UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

Item 1.

Reports to Stockholders

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Twilio, Inc. Class A	0.5
Xcel Energy, Inc.	0.5
lululemon athletica, Inc.	0.5
Veeva Systems, Inc. Class A	0.5
DocuSign, Inc.	0.5
IDEXX Laboratories, Inc.	0.5
Chipotle Mexican Grill, Inc.	0.4
Align Technology, Inc.	0.4
Amphenol Corp. Class A	0.4
Cummins, Inc.	0.4
4.6

Top Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	19.2
Industrials	15.4
Health Care	13.3
Consumer Discretionary	11.6
Financials	10.8
Real Estate	6.9
Utilities	6.0
Materials	5.5
Communication Services	4.6
Consumer Staples	4.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	16,634	$143,385
GCI Liberty, Inc. (a)	1,494	121,358
		264,743
Entertainment - 1.2%
Lions Gate Entertainment Corp.:
Class A (a)	1,112	7,450
Class B (a)	1,594	9,994
Live Nation Entertainment, Inc. (a)	2,149	104,871
Madison Square Garden Entertainment Corp. (a)	282	18,330
Roku, Inc. Class A (a)	1,606	325,054
Spotify Technology SA (a)	1,986	476,422
Take-Two Interactive Software, Inc. (a)	1,705	264,139
The Madison Square Garden Co. (a)	284	40,226
World Wrestling Entertainment, Inc. Class A	695	25,270
Zynga, Inc. (a)	13,477	121,158
		1,392,914
Interactive Media & Services - 1.4%
InterActiveCorp (a)	1,140	137,621
Match Group, Inc. (a)	3,320	387,710
Pinterest, Inc. Class A (a)	6,095	359,300
TripAdvisor, Inc.	1,524	29,124
Twitter, Inc. (a)	11,669	482,630
Zillow Group, Inc.:
Class A (a)	883	78,878
Class C (a)	2,119	187,786
		1,663,049
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	4,650	125,318
Cable One, Inc.	81	140,281
Discovery Communications, Inc.:
Class A (a)(b)	2,410	48,778
Class C (non-vtg.) (a)	4,863	89,090
DISH Network Corp. Class A (a)	3,725	94,950
Fox Corp.:
Class A	5,189	137,612
Class B	2,400	62,736
Interpublic Group of Companies, Inc.	5,865	106,098
John Wiley & Sons, Inc. Class A	670	20,743
Liberty Broadband Corp.:
Class A (a)	372	52,285
Class C (a)	1,597	226,311
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	3,123	112,834
Liberty Media Class A (a)	244	8,125
Liberty SiriusXM Series A (a)	1,252	43,282
Liberty SiriusXM Series C (a)	2,633	91,102
News Corp.:
Class A	5,916	77,677
Class B	1,771	23,058
Nexstar Broadcasting Group, Inc. Class A	658	54,219
Omnicom Group, Inc.	3,214	151,701
Sirius XM Holdings, Inc. (b)	17,863	102,355
The New York Times Co. Class A	2,457	97,445
ViacomCBS, Inc.:
Class A	510	15,229
Class B	7,916	226,160
		2,107,389
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	1,518	25,806
U.S. Cellular Corp. (a)	207	6,028
		31,834

TOTAL COMMUNICATION SERVICES		5,459,929

CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.6%
Aptiv PLC	4,064	392,135
BorgWarner, Inc.	3,713	129,881
Gentex Corp.	3,713	102,739
Lear Corp.	906	109,454
		734,209
Automobiles - 0.5%
Ford Motor Co.	59,187	457,516
Harley-Davidson, Inc.	2,319	76,249
Thor Industries, Inc.	836	70,709
		604,474
Distributors - 0.4%
Genuine Parts Co.	2,136	193,158
LKQ Corp. (a)	4,608	147,410
Pool Corp.	587	205,350
		545,918
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	911	143,984
Chegg, Inc. (a)	1,842	135,276
Frontdoor, Inc. (a)	1,285	50,912
Graham Holdings Co.	61	23,201
Grand Canyon Education, Inc. (a)	717	56,191
H&R Block, Inc.	2,902	50,089
Service Corp. International	2,601	120,452
ServiceMaster Global Holdings, Inc. (a)	2,004	94,368
		674,473
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	3,457	95,897
Carnival Corp.	7,135	97,821
Chipotle Mexican Grill, Inc. (a)	423	508,226
Choice Hotels International, Inc.	527	46,033
Darden Restaurants, Inc.	1,976	181,634
Domino's Pizza, Inc.	591	223,587
Dunkin' Brands Group, Inc.	1,239	123,541
Extended Stay America, Inc. unit	2,673	30,339
Hilton Worldwide Holdings, Inc.	4,146	364,060
Hyatt Hotels Corp. Class A	535	29,500
MGM Mirage, Inc.	7,196	148,022
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,171	69,364
Planet Fitness, Inc. (a)	1,215	72,013
Royal Caribbean Cruises Ltd.	2,668	150,529
Six Flags Entertainment Corp.	1,163	25,144
Vail Resorts, Inc.	608	141,080
Wendy's Co.	2,716	59,345
Wyndham Destinations, Inc.	1,273	41,538
Wyndham Hotels & Resorts, Inc.	1,378	64,091
Wynn Resorts Ltd.	1,484	107,486
Yum China Holdings, Inc.	6,076	323,425
		2,902,675
Household Durables - 1.5%
D.R. Horton, Inc.	5,022	335,520
Garmin Ltd.	2,268	235,917
Leggett & Platt, Inc.	1,998	83,377
Lennar Corp.:
Class A	4,106	288,364
Class B	247	14,052
Mohawk Industries, Inc. (a)	879	90,704
Newell Brands, Inc.	5,808	102,569
NVR, Inc. (a)	51	201,608
PulteGroup, Inc.	4,044	164,833
Tempur Sealy International, Inc. (a)	716	63,724
Toll Brothers, Inc.	1,754	74,159
Whirlpool Corp.	928	171,643
		1,826,470
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	1,792	217,889
Expedia, Inc.	2,054	193,384
GrubHub, Inc. (a)	1,396	103,248
Qurate Retail, Inc. Series A (a)	5,725	38,758
Wayfair LLC Class A (a)	1,009	250,262
		803,541
Leisure Products - 0.5%
Brunswick Corp.	1,187	75,624
Hasbro, Inc.	1,933	159,898
Mattel, Inc. (a)	5,174	71,246
Peloton Interactive, Inc. Class A (a)	1,480	163,111
Polaris, Inc.	887	80,593
		550,472
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	3,563	321,810
Kohl's Corp.	2,377	50,606
Nordstrom, Inc. (b)	1,629	19,711
Ollie's Bargain Outlet Holdings, Inc. (a)	830	72,285
		464,412
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,014	149,342
AutoNation, Inc. (a)	861	48,845
AutoZone, Inc. (a)	354	399,659
Best Buy Co., Inc.	3,465	386,521
Burlington Stores, Inc. (a)	984	190,483
CarMax, Inc. (a)	2,463	212,902
Carvana Co. Class A (a)	827	153,284
Dick's Sporting Goods, Inc.	946	53,591
Five Below, Inc. (a)	832	110,939
Floor & Decor Holdings, Inc. Class A (a)	1,417	103,441
Foot Locker, Inc.	1,555	57,348
Gap, Inc.	2,741	53,312
L Brands, Inc.	3,483	111,491
O'Reilly Automotive, Inc. (a)	1,111	485,063
Penske Automotive Group, Inc.	481	24,608
Tiffany & Co., Inc.	1,838	240,484
Tractor Supply Co.	1,755	233,784
Ulta Beauty, Inc. (a)	816	168,724
Vroom, Inc.	361	14,837
Williams-Sonoma, Inc.	1,173	106,989
		3,305,647
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,132	45,241
Carter's, Inc.	657	53,513
Columbia Sportswear Co.	457	34,088
Hanesbrands, Inc.	5,254	84,432
lululemon athletica, Inc. (a)	1,724	550,456
PVH Corp.	1,055	61,496
Ralph Lauren Corp.	706	47,196
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,007	63,642
Tapestry, Inc.	4,196	93,277
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,388	46,890
Class C (non-vtg.) (a)	2,403	29,389
VF Corp.	4,909	329,885
		1,439,505

TOTAL CONSUMER DISCRETIONARY		13,851,796

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	135	140,289
Brown-Forman Corp.:
Class A	671	42,105
Class B (non-vtg.)	2,747	191,493
Molson Coors Beverage Co. Class B	2,651	93,474
		467,361
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	705	10,356
Casey's General Stores, Inc.	558	94,062
Grocery Outlet Holding Corp. (a)	1,069	47,057
Kroger Co.	11,750	378,468
Sprouts Farmers Market LLC (a)	1,781	33,928
U.S. Foods Holding Corp. (a)	3,345	69,911
		633,782
Food Products - 2.5%
Archer Daniels Midland Co.	8,406	388,693
Beyond Meat, Inc. (a)	782	111,380
Bunge Ltd.	2,055	116,580
Campbell Soup Co.	2,663	124,282
Conagra Brands, Inc.	7,397	259,561
Flowers Foods, Inc.	2,944	69,420
Hormel Foods Corp.	4,240	206,446
Ingredion, Inc.	1,018	72,166
Kellogg Co.	3,806	239,359
Lamb Weston Holdings, Inc.	2,215	140,542
McCormick & Co., Inc. (non-vtg.)	1,880	339,359
Pilgrim's Pride Corp. (a)	797	13,342
Post Holdings, Inc. (a)	968	83,151
Seaboard Corp.	4	13,780
The Hain Celestial Group, Inc. (a)	1,222	37,577
The Hershey Co.	2,236	307,361
The J.M. Smucker Co.	1,671	187,486
TreeHouse Foods, Inc. (a)	849	32,975
Tyson Foods, Inc. Class A	4,381	250,725
		2,994,185
Household Products - 0.7%
Church & Dwight Co., Inc.	3,730	329,695
Clorox Co.	1,914	396,677
Energizer Holdings, Inc.	936	36,832
Reynolds Consumer Products, Inc.	740	20,898
Spectrum Brands Holdings, Inc.	640	36,397
		820,499
Personal Products - 0.1%
Coty, Inc. Class A	4,234	12,279
Herbalife Nutrition Ltd. (a)	1,362	61,481
Nu Skin Enterprises, Inc. Class A	771	38,049
		111,809

TOTAL CONSUMER STAPLES		5,027,636

ENERGY - 2.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	9,978	147,375
Halliburton Co.	13,320	160,639
Helmerich & Payne, Inc.	1,562	23,227
National Oilwell Varco, Inc.	5,836	49,022
		380,263
Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream GP LP	4,311	24,702
Apache Corp.	5,666	47,028
Cabot Oil & Gas Corp.	5,957	105,975
Cheniere Energy, Inc. (a)	3,521	168,550
Cimarex Energy Co.	1,518	38,512
Concho Resources, Inc.	2,952	122,538
Continental Resources, Inc.	1,127	13,558
Devon Energy Corp.	5,750	51,348
Diamondback Energy, Inc.	2,410	62,564
EQT Corp.	3,886	58,834
Equitrans Midstream Corp.	6,246	45,346
Hess Corp.	4,183	155,691
HollyFrontier Corp.	2,246	41,573
Marathon Oil Corp.	11,922	47,211
Marathon Petroleum Corp.	9,814	289,513
Murphy Oil Corp.	2,177	16,806
Occidental Petroleum Corp.	12,777	116,654
ONEOK, Inc.	6,668	193,372
Parsley Energy, Inc. Class A	4,530	45,345
Pioneer Natural Resources Co.	2,496	198,582
Targa Resources Corp.	3,540	56,817
The Williams Companies, Inc.	18,430	353,672
WPX Energy, Inc. (a)	6,211	28,633
		2,282,824

TOTAL ENERGY		2,663,087

FINANCIALS - 10.8%
Banks - 2.7%
Associated Banc-Corp.	2,348	32,144
Bank of Hawaii Corp.	589	35,717
Bank OZK	1,853	45,917
BOK Financial Corp.	476	27,960
Citizens Financial Group, Inc.	6,479	176,553
Comerica, Inc.	2,123	96,618
Commerce Bancshares, Inc.	1,526	94,994
Cullen/Frost Bankers, Inc.	843	59,238
East West Bancorp, Inc.	2,149	78,396
Fifth Third Bancorp	10,774	250,172
First Citizens Bancshares, Inc.	96	44,419
First Hawaiian, Inc.	1,969	33,985
First Horizon National Corp.	8,211	85,477
First Republic Bank	2,576	324,937
FNB Corp., Pennsylvania	4,994	37,755
Huntington Bancshares, Inc.	15,341	160,160
KeyCorp	14,766	191,663
M&T Bank Corp.	1,946	201,567
PacWest Bancorp	1,777	34,189
Peoples United Financial, Inc.	6,364	67,904
Pinnacle Financial Partners, Inc.	1,117	51,147
Popular, Inc.	1,249	52,708
Prosperity Bancshares, Inc.	1,359	74,894
Regions Financial Corp.	14,608	194,286
Signature Bank	781	63,058
Sterling Bancorp	2,940	39,337
SVB Financial Group (a)	779	226,455
Synovus Financial Corp.	2,210	57,460
TCF Financial Corp.	2,280	62,039
Umpqua Holdings Corp.	3,368	42,302
Webster Financial Corp.	1,367	44,031
Western Alliance Bancorp.	1,472	60,646
Wintrust Financial Corp.	863	42,485
Zions Bancorp NA	2,433	78,513
		3,169,126
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	695	52,382
Ameriprise Financial, Inc.	1,825	293,515
Apollo Global Management LLC Class A	2,574	94,878
Ares Management Corp.	1,485	62,816
Carlyle Group LP	1,744	43,460
Cboe Global Markets, Inc.	1,662	135,104
Eaton Vance Corp. (non-vtg.)	1,684	100,686
Evercore, Inc. Class A	598	47,565
FactSet Research Systems, Inc.	562	172,253
Franklin Resources, Inc.	4,117	77,194
Interactive Brokers Group, Inc.	1,112	52,898
Invesco Ltd.	5,723	75,029
KKR & Co. LP	8,089	276,239
Lazard Ltd. Class A	1,513	50,943
LPL Financial	1,186	94,797
MarketAxess Holdings, Inc.	559	301,217
Morningstar, Inc.	327	62,254
MSCI, Inc.	1,235	432,052
Northern Trust Corp.	2,907	227,531
Raymond James Financial, Inc.	1,865	142,561
SEI Investments Co.	1,740	85,521
State Street Corp.	5,341	314,585
T. Rowe Price Group, Inc.	3,430	434,444
The NASDAQ OMX Group, Inc.	1,735	209,918
Tradeweb Markets, Inc. Class A	1,262	68,754
Virtu Financial, Inc. Class A	961	20,546
		3,929,142
Consumer Finance - 0.7%
Ally Financial, Inc.	5,646	150,635
Credit Acceptance Corp. (a)(b)	149	44,420
Discover Financial Services	4,655	302,622
LendingTree, Inc. (a)	119	38,507
OneMain Holdings, Inc.	980	34,192
Santander Consumer U.S.A. Holdings, Inc.	1,104	22,455
SLM Corp.	5,691	52,300
Synchrony Financial	8,966	224,329
		869,460
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	6,169	132,572
Jefferies Financial Group, Inc.	3,466	67,622
Voya Financial, Inc.	1,911	91,594
		291,788
Insurance - 3.5%
Alleghany Corp.	211	115,402
American Financial Group, Inc.	1,107	82,959
American National Group, Inc.	105	7,224
Arch Capital Group Ltd. (a)	5,972	180,414
Arthur J. Gallagher & Co.	2,853	295,885
Assurant, Inc.	901	112,057
Assured Guaranty Ltd.	1,224	31,249
Athene Holding Ltd. (a)	1,736	55,691
Axis Capital Holdings Ltd.	1,247	53,234
Brighthouse Financial, Inc. (a)	1,403	46,439
Brown & Brown, Inc.	3,561	154,939
Cincinnati Financial Corp.	2,274	160,863
CNA Financial Corp.	429	12,780
Erie Indemnity Co. Class A	380	88,491
Everest Re Group Ltd.	595	117,263
First American Financial Corp.	1,643	73,261
FNF Group	4,173	130,573
Globe Life, Inc.	1,584	128,447
GoHealth, Inc. (a)	645	6,682
Hanover Insurance Group, Inc.	572	54,718
Hartford Financial Services Group, Inc.	5,428	209,087
Kemper Corp.	942	58,084
Lemonade, Inc. (a)	197	9,907
Lincoln National Corp.	2,927	102,738
Loews Corp.	3,633	125,992
Markel Corp. (a)	205	191,224
Mercury General Corp.	423	17,220
Old Republic International Corp.	4,260	69,353
Primerica, Inc.	597	65,813
Principal Financial Group, Inc.	4,132	162,057
Prudential Financial, Inc.	6,006	384,504
Reinsurance Group of America, Inc.	1,027	103,748
RenaissanceRe Holdings Ltd.	768	124,201
Unum Group	3,060	54,040
W.R. Berkley Corp.	2,101	126,312
White Mountains Insurance Group Ltd.	46	41,783
Willis Towers Watson PLC	1,951	356,018
		4,110,652
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	8,409	117,474
Annaly Capital Management, Inc.	21,262	150,748
New Residential Investment Corp.	6,230	46,725
Starwood Property Trust, Inc.	4,177	58,353
		373,300
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	5,073	51,034
New York Community Bancorp, Inc.	6,742	56,026
TFS Financial Corp.	894	14,045
		121,105

TOTAL FINANCIALS		12,864,573

HEALTH CARE - 13.3%
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc. (a)	1,684	78,222
Acceleron Pharma, Inc. (a)	778	81,363
Agios Pharmaceuticals, Inc. (a)	933	37,385
Alexion Pharmaceuticals, Inc. (a)	3,230	371,902
Alkermes PLC (a)	2,398	38,968
Alnylam Pharmaceuticals, Inc. (a)	1,752	215,443
BioMarin Pharmaceutical, Inc. (a)	2,746	204,385
bluebird bio, Inc. (a)	993	51,348
Exact Sciences Corp. (a)	2,255	279,237
Exelixis, Inc. (a)	4,600	94,208
Global Blood Therapeutics, Inc. (a)	879	46,482
Incyte Corp. (a)	2,768	239,820
Ionis Pharmaceuticals, Inc. (a)	1,981	93,008
Iovance Biotherapeutics, Inc. (a)	2,085	74,393
Moderna, Inc. (a)	4,332	292,280
Neurocrine Biosciences, Inc. (a)	1,390	137,151
Repligen Corp. (a)	793	132,090
Sage Therapeutics, Inc. (a)	782	57,383
Sarepta Therapeutics, Inc. (a)	1,134	154,122
Seagen, Inc. (a)	1,847	308,080
United Therapeutics Corp. (a)	657	88,189
		3,075,459
Health Care Equipment & Supplies - 4.2%
Abiomed, Inc. (a)	670	168,760
Align Technology, Inc. (a)	1,184	504,479
Dentsply Sirona, Inc.	3,324	156,860
Envista Holdings Corp. (a)	2,403	63,487
Globus Medical, Inc. (a)	1,131	58,948
Haemonetics Corp. (a)	754	76,222
Hill-Rom Holdings, Inc.	1,010	91,981
Hologic, Inc. (a)	3,892	267,847
ICU Medical, Inc. (a)	297	52,804
IDEXX Laboratories, Inc. (a)	1,276	542,070
Insulet Corp. (a)	995	221,139
Integra LifeSciences Holdings Corp. (a)	1,072	47,275
Masimo Corp. (a)	742	166,074
Novocure Ltd. (a)	1,504	183,638
Penumbra, Inc. (a)	501	130,776
Quidel Corp. (a)	564	151,316
ResMed, Inc.	2,174	417,278
STERIS PLC	1,276	226,094
Tandem Diabetes Care, Inc. (a)	901	98,209
Teleflex, Inc.	705	224,352
The Cooper Companies, Inc.	739	235,778
Varian Medical Systems, Inc. (a)	1,377	237,946
West Pharmaceutical Services, Inc.	1,114	303,086
Zimmer Biomet Holdings, Inc.	3,144	415,322
		5,041,741
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	1,324	47,201
Amedisys, Inc. (a)	480	124,320
AmerisourceBergen Corp.	2,219	213,179
Cardinal Health, Inc.	4,446	203,582
Chemed Corp.	234	111,927
DaVita HealthCare Partners, Inc. (a)	1,266	109,193
Encompass Health Corp.	1,493	91,536
Guardant Health, Inc. (a)	1,247	133,005
Henry Schein, Inc. (a)	2,169	137,905
Laboratory Corp. of America Holdings (a)	1,472	294,061
McKesson Corp.	2,450	361,351
Molina Healthcare, Inc. (a)	889	165,772
Oak Street Health, Inc. (a)	264	12,564
Premier, Inc.	932	30,504
Quest Diagnostics, Inc.	2,029	247,822
Universal Health Services, Inc. Class B	1,112	121,820
		2,405,742
Health Care Technology - 1.1%
Cerner Corp.	4,617	323,606
Change Healthcare, Inc. (a)	3,653	51,690
Livongo Health, Inc.	840	107,213
Teladoc Health, Inc. (a)(b)	1,085	213,159
Veeva Systems, Inc. Class A (a)	2,027	547,391
		1,243,059
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	872	119,377
Adaptive Biotechnologies Corp. (a)	1,158	53,361
Agilent Technologies, Inc.	4,690	478,802
Avantor, Inc. (a)	6,792	158,050
Berkeley Lights, Inc. (a)	143	10,378
Bio-Rad Laboratories, Inc. Class A (a)	320	187,654
Bio-Techne Corp.	577	145,641
Bruker Corp.	1,572	66,873
Charles River Laboratories International, Inc. (a)	743	169,181
IQVIA Holdings, Inc. (a)	2,884	444,107
Mettler-Toledo International, Inc. (a)	358	357,252
PerkinElmer, Inc.	1,687	218,551
PPD, Inc.	2,419	79,537
PRA Health Sciences, Inc. (a)	957	93,250
QIAGEN NV (a)	3,411	161,818
Syneos Health, Inc. (a)	1,048	55,628
Waters Corp. (a)	926	206,331
		3,005,791
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	2,470	216,792
Elanco Animal Health, Inc. (a)	6,070	188,231
Horizon Therapeutics PLC (a)	2,961	221,868
Jazz Pharmaceuticals PLC (a)	819	118,018
Mylan NV (a)	7,813	113,601
Nektar Therapeutics (a)	2,608	41,311
Perrigo Co. PLC	2,069	90,767
Reata Pharmaceuticals, Inc. (a)	361	42,132
Royalty Pharma PLC	1,568	57,546
		1,090,266

TOTAL HEALTH CARE		15,862,058

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	946	93,559
BWX Technologies, Inc.	1,439	79,159
Curtiss-Wright Corp.	630	53,147
HEICO Corp.	650	68,283
HEICO Corp. Class A	1,211	113,229
Hexcel Corp.	1,256	42,051
Howmet Aerospace, Inc.	5,978	103,121
Huntington Ingalls Industries, Inc.	599	88,341
Mercury Systems, Inc. (a)	832	57,308
Spirit AeroSystems Holdings, Inc. Class A	1,585	28,831
Teledyne Technologies, Inc. (a)	551	170,342
Textron, Inc.	3,448	123,438
TransDigm Group, Inc.	793	378,586
Virgin Galactic Holdings, Inc. (a)(b)	1,012	17,629
		1,417,024
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,010	177,744
Expeditors International of Washington, Inc.	2,515	222,251
XPO Logistics, Inc. (a)	1,379	124,110
		524,105
Airlines - 0.9%
Alaska Air Group, Inc.	1,815	68,770
American Airlines Group, Inc. (b)	7,657	86,371
Copa Holdings SA Class A	474	23,359
Delta Air Lines, Inc.	9,681	296,626
JetBlue Airways Corp. (a)	4,108	49,173
Southwest Airlines Co.	8,939	353,359
United Airlines Holdings, Inc. (a)	4,409	149,289
		1,026,947
Building Products - 2.1%
A.O. Smith Corp.	2,003	103,535
Allegion PLC	1,409	138,787
Armstrong World Industries, Inc.	723	43,308
Carrier Global Corp.	13,174	439,880
Fortune Brands Home & Security, Inc.	2,095	169,423
Johnson Controls International PLC	11,303	477,100
Lennox International, Inc.	525	142,622
Masco Corp.	3,989	213,810
Owens Corning	1,622	106,192
The AZEK Co., Inc.	614	20,532
Trane Technologies PLC	3,623	480,953
Trex Co., Inc. (a)	1,756	122,112
		2,458,254
Commercial Services & Supplies - 1.3%
ADT, Inc.	2,361	15,559
Cintas Corp.	1,339	421,182
Clean Harbors, Inc. (a)	777	41,158
Copart, Inc. (a)	3,081	340,019
IAA Spinco, Inc. (a)	2,028	114,765
MSA Safety, Inc.	551	72,688
Republic Services, Inc.	3,182	280,557
Rollins, Inc.	2,248	130,047
Stericycle, Inc. (a)	1,384	86,223
		1,502,198
Construction & Engineering - 0.4%
AECOM (a)	2,322	104,118
Jacobs Engineering Group, Inc.	1,905	180,975
Quanta Services, Inc.	2,076	129,605
Valmont Industries, Inc.	317	44,998
		459,696
Electrical Equipment - 1.2%
Acuity Brands, Inc.	591	52,682
AMETEK, Inc.	3,480	341,736
Generac Holdings, Inc. (a)	925	194,389
GrafTech International Ltd.	981	6,622
Hubbell, Inc. Class B	817	118,882
nVent Electric PLC	2,354	42,490
Regal Beloit Corp.	611	60,275
Rockwell Automation, Inc.	1,758	416,857
Sensata Technologies, Inc. PLC (a)	2,342	102,369
Vertiv Holdings Co.	3,348	59,092
		1,395,394
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	820	101,573
Machinery - 4.1%
AGCO Corp.	937	72,177
Allison Transmission Holdings, Inc.	1,710	61,817
Colfax Corp. (a)	1,491	40,540
Crane Co.	736	37,352
Cummins, Inc.	2,236	491,674
Donaldson Co., Inc.	1,921	91,248
Dover Corp.	2,181	241,459
Flowserve Corp.	1,963	57,163
Fortive Corp.	4,515	278,124
Gates Industrial Corp. PLC (a)	634	7,037
Graco, Inc.	2,525	156,298
IDEX Corp.	1,151	196,119
Ingersoll Rand, Inc. (a)	5,244	183,225
ITT, Inc.	1,313	79,450
Lincoln Electric Holdings, Inc.	865	88,074
Middleby Corp. (a)	835	83,116
Nordson Corp.	869	168,091
Oshkosh Corp.	1,027	69,179
Otis Worldwide Corp.	6,189	379,262
PACCAR, Inc.	5,145	439,280
Parker Hannifin Corp.	1,943	404,843
Pentair PLC	2,537	126,241
Snap-On, Inc.	813	128,072
Stanley Black & Decker, Inc.	2,340	388,908
Timken Co.	952	56,834
Toro Co.	1,623	133,248
Trinity Industries, Inc.	1,375	25,905
Westinghouse Air Brake Co.	2,752	163,194
Woodward, Inc.	848	67,458
Xylem, Inc.	2,714	236,498
		4,951,886
Marine - 0.0%
Kirby Corp. (a)	901	34,679
Professional Services - 1.9%
CoreLogic, Inc.	1,195	91,931
CoStar Group, Inc. (a)	592	487,577
Dun & Bradstreet Holdings, Inc. (a)	1,285	33,204
Equifax, Inc.	1,835	250,661
FTI Consulting, Inc. (a)	546	53,759
IHS Markit Ltd.	6,020	486,837
Manpower, Inc.	882	59,861
Nielsen Holdings PLC	5,406	73,035
Robert Half International, Inc.	1,694	85,869
TransUnion Holding Co., Inc.	2,900	231,014
Verisk Analytics, Inc.	2,411	429,086
		2,282,834
Road & Rail - 0.8%
AMERCO	134	46,519
J.B. Hunt Transport Services, Inc.	1,274	155,097
Kansas City Southern	1,445	254,522
Knight-Swift Transportation Holdings, Inc. Class A	1,896	72,029
Landstar System, Inc.	581	72,451
Lyft, Inc. (a)	3,678	83,969
Old Dominion Freight Lines, Inc.	1,480	281,748
Ryder System, Inc.	790	38,915
Schneider National, Inc. Class B	884	19,501
		1,024,751
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	1,601	43,611
Fastenal Co.	8,688	375,582
HD Supply Holdings, Inc. (a)	2,429	96,820
MSC Industrial Direct Co., Inc. Class A	671	46,742
United Rentals, Inc. (a)	1,091	194,514
Univar, Inc. (a)	2,519	41,790
W.W. Grainger, Inc.	674	235,913
Watsco, Inc.	495	110,949
		1,145,921
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	1,115	28,767

TOTAL INDUSTRIALS		18,354,029

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	894	186,757
Ciena Corp. (a)	2,317	91,267
CommScope Holding Co., Inc. (a)	2,935	26,122
EchoStar Holding Corp. Class A (a)	723	16,745
F5 Networks, Inc. (a)	923	122,704
Juniper Networks, Inc.	4,978	98,166
Lumentum Holdings, Inc. (a)	1,133	93,688
Motorola Solutions, Inc.	2,581	407,953
Ubiquiti, Inc.	129	23,944
ViaSat, Inc. (a)	885	30,002
		1,097,348
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	4,381	494,352
Arrow Electronics, Inc. (a)	1,167	90,898
Avnet, Inc.	1,485	36,635
CDW Corp.	2,153	263,958
Cognex Corp.	2,502	164,882
Coherent, Inc. (a)	364	45,551
Corning, Inc.	11,377	363,723
Dolby Laboratories, Inc. Class A	953	71,551
FLIR Systems, Inc.	1,976	68,547
IPG Photonics Corp. (a)	538	100,046
Jabil, Inc.	2,244	74,366
Keysight Technologies, Inc. (a)	2,839	297,726
Littelfuse, Inc.	361	71,456
National Instruments Corp.	1,951	61,027
SYNNEX Corp.	629	82,802
Trimble, Inc. (a)	3,774	181,643
Vontier Corp. (a)	1,813	52,106
Zebra Technologies Corp. Class A (a)	798	226,345
		2,747,614
IT Services - 4.1%
Akamai Technologies, Inc. (a)	2,426	230,761
Alliance Data Systems Corp.	706	36,387
Amdocs Ltd.	2,003	112,929
BigCommerce Holdings, Inc. (a)(b)	133	9,762
Black Knight, Inc. (a)	2,298	202,109
Booz Allen Hamilton Holding Corp. Class A	2,059	161,632
Broadridge Financial Solutions, Inc.	1,736	238,874
CACI International, Inc. Class A (a)	376	78,407
DXC Technology Co.	3,846	70,843
EPAM Systems, Inc. (a)	806	249,014
Euronet Worldwide, Inc. (a)	763	67,785
Fastly, Inc. Class A (a)(b)	1,197	76,021
FleetCor Technologies, Inc. (a)	1,251	276,358
Gartner, Inc. (a)	1,315	157,932
Genpact Ltd.	2,833	97,370
GoDaddy, Inc. (a)	2,518	178,123
Jack Henry & Associates, Inc.	1,160	171,970
Leidos Holdings, Inc.	2,036	168,988
MongoDB, Inc. Class A (a)	764	174,551
Okta, Inc. (a)	1,746	366,363
Paychex, Inc.	4,866	400,229
Sabre Corp.	4,171	27,195
Science Applications International Corp.	880	67,206
StoneCo Ltd. Class A (a)	2,705	142,121
Switch, Inc. Class A	1,343	18,883
The Western Union Co.	6,230	121,111
Twilio, Inc. Class A (a)	2,078	579,681
VeriSign, Inc. (a)	1,551	295,776
WEX, Inc. (a)	668	84,535
		4,862,916
Semiconductors & Semiconductor Equipment - 3.5%
Cirrus Logic, Inc. (a)	890	61,294
Cree, Inc. (a)	1,645	104,622
Enphase Energy, Inc. (a)	1,603	157,238
Entegris, Inc.	2,037	152,306
First Solar, Inc. (a)	1,396	121,515
Inphi Corp. (a)	725	101,326
KLA-Tencor Corp.	2,355	464,359
Marvell Technology Group Ltd.	10,000	375,100
Maxim Integrated Products, Inc.	4,029	280,620
Microchip Technology, Inc.	3,676	386,274
MKS Instruments, Inc.	828	89,747
Monolithic Power Systems, Inc.	660	210,936
ON Semiconductor Corp. (a)	6,165	154,680
Qorvo, Inc. (a)	1,734	220,842
Skyworks Solutions, Inc.	2,530	357,464
SolarEdge Technologies, Inc. (a)	741	190,948
Teradyne, Inc.	2,515	220,943
Universal Display Corp.	652	129,298
Xilinx, Inc.	3,706	439,865
		4,219,377
Software - 7.5%
2U, Inc. (a)	1,018	37,513
Alteryx, Inc. Class A (a)	801	100,405
Anaplan, Inc. (a)	1,981	109,648
ANSYS, Inc. (a)	1,300	395,681
Aspen Technology, Inc. (a)	1,027	112,775
Avalara, Inc. (a)	1,248	186,014
Bill.Com Holdings, Inc. (a)	827	82,700
Cadence Design Systems, Inc. (a)	4,182	457,385
CDK Global, Inc.	1,844	79,476
Ceridian HCM Holding, Inc. (a)	1,633	140,797
Citrix Systems, Inc.	1,872	212,041
Cloudflare, Inc. (a)	1,651	85,802
Coupa Software, Inc. (a)	1,008	269,842
Crowdstrike Holdings, Inc. (a)	2,302	285,080
Datadog, Inc. Class A (a)	2,312	209,814
DocuSign, Inc. (a)	2,705	547,086
Dropbox, Inc. Class A (a)	3,723	67,982
Duck Creek Technologies, Inc. (a)	220	9,541
Dynatrace, Inc. (a)	2,761	97,491
Elastic NV (a)	991	100,497
Everbridge, Inc. (a)	520	54,439
Fair Isaac Corp. (a)	425	166,366
FireEye, Inc. (a)	3,349	46,350
Five9, Inc. (a)	933	141,555
Fortinet, Inc. (a)	2,017	222,616
Globant SA (a)	585	105,657
Guidewire Software, Inc. (a)	1,264	121,483
HubSpot, Inc. (a)	628	182,164
Jamf Holding Corp. (a)	309	10,073
Manhattan Associates, Inc. (a)	957	81,824
Medallia, Inc. (a)	1,268	36,075
nCino, Inc. (a)	220	15,514
New Relic, Inc. (a)	770	46,708
Nortonlifelock, Inc.	8,342	171,595
Nuance Communications, Inc. (a)	4,276	136,447
Nutanix, Inc. Class A (a)	2,789	67,884
Pagerduty, Inc. (a)	1,047	28,374
Palo Alto Networks, Inc. (a)	1,437	317,850
Parametric Technology Corp. (a)	1,585	132,950
Paycom Software, Inc. (a)	747	271,975
Paylocity Holding Corp. (a)	524	97,212
Pegasystems, Inc.	597	69,180
Pluralsight, Inc. (a)	1,579	24,790
Proofpoint, Inc. (a)	858	82,145
RealPage, Inc. (a)	1,330	74,068
RingCentral, Inc. (a)	1,177	304,066
Slack Technologies, Inc. Class A (a)	5,787	148,031
Smartsheet, Inc. (a)	1,673	83,399
SolarWinds, Inc. (a)	713	14,567
Splunk, Inc. (a)	2,413	477,871
SS&C Technologies Holdings, Inc.	3,419	202,473
Synopsys, Inc. (a)	2,272	485,890
Teradata Corp. (a)	1,632	29,980
The Trade Desk, Inc. (a)	627	355,164
Tyler Technologies, Inc. (a)	602	231,397
Zendesk, Inc. (a)	1,737	192,703
Zscaler, Inc. (a)	1,068	144,981
		8,963,386
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	19,614	169,465
HP, Inc.	21,703	389,786
NCR Corp. (a)	1,920	39,014
NetApp, Inc.	3,365	147,690
Pure Storage, Inc. Class A (a)	3,643	58,652
Western Digital Corp.	4,556	171,898
Xerox Holdings Corp.	2,721	47,291
		1,023,796

TOTAL INFORMATION TECHNOLOGY		22,914,437

MATERIALS - 5.5%
Chemicals - 2.5%
Albemarle Corp. U.S.	1,603	149,416
Ashland Global Holdings, Inc.	832	58,049
Axalta Coating Systems Ltd. (a)	3,198	80,302
Cabot Corp.	840	31,928
Celanese Corp. Class A	1,792	203,410
CF Industries Holdings, Inc.	3,242	89,512
Corteva, Inc.	11,381	375,345
Eastman Chemical Co.	2,066	167,015
Element Solutions, Inc. (a)	3,278	38,418
FMC Corp.	1,959	201,268
Huntsman Corp.	3,062	74,376
International Flavors & Fragrances, Inc. (b)	1,620	166,309
LyondellBasell Industries NV Class A	3,911	267,708
NewMarket Corp.	103	36,842
Olin Corp.	2,149	35,566
PPG Industries, Inc.	3,580	464,398
RPM International, Inc.	1,935	163,836
The Chemours Co. LLC	2,452	49,383
The Mosaic Co.	5,235	96,848
The Scotts Miracle-Gro Co. Class A	618	92,731
Valvoline, Inc.	2,831	55,686
W.R. Grace & Co.	847	36,836
Westlake Chemical Corp.	513	34,689
		2,969,871
Construction Materials - 0.5%
Eagle Materials, Inc.	620	52,855
Martin Marietta Materials, Inc.	941	250,635
Vulcan Materials Co.	2,007	290,694
		594,184
Containers & Packaging - 1.7%
Amcor PLC	23,897	249,246
Aptargroup, Inc.	977	111,466
Ardagh Group SA	346	5,702
Avery Dennison Corp.	1,269	175,617
Ball Corp.	4,836	430,404
Berry Global Group, Inc. (a)	2,003	93,400
Crown Holdings, Inc. (a)	1,978	169,712
Graphic Packaging Holding Co.	4,215	56,017
International Paper Co.	5,971	261,231
Packaging Corp. of America	1,416	162,118
Sealed Air Corp.	2,367	93,710
Silgan Holdings, Inc.	1,202	41,409
Sonoco Products Co.	1,513	73,971
WestRock Co.	3,901	146,483
		2,070,486
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	22,014	381,723
Nucor Corp.	4,564	217,977
Reliance Steel & Aluminum Co.	957	104,303
Royal Gold, Inc.	996	118,335
Steel Dynamics, Inc.	3,040	95,699
		918,037

TOTAL MATERIALS		6,552,578

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	1,899	287,736
American Campus Communities, Inc.	2,085	78,104
American Homes 4 Rent Class A	3,974	112,345
Americold Realty Trust	3,092	112,023
Apartment Investment & Management Co. Class A	2,261	72,126
Apple Hospitality (REIT), Inc.	3,176	31,442
AvalonBay Communities, Inc.	2,135	297,043
Boston Properties, Inc.	2,366	171,322
Brandywine Realty Trust (SBI)	2,520	22,075
Brixmor Property Group, Inc.	4,482	49,123
Brookfield Property REIT, Inc. Class A (b)	701	10,340
Camden Property Trust (SBI)	1,446	133,379
CoreSite Realty Corp.	608	72,571
Corporate Office Properties Trust (SBI)	1,701	38,153
Cousins Properties, Inc.	2,228	56,769
CubeSmart	2,922	99,143
CyrusOne, Inc.	1,769	125,687
Douglas Emmett, Inc.	2,522	59,519
Duke Realty Corp.	5,588	212,288
Empire State Realty Trust, Inc.	2,232	12,008
EPR Properties	1,120	26,701
Equity Commonwealth	1,793	47,371
Equity Lifestyle Properties, Inc.	2,640	156,262
Equity Residential (SBI)	5,578	262,054
Essex Property Trust, Inc.	990	202,544
Extra Space Storage, Inc.	1,913	221,812
Federal Realty Investment Trust (SBI)	1,142	78,547
First Industrial Realty Trust, Inc.	1,914	76,196
Gaming & Leisure Properties	3,125	113,594
Healthcare Trust of America, Inc.	3,296	80,093
Healthpeak Properties, Inc.	8,161	220,102
Highwoods Properties, Inc. (SBI)	1,570	46,739
Host Hotels & Resorts, Inc.	10,598	111,067
Hudson Pacific Properties, Inc.	2,273	43,778
Invitation Homes, Inc.	8,509	231,955
Iron Mountain, Inc.	4,368	113,830
JBG SMITH Properties	1,836	42,871
Kilroy Realty Corp.	1,744	82,108
Kimco Realty Corp.	6,304	64,679
Lamar Advertising Co. Class A	1,307	80,982
Life Storage, Inc.	706	80,590
Medical Properties Trust, Inc.	7,909	140,938
Mid-America Apartment Communities, Inc.	1,723	200,953
National Retail Properties, Inc.	2,597	83,130
Omega Healthcare Investors, Inc.	3,405	98,098
Outfront Media, Inc.	2,171	28,462
Paramount Group, Inc.	2,799	16,178
Park Hotels & Resorts, Inc.	3,559	35,341
Rayonier, Inc.	1,980	50,252
Realty Income Corp.	5,216	301,798
Regency Centers Corp.	2,555	90,932
Rexford Industrial Realty, Inc.	1,873	87,020
Simon Property Group, Inc.	4,618	290,057
SL Green Realty Corp.	1,101	47,134
Spirit Realty Capital, Inc.	1,553	46,668
Store Capital Corp.	3,530	90,721
Sun Communities, Inc.	1,466	201,766
Taubman Centers, Inc.	904	30,212
UDR, Inc.	4,424	138,206
Ventas, Inc.	5,684	224,347
VEREIT, Inc.	16,383	101,575
VICI Properties, Inc.	8,090	185,666
Vornado Realty Trust	2,678	82,295
Weingarten Realty Investors (SBI)	1,846	29,278
Welltower, Inc.	6,343	341,063
Weyerhaeuser Co.	11,332	309,250
WP Carey, Inc.	2,600	162,786
		7,851,197
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	5,064	255,226
Howard Hughes Corp. (a)	591	36,754
Jones Lang LaSalle, Inc.	782	88,257
		380,237

TOTAL REAL ESTATE		8,231,434

UTILITIES - 6.0%
Electric Utilities - 2.7%
Alliant Energy Corp.	3,782	209,069
Avangrid, Inc.	870	42,926
Edison International	5,430	304,297
Entergy Corp.	3,050	308,721
Evergy, Inc.	3,429	189,281
Eversource Energy	5,207	454,415
FirstEnergy Corp.	8,258	245,428
Hawaiian Electric Industries, Inc.	1,606	53,062
IDACORP, Inc.	772	67,728
NRG Energy, Inc.	3,694	116,804
OGE Energy Corp.	3,035	93,387
PG&E Corp. (a)	19,668	188,026
Pinnacle West Capital Corp.	1,701	138,751
PPL Corp.	11,698	321,695
Xcel Energy, Inc.	7,985	559,190
		3,292,780
Gas Utilities - 0.3%
Atmos Energy Corp.	1,835	168,214
National Fuel Gas Co.	1,308	52,268
UGI Corp.	3,152	101,936
		322,418
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	10,003	195,059
Vistra Corp.	7,407	128,660
		323,719
Multi-Utilities - 2.2%
Ameren Corp.	3,731	302,659
CenterPoint Energy, Inc.	7,652	161,687
CMS Energy Corp.	4,332	274,346
Consolidated Edison, Inc.	5,080	398,729
DTE Energy Co.	2,915	359,769
MDU Resources Group, Inc.	3,040	72,230
NiSource, Inc.	5,785	132,881
Public Service Enterprise Group, Inc.	7,663	445,603
WEC Energy Group, Inc.	4,801	482,741
		2,630,645
Water Utilities - 0.5%
American Water Works Co., Inc.	2,753	414,354
Essential Utilities, Inc.	3,382	139,338
		553,692

TOTAL UTILITIES		7,123,254

TOTAL COMMON STOCKS
(Cost $106,607,330)		118,904,811

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.10% (c)	272,192	272,246
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	832,362	832,445
TOTAL MONEY MARKET FUNDS
(Cost $1,104,691)		1,104,691
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $107,712,021)		120,009,502
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(723,292)
NET ASSETS - 100%		$119,286,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec. 2020	$379,120	$(118)	$(118)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$302
Fidelity Securities Lending Cash Central Fund	3,978
Total	$4,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,459,929	$5,459,929	$--	$--
Consumer Discretionary	13,851,796	13,851,796	--	--
Consumer Staples	5,027,636	5,027,636	--	--
Energy	2,663,087	2,663,087	--	--
Financials	12,864,573	12,864,573	--	--
Health Care	15,862,058	15,862,058	--	--
Industrials	18,354,029	18,354,029	--	--
Information Technology	22,914,437	22,914,437	--	--
Materials	6,552,578	6,552,578	--	--
Real Estate	8,231,434	8,231,434	--	--
Utilities	7,123,254	7,123,254	--	--
Money Market Funds	1,104,691	1,104,691	--	--
Total Investments in Securities:	$120,009,502	$120,009,502	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(118)	$(118)	$--	$--
Total Liabilities	$(118)	$(118)	$--	$--
Total Derivative Instruments:	$(118)	$(118)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$--	$(118)
Total Equity Risk	--	(118)
Total Value of Derivatives	$--	$(118)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $786,044) — See accompanying schedule: Unaffiliated issuers (cost $106,607,330)	$118,904,811
Fidelity Central Funds (cost $1,104,691)	1,104,691
Total Investment in Securities (cost $107,712,021)		$120,009,502
Segregated cash with brokers for derivative instruments		27,000
Receivable for fund shares sold		236,868
Dividends receivable		57,317
Distributions receivable from Fidelity Central Funds		329
Total assets		120,331,016
Liabilities
Payable for investments purchased	$98,762
Payable for fund shares redeemed	110,789
Payable for daily variation margin on futures contracts	2,840
Collateral on securities loaned	832,415
Total liabilities		1,044,806
Net Assets		$119,286,210
Net Assets consist of:
Paid in capital		$107,501,866
Total accumulated earnings (loss)		11,784,344
Net Assets		$119,286,210
Net Asset Value, offering price and redemption price per share ($119,286,210 ÷ 9,445,287 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$775,758
Income from Fidelity Central Funds (including $3,978 from security lending)		4,280
Total income		780,038
Expenses
Independent trustees' fees and expenses	$145
Commitment fees	107
Total expenses		252
Net investment income (loss)		779,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	755,650
Fidelity Central Funds	(31)
Futures contracts	73,986
Total net realized gain (loss)		829,605
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,971,893
Futures contracts	5,284
Total change in net unrealized appreciation (depreciation)		13,977,177
Net gain (loss)		14,806,782
Net increase (decrease) in net assets resulting from operations		$15,586,568

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$779,786	$1,621,908
Net realized gain (loss)	829,605	(340,367)
Change in net unrealized appreciation (depreciation)	13,977,177	(8,095,843)
Net increase (decrease) in net assets resulting from operations	15,586,568	(6,814,302)
Distributions to shareholders	(609,720)	(2,114,423)
Share transactions
Proceeds from sales of shares	41,161,035	76,636,711
Reinvestment of distributions	436,063	1,506,366
Cost of shares redeemed	(25,652,349)	(57,615,855)
Net increase (decrease) in net assets resulting from share transactions	15,944,749	20,527,222
Total increase (decrease) in net assets	30,921,597	11,598,497
Net Assets
Beginning of period	88,364,613	76,766,116
End of period	$119,286,210	$88,364,613
Other Information
Shares
Sold	3,353,373	6,607,879
Issued in reinvestment of distributions	35,511	119,168
Redeemed	(2,138,920)	(4,806,215)
Net increase (decrease)	1,249,964	1,920,832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$12.23	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.22	.20	.16	.02
Net realized and unrealized gain (loss)	1.84	(1.39)	.98	.98	.17
Total from investment operations	1.93	(1.17)	1.18	1.14	.19
Distributions from net investment income	(.06)	(.18)	(.19)	(.04)	–
Distributions from net realized gain	(.01)	(.10)	(.05)	(.01)	–
Total distributions	(.08)C	(.28)	(.23)C	(.05)	–
Net asset value, end of period	$12.63	$10.78	$12.23	$11.28	$10.19
Total ReturnD,E	17.90%	(9.88)%	10.75%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	- %I
Net investment income (loss)	1.52%I	1.84%	1.76%	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$119,286	$88,365	$76,766	$54,888	$306
Portfolio turnover rateJ	36%I	38%	25%	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, partnerships, short-term gain distribution from underlying funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,054,664
Gross unrealized depreciation	(12,202,379)
Net unrealized appreciation (depreciation)	$ 9,852,285
Tax cost	$110,157,099

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	34,640,254	18,452,699

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Mid Cap Index Fund	$107

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$8	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Flex Mid Cap Index Fund	- %-C
Actual		$1,000.00	$1,179.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZMP-SANN-1220
1.9881626.103

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
MyoKardia, Inc.	0.6
Mirati Therapeutics, Inc.	0.5
Penn National Gaming, Inc.	0.4
Sunrun, Inc.	0.4
Caesars Entertainment, Inc.	0.4
Deckers Outdoor Corp.	0.4
Darling Ingredients, Inc.	0.4
LHC Group, Inc.	0.4
Lithia Motors, Inc. Class A (sub. vtg.)	0.3
iRhythm Technologies, Inc.	0.3
4.1

Top Market Sectors as of October 31, 2020

% of fund's net assets
Health Care	21.2
Financials	15.8
Industrials	14.9
Information Technology	13.4
Consumer Discretionary	13.1
Real Estate	6.3
Materials	4.1
Consumer Staples	3.4
Utilities	3.3
Communication Services	2.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.3%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	2,733	$5,220
ATN International, Inc.	628	28,072
Bandwidth, Inc. (a)	1,092	175,108
Cincinnati Bell, Inc. (a)	2,822	42,471
Cogent Communications Group, Inc.	2,384	133,027
Consolidated Communications Holdings, Inc. (a)	4,146	19,362
IDT Corp. Class B (a)	813	7,748
Iridium Communications, Inc. (a)	6,579	173,751
Liberty Latin America Ltd.:
Class A (a)	2,795	27,391
Class C (a)	10,452	101,593
Ooma, Inc. (a)	1,101	15,535
ORBCOMM, Inc. (a)	3,982	17,123
PDVWireless, Inc. (a)	595	18,992
Vonage Holdings Corp. (a)	13,109	138,693
		904,086
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A	2,895	6,832
Cinemark Holdings, Inc.	5,887	48,215
Eros International PLC (a)	8,224	15,790
Gaia, Inc. Class A (a)	644	6,530
Glu Mobile, Inc. (a)	8,288	59,342
IMAX Corp. (a)	2,768	31,915
LiveXLive Media, Inc. (a)(b)	2,601	5,228
Marcus Corp.	1,190	8,723
		182,575
Interactive Media & Services - 0.3%
CarGurus, Inc. Class A (a)	4,858	96,820
Cars.com, Inc. (a)	3,689	27,262
DHI Group, Inc. (a)	2,439	4,122
Eventbrite, Inc. (a)	3,465	31,982
EverQuote, Inc. Class A (a)	808	27,060
Liberty TripAdvisor Holdings, Inc. (a)	4,023	7,161
QuinStreet, Inc. (a)	2,789	44,638
TrueCar, Inc. (a)	6,087	26,539
Yelp, Inc. (a)	4,060	79,860
		345,444
Media - 0.7%
AMC Networks, Inc. Class A (a)	2,201	46,771
Boston Omaha Corp. (a)	730	11,665
Cardlytics, Inc. (a)	1,486	109,697
comScore, Inc. (a)	2,958	5,901
Daily Journal Corp. (a)	59	16,001
E.W. Scripps Co. Class A	3,067	27,848
Emerald Expositions Events, Inc.	1,302	3,411
Entercom Communications Corp. Class A	5,845	8,768
Entravision Communication Corp. Class A	2,702	4,945
Fluent, Inc. (a)	2,508	6,395
Gannett Co., Inc.	6,778	7,795
Gray Television, Inc. (a)	4,934	62,563
Hemisphere Media Group, Inc. (a)	813	6,358
iHeartMedia, Inc. (a)	3,479	28,597
Liberty Media Corp.:
Liberty Braves Class A (a)	863	17,864
Liberty Braves Class C (a)	1,852	37,910
Loral Space & Communications Ltd.	743	12,936
Meredith Corp.	2,342	25,762
MSG Network, Inc. Class A (a)	2,084	18,631
National CineMedia, Inc.	3,445	6,838
Saga Communications, Inc. Class A	164	2,791
Scholastic Corp.	1,594	31,497
Sinclair Broadcast Group, Inc. Class A	2,583	47,992
TechTarget, Inc. (a)	1,349	59,086
Tegna, Inc.	12,339	148,438
Tribune Publishing Co.	836	9,581
WideOpenWest, Inc. (a)	2,838	14,162
		780,203
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	2,397	22,388
Gogo, Inc. (a)(b)	3,104	24,956
Shenandoah Telecommunications Co.	2,708	118,123
Spok Holdings, Inc.	842	7,645
		173,112

TOTAL COMMUNICATION SERVICES		2,385,420

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.3%
Adient PLC (a)	4,989	105,867
American Axle & Manufacturing Holdings, Inc. (a)	6,403	43,028
Cooper Tire & Rubber Co.	2,813	96,739
Cooper-Standard Holding, Inc. (a)	946	14,843
Dana, Inc.	8,116	113,543
Dorman Products, Inc. (a)	1,502	134,084
Fox Factory Holding Corp. (a)	2,342	196,915
Gentherm, Inc. (a)	1,837	85,035
LCI Industries	1,394	152,866
Modine Manufacturing Co. (a)	2,676	17,126
Motorcar Parts of America, Inc. (a)	1,001	14,745
Standard Motor Products, Inc.	1,197	54,823
Stoneridge, Inc. (a)	1,437	32,807
Tenneco, Inc. (a)	2,801	24,145
The Goodyear Tire & Rubber Co.	13,107	108,526
Visteon Corp. (a)	1,550	138,958
Workhorse Group, Inc. (a)(b)	5,289	81,345
XPEL, Inc. (a)	974	24,136
		1,439,531
Automobiles - 0.1%
Winnebago Industries, Inc.	1,748	82,069
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,512	68,703
Funko, Inc. (a)	1,348	8,546
Weyco Group, Inc.	290	4,594
		81,843
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	2,939	68,890
American Public Education, Inc. (a)	861	24,340
Aspen Group, Inc. (a)	1,050	9,849
Career Education Corp. (a)	3,960	44,708
Carriage Services, Inc.	885	22,842
Collectors Universe, Inc.	536	29,442
Franchise Group, Inc.	1,272	29,154
Houghton Mifflin Harcourt Co. (a)	6,165	16,091
K12, Inc. (a)	2,245	53,588
Laureate Education, Inc. Class A (a)	6,039	78,507
OneSpaWorld Holdings Ltd.	2,403	14,923
Regis Corp. (a)	1,346	7,457
Strategic Education, Inc.	1,365	113,377
Universal Technical Institute, Inc. (a)	1,659	7,615
Vivint Smart Home, Inc. Class A (a)	4,117	64,019
Weight Watchers International, Inc. (a)	2,681	56,730
		641,532
Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment, Inc. (a)	2,594	24,902
BFC Financial Corp. Class A	626	5,102
Biglari Holdings, Inc. (a)	4	1,748
Biglari Holdings, Inc. (a)	50	4,189
BJ's Restaurants, Inc.	1,280	36,109
Bloomin' Brands, Inc.	4,923	68,824
Bluegreen Vacations Corp.	381	1,855
Boyd Gaming Corp.	4,565	144,802
Brinker International, Inc.	2,517	109,590
Caesars Entertainment, Inc. (a)	9,369	419,919
Carrols Restaurant Group, Inc. (a)	1,880	10,998
Century Casinos, Inc. (a)	1,509	7,107
Churchill Downs, Inc.	2,148	320,374
Chuy's Holdings, Inc. (a)	1,071	22,480
Cracker Barrel Old Country Store, Inc.	1,332	151,608
Dave & Buster's Entertainment, Inc.	2,506	43,003
Del Taco Restaurants, Inc. (a)	1,655	12,272
Denny's Corp. (a)	3,608	32,328
Dine Brands Global, Inc.	889	45,739
El Pollo Loco Holdings, Inc. (a)	1,096	15,476
Everi Holdings, Inc. (a)	4,573	39,374
Fiesta Restaurant Group, Inc. (a)	1,014	8,761
GAN Ltd.	373	5,300
Golden Entertainment, Inc. (a)	858	11,034
Hilton Grand Vacations, Inc. (a)	4,803	98,942
International Game Technology PLC	5,725	47,002
Jack in the Box, Inc.	1,281	102,557
Kura Sushi U.S.A., Inc. Class A (a)	218	2,806
Lindblad Expeditions Holdings (a)	1,496	12,447
Marriott Vacations Worldwide Corp.	2,290	221,214
Monarch Casino & Resort, Inc. (a)	744	32,282
Nathan's Famous, Inc.	139	7,056
Noodles & Co. (a)	1,923	12,423
Papa John's International, Inc.	1,850	141,710
Penn National Gaming, Inc. (a)	8,596	464,012
PlayAGS, Inc. (a)	1,412	3,812
RCI Hospitality Holdings, Inc.	492	10,529
Red Robin Gourmet Burgers, Inc. (a)	947	11,402
Red Rock Resorts, Inc.	3,755	71,796
Ruth's Hospitality Group, Inc.	1,773	19,822
Scientific Games Corp. Class A (a)	3,243	103,387
SeaWorld Entertainment, Inc. (a)	2,925	64,409
Shake Shack, Inc. Class A (a)	1,973	133,217
Target Hospitality Corp. (a)	1,621	1,410
Texas Roadhouse, Inc. Class A	3,714	260,091
The Cheesecake Factory, Inc.	2,429	72,190
Twin River Worldwide Holdings, Inc.	1,037	25,168
Wingstop, Inc.	1,680	195,434
		3,658,012
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	1,544	18,806
Casper Sleep, Inc.	1,427	9,461
Cavco Industries, Inc. (a)	514	88,480
Century Communities, Inc. (a)	1,650	64,086
Ethan Allen Interiors, Inc.	1,257	20,175
GoPro, Inc. Class A (a)	7,368	43,766
Green Brick Partners, Inc. (a)	1,508	26,978
Hamilton Beach Brands Holding Co. Class A	392	8,644
Helen of Troy Ltd. (a)	1,429	270,938
Hooker Furniture Corp.	641	17,628
Installed Building Products, Inc. (a)	1,292	116,978
iRobot Corp. (a)(b)	1,572	125,100
KB Home	5,013	161,669
La-Z-Boy, Inc.	2,492	85,301
Legacy Housing Corp. (a)	418	5,689
LGI Homes, Inc. (a)	1,258	134,455
Lifetime Brands, Inc.	654	6,573
Lovesac (a)	561	14,440
M.D.C. Holdings, Inc.	2,880	125,338
M/I Homes, Inc. (a)	1,618	66,209
Meritage Homes Corp. (a)	2,117	184,370
Purple Innovation, Inc. (a)	1,268	35,973
Skyline Champion Corp. (a)	2,969	76,155
Sonos, Inc. (a)	4,603	67,204
Taylor Morrison Home Corp. (a)	7,098	153,317
TopBuild Corp. (a)	1,877	287,575
TRI Pointe Homes, Inc. (a)	7,311	120,120
Tupperware Brands Corp.	2,787	88,404
Turtle Beach Corp. (a)	755	13,605
Universal Electronics, Inc. (a)	783	29,018
VOXX International Corp. (a)	1,172	13,279
		2,479,734
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,469	29,130
Duluth Holdings, Inc. (a)	681	10,447
Groupon, Inc. (a)	1,350	26,177
Lands' End, Inc. (a)	627	10,063
Liquidity Services, Inc. (a)	1,570	13,392
Overstock.com, Inc. (a)	2,417	135,594
PetMed Express, Inc.	1,074	31,769
Quotient Technology, Inc. (a)	4,699	41,821
Shutterstock, Inc.	1,231	80,569
Stamps.com, Inc. (a)	966	215,650
Stitch Fix, Inc. (a)	3,167	109,040
The RealReal, Inc. (a)(b)	3,560	44,820
The Rubicon Project, Inc. (a)	6,072	54,830
U.S. Auto Parts Network, Inc. (a)	1,140	14,467
Waitr Holdings, Inc. (a)	4,592	11,710
		829,479
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,949	66,519
American Outdoor Brands, Inc. (a)	725	10,969
Callaway Golf Co.	5,263	81,524
Clarus Corp.	1,314	20,380
Escalade, Inc.	580	10,794
Johnson Outdoors, Inc. Class A	293	25,588
Malibu Boats, Inc. Class A (a)	1,190	60,488
Marine Products Corp.	395	6,265
MCBC Holdings, Inc. (a)	1,094	22,558
Nautilus, Inc. (a)	1,651	35,810
Smith & Wesson Brands, Inc.	3,056	50,699
Sturm, Ruger & Co., Inc.	951	63,584
Vista Outdoor, Inc. (a)	3,333	65,893
YETI Holdings, Inc. (a)	4,533	224,293
		745,364
Multiline Retail - 0.2%
Big Lots, Inc.	2,202	104,815
Dillard's, Inc. Class A	434	19,413
Macy's, Inc. (b)	17,690	109,855
		234,083
Specialty Retail - 2.8%
Aaron's Holdings Co., Inc.	3,810	199,111
Abercrombie & Fitch Co. Class A	3,441	48,931
America's Car Mart, Inc. (a)	358	30,974
American Eagle Outfitters, Inc.	8,495	116,466
Asbury Automotive Group, Inc. (a)	1,083	111,527
At Home Group, Inc. (a)	3,044	49,587
Bed Bath & Beyond, Inc.	7,179	142,144
Boot Barn Holdings, Inc. (a)	1,629	52,161
Caleres, Inc.	2,101	16,136
Camping World Holdings, Inc.	1,852	48,967
Chico's FAS, Inc.	6,675	7,142
Citi Trends, Inc.	532	13,891
Conn's, Inc. (a)	938	8,789
DGSE Companies, Inc. (a)	410	1,656
DSW, Inc. Class A	3,248	14,064
Express, Inc. (a)	3,078	1,881
GameStop Corp. Class A (a)	3,268	34,216
Genesco, Inc. (a)	758	13,432
Group 1 Automotive, Inc.	979	103,852
GrowGeneration Corp. (a)(b)	2,051	34,252
Guess?, Inc.	2,364	27,848
Haverty Furniture Companies, Inc.	939	23,494
Hibbett Sports, Inc. (a)	944	35,693
Hudson Ltd. (a)	2,200	16,808
Lithia Motors, Inc. Class A (sub. vtg.)	1,442	331,040
Lumber Liquidators Holdings, Inc. (a)	1,632	36,100
MarineMax, Inc. (a)	1,211	36,306
Michaels Companies, Inc. (a)	4,139	33,567
Monro, Inc.	1,875	78,863
Murphy U.S.A., Inc.	1,552	189,794
National Vision Holdings, Inc. (a)	4,556	183,743
OneWater Marine, Inc. Class A	242	4,508
Rent-A-Center, Inc.	2,743	84,759
RH (a)	879	294,667
Sally Beauty Holdings, Inc. (a)	6,428	53,802
Shoe Carnival, Inc.	498	15,428
Signet Jewelers Ltd.	2,967	66,105
Sleep Number Corp. (a)	1,523	96,497
Sonic Automotive, Inc. Class A (sub. vtg.)	1,345	48,501
Sportsman's Warehouse Holdings, Inc. (a)	2,425	31,574
The Buckle, Inc.	1,612	38,624
The Cato Corp. Class A (sub. vtg.)	1,071	6,555
The Children's Place Retail Stores, Inc.	825	20,848
The Container Store Group, Inc. (a)	1,183	11,262
The ODP Corp.	2,970	57,915
Tilly's, Inc.	1,143	7,018
Urban Outfitters, Inc. (a)	3,882	86,724
Winmark Corp.	171	28,969
Zumiez, Inc. (a)	1,250	35,000
		3,031,191
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	3,777	197,650
Deckers Outdoor Corp. (a)	1,578	399,818
Fossil Group, Inc. (a)	2,548	14,549
G-III Apparel Group Ltd. (a)	2,402	32,379
Kontoor Brands, Inc.	2,906	95,607
Lakeland Industries, Inc. (a)	459	9,901
Movado Group, Inc.	818	8,924
Oxford Industries, Inc.	939	38,659
Rocky Brands, Inc.	350	9,415
Steven Madden Ltd.	4,650	111,647
Superior Group of Companies, Inc.	602	13,015
Unifi, Inc. (a)	699	10,478
Vera Bradley, Inc. (a)	1,205	7,640
Wolverine World Wide, Inc.	4,474	119,322
		1,069,004

TOTAL CONSUMER DISCRETIONARY		14,291,842

CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	1,974	39,697
Coca-Cola Bottling Co. Consolidated	265	60,672
Cott Corp.	8,829	110,627
MGP Ingredients, Inc.	744	31,263
National Beverage Corp. (a)	659	51,593
Newage, Inc. (a)	5,904	13,815
		307,667
Food & Staples Retailing - 0.8%
Andersons, Inc.	1,819	39,454
BJ's Wholesale Club Holdings, Inc. (a)	7,751	296,786
Chefs' Warehouse Holdings (a)	1,632	22,065
HF Foods Group, Inc. (a)	2,016	13,285
Ingles Markets, Inc. Class A	833	29,871
Natural Grocers by Vitamin Cottage, Inc.	432	4,596
Performance Food Group Co. (a)	7,402	248,781
PriceSmart, Inc.	1,279	88,251
Rite Aid Corp. (a)(b)	3,081	28,160
SpartanNash Co.	2,054	37,814
United Natural Foods, Inc. (a)	3,104	45,225
Village Super Market, Inc. Class A	449	10,170
Weis Markets, Inc.	572	25,975
		890,433
Food Products - 1.5%
Alico, Inc.	249	7,191
B&G Foods, Inc. Class A (b)	3,602	95,669
Bridgford Foods Corp. (a)	135	2,464
Cal-Maine Foods, Inc. (a)	1,766	67,726
Calavo Growers, Inc.	930	62,431
Darling Ingredients, Inc. (a)	9,098	391,214
Farmer Brothers Co. (a)	839	2,911
Fresh Del Monte Produce, Inc.	1,753	37,742
Freshpet, Inc. (a)	2,201	252,015
Hostess Brands, Inc. Class A (a)	6,927	87,557
J&J Snack Foods Corp.	842	114,150
John B. Sanfilippo & Son, Inc.	503	36,598
Lancaster Colony Corp.	1,062	176,441
Landec Corp. (a)	1,364	13,108
Limoneira Co.	869	12,018
Sanderson Farms, Inc.	1,136	145,374
Seneca Foods Corp. Class A (a)	352	12,971
The Simply Good Foods Co. (a)	4,765	89,582
Tootsie Roll Industries, Inc. (b)	867	25,906
Vital Farms, Inc. (a)	550	19,008
		1,652,076
Household Products - 0.3%
Central Garden & Pet Co. (a)	629	24,506
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,152	76,159
Oil-Dri Corp. of America	272	9,292
WD-40 Co.	771	187,646
		297,603
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	2,231	40,805
Edgewell Personal Care Co. (a)	3,041	79,735
elf Beauty, Inc. (a)	2,530	51,283
Inter Parfums, Inc.	997	40,937
LifeVantage Corp. (a)	796	8,796
MediFast, Inc.	642	90,195
Nature's Sunshine Products, Inc. (a)	428	4,460
Revlon, Inc. (a)(b)	334	1,369
USANA Health Sciences, Inc. (a)	648	49,021
Veru, Inc. (a)	3,250	8,190
		374,791
Tobacco - 0.1%
Turning Point Brands, Inc.	660	24,730
Universal Corp.	1,403	55,910
Vector Group Ltd.	7,960	73,152
		153,792

TOTAL CONSUMER STAPLES		3,676,362

ENERGY - 1.8%
Energy Equipment & Services - 0.5%
Archrock, Inc.	7,847	46,533
Aspen Aerogels, Inc. (a)	1,302	14,713
Bristow Group, Inc. (a)	408	8,478
Cactus, Inc.	2,894	49,198
Championx Corp. (a)	10,491	91,586
DMC Global, Inc.	809	28,776
Dril-Quip, Inc. (a)	2,022	52,370
Exterran Corp. (a)	1,434	6,066
Frank's International NV (a)	8,438	14,767
Helix Energy Solutions Group, Inc. (a)	7,847	19,461
Liberty Oilfield Services, Inc. Class A	3,835	25,618
Matrix Service Co. (a)	1,707	12,973
Nabors Industries Ltd.	387	10,999
Newpark Resources, Inc. (a)	4,352	3,112
Nextier Oilfield Solutions, Inc. (a)	8,818	16,666
Oceaneering International, Inc. (a)	5,399	22,028
Oil States International, Inc. (a)	3,165	7,881
Patterson-UTI Energy, Inc.	10,126	25,923
ProPetro Holding Corp. (a)	4,265	16,847
RPC, Inc. (a)	2,822	6,716
SEACOR Holdings, Inc. (a)	1,065	32,621
Select Energy Services, Inc. Class A (a)	3,203	9,673
Solaris Oilfield Infrastructure, Inc. Class A	1,527	9,055
Tidewater, Inc. (a)	2,236	13,103
Transocean Ltd. (United States) (a)(b)	33,123	22,209
U.S. Silica Holdings, Inc.	4,099	11,149
		578,521
Oil, Gas & Consumable Fuels - 1.3%
Adams Resources & Energy, Inc.	117	2,232
Antero Resources Corp. (a)	13,775	46,835
Arch Resources, Inc.	901	27,526
Ardmore Shipping Corp.	1,631	4,567
Berry Petroleum Corp.	3,408	8,929
Bonanza Creek Energy, Inc. (a)	1,018	18,029
Brigham Minerals, Inc. Class A	2,231	19,677
Clean Energy Fuels Corp. (a)	7,191	17,834
CNX Resources Corp. (a)	12,472	120,978
Comstock Resources, Inc. (a)	1,248	6,627
CONSOL Energy, Inc. (a)	1,258	4,768
Contango Oil & Gas Co. (a)	4,498	5,623
CVR Energy, Inc.	1,681	18,508
Delek U.S. Holdings, Inc.	3,489	35,099
DHT Holdings, Inc.	6,205	29,846
Diamond S Shipping, Inc. (a)	1,510	8,547
Dorian LPG Ltd. (a)	2,080	17,056
Earthstone Energy, Inc. (a)	1,144	3,077
Energy Fuels, Inc. (a)	7,492	11,247
Evolution Petroleum Corp.	1,256	2,776
Falcon Minerals Corp.	1,870	3,441
Frontline Ltd. (NY Shares) (b)	6,570	35,544
Golar LNG Ltd. (a)	5,218	39,396
Goodrich Petroleum Corp. (a)	506	4,847
Green Plains, Inc.	1,983	29,943
Gulfport Energy Corp. (a)	9,005	2,305
International Seaways, Inc.	1,360	18,414
Kosmos Energy Ltd.	22,066	21,940
Magnolia Oil & Gas Corp. Class A (a)	6,999	30,376
Matador Resources Co. (a)	6,306	44,583
Montage Resources Corp. (a)	1,349	6,678
NACCO Industries, Inc. Class A	162	3,157
National Energy Services Reunited Corp. (a)	1,169	8,651
Nextdecade Corp. (a)	1,319	3,192
Nordic American Tanker Shipping Ltd.	7,853	22,852
Overseas Shipholding Group, Inc. (a)	3,076	5,875
Ovintiv, Inc.	14,780	135,976
Par Pacific Holdings, Inc. (a)	2,336	15,044
PBF Energy, Inc. Class A	5,303	24,765
PDC Energy, Inc. (a)	5,771	68,790
Peabody Energy Corp.	3,676	4,742
Penn Virginia Corp. (a)	764	5,868
PrimeEnergy Corp. (a)	21	1,082
Range Resources Corp.	12,016	79,065
Renewable Energy Group, Inc. (a)	2,161	121,880
Rex American Resources Corp. (a)	314	22,825
Scorpio Tankers, Inc.	2,849	25,128
Ship Finance International Ltd. (NY Shares)	5,250	34,178
SM Energy Co.	6,000	9,660
Southwestern Energy Co. (a)	33,660	89,872
Talos Energy, Inc. (a)	578	3,803
Tellurian, Inc. (a)(b)	10,336	9,923
Uranium Energy Corp. (a)	10,276	8,864
W&T Offshore, Inc. (a)	5,065	7,091
Whiting Petroleum Corp. (a)	56	818
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	224	638
warrants 9/1/25 (a)	111	330
World Fuel Services Corp.	3,567	75,085
		1,436,402

TOTAL ENERGY		2,014,923

FINANCIALS - 15.8%
Banks - 7.9%
1st Constitution Bancorp	465	6,064
1st Source Corp.	847	28,366
ACNB Corp.	464	9,684
Allegiance Bancshares, Inc.	1,073	30,366
Amalgamated Bank	959	10,645
American National Bankshares, Inc.	572	13,042
Ameris Bancorp	3,858	113,039
Ames National Corp.	428	8,260
Arrow Financial Corp.	1,096	29,998
Atlantic Capital Bancshares, Inc. (a)	1,169	16,226
Auburn National Bancorp., Inc.	117	4,348
Banc of California, Inc.	2,589	31,068
BancFirst Corp.	1,036	46,050
Bancorp, Inc., Delaware (a)	2,848	27,341
BancorpSouth Bank	5,532	129,504
Bank First National Corp.	348	22,275
Bank of Commerce Holdings	943	7,553
Bank of Marin Bancorp	716	21,580
Bank7 Corp.	241	2,186
BankFinancial Corp.	652	4,792
BankUnited, Inc.	5,116	129,179
Bankwell Financial Group, Inc.	294	4,851
Banner Corp.	2,011	74,146
Bar Harbor Bankshares	820	16,744
BayCom Corp. (a)	764	8,480
BCB Bancorp, Inc.	725	6,590
Berkshire Hills Bancorp, Inc.	2,664	34,712
Boston Private Financial Holdings, Inc.	4,593	28,385
Bridge Bancorp, Inc.	854	16,687
Brookline Bancorp, Inc., Delaware	4,167	39,920
Bryn Mawr Bank Corp.	1,066	28,633
Business First Bancshares, Inc.	1,077	17,889
Byline Bancorp, Inc.	1,503	19,749
C & F Financial Corp.	183	5,700
Cadence Bancorp Class A	7,072	79,348
California Bancorp, Inc. (a)	384	5,242
Cambridge Bancorp	346	21,483
Camden National Corp.	791	25,288
Capital Bancorp, Inc. (a)	469	4,934
Capital City Bank Group, Inc.	744	15,855
Capstar Financial Holdings, Inc.	857	8,904
Carter Bank & Trust	1,098	7,631
Cathay General Bancorp	4,389	103,273
CB Financial Services, Inc.	248	4,863
CBTX, Inc.	911	17,218
Central Pacific Financial Corp.	1,452	19,994
Central Valley Community Bancorp	543	7,005
Century Bancorp, Inc. Class A (non-vtg.)	189	13,527
Chemung Financial Corp.	209	7,123
ChoiceOne Financial Services, Inc.	448	12,884
CIT Group, Inc.	5,522	162,623
Citizens & Northern Corp.	682	11,553
Citizens Holding Co.	231	5,013
City Holding Co.	915	55,293
Civista Bancshares, Inc.	887	12,649
CNB Financial Corp., Pennsylvania	801	14,530
Coastal Financial Corp. of Washington (a)	523	7,772
Codorus Valley Bancorp, Inc.	440	5,922
Colony Bankcorp, Inc.	403	5,050
Columbia Banking Systems, Inc.	4,022	114,265
Community Bank System, Inc.	2,987	173,216
Community Bankers Trust Corp.	1,078	5,886
Community Financial Corp.	248	5,419
Community Trust Bancorp, Inc.	812	25,838
ConnectOne Bancorp, Inc.	1,994	30,767
County Bancorp, Inc.	248	4,588
CrossFirst Bankshares, Inc. (a)	2,842	23,731
Customers Bancorp, Inc. (a)	1,526	21,089
CVB Financial Corp.	7,336	128,380
Eagle Bancorp Montana, Inc.	325	6,260
Eagle Bancorp, Inc.	2,100	62,832
Enterprise Bancorp, Inc.	573	12,956
Enterprise Financial Services Corp.	1,301	37,872
Equity Bancshares, Inc. (a)	799	14,686
Esquire Financial Holdings, Inc. (a)	373	5,815
Evans Bancorp, Inc.	258	5,885
Farmers & Merchants Bancorp, Inc.	548	10,993
Farmers National Banc Corp.	1,373	15,995
FB Financial Corp.	1,847	54,487
Fidelity D & D Bancorp, Inc.	203	9,675
Financial Institutions, Inc.	835	14,805
First Bancorp, North Carolina	1,558	37,532
First Bancorp, Puerto Rico	12,240	79,438
First Bancshares, Inc.	1,206	28,751
First Bank Hamilton New Jersey	840	6,292
First Busey Corp.	2,764	49,724
First Business Finance Services, Inc.	391	6,706
First Capital, Inc.	180	10,856
First Choice Bancorp	596	8,392
First Commonwealth Financial Corp.	5,854	50,461
First Community Bankshares, In	857	16,266
First Community Corp.	361	5,130
First Financial Bancorp, Ohio	5,317	76,033
First Financial Bankshares, Inc.	7,289	217,285
First Financial Corp., Indiana	726	25,207
First Foundation, Inc.	2,217	32,967
First Guaranty Bancshares, Inc.	265	3,856
First Internet Bancorp	592	12,740
First Interstate Bancsystem, Inc.	2,401	84,755
First Merchants Corp.	3,130	81,724
First Mid-Illinois Bancshares, Inc.	827	22,958
First Midwest Bancorp, Inc., Delaware	6,197	77,772
First Northwest Bancorp	506	5,946
First of Long Island Corp.	1,203	18,562
First Savings Financial Group, Inc.	98	5,297
First United Corp.	339	4,041
First Western Financial, Inc. (a)	320	4,544
Flushing Financial Corp.	1,437	18,379
FNCM Bancorp, Inc.	803	4,417
Franklin Financial Services Corp.	243	5,346
Fulton Financial Corp.	9,025	99,185
FVCBankcorp, Inc. (a)	609	7,515
German American Bancorp, Inc.	1,376	41,514
Glacier Bancorp, Inc.	5,410	193,678
Great Southern Bancorp, Inc.	568	23,260
Great Western Bancorp, Inc.	3,018	39,204
Guaranty Bancshares, Inc. Texas	392	11,329
Hancock Whitney Corp.	4,952	113,252
Hanmi Financial Corp.	1,597	14,357
HarborOne Bancorp, Inc.	2,955	27,777
Hawthorn Bancshares, Inc.	274	5,195
HBT Financial, Inc.	416	5,133
Heartland Financial U.S.A., Inc.	1,900	62,586
Heritage Commerce Corp.	3,018	21,881
Heritage Financial Corp., Washington	2,024	42,423
Hilltop Holdings, Inc.	4,043	92,221
Home Bancshares, Inc.	8,694	144,320
HomeTrust Bancshares, Inc.	860	13,734
Hope Bancorp, Inc.	6,385	51,527
Horizon Bancorp, Inc. Indiana	2,316	28,718
Howard Bancorp, Inc. (a)	640	6,483
Independent Bank Corp.	1,171	17,530
Independent Bank Corp., Massachusetts	1,836	105,184
Independent Bank Group, Inc.	2,119	109,298
International Bancshares Corp.	2,979	82,459
Investar Holding Corp.	539	7,514
Investors Bancorp, Inc.	12,868	108,863
Lakeland Bancorp, Inc.	2,639	29,372
Lakeland Financial Corp.	1,403	71,735
Landmark Bancorp, Inc.	185	4,338
LCNB Corp.	892	12,274
Level One Bancorp, Inc.	241	3,796
Limestone Bancorp, Inc. (a)	260	2,756
Live Oak Bancshares, Inc.	1,635	60,953
Macatawa Bank Corp.	1,231	8,851
Mackinac Financial Corp.	404	4,012
Mainstreet Bancshares, Inc. (a)	384	5,725
Mercantil Bank Holding Corp. Class A (a)	1,139	11,470
Mercantile Bank Corp.	825	18,035
Meridian Bank/Malvern, PA	280	4,922
Metrocity Bankshares, Inc.	878	12,266
Metropolitan Bank Holding Corp. (a)	398	11,920
Mid Penn Bancorp, Inc.	381	7,449
Middlefield Banc Corp.	304	5,800
Midland States Bancorp, Inc.	1,130	16,837
MidWestOne Financial Group, Inc.	769	15,495
MVB Financial Corp.	539	8,597
National Bank Holdings Corp.	1,781	53,697
National Bankshares, Inc.	403	10,954
NBT Bancorp, Inc.	2,418	66,205
Nicolet Bankshares, Inc. (a)	526	32,454
Northeast Bank	439	8,424
Northrim Bancorp, Inc.	316	9,025
Norwood Financial Corp.	283	6,475
Oak Valley Bancorp Oakdale California	426	5,909
OceanFirst Financial Corp.	3,555	53,218
OFG Bancorp	3,028	43,573
Ohio Valley Banc Corp.	254	5,438
Old National Bancorp, Indiana	9,247	129,273
Old Second Bancorp, Inc.	1,728	14,774
Origin Bancorp, Inc.	1,222	27,336
Orrstown Financial Services, Inc.	611	8,542
Pacific City Financial Corp.	615	5,781
Pacific Premier Bancorp, Inc.	4,555	116,153
Park National Corp.	865	79,277
Parke Bancorp, Inc.	608	7,314
Partners Bancorp	518	2,600
Peapack-Gladstone Financial Corp.	1,000	16,880
Penns Woods Bancorp, Inc.	325	6,715
People's Utah Bancorp	840	18,287
Peoples Bancorp of North Carolina	242	4,184
Peoples Bancorp, Inc.	1,457	32,928
Peoples Financial Services Corp.	375	13,444
Plumas Bancorp	241	4,849
Preferred Bank, Los Angeles	782	26,455
Premier Financial Bancorp, Inc.	636	7,950
Professional Holdings Corp. (A Shares)	629	8,573
QCR Holdings, Inc.	799	24,793
RBB Bancorp	791	10,101
Red River Bancshares, Inc.	269	12,215
Reliant Bancorp, Inc.	790	13,312
Renasant Corp.	3,135	89,379
Republic Bancorp, Inc., Kentucky Class A	515	17,165
Republic First Bancorp, Inc. (a)	2,341	5,220
Richmond Mutual Bancorp., Inc.	557	6,099
S&T Bancorp, Inc.	2,285	45,220
Salisbury Bancorp, Inc.	128	4,332
Sandy Spring Bancorp, Inc.	2,705	68,572
SB Financial Group, Inc.	358	5,492
Seacoast Banking Corp., Florida (a)	3,026	64,998
Select Bancorp, Inc. New (a)	862	6,422
ServisFirst Bancshares, Inc.	2,805	103,505
Shore Bancshares, Inc.	719	7,780
Sierra Bancorp	776	15,396
Silvergate Capital Corp. (a)	864	19,319
Simmons First National Corp. Class A	6,207	105,457
SmartFinancial, Inc.	806	12,042
South Plains Financial, Inc.	599	8,775
South State Corp.	3,961	243,205
Southern First Bancshares, Inc. (a)	411	11,031
Southern National Bancorp of Virginia, Inc.	1,140	11,012
Southside Bancshares, Inc.	1,752	47,234
Spirit of Texas Bancshares, Inc.	685	8,706
Stock Yards Bancorp, Inc.	1,150	43,953
Summit Financial Group, Inc.	607	10,932
Texas Capital Bancshares, Inc. (a)	2,862	128,790
The Bank of NT Butterfield & Son Ltd.	2,851	75,437
The Bank of Princeton	272	5,350
The First Bancorp, Inc.	797	18,435
Tompkins Financial Corp.	782	43,784
TowneBank	3,645	66,266
Trico Bancshares	1,489	43,077
TriState Capital Holdings, Inc. (a)	1,588	19,993
Triumph Bancorp, Inc. (a)	1,383	58,266
Trustmark Corp.	3,681	86,099
UMB Financial Corp.	2,462	149,862
Union Bankshares Corp.	4,405	111,402
United Bankshares, Inc., West Virginia	7,005	183,741
United Community Bank, Inc.	4,515	94,544
United Security Bancshares, California	635	3,950
Unity Bancorp, Inc.	431	6,043
Univest Corp. of Pennsylvania	2,105	33,385
Valley National Bancorp	22,592	172,603
Veritex Holdings, Inc.	2,735	53,962
Washington Trust Bancorp, Inc.	1,008	34,040
WesBanco, Inc.	3,763	91,403
West Bancorp., Inc.	875	14,516
Westamerica Bancorp.	1,478	77,403
		8,629,294
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	3,111	124,627
Assetmark Financial Holdings, Inc. (a)	909	19,225
Associated Capital Group, Inc.	77	2,472
B. Riley Financial, Inc.	1,068	28,024
BGC Partners, Inc. Class A	17,401	51,333
Blucora, Inc. (a)	2,635	26,218
BrightSphere Investment Group, Inc.	3,427	47,293
Cohen & Steers, Inc.	1,362	76,694
Cowen Group, Inc. Class A	1,508	32,362
Diamond Hill Investment Group, Inc.	170	23,280
Donnelley Financial Solutions, Inc. (a)	1,623	20,498
Federated Hermes, Inc. Class B (non-vtg.)	5,452	130,303
Focus Financial Partners, Inc. Class A (a)	1,771	64,659
GAMCO Investors, Inc. Class A	260	3,198
Greenhill & Co., Inc.	739	9,555
Hamilton Lane, Inc. Class A	1,706	118,908
Houlihan Lokey	2,868	179,824
INTL FCStone, Inc. (a)	924	48,954
Moelis & Co. Class A	2,988	111,154
Och-Ziff Capital Management Group LLC Class A	945	10,244
Oppenheimer Holdings, Inc. Class A (non-vtg.)	575	14,410
Piper Jaffray Companies	999	83,367
PJT Partners, Inc.	1,337	90,461
Pzena Investment Management, Inc.	883	4,583
Safeguard Scientifics, Inc.	1,213	7,060
Siebert Financial Corp. (a)	514	1,845
Silvercrest Asset Management Group Class A	450	5,081
Stifel Financial Corp.	3,754	219,459
Value Line, Inc.	60	1,638
Virtus Investment Partners, Inc.	416	66,373
Waddell & Reed Financial, Inc. Class A	3,555	54,569
Westwood Holdings Group, Inc.	395	3,816
WisdomTree Investments, Inc.	8,023	29,204
		1,710,691
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	257	2,943
CURO Group Holdings Corp.	949	7,108
Encore Capital Group, Inc. (a)	1,748	55,814
Enova International, Inc. (a)	1,919	29,457
EZCORP, Inc. (non-vtg.) Class A (a)	2,682	11,962
First Cash Financial Services, Inc.	2,307	120,056
Green Dot Corp. Class A (a)	2,891	154,148
LendingClub Corp. (a)	4,140	19,334
Navient Corp.	10,608	84,970
Nelnet, Inc. Class A	960	58,598
Oportun Financial Corp. (a)	1,072	14,258
PRA Group, Inc. (a)	2,530	86,349
Regional Management Corp.	527	10,709
World Acceptance Corp. (a)	266	22,341
		678,047
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	289	8,982
Alerus Financial Corp.	826	17,767
Banco Latinoamericano de Comercio Exterior SA Series E	1,812	23,175
Cannae Holdings, Inc. (a)	4,866	179,945
GWG Holdings, Inc. (a)	196	1,470
Marlin Business Services Corp.	448	3,270
Rafael Holdings, Inc. (a)	528	8,659
SWK Holdings Corp. (a)	191	2,760
		246,028
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	2,666	32,738
American Equity Investment Life Holding Co.	5,089	126,309
Amerisafe, Inc.	1,085	63,993
Argo Group International Holdings, Ltd.	1,842	65,723
BRP Group, Inc. (a)	1,939	49,445
Citizens, Inc. Class A (a)	2,652	15,302
CNO Financial Group, Inc.	7,908	140,367
Crawford & Co. Class A	946	6,054
Donegal Group, Inc. Class A	601	8,721
eHealth, Inc. (a)	1,450	97,310
Employers Holdings, Inc.	1,662	53,201
Enstar Group Ltd. (a)	680	116,872
FBL Financial Group, Inc. Class A	563	27,975
Fednat Holding Co.	555	2,847
Genworth Financial, Inc. Class A (a)	28,592	112,367
Goosehead Insurance	729	89,332
Greenlight Capital Re, Ltd. (a)	1,619	10,928
HCI Group, Inc.	323	15,175
Heritage Insurance Holdings, Inc.	1,416	13,367
Horace Mann Educators Corp.	2,310	78,332
Independence Holding Co.	228	8,623
Investors Title Co.	67	8,946
James River Group Holdings Ltd.	1,690	78,974
Kinsale Capital Group, Inc.	1,201	225,151
MBIA, Inc. (a)	2,988	17,061
National General Holdings Corp.	3,866	131,328
National Western Life Group, Inc.	137	23,239
NI Holdings, Inc. (a)	529	8,840
Palomar Holdings, Inc. (a)	1,149	102,456
ProAssurance Corp.	2,912	44,932
ProSight Global, Inc. (a)	462	5,465
Protective Insurance Corp. Class B	426	5,602
RLI Corp.	2,223	192,734
Safety Insurance Group, Inc.	820	57,400
Selective Insurance Group, Inc.	3,333	173,516
Selectquote, Inc.	1,859	32,012
State Auto Financial Corp.	917	11,316
Stewart Information Services Corp.	1,495	63,373
Third Point Reinsurance Ltd. (a)	4,692	36,504
Tiptree, Inc.	1,212	5,902
Trean Insurance Group, Inc. (a)	655	7,107
Trupanion, Inc. (a)	1,693	121,117
United Fire Group, Inc.	1,094	22,471
United Insurance Holdings Corp.	1,131	4,965
Universal Insurance Holdings, Inc.	1,529	19,067
Vericity, Inc.	177	1,862
Watford Holdings Ltd. (a)	980	35,280
		2,571,601
Mortgage Real Estate Investment Trusts - 1.3%
Anworth Mortgage Asset Corp.	5,094	8,354
Apollo Commercial Real Estate Finance, Inc.	8,422	73,271
Arbor Realty Trust, Inc.	5,876	69,454
Ares Commercial Real Estate Corp.	1,742	16,218
Arlington Asset Investment Corp.	1,821	4,480
Armour Residential REIT, Inc.	3,845	36,681
Blackstone Mortgage Trust, Inc.	7,783	168,891
Broadmark Realty Capital, Inc.	7,268	72,462
Capstead Mortgage Corp.	5,640	28,820
Cherry Hill Mortgage Investment Corp.	823	7,539
Chimera Investment Corp.	10,796	90,147
Colony NorthStar Credit Real Estate, Inc.	5,028	26,347
Dynex Capital, Inc.	1,384	22,670
Ellington Financial LLC	2,284	27,956
Ellington Residential Mortgage REIT	617	6,559
Granite Point Mortgage Trust, Inc.	2,960	19,950
Great Ajax Corp.	1,044	8,018
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,148	173,594
Invesco Mortgage Capital, Inc. (b)	10,749	29,022
KKR Real Estate Finance Trust, Inc.	1,614	26,970
Ladder Capital Corp. Class A	5,740	43,050
MFA Financial, Inc.	25,671	72,392
New York Mortgage Trust, Inc.	20,559	52,220
Orchid Island Capital, Inc.	3,647	18,928
PennyMac Mortgage Investment Trust	5,704	85,389
Redwood Trust, Inc.	6,319	53,712
TPG RE Finance Trust, Inc.	3,324	25,994
Two Harbors Investment Corp.	15,518	78,521
Western Asset Mortgage Capital Corp.	3,067	5,950
ZAIS Financial Corp.	2,287	25,706
		1,379,265
Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc. (a)	3,361	91,621
Bogota Financial Corp.	297	2,346
Bridgewater Bancshares, Inc. (a)	1,265	14,054
Capitol Federal Financial, Inc.	7,542	86,582
Columbia Financial, Inc. (a)	2,885	35,168
Dime Community Bancshares, Inc.	1,474	18,646
ESSA Bancorp, Inc.	450	5,720
Essent Group Ltd.	6,232	248,345
Farmer Mac Class C (non-vtg.)	494	31,907
First Defiance Financial Corp.	2,113	38,013
Flagstar Bancorp, Inc.	2,459	72,172
FS Bancorp, Inc.	197	9,123
Greene County Bancorp, Inc.	174	3,924
Hingham Institution for Savings	77	15,552
Home Bancorp, Inc.	450	11,358
HomeStreet, Inc.	1,367	42,473
Kearny Financial Corp.	4,324	36,322
Luther Burbank Corp.	951	8,968
Merchants Bancorp/IN	503	10,855
Meridian Bancorp, Inc. Maryland	2,520	31,374
Meta Financial Group, Inc.	1,952	57,272
MMA Capital Management, LLC (a)	221	5,543
NMI Holdings, Inc. (a)	4,660	100,143
Northfield Bancorp, Inc.	2,939	29,860
Northwest Bancshares, Inc.	6,791	72,460
Oconee Federal Financial Corp.	54	1,216
OP Bancorp	703	4,520
PCSB Financial Corp.	804	10,830
PDL Community Bancorp (a)	347	3,158
Pennymac Financial Services, Inc.	2,414	122,679
Pioneer Bancorp, Inc. (a)	583	5,515
Provident Bancorp, Inc.	485	4,181
Provident Financial Holdings, Inc.	303	3,836
Provident Financial Services, Inc.	3,927	53,289
Prudential Bancorp, Inc.	501	5,807
Radian Group, Inc.	10,825	194,309
Riverview Bancorp, Inc.	1,066	5,000
Security National Financial Corp. Class A	465	3,064
Southern Missouri Bancorp, Inc.	383	9,759
Standard AVB Financial Corp.	212	6,958
Sterling Bancorp, Inc.	894	3,156
Territorial Bancorp, Inc.	421	8,929
Timberland Bancorp, Inc.	366	6,972
Trustco Bank Corp., New York	5,127	28,173
Walker & Dunlop, Inc.	1,598	100,482
Washington Federal, Inc.	4,209	89,610
Waterstone Financial, Inc.	1,218	20,560
Westfield Financial, Inc.	1,178	6,785
WMI Holdings Corp. (a)	4,319	91,045
WSFS Financial Corp.	2,909	92,186
		1,961,820

TOTAL FINANCIALS		17,176,746

HEALTH CARE - 21.2%
Biotechnology - 10.8%
89Bio, Inc. (a)	360	8,338
Abeona Therapeutics, Inc. (a)	3,246	3,473
ADMA Biologics, Inc. (a)	3,446	6,858
Adverum Biotechnologies, Inc. (a)	4,923	53,710
Aeglea BioTherapeutics, Inc. (a)	2,336	17,940
Affimed NV (a)	4,594	14,517
Agenus, Inc. (a)	8,811	32,513
Akebia Therapeutics, Inc. (a)	7,915	17,571
Akero Therapeutics, Inc. (a)	735	19,514
Akouos, Inc. (a)	790	15,334
Albireo Pharma, Inc. (a)	760	23,986
Alector, Inc. (a)	2,733	25,718
Allakos, Inc. (a)	1,368	130,138
Allogene Therapeutics, Inc. (a)	3,026	102,642
Allovir, Inc. (a)	971	25,664
ALX Oncology Holdings, Inc. (a)	516	20,387
Amicus Therapeutics, Inc. (a)	14,374	256,288
AnaptysBio, Inc. (a)	1,237	36,442
Anavex Life Sciences Corp. (a)	3,162	18,656
Anika Therapeutics, Inc. (a)	773	25,215
Annexon, Inc. (a)	802	16,690
Apellis Pharmaceuticals, Inc. (a)	3,370	107,503
Applied Genetic Technologies Corp. (a)	1,174	6,058
Applied Molecular Transport, Inc.	679	19,956
Applied Therapeutics, Inc. (a)	797	12,967
Aprea Therapeutics, Inc.	361	7,873
Aptinyx, Inc. (a)	1,246	3,651
Aravive, Inc. (a)	611	2,829
Arcturus Therapeutics Holdings, Inc. (a)	909	49,159
Arcus Biosciences, Inc. (a)	2,417	52,691
Arcutis Biotherapeutics, Inc. (a)	966	17,214
Ardelyx, Inc. (a)	4,058	20,736
Arena Pharmaceuticals, Inc. (a)	3,275	280,733
Arrowhead Pharmaceuticals, Inc. (a)	5,676	325,235
Assembly Biosciences, Inc. (a)	1,694	24,970
Atara Biotherapeutics, Inc. (a)	4,129	53,305
Athenex, Inc. (a)	3,609	41,143
Athersys, Inc. (a)(b)	9,273	16,228
Atreca, Inc. (a)	1,530	20,441
AVEO Pharmaceuticals, Inc. (a)	1,219	6,619
Avid Bioservices, Inc. (a)	3,112	22,562
Avidity Biosciences, Inc.	907	22,430
AVROBIO, Inc. (a)	1,817	25,947
Axcella Health, Inc. (a)	1,019	4,321
Beam Therapeutics, Inc.	2,027	69,263
BeyondSpring, Inc. (a)	905	13,340
BioCryst Pharmaceuticals, Inc. (a)	10,284	39,285
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,704	209,452
Biospecifics Technologies Corp. (a)	381	33,566
BioXcel Therapeutics, Inc. (a)	674	30,795
Black Diamond Therapeutics, Inc. (a)	1,033	32,550
Blueprint Medicines Corp. (a)	3,137	320,852
BrainStorm Cell Therpeutic, Inc. (a)	1,572	15,767
Bridgebio Pharma, Inc. (a)	4,117	158,010
Cabaletta Bio, Inc. (a)	645	7,463
Calithera Biosciences, Inc. (a)	4,016	14,217
Calyxt, Inc. (a)	592	1,900
CareDx, Inc. (a)	2,689	131,895
CASI Pharmaceuticals, Inc. (a)	3,043	7,151
Castle Biosciences, Inc. (a)	695	32,269
Catabasis Pharmaceuticals, Inc. (a)	952	1,276
Catalyst Biosciences, Inc. (a)	1,760	9,645
Catalyst Pharmaceutical Partners, Inc. (a)	6,154	18,277
Cel-Sci Corp. (a)(b)	1,898	22,833
Cellular Biomedicine Group, Inc. (a)	700	12,607
Centogene NV (a)	469	5,708
Checkmate Pharmaceuticals, Inc.	289	3,321
Checkpoint Therapeutics, Inc. (a)	2,172	4,757
ChemoCentryx, Inc. (a)	2,805	134,640
Chimerix, Inc. (a)	2,805	7,489
Chinook Therapeutics, Inc. (a)	702	8,670
Chinook Therapeutics, Inc. rights (a)(c)	702	35
Cidara Therapeutics, Inc. (a)	1,700	4,437
Clovis Oncology, Inc. (a)(b)	4,520	22,284
CohBar, Inc. (a)	1,227	1,124
Coherus BioSciences, Inc. (a)	3,240	54,011
Concert Pharmaceuticals, Inc. (a)	1,600	16,512
Constellation Pharmaceuticals, Inc. (a)	1,763	34,590
ContraFect Corp. (a)	1,373	7,757
Corbus Pharmaceuticals Holdings, Inc. (a)	3,542	3,328
Cortexyme, Inc. (a)	890	42,604
Crinetics Pharmaceuticals, Inc. (a)	1,523	18,398
Cue Biopharma, Inc. (a)	1,703	18,971
Cyclerion Therapeutics, Inc. (a)	1,140	2,668
Cytokinetics, Inc. (a)	3,722	57,207
CytomX Therapeutics, Inc. (a)	2,406	15,928
Deciphera Pharmaceuticals, Inc. (a)	2,093	121,541
Denali Therapeutics, Inc. (a)	3,592	153,666
DermTech, Inc. (a)	406	5,181
Dicerna Pharmaceuticals, Inc. (a)	3,795	79,657
Dyadic International, Inc. (a)	995	7,104
Dynavax Technologies Corp. (a)	5,812	21,679
Eagle Pharmaceuticals, Inc. (a)	580	26,982
Editas Medicine, Inc. (a)	3,560	110,146
Eidos Therapeutics, Inc. (a)	630	44,680
Eiger Biopharmaceuticals, Inc. (a)	1,523	13,524
Emergent BioSolutions, Inc. (a)	2,531	227,714
Enanta Pharmaceuticals, Inc. (a)	1,047	45,681
Enochian Biosciences, Inc. (a)	732	2,233
Epizyme, Inc. (a)	4,965	61,367
Esperion Therapeutics, Inc. (a)(b)	1,518	45,494
Evelo Biosciences, Inc. (a)	1,104	4,383
Exicure, Inc. (a)	2,981	4,472
Fate Therapeutics, Inc. (a)	4,041	179,420
Fennec Pharmaceuticals, Inc. (a)	1,072	8,104
FibroGen, Inc. (a)	4,747	182,190
Five Prime Therapeutics, Inc. (a)	1,343	6,124
Flexion Therapeutics, Inc. (a)	2,423	29,052
Forma Therapeutics Holdings, Inc.	932	40,188
Fortress Biotech, Inc. (a)	3,275	7,205
Frequency Therapeutics, Inc. (b)	1,462	31,989
G1 Therapeutics, Inc. (a)	1,894	20,815
Galectin Therapeutics, Inc. (a)(b)	1,893	4,808
Galera Therapeutics, Inc. (a)	443	3,628
Generation Bio Co.	665	17,184
Genprex, Inc. (a)	1,437	4,670
Geron Corp. (a)(b)	15,287	26,599
GlycoMimetics, Inc. (a)	2,893	8,100
Gossamer Bio, Inc. (a)	3,036	25,199
Gritstone Oncology, Inc. (a)	1,535	4,191
Halozyme Therapeutics, Inc. (a)	7,656	214,368
Harpoon Therapeutics, Inc. (a)	543	7,857
Heron Therapeutics, Inc. (a)	5,148	83,964
Homology Medicines, Inc. (a)	2,064	21,816
Hookipa Pharma, Inc. (a)	633	5,950
iBio, Inc. (a)	3,257	5,667
Ideaya Biosciences, Inc. (a)	869	10,576
IGM Biosciences, Inc. (a)	406	21,433
Immunic, Inc. (a)	314	4,974
ImmunoGen, Inc. (a)	9,786	55,193
Immunovant, Inc. (a)	1,953	85,190
Inovio Pharmaceuticals, Inc. (a)(b)	8,880	87,468
Inozyme Pharma, Inc. (a)	444	10,199
Insmed, Inc. (a)	5,716	188,285
Intellia Therapeutics, Inc. (a)	2,865	68,588
Intercept Pharmaceuticals, Inc. (a)	1,423	39,545
Invitae Corp. (a)(b)	6,536	256,277
Ironwood Pharmaceuticals, Inc. Class A (a)	9,073	89,641
iTeos Therapeutics, Inc. (a)	581	13,229
Iveric Bio, Inc. (a)	4,385	25,959
Jounce Therapeutics, Inc.(a)	1,051	8,744
Kadmon Holdings, Inc. (a)	9,460	32,164
Kalvista Pharmaceuticals, Inc. (a)	783	13,475
Karuna Therapeutics, Inc. (a)	891	72,340
Karyopharm Therapeutics, Inc. (a)	4,097	60,718
Keros Therapeutics, Inc.	387	21,517
Kezar Life Sciences, Inc. (a)	1,895	9,702
Kindred Biosciences, Inc. (a)	1,899	6,628
Kiniksa Pharmaceuticals Ltd. (a)	1,450	22,707
Kodiak Sciences, Inc. (a)	1,637	148,656
Krystal Biotech, Inc. (a)	782	33,618
Kura Oncology, Inc. (a)	2,991	93,469
La Jolla Pharmaceutical Co. (a)	943	3,206
Lexicon Pharmaceuticals, Inc. (a)	2,371	2,632
Ligand Pharmaceuticals, Inc. Class B (a)(b)	817	67,362
LogicBio Therapeutics, Inc. (a)	610	3,367
Macrogenics, Inc. (a)	2,962	57,492
Madrigal Pharmaceuticals, Inc. (a)(b)	502	63,880
Magenta Therapeutics, Inc. (a)	1,299	8,197
MannKind Corp. (a)	13,076	26,283
Marker Therapeutics, Inc. (a)(b)	1,932	2,628
MediciNova, Inc. (a)	2,296	12,835
MEI Pharma, Inc. (a)	6,125	15,925
MeiraGTx Holdings PLC (a)	1,036	13,240
Mersana Therapeutics, Inc. (a)	2,963	53,393
Minerva Neurosciences, Inc. (a)	1,957	6,282
Mirati Therapeutics, Inc. (a)	2,330	505,936
Mirum Pharmaceuticals, Inc. (a)	274	4,316
Molecular Templates, Inc. (a)	1,347	11,907
Morphic Holding, Inc. (a)	758	20,398
Mustang Bio, Inc. (a)	1,731	4,613
Myriad Genetics, Inc. (a)	4,115	51,149
NantKwest, Inc. (a)(b)	1,808	13,578
Natera, Inc. (a)	4,007	269,511
Neoleukin Therapeutics, Inc. (a)	1,834	19,239
Neubase Therapeutics, Inc. (a)	875	6,856
Neurobo Pharmaceuticals, Inc. (a)	220	1,104
NextCure, Inc. (a)	823	7,950
Nkarta, Inc. (a)	881	25,294
Novavax, Inc. (a)(b)	3,486	281,355
Nurix Therapeutics, Inc. (a)	603	15,250
Nymox Pharmaceutical Corp. (a)	1,962	3,767
OncoCyte Corp. (a)	3,610	5,343
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	22,382	78,785
Organogenesis Holdings, Inc. Class A (a)	1,172	4,278
Orgenesis, Inc. (a)	924	4,186
ORIC Pharmaceuticals, Inc. (a)	500	10,750
Ovid Therapeutics, Inc. (a)	2,366	12,090
Oyster Point Pharma, Inc. (a)	379	7,516
Pandion Therapeutics, Inc. (a)	413	4,878
Passage Bio, Inc.	769	12,927
PDL BioPharma, Inc. (a)	5,874	12,629
PhaseBio Pharmaceuticals, Inc. (a)	727	1,985
Pieris Pharmaceuticals, Inc. (a)	2,788	6,998
Poseida Therapeutics, Inc. (a)	747	8,598
Precigen, Inc. (a)(b)	3,516	15,084
Precision BioSciences, Inc. (a)	2,588	16,330
Prevail Therapeutics, Inc. (a)	777	7,607
Protagonist Therapeutics, Inc. (a)	1,781	33,750
Protara Therapeutics, Inc. (a)	102	1,830
Prothena Corp. PLC (a)	1,683	18,362
PTC Therapeutics, Inc. (a)	3,531	184,283
Puma Biotechnology, Inc. (a)	1,650	13,811
Radius Health, Inc. (a)	2,539	34,048
RAPT Therapeutics, Inc. (a)	605	17,388
Recro Pharma, Inc. (a)	874	1,390
REGENXBIO, Inc. (a)	1,869	53,752
Relay Therapeutics, Inc. (a)(b)	1,807	66,751
Replimune Group, Inc. (a)	1,180	49,336
Retrophin, Inc. (a)	2,900	58,696
Revolution Medicines, Inc.	2,204	66,539
Rhythm Pharmaceuticals, Inc. (a)	1,944	41,154
Rigel Pharmaceuticals, Inc. (a)	10,053	24,931
Rocket Pharmaceuticals, Inc. (a)	1,960	54,762
Rubius Therapeutics, Inc. (a)	1,925	8,143
Sangamo Therapeutics, Inc. (a)	6,720	69,485
Savara, Inc. (a)	2,357	2,451
Scholar Rock Holding Corp. (a)	1,265	49,209
Selecta Biosciences, Inc. (a)(b)	4,102	12,142
Seres Therapeutics, Inc. (a)	3,035	84,646
Soleno Therapeutics, Inc. (a)	3,235	5,629
Solid Biosciences, Inc. (a)	1,336	4,369
Sorrento Therapeutics, Inc. (a)(b)	12,592	87,388
Spectrum Pharmaceuticals, Inc. (a)	7,781	26,689
Spero Therapeutics, Inc. (a)	935	12,258
Springworks Therapeutics, Inc. (a)	1,216	70,516
Stoke Therapeutics, Inc. (a)	665	25,529
Sutro Biopharma, Inc. (a)	1,408	18,107
Syndax Pharmaceuticals, Inc. (a)	1,587	27,630
Syros Pharmaceuticals, Inc. (a)	2,266	15,114
TCR2 Therapeutics, Inc. (a)	1,369	26,928
TG Therapeutics, Inc. (a)	6,251	157,963
Translate Bio, Inc. (a)	3,878	49,755
Turning Point Therapeutics, Inc. (a)	2,046	188,621
Twist Bioscience Corp. (a)	1,871	143,393
Tyme, Inc. (a)	2,897	2,515
Ultragenyx Pharmaceutical, Inc. (a)	3,250	326,625
UNITY Biotechnology, Inc. (a)	1,655	6,405
UroGen Pharma Ltd. (a)(b)	1,165	26,236
Vanda Pharmaceuticals, Inc. (a)	3,076	32,882
Vaxart, Inc. (a)(b)	2,851	14,027
Vaxcyte, Inc.	1,061	39,650
VBI Vaccines, Inc. (a)(b)	9,697	22,788
Veracyte, Inc. (a)	3,205	111,085
Verastem, Inc. (a)	10,413	12,496
Vericel Corp. (a)	2,583	47,863
Viela Bio, Inc.	1,210	38,611
Viking Therapeutics, Inc. (a)	3,552	19,998
Vir Biotechnology, Inc. (a)	3,013	94,729
Voyager Therapeutics, Inc. (a)	1,452	15,435
vTv Therapeutics, Inc. Class A (a)	620	1,054
X4 Pharmaceuticals, Inc. (a)	912	5,235
Xbiotech, Inc. (a)	837	14,321
Xencor, Inc. (a)	3,138	120,436
XOMA Corp. (a)	304	7,542
Y-mAbs Therapeutics, Inc. (a)	1,747	74,667
Zentalis Pharmaceuticals, Inc.	631	24,981
ZIOPHARM Oncology, Inc. (a)(b)	11,144	23,291
		11,736,453
Health Care Equipment & Supplies - 3.7%
Accelerate Diagnostics, Inc. (a)(b)	1,797	16,928
Accuray, Inc. (a)	4,937	14,367
Acutus Medical, Inc. (a)	538	12,304
Alphatec Holdings, Inc. (a)	2,479	21,171
Angiodynamics, Inc. (a)	1,965	20,318
Antares Pharma, Inc. (a)	9,800	26,754
Aspira Women's Health, Inc. (a)	4,389	16,547
Atricure, Inc. (a)	2,444	84,465
Atrion Corp.	80	48,092
Avanos Medical, Inc. (a)	2,694	95,233
AxoGen, Inc. (a)	1,971	24,854
Axonics Modulation Technologies, Inc. (a)	1,737	81,448
Bellerophon Therapeutics, Inc. (a)	185	1,560
Beyond Air, Inc. (a)	661	3,464
BioLife Solutions, Inc. (a)	757	21,733
BioSig Technologies, Inc. (a)	1,331	4,206
Bovie Medical Corp. (a)	1,860	11,197
Cantel Medical Corp.	2,132	101,995
Cardiovascular Systems, Inc. (a)	2,178	77,646
Cerus Corp. (a)	9,213	48,368
Chembio Diagnostics, Inc. (a)	1,018	4,825
Co.-Diagnostics, Inc. (a)	1,479	19,833
CONMED Corp.	1,528	119,138
Cryolife, Inc. (a)	2,121	35,548
CryoPort, Inc. (a)	1,935	77,671
Cutera, Inc. (a)	1,005	19,025
CytoSorbents Corp. (a)	2,270	17,366
Electromed, Inc. (a)	359	2,983
Fonar Corp. (a)	326	6,403
Genmark Diagnostics, Inc. (a)	3,896	47,609
Glaukos Corp. (a)	2,416	135,103
Heska Corp. (a)	399	46,815
Inari Medical, Inc.	453	29,989
Inogen, Inc. (a)	1,061	30,992
Integer Holdings Corp. (a)	1,864	108,951
IntriCon Corp. (a)	393	4,913
Invacare Corp.	1,858	15,068
IRadimed Corp. (a)	299	6,772
iRhythm Technologies, Inc. (a)	1,553	328,382
Lantheus Holdings, Inc. (a)	3,619	39,302
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	943	30,629
LENSAR, Inc. (a)	445	4,343
LivaNova PLC (a)	2,746	138,234
Meridian Bioscience, Inc. (a)	2,418	41,469
Merit Medical Systems, Inc. (a)	3,049	152,602
Mesa Laboratories, Inc.	266	69,535
Milestone Scientific, Inc. (a)	1,747	2,690
Misonix, Inc. (a)	741	8,418
Natus Medical, Inc. (a)	1,832	33,361
Nemaura Medical, Inc. (a)	337	1,196
Neogen Corp. (a)	2,982	207,965
Nevro Corp. (a)	1,899	283,350
NuVasive, Inc. (a)	2,873	127,647
OraSure Technologies, Inc. (a)	4,042	60,387
Orthofix International NV (a)	1,032	32,260
OrthoPediatrics Corp. (a)	768	34,253
PAVmed, Inc. (a)	1,759	3,149
Pulse Biosciences, Inc. (a)	704	8,525
Pulse Biosciences, Inc. warrants 5/14/25 (a)	24	166
Quotient Ltd. (a)	3,183	15,024
Repro Medical Systems, Inc. (a)	1,635	9,025
Retractable Technologies, Inc. (a)	676	4,962
Rockwell Medical Technologies, Inc. (a)	3,219	2,744
RTI Biologics, Inc. (a)	2,754	4,792
Seaspine Holdings Corp. (a)	1,447	18,464
Shockwave Medical, Inc. (a)	1,617	110,473
SI-BONE, Inc. (a)	1,520	31,874
Sientra, Inc. (a)	2,809	11,854
Silk Road Medical, Inc. (a)	1,550	93,930
Soliton, Inc. (a)	356	2,549
Staar Surgical Co. (a)	2,578	186,905
Stereotaxis, Inc. (a)	2,221	7,018
SurModics, Inc. (a)	725	26,644
Tactile Systems Technology, Inc. (a)	1,061	38,811
Tela Bio, Inc. (a)	441	6,686
TransMedics Group, Inc. (a)	1,381	16,544
Utah Medical Products, Inc.	184	15,272
Vapotherm, Inc. (a)	1,129	33,814
Varex Imaging Corp. (a)	2,211	29,627
Venus Concept, Inc. (a)	949	2,002
ViewRay, Inc. (a)	6,541	19,427
VolitionRx Ltd. (a)	1,193	3,543
Wright Medical Group NV (a)(b)	7,207	220,462
Zynex, Inc. (a)	1,038	13,297
		3,995,260
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	4,452	125,591
Addus HomeCare Corp. (a)	792	77,275
American Renal Associates Holdings, Inc. (a)	868	9,973
AMN Healthcare Services, Inc. (a)	2,641	172,404
Apollo Medical Holdings, Inc. (a)	1,093	18,865
Avalon GloboCare Corp. (a)	1,391	1,558
BioScrip, Inc. (a)	2,513	33,498
BioTelemetry, Inc. (a)	1,908	81,243
Brookdale Senior Living, Inc. (a)	10,435	30,679
Community Health Systems, Inc. (a)	4,971	31,019
Corvel Corp. (a)	508	46,340
Covetrus, Inc. (a)	5,518	136,239
Cross Country Healthcare, Inc. (a)	1,889	14,829
DFB Healthcare Acquisitions Co. (a)	1,423	38,848
Enzo Biochem, Inc. (a)	2,160	3,931
Exagen, Inc. (a)	216	3,080
Five Star Senior Living, Inc. (a)	981	4,483
Fulgent Genetics, Inc. (a)	558	18,152
Hanger, Inc. (a)	2,027	35,412
HealthEquity, Inc. (a)	4,267	219,708
InfuSystems Holdings, Inc. (a)	804	9,905
LHC Group, Inc. (a)	1,716	371,600
Magellan Health Services, Inc. (a)	1,340	96,842
MEDNAX, Inc. (a)	4,313	54,991
National Healthcare Corp.	680	43,044
National Research Corp. Class A	736	38,125
Ontrak, Inc. (a)(b)	442	27,068
Owens & Minor, Inc.	3,539	88,900
Patterson Companies, Inc.	4,787	119,077
Pennant Group, Inc. (a)	1,449	60,365
PetIQ, Inc. Class A (a)	1,212	34,615
Progenity, Inc.	204	1,018
Progyny, Inc. (a)	1,482	36,116
Providence Service Corp. (a)	691	81,227
R1 RCM, Inc. (a)	6,023	107,932
RadNet, Inc. (a)	2,435	35,332
Select Medical Holdings Corp. (a)	6,104	128,062
Sharps Compliance Corp. (a)	746	4,446
Surgery Partners, Inc. (a)	1,302	28,410
Tenet Healthcare Corp. (a)	5,858	143,755
The Ensign Group, Inc.	2,900	170,636
The Joint Corp. (a)	754	14,130
Tivity Health, Inc. (a)	2,452	33,715
Triple-S Management Corp. (a)	1,344	24,891
U.S. Physical Therapy, Inc.	724	57,435
Viemed Healthcare, Inc. (a)	1,870	15,004
		2,929,768
Health Care Technology - 1.1%
Accolade, Inc. (a)(b)	638	22,343
Allscripts Healthcare Solutions, Inc. (a)	9,223	92,968
Computer Programs & Systems, Inc.	690	19,244
Evolent Health, Inc. (a)	4,318	42,921
Health Catalyst, Inc. (a)	1,931	66,581
HealthStream, Inc. (a)	1,485	27,176
HMS Holdings Corp. (a)	4,989	132,807
iCAD, Inc. (a)	1,236	12,063
Inovalon Holdings, Inc. Class A (a)	4,144	78,695
Inspire Medical Systems, Inc. (a)	1,487	177,592
NantHealth, Inc. (a)	1,365	2,744
Nextgen Healthcare, Inc. (a)	3,248	44,173
Omnicell, Inc. (a)	2,393	207,114
OptimizeRx Corp. (a)	785	15,543
Phreesia, Inc. (a)	1,639	60,594
Schrodinger, Inc.	1,659	80,926
Simulations Plus, Inc.	819	53,088
Tabula Rasa HealthCare, Inc. (a)(b)	1,183	40,861
Vocera Communications, Inc. (a)	1,852	60,709
		1,238,142
Life Sciences Tools & Services - 0.8%
Champions Oncology, Inc. (a)	395	3,468
ChromaDex, Inc. (a)	2,267	10,224
Codexis, Inc. (a)	2,933	39,038
Fluidigm Corp. (a)	4,012	23,029
Harvard Bioscience, Inc. (a)	1,946	6,577
Luminex Corp.	2,407	53,050
Medpace Holdings, Inc. (a)	1,552	172,179
Nanostring Technologies, Inc. (a)	2,109	77,295
NeoGenomics, Inc. (a)	5,880	230,672
Pacific Biosciences of California, Inc. (a)	9,507	124,637
Personalis, Inc. (a)	1,368	33,831
Quanterix Corp. (a)	1,203	44,042
		818,042
Pharmaceuticals - 2.1%
AcelRx Pharmaceuticals, Inc. (a)	4,998	8,547
Aerie Pharmaceuticals, Inc. (a)	2,007	21,294
Agile Therapeutics, Inc. (a)	3,765	10,241
AMAG Pharmaceuticals, Inc. (a)	1,848	25,355
Amneal Pharmaceuticals, Inc. (a)	5,741	23,883
Amphastar Pharmaceuticals, Inc. (a)	2,042	40,003
ANI Pharmaceuticals, Inc. (a)	494	12,592
Aquestive Therapeutics, Inc. (a)	994	4,811
Arvinas Holding Co. LLC (a)	1,591	33,268
Avenue Therapeutics, Inc. (a)	327	1,027
Axsome Therapeutics, Inc. (a)	1,563	103,643
Aytu BioScience, Inc. (a)	1,240	1,178
Biodelivery Sciences International, Inc. (a)	4,974	15,718
Cara Therapeutics, Inc. (a)	2,353	31,201
Cassava Sciences, Inc. (a)	1,322	10,854
Cerecor, Inc. (a)	1,497	3,084
Chiasma, Inc. (a)	2,822	10,583
Collegium Pharmaceutical, Inc. (a)	1,949	34,751
Corcept Therapeutics, Inc. (a)	5,423	90,998
CorMedix, Inc. (a)	1,858	9,383
CymaBay Therapeutics, Inc. (a)	3,978	33,097
Durect Corp. (a)	11,645	21,019
Eloxx Pharmaceuticals, Inc. (a)	1,331	3,367
Endo International PLC (a)	12,801	58,501
Eton Pharmaceuticals, Inc. (a)	788	5,745
Evofem Biosciences, Inc. (a)	4,300	10,191
Evolus, Inc. (a)	1,133	3,433
Fulcrum Therapeutics, Inc. (a)	866	8,539
Harrow Health, Inc. (a)	1,158	5,512
IMARA, Inc.	249	3,937
Innoviva, Inc. (a)	3,423	37,003
Intersect ENT, Inc. (a)	1,891	29,311
Intra-Cellular Therapies, Inc. (a)	3,684	90,884
Kala Pharmaceuticals, Inc. (a)	2,158	14,243
Kaleido Biosciences, Inc. (a)	819	5,004
Lannett Co., Inc. (a)	1,925	12,378
Liquidia Technologies, Inc. (a)	1,488	6,875
Lyra Therapeutics, Inc.	217	2,322
Marinus Pharmaceuticals, Inc. (a)	1,367	17,826
MyoKardia, Inc. (a)	2,868	641,042
NGM Biopharmaceuticals, Inc. (a)	1,380	23,929
Ocular Therapeutix, Inc. (a)	3,334	31,673
Odonate Therapeutics, Inc. (a)	680	9,799
Omeros Corp. (a)(b)	3,221	32,661
OptiNose, Inc. (a)	2,266	7,251
Osmotica Pharmaceuticals PLC (a)	737	3,781
Pacira Biosciences, Inc. (a)	2,366	123,742
Paratek Pharmaceuticals, Inc. (a)	2,523	12,035
Phathom Pharmaceuticals, Inc. (a)	630	24,797
Phibro Animal Health Corp. Class A	1,062	17,459
Pliant Therapeutics, Inc.	572	12,367
Prestige Brands Holdings, Inc. (a)	2,855	94,301
Provention Bio, Inc. (a)	2,570	30,480
Relmada Therapeutics, Inc. (a)	799	24,713
Revance Therapeutics, Inc. (a)	3,543	91,693
Satsuma Pharmaceuticals, Inc. (a)	457	1,627
scPharmaceuticals, Inc. (a)	269	2,319
SIGA Technologies, Inc. (a)	3,073	19,636
Strongbridge Biopharma PLC (a)	1,747	3,407
Supernus Pharmaceuticals, Inc. (a)	2,830	51,959
TherapeuticsMD, Inc. (a)(b)	12,792	15,606
Theravance Biopharma, Inc. (a)	2,666	50,414
Tricida, Inc. (a)	1,513	8,518
Verrica Pharmaceuticals, Inc. (a)	604	4,476
Vyne Therapeutics, Inc. (a)	8,035	12,856
WAVE Life Sciences (a)	1,349	9,537
Xeris Pharmaceuticals, Inc. (a)(b)	2,664	12,601
Zogenix, Inc. (a)	3,205	68,331
		2,304,611

TOTAL HEALTH CARE		23,022,276

INDUSTRIALS - 14.9%
Aerospace & Defense - 0.9%
AAR Corp.	1,964	38,219
Aerojet Rocketdyne Holdings, Inc. (a)	4,132	133,959
AeroVironment, Inc. (a)	1,217	92,930
Astronics Corp. (a)	1,288	8,243
Cubic Corp.	1,773	104,802
Ducommun, Inc. (a)	581	19,115
Kaman Corp.	1,566	62,108
Kratos Defense & Security Solutions, Inc. (a)	6,830	129,019
Maxar Technologies, Inc.	3,446	88,803
Moog, Inc. Class A	1,703	106,250
National Presto Industries, Inc.	299	24,844
PAE, Inc. (a)	3,315	26,255
Park Aerospace Corp.	1,018	10,781
Parsons Corp. (a)	1,279	40,314
Triumph Group, Inc.	3,012	19,879
Vectrus, Inc. (a)	634	25,056
		930,577
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	3,323	93,177
Atlas Air Worldwide Holdings, Inc. (a)	1,467	86,788
Echo Global Logistics, Inc. (a)	1,485	40,050
Forward Air Corp.	1,571	98,926
Hub Group, Inc. Class A (a)	1,845	92,490
Radiant Logistics, Inc. (a)	2,138	10,989
		422,420
Airlines - 0.3%
Allegiant Travel Co.	734	98,914
Hawaiian Holdings, Inc.	2,619	36,273
Mesa Air Group, Inc. (a)	1,626	5,138
SkyWest, Inc.	2,791	81,023
Spirit Airlines, Inc. (a)	5,008	87,991
		309,339
Building Products - 1.6%
AAON, Inc.	2,321	135,570
Advanced Drain Systems, Inc.	3,151	199,868
Alpha PRO Tech Ltd. (a)	697	9,890
American Woodmark Corp. (a)	952	78,645
Apogee Enterprises, Inc.	1,434	34,258
Builders FirstSource, Inc. (a)	6,554	198,586
Caesarstone Sdot-Yam Ltd.	1,320	12,738
Cornerstone Building Brands, Inc. (a)	2,392	18,347
CSW Industrials, Inc.	760	65,003
Gibraltar Industries, Inc. (a)	1,839	105,651
Griffon Corp.	2,470	52,957
Insteel Industries, Inc.	979	21,303
Jeld-Wen Holding, Inc. (a)	3,860	81,176
Masonite International Corp. (a)	1,368	120,384
Patrick Industries, Inc.	1,251	69,743
PGT Innovations, Inc. (a)	3,168	52,525
Quanex Building Products Corp.	1,920	34,944
Resideo Technologies, Inc. (a)	6,899	69,542
Simpson Manufacturing Co. Ltd.	2,461	218,340
UFP Industries, Inc.	3,378	168,596
		1,748,066
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	3,774	131,033
ACCO Brands Corp.	4,909	25,870
Brady Corp. Class A	2,628	99,128
BrightView Holdings, Inc. (a)	2,234	27,322
Casella Waste Systems, Inc. Class A (a)	2,622	141,562
CECO Environmental Corp. (a)	1,749	12,383
Cimpress PLC (a)	992	72,813
CompX International, Inc. Class A	124	1,567
Covanta Holding Corp.	6,804	61,780
Deluxe Corp.	2,407	51,606
Ennis, Inc.	1,679	25,588
Harsco Corp. (a)	4,343	56,025
Healthcare Services Group, Inc.	4,183	95,707
Heritage-Crystal Clean, Inc. (a)	836	13,777
Herman Miller, Inc.	3,354	102,196
HNI Corp.	2,443	79,520
IBEX Ltd. (a)	300	4,533
Interface, Inc.	3,114	19,089
KAR Auction Services, Inc.	7,254	105,618
Kimball International, Inc. Class B	1,978	20,373
Knoll, Inc.	2,916	33,417
Matthews International Corp. Class A	1,778	38,814
McGrath RentCorp.	1,375	78,485
Montrose Environmental Group, Inc. (a)	600	16,218
NL Industries, Inc.	581	2,405
PICO Holdings, Inc. (a)	900	7,443
Pitney Bowes, Inc.	9,787	51,969
Quad/Graphics, Inc.	1,880	4,268
SP Plus Corp. (a)	1,275	23,498
Steelcase, Inc. Class A	4,913	51,292
Team, Inc. (a)	1,493	8,002
Tetra Tech, Inc.	3,036	306,363
The Brink's Co.	2,833	121,337
U.S. Ecology, Inc.	1,849	56,431
UniFirst Corp.	849	139,075
Viad Corp.	1,186	23,720
VSE Corp.	478	13,843
		2,124,070
Construction & Engineering - 1.4%
Aegion Corp. (a)	1,583	22,336
Ameresco, Inc. Class A (a)	1,407	54,015
API Group Corp. (a)(d)	7,860	113,105
Arcosa, Inc.	2,735	126,275
Argan, Inc.	860	35,423
Comfort Systems U.S.A., Inc.	2,032	93,066
Concrete Pumping Holdings, Inc. (a)	1,380	4,457
Construction Partners, Inc. Class A (a)	1,552	31,630
Dycom Industries, Inc. (a)	1,726	112,086
EMCOR Group, Inc.	3,063	208,866
Fluor Corp.	8,100	91,935
Granite Construction, Inc.	2,563	49,492
Great Lakes Dredge & Dock Corp. (a)	3,603	37,219
HC2 Holdings, Inc. (a)	3,697	7,949
HC2 Holdings, Inc. rights (a)	2,230	0
IES Holdings, Inc. (a)	447	14,268
MasTec, Inc. (a)	3,186	158,153
MYR Group, Inc. (a)	978	41,810
Northwest Pipe Co. (a)	539	14,445
NV5 Holdings, Inc. (a)	637	35,723
Primoris Services Corp.	2,640	49,817
Sterling Construction Co., Inc. (a)	1,564	22,991
Tutor Perini Corp. (a)	2,317	31,303
Willscot Mobile Mini Holdings (a)	9,123	169,505
		1,525,869
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	396	14,961
American Superconductor Corp. (a)	1,343	18,681
Atkore International Group, Inc. (a)	2,651	54,849
AZZ, Inc.	1,482	49,780
Bloom Energy Corp. Class A (a)	4,981	62,960
Encore Wire Corp.	1,131	52,264
EnerSys	2,409	172,484
FuelCell Energy, Inc. (a)(b)	12,042	24,084
LSI Industries, Inc.	1,307	8,940
Orion Energy Systems, Inc. (a)	1,461	9,380
Plug Power, Inc. (a)(b)	19,301	270,214
Powell Industries, Inc.	491	11,602
Preformed Line Products Co.	174	9,575
Sunrun, Inc. (a)	8,258	429,581
Thermon Group Holdings, Inc. (a)	1,736	17,516
TPI Composites, Inc. (a)	1,728	57,231
Ultralife Corp. (a)	485	2,503
Vicor Corp. (a)	1,087	84,786
		1,351,391
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,105	46,142
Machinery - 3.7%
Alamo Group, Inc.	563	67,746
Albany International Corp. Class A	1,725	87,872
Altra Industrial Motion Corp.	3,623	154,919
Astec Industries, Inc.	1,264	64,211
Barnes Group, Inc.	2,653	97,365
Blue Bird Corp. (a)	861	9,936
Chart Industries, Inc. (a)	2,045	172,700
CIRCOR International, Inc. (a)	1,139	31,778
Columbus McKinnon Corp. (NY Shares)	1,325	44,904
Douglas Dynamics, Inc.	1,281	43,695
Eastern Co.	269	5,506
Energy Recovery, Inc. (a)	2,393	23,188
Enerpac Tool Group Corp. Class A	2,984	53,205
EnPro Industries, Inc.	1,162	68,581
ESCO Technologies, Inc.	1,439	120,430
Evoqua Water Technologies Corp. (a)	5,184	118,869
ExOne Co. (a)	588	5,909
Federal Signal Corp.	3,384	97,053
Franklin Electric Co., Inc.	2,598	155,179
Gencor Industries, Inc. (a)	496	5,734
Gorman-Rupp Co.	1,030	31,982
Graham Corp.	460	6,072
Greenbrier Companies, Inc.	1,812	48,888
Helios Technologies, Inc.	1,742	72,885
Hillenbrand, Inc.	4,149	121,358
Hurco Companies, Inc.	313	9,340
Hyster-Yale Materials Handling Class A	526	22,302
John Bean Technologies Corp.	1,770	148,627
Kadant, Inc.	653	75,173
Kennametal, Inc.	4,707	145,917
L.B. Foster Co. Class A (a)	581	7,878
Lindsay Corp.	606	63,812
Luxfer Holdings PLC sponsored	1,552	19,276
Lydall, Inc. (a)	948	18,761
Manitowoc Co., Inc. (a)	1,854	13,961
Mayville Engineering Co., Inc. (a)	408	3,635
Meritor, Inc. (a)	3,865	94,074
Miller Industries, Inc.	590	17,665
Mueller Industries, Inc.	3,140	90,840
Mueller Water Products, Inc. Class A	8,731	90,453
Navistar International Corp. (a)	2,821	121,613
NN, Inc. (a)	2,311	12,387
Omega Flex, Inc.	164	24,551
Park-Ohio Holdings Corp.	527	10,403
Proto Labs, Inc. (a)	1,512	178,537
RBC Bearings, Inc. (a)	1,389	165,360
REV Group, Inc.	1,515	11,893
Rexnord Corp.	6,847	219,652
SPX Corp. (a)	2,414	102,329
SPX Flow, Inc. (a)	2,392	101,301
Standex International Corp.	718	44,581
Tennant Co.	1,032	61,528
Terex Corp.	3,800	93,822
The Shyft Group, Inc.	1,978	38,195
TriMas Corp. (a)	2,390	58,149
Wabash National Corp.	3,072	43,807
Watts Water Technologies, Inc. Class A	1,544	171,029
Welbilt, Inc. (a)	7,202	43,788
		4,034,604
Marine - 0.2%
Costamare, Inc.	2,660	15,135
Eagle Bulk Shipping, Inc. (a)	340	4,678
Genco Shipping & Trading Ltd.	927	5,988
Matson, Inc.	2,401	124,732
Pangaea Logistics Solutions Ltd.	586	1,565
Safe Bulkers, Inc. (a)	3,135	2,779
Scorpio Bulkers, Inc.	493	5,413
		160,290
Professional Services - 1.2%
Acacia Research Corp. (a)	2,616	8,240
ASGN, Inc. (a)	2,871	191,438
Barrett Business Services, Inc.	448	26,544
BG Staffing, Inc.	466	3,714
CBIZ, Inc. (a)	2,928	66,378
CRA International, Inc.	406	16,626
Exponent, Inc.	2,887	200,906
Forrester Research, Inc. (a)	634	23,420
Franklin Covey Co. (a)	639	10,812
GP Strategies Corp. (a)	747	7,209
Heidrick & Struggles International, Inc.	1,127	25,752
Huron Consulting Group, Inc. (a)	1,260	47,704
ICF International, Inc.	1,040	68,006
Insperity, Inc.	2,052	157,142
Kelly Services, Inc. Class A (non-vtg.)	1,863	32,379
Kforce, Inc.	1,142	39,627
Korn Ferry	3,161	95,431
Mastech Digital, Inc. (a)	200	3,136
MISTRAS Group, Inc. (a)	806	2,998
Red Violet, Inc. (a)	460	9,568
Resources Connection, Inc.	1,610	17,291
TriNet Group, Inc. (a)	2,319	159,825
TrueBlue, Inc. (a)	1,950	30,264
Upwork, Inc. (a)	5,266	97,158
Willdan Group, Inc. (a)	559	14,629
		1,356,197
Road & Rail - 0.6%
ArcBest Corp.	1,443	44,040
Avis Budget Group, Inc. (a)	2,981	100,370
Covenant Transport Group, Inc. Class A (a)	711	9,790
Daseke, Inc. (a)	2,461	16,169
Heartland Express, Inc.	2,708	49,583
Marten Transport Ltd.	3,388	51,989
P.A.M. Transportation Services, Inc. (a)	110	4,356
Saia, Inc. (a)	1,483	218,980
U.S. Xpress Enterprises, Inc. (a)	1,271	9,164
Universal Logistics Holdings, Inc.	432	8,523
Werner Enterprises, Inc.	3,441	130,827
		643,791
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc. (a)	880	6,706
Applied Industrial Technologies, Inc.	2,177	132,906
Beacon Roofing Supply, Inc. (a)	3,064	94,065
BMC Stock Holdings, Inc. (a)	3,830	151,630
CAI International, Inc.	965	25,428
DXP Enterprises, Inc. (a)	878	13,732
EVI Industries, Inc. (a)	297	8,675
Foundation Building Materials, Inc. (a)	1,098	15,987
GATX Corp.	1,949	133,078
General Finance Corp. (a)	610	3,996
GMS, Inc. (a)	2,371	53,585
H&E Equipment Services, Inc.	1,849	38,903
Herc Holdings, Inc. (a)	1,384	61,394
Lawson Products, Inc. (a)	249	10,261
MRC Global, Inc. (a)	4,187	17,837
Nesco Holdings, Inc. Class A (a)	693	2,876
Now, Inc. (a)	6,083	24,758
Rush Enterprises, Inc.:
Class A	2,517	90,209
Class B	183	5,755
SiteOne Landscape Supply, Inc. (a)	2,484	296,813
Systemax, Inc.	739	21,010
Textainer Group Holdings Ltd. (a)	2,974	43,004
Titan Machinery, Inc. (a)	1,072	16,069
Transcat, Inc. (a)	401	12,395
Triton International Ltd.	3,443	126,978
Veritiv Corp. (a)	700	10,080
WESCO International, Inc. (a)	2,761	113,864
Willis Lease Finance Corp. (a)	124	2,630
		1,534,624

TOTAL INDUSTRIALS		16,187,380

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	2,196	148,757
ADTRAN, Inc.	2,751	29,408
Applied Optoelectronics, Inc. (a)	1,292	11,344
CalAmp Corp. (a)	1,813	12,836
Calix Networks, Inc. (a)	3,003	70,300
Cambium Networks Corp. (a)	313	7,212
Casa Systems, Inc. (a)	1,513	6,309
Clearfield, Inc. (a)	616	12,893
Comtech Telecommunications Corp.	1,358	19,555
Digi International, Inc. (a)	1,699	25,026
Dzs, Inc. (a)	623	7,096
Extreme Networks, Inc. (a)	6,814	27,665
Harmonic, Inc. (a)	5,269	31,298
Infinera Corp. (a)	8,883	55,608
Inseego Corp. (a)(b)	3,870	33,669
InterDigital, Inc.	1,715	96,006
KVH Industries, Inc. (a)	792	6,882
LRAD Corp. (a)	2,086	12,558
NETGEAR, Inc. (a)	1,692	52,147
NetScout Systems, Inc. (a)	3,962	81,300
PC-Tel, Inc.	899	4,585
Plantronics, Inc.	1,946	37,986
Resonant, Inc. (a)	2,587	5,924
Sonus Networks, Inc. (a)	3,796	16,361
Viavi Solutions, Inc. (a)	12,814	158,253
		970,978
Electronic Equipment & Components - 2.2%
Akoustis Technologies, Inc. (a)	1,707	14,151
Arlo Technologies, Inc. (a)	4,249	18,951
Badger Meter, Inc.	1,636	119,984
Bel Fuse, Inc. Class B (non-vtg.)	584	6,839
Belden, Inc.	2,490	76,891
Benchmark Electronics, Inc.	2,084	43,410
CTS Corp.	1,921	53,096
Daktronics, Inc.	1,791	6,985
ePlus, Inc. (a)	750	50,633
Fabrinet (a)	2,064	123,881
FARO Technologies, Inc. (a)	1,010	60,842
Fitbit, Inc. (a)	13,644	96,054
II-VI, Inc. (a)	5,706	259,452
Insight Enterprises, Inc. (a)	1,945	103,766
Intellicheck, Inc. (a)	1,131	8,188
Iteris, Inc. (a)	2,333	8,795
Itron, Inc. (a)	2,255	153,227
Kimball Electronics, Inc. (a)	1,325	16,059
Knowles Corp. (a)	5,100	72,675
Luna Innovations, Inc. (a)	1,530	9,654
Methode Electronics, Inc. Class A	2,090	64,309
MTS Systems Corp.	1,124	27,291
Napco Security Technolgies, Inc. (a)	630	15,196
nLIGHT, Inc. (a)	1,964	41,715
Novanta, Inc. (a)	1,934	210,264
OSI Systems, Inc. (a)	958	73,919
Par Technology Corp. (a)	928	34,308
PC Connection, Inc.	591	26,920
Plexus Corp. (a)	1,636	113,767
Powerfleet, Inc. (a)	1,801	10,896
Research Frontiers, Inc. (a)	1,329	3,442
Rogers Corp. (a)	1,047	126,917
Sanmina Corp. (a)	3,788	92,579
ScanSource, Inc. (a)	1,467	29,487
TTM Technologies, Inc. (a)	5,641	66,959
Vishay Intertechnology, Inc.	7,572	122,818
Vishay Precision Group, Inc. (a)	652	15,576
Wrap Technologies, Inc. (a)	624	3,226
		2,383,122
IT Services - 2.0%
Brightcove, Inc. (a)	2,290	28,969
Cardtronics PLC (a)	2,035	36,243
Cass Information Systems, Inc.	764	29,964
Conduent, Inc. (a)	9,403	32,769
CSG Systems International, Inc.	1,831	69,358
Endurance International Group Holdings, Inc. (a)	3,861	22,432
EVERTEC, Inc.	3,416	113,684
EVO Payments, Inc. Class A (a)	2,308	48,630
ExlService Holdings, Inc. (a)	1,908	144,512
GreenSky, Inc. Class A (a)	3,314	15,675
Grid Dynamics Holdings, Inc. (a)	1,116	8,705
GTT Communications, Inc. (a)	1,635	6,033
Hackett Group, Inc.	1,330	17,184
i3 Verticals, Inc. Class A (a)	818	16,875
Information Services Group, Inc. (a)	1,884	3,862
International Money Express, Inc. (a)	1,346	18,723
KBR, Inc.	8,054	179,524
Limelight Networks, Inc. (a)	6,640	23,439
Liveramp Holdings, Inc. (a)	3,621	239,312
ManTech International Corp. Class A	1,539	99,850
Maximus, Inc.	3,421	231,191
MoneyGram International, Inc. (a)	3,588	18,478
NIC, Inc.	3,709	83,156
Paysign, Inc. (a)	1,595	7,592
Perficient, Inc. (a)	1,828	71,584
Perspecta, Inc.	7,856	140,858
PFSweb, Inc. (a)	986	6,113
Priority Technology Holdings, Inc. (a)	521	1,506
Rackspace Technology, Inc. (a)	1,909	30,067
Repay Holdings Corp. (a)	3,347	75,408
ServiceSource International, Inc. (a)	4,377	6,084
StarTek, Inc. (a)	897	4,709
Sykes Enterprises, Inc. (a)	2,211	75,705
Ttec Holdings, Inc.	1,019	55,821
Tucows, Inc. (a)	544	40,142
Unisys Corp. (a)	3,519	46,240
Verra Mobility Corp. (a)	7,689	73,891
Virtusa Corp. (a)	1,652	83,096
		2,207,384
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	2,134	143,981
Alpha & Omega Semiconductor Ltd. (a)	1,143	18,128
Ambarella, Inc. (a)	1,854	101,358
Amkor Technology, Inc.	5,670	67,190
Atomera, Inc. (a)	942	7,677
Axcelis Technologies, Inc. (a)	1,848	40,785
AXT, Inc. (a)	2,171	12,917
Brooks Automation, Inc.	4,117	192,264
Ceva, Inc. (a)	1,220	49,190
CMC Materials, Inc.	1,644	233,760
Cohu, Inc.	2,393	52,000
CyberOptics Corp. (a)	381	8,778
Diodes, Inc. (a)	2,418	139,833
DSP Group, Inc. (a)	1,223	16,107
FormFactor, Inc. (a)	4,391	124,485
GSI Technology, Inc. (a)	741	4,528
Ichor Holdings Ltd. (a)	1,218	28,331
Impinj, Inc. (a)	908	23,163
Lattice Semiconductor Corp. (a)	7,618	265,868
MACOM Technology Solutions Holdings, Inc. (a)	2,687	98,076
Maxeon Solar Technologies Ltd. (a)	515	8,343
MaxLinear, Inc. Class A (a)	3,777	99,864
NeoPhotonics Corp. (a)	2,865	19,511
NVE Corp.	259	11,948
Onto Innovation, Inc. (a)	2,673	85,723
PDF Solutions, Inc. (a)	1,672	31,333
Photronics, Inc. (a)	3,641	35,500
Pixelworks, Inc. (a)	1,951	4,331
Power Integrations, Inc.	3,336	200,861
Rambus, Inc. (a)	6,349	87,553
Semtech Corp. (a)	3,648	200,239
Silicon Laboratories, Inc. (a)	2,444	250,412
SiTime Corp.	511	42,663
SMART Global Holdings, Inc. (a)	798	21,059
SunPower Corp. (a)	4,279	68,421
Synaptics, Inc. (a)	1,932	148,126
Ultra Clean Holdings, Inc. (a)	2,239	47,668
Veeco Instruments, Inc. (a)	2,683	34,155
		3,026,129
Software - 5.4%
8x8, Inc. (a)	5,778	99,844
A10 Networks, Inc. (a)	3,309	22,303
ACI Worldwide, Inc. (a)	6,476	188,905
Agilysys, Inc. (a)	1,015	27,486
Alarm.com Holdings, Inc. (a)	2,707	157,899
Altair Engineering, Inc. Class A (a)	2,388	102,756
American Software, Inc. Class A	1,801	26,439
AppFolio, Inc. (a)	921	131,583
Appian Corp. Class A (a)(b)	2,001	126,663
Asure Software, Inc. (a)	745	5,267
Avaya Holdings Corp. (a)	4,675	80,410
Benefitfocus, Inc. (a)	1,572	16,144
Blackbaud, Inc.	2,800	138,152
BlackLine, Inc. (a)	2,850	278,388
Bottomline Technologies, Inc. (a)	2,444	97,076
Box, Inc. Class A (a)	7,784	120,652
Cerence, Inc. (a)	2,069	112,926
ChannelAdvisor Corp. (a)	1,625	26,325
Cloudera, Inc. (a)	11,527	112,042
CommVault Systems, Inc. (a)	2,358	93,353
Cornerstone OnDemand, Inc. (a)	3,410	129,546
Digimarc Corp. (a)	669	21,201
Digital Turbine, Inc. (a)	4,683	134,215
Domo, Inc. Class B (a)	1,420	45,113
Ebix, Inc.	1,422	25,681
eGain Communications Corp. (a)	1,131	17,926
Envestnet, Inc. (a)	3,009	230,911
GTY Govtech, Inc. (a)	2,273	6,614
Intelligent Systems Corp. (a)	465	17,633
j2 Global, Inc. (a)	2,562	173,909
LivePerson, Inc. (a)	3,492	186,682
MicroStrategy, Inc. Class A (a)	435	72,675
Mimecast Ltd. (a)	3,229	123,380
Mitek Systems, Inc. (a)	2,234	27,813
MobileIron, Inc. (a)	5,455	38,403
Model N, Inc. (a)	1,990	70,108
Onespan, Inc. (a)	1,909	41,864
Park City Group, Inc. (a)	641	2,782
Ping Identity Holding Corp. (a)	2,089	57,844
Progress Software Corp.	2,570	93,471
PROS Holdings, Inc. (a)	2,249	63,354
Q2 Holdings, Inc. (a)	2,808	256,202
QAD, Inc. Class A	651	27,238
Qualys, Inc. (a)	1,928	169,375
Rapid7, Inc. (a)	2,837	175,695
Rimini Street, Inc. (a)	1,055	3,344
SailPoint Technologies Holding, Inc. (a)	5,006	207,799
Sapiens International Corp. NV	1,471	39,908
SeaChange International, Inc. (a)	1,632	1,224
SecureWorks Corp. (a)	480	4,992
ShotSpotter, Inc. (a)	460	13,483
Smith Micro Software, Inc. (a)	1,737	7,156
Sprout Social, Inc. (a)	1,568	68,522
SPS Commerce, Inc. (a)	2,010	172,036
SurveyMonkey (a)	6,821	142,764
Synchronoss Technologies, Inc. (a)	2,016	5,584
TeleNav, Inc. (a)	1,646	6,699
Tenable Holdings, Inc. (a)	3,997	136,338
Upland Software, Inc. (a)	1,493	62,288
Varonis Systems, Inc. (a)	1,769	204,443
Verint Systems, Inc. (a)	3,641	176,661
Veritone, Inc. (a)	1,247	11,697
VirnetX Holding Corp. (b)	3,663	20,293
Workiva, Inc. (a)	2,207	122,069
Xperi Holding Corp.	6,069	75,256
Yext, Inc. (a)	5,740	95,169
Zix Corp. (a)	3,221	19,745
Zuora, Inc. (a)	5,598	53,853
		5,825,571
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp. (a)(b)	6,714	38,203
Avid Technology, Inc. (a)	1,868	17,410
Diebold Nixdorf, Inc. (a)	3,998	24,908
Eastman Kodak Co. (a)	772	5,342
Immersion Corp. (a)	917	5,649
Intevac, Inc. (a)	1,210	6,389
Quantum Corp. (a)	1,493	6,241
Super Micro Computer, Inc. (a)	2,581	58,640
		162,782

TOTAL INFORMATION TECHNOLOGY		14,575,966

MATERIALS - 4.1%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	715	3,182
AdvanSix, Inc. (a)	1,573	23,941
AgroFresh Solutions, Inc. (a)	1,525	3,142
American Vanguard Corp.	1,736	22,429
Amyris, Inc. (a)	5,850	14,625
Balchem Corp.	1,813	181,209
Chase Corp.	425	40,443
Ferro Corp. (a)	4,669	60,043
FutureFuel Corp.	1,384	16,456
GCP Applied Technologies, Inc. (a)	2,713	59,171
H.B. Fuller Co.	2,907	131,542
Hawkins, Inc.	553	25,831
Ingevity Corp. (a)	2,324	127,541
Innospec, Inc.	1,384	91,538
Intrepid Potash, Inc. (a)	476	4,750
Koppers Holdings, Inc. (a)	1,188	26,647
Kraton Performance Polymers, Inc. (a)	1,755	49,667
Kronos Worldwide, Inc.	1,214	16,170
Livent Corp. (a)	8,207	88,225
Marrone Bio Innovations, Inc. (a)	3,601	3,961
Minerals Technologies, Inc.	1,933	105,716
Orion Engineered Carbons SA	3,485	51,125
PolyOne Corp.	5,168	160,570
PQ Group Holdings, Inc. (a)	2,221	25,675
Quaker Chemical Corp.	751	143,283
Rayonier Advanced Materials, Inc. (a)	3,602	12,355
Sensient Technologies Corp.	2,386	156,116
Stepan Co.	1,214	141,358
Trecora Resources (a)	1,307	7,737
Tredegar Corp.	1,547	22,555
Trinseo SA	2,210	70,322
Tronox Holdings PLC	4,988	48,733
		1,936,058
Construction Materials - 0.1%
Forterra, Inc. (a)	1,024	13,363
Summit Materials, Inc. (a)	6,440	113,924
U.S. Concrete, Inc. (a)	960	32,602
United States Lime & Minerals, Inc.	112	10,382
		170,271
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	1,368	55,527
Class B	422	18,252
Myers Industries, Inc.	1,981	28,408
O-I Glass, Inc.	8,738	82,399
Ranpak Holdings Corp. (A Shares) (a)	1,590	13,563
UFP Technologies, Inc. (a)	364	13,490
		211,639
Metals & Mining - 1.5%
Alcoa Corp. (a)	10,671	137,869
Allegheny Technologies, Inc. (a)	7,253	66,800
Arconic Rolled Products Corp. (a)	5,588	121,483
Caledonia Mining Corp. PLC	639	10,435
Carpenter Technology Corp.	2,759	48,227
Century Aluminum Co. (a)	2,891	19,023
Cleveland-Cliffs, Inc. (b)	22,197	183,791
Coeur d'Alene Mines Corp. (a)	13,627	96,343
Commercial Metals Co.	6,681	137,963
Compass Minerals International, Inc.	1,910	115,326
Gold Resource Corp.	3,401	9,319
Haynes International, Inc.	686	11,120
Hecla Mining Co.	29,396	134,634
Kaiser Aluminum Corp.	858	53,994
Materion Corp.	1,167	59,739
Novagold Resources, Inc. (a)	13,480	139,727
Olympic Steel, Inc.	411	4,690
Ryerson Holding Corp. (a)	814	6,406
Schnitzer Steel Industries, Inc. Class A	1,561	32,781
SunCoke Energy, Inc.	4,962	17,317
TimkenSteel Corp. (a)	2,473	9,571
United States Steel Corp.	12,551	121,243
Warrior Metropolitan Coal, Inc.	2,924	43,860
Worthington Industries, Inc.	2,074	102,062
		1,683,723
Paper & Forest Products - 0.5%
Boise Cascade Co.	2,223	85,319
Clearwater Paper Corp. (a)	919	34,141
Domtar Corp.	3,051	72,858
Louisiana-Pacific Corp.	6,371	182,083
Neenah, Inc.	917	34,507
P.H. Glatfelter Co.	2,530	36,103
Schweitzer-Mauduit International, Inc.	1,782	59,162
Verso Corp.	1,629	12,674
		516,847

TOTAL MATERIALS		4,518,538

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust (SBI)	4,715	43,991
Agree Realty Corp.	3,077	190,989
Alexander & Baldwin, Inc.	4,279	54,985
Alexanders, Inc.	130	31,615
Alpine Income Property Trust, Inc.	373	5,203
American Assets Trust, Inc.	2,972	62,204
American Finance Trust, Inc.	6,127	35,322
Armada Hoffler Properties, Inc.	3,223	29,039
Bluerock Residential Growth (REIT), Inc.	1,754	15,190
BRT Realty Trust	609	7,582
CareTrust (REIT), Inc.	5,467	93,486
CatchMark Timber Trust, Inc.	3,091	26,861
Chatham Lodging Trust	2,697	19,823
CIM Commercial Trust Corp.	585	4,680
City Office REIT, Inc.	2,501	15,806
Clipper Realty, Inc.	812	4,563
Colony Capital, Inc.	27,209	96,864
Columbia Property Trust, Inc.	6,365	67,342
Community Healthcare Trust, Inc.	1,282	59,357
CoreCivic, Inc.	6,927	44,402
CorEnergy Infrastructure Trust, Inc.	673	3,150
CorePoint Lodging, Inc.	2,042	9,761
DiamondRock Hospitality Co.	11,610	57,353
Diversified Healthcare Trust (SBI)	13,239	38,327
Easterly Government Properties, Inc.	4,643	97,039
EastGroup Properties, Inc.	2,205	293,441
Essential Properties Realty Trust, Inc.	5,328	88,019
Farmland Partners, Inc.	1,563	10,066
Four Corners Property Trust, Inc.	4,092	103,691
Franklin Street Properties Corp.	5,789	24,314
Front Yard Residential Corp. Class B	2,868	38,403
Getty Realty Corp.	2,073	54,478
Gladstone Commercial Corp.	2,111	34,304
Gladstone Land Corp.	1,356	18,808
Global Medical REIT, Inc.	2,471	30,715
Global Net Lease, Inc.	5,320	75,704
Government Properties Income Trust	2,819	51,898
Healthcare Realty Trust, Inc.	7,709	214,310
Hersha Hospitality Trust	1,736	8,506
Hospitality Properties Trust (SBI)	9,401	67,781
Independence Realty Trust, Inc.	5,581	67,809
Industrial Logistics Properties Trust	3,844	73,728
Investors Real Estate Trust	742	50,018
iStar Financial, Inc.	4,248	50,126
Jernigan Capital, Inc.	1,443	24,949
Kite Realty Group Trust	4,630	47,967
Lexington Corporate Properties Trust	15,592	154,829
LTC Properties, Inc.	2,296	75,791
Mack-Cali Realty Corp.	5,066	55,675
Monmouth Real Estate Investment Corp. Class A	5,610	77,699
National Health Investors, Inc.	2,443	136,930
National Storage Affiliates Trust	3,582	121,394
NETSTREIT Corp.	706	12,383
New Senior Investment Group, Inc.	4,576	17,892
NexPoint Residential Trust, Inc.	1,282	56,818
One Liberty Properties, Inc.	965	14,890
Pebblebrook Hotel Trust	7,292	87,358
Physicians Realty Trust	12,056	203,264
Piedmont Office Realty Trust, Inc. Class A	7,325	83,652
Plymouth Industrial REIT, Inc.	980	12,456
Potlatch Corp.	3,715	154,358
Preferred Apartment Communities, Inc. Class A	2,838	15,325
PS Business Parks, Inc.	1,155	131,705
QTS Realty Trust, Inc. Class A	3,482	214,178
Ramco-Gershenson Properties Trust (SBI)	4,458	21,800
Retail Opportunity Investments Corp.	6,756	65,736
Retail Properties America, Inc.	12,487	65,432
Retail Value, Inc.	869	10,863
RLJ Lodging Trust	9,412	76,990
Ryman Hospitality Properties, Inc.	2,872	114,449
Sabra Health Care REIT, Inc.	11,612	152,814
Safety Income and Growth, Inc.	984	67,719
Saul Centers, Inc.	788	19,503
Seritage Growth Properties (a)(b)	1,964	25,002
SITE Centers Corp.	8,783	59,812
Stag Industrial, Inc.	8,624	268,379
Summit Hotel Properties, Inc.	5,710	30,149
Sunstone Hotel Investors, Inc.	12,431	92,238
Tanger Factory Outlet Centers, Inc. (b)	5,337	33,036
Terreno Realty Corp.	3,821	215,046
The GEO Group, Inc.	6,725	59,584
The Macerich Co. (b)	8,605	59,891
UMH Properties, Inc.	2,270	30,940
Uniti Group, Inc.	10,885	96,006
Universal Health Realty Income Trust (SBI)	775	41,439
Urban Edge Properties	6,744	63,394
Urstadt Biddle Properties, Inc. Class A	1,634	15,539
Washington REIT (SBI)	4,725	82,593
Whitestone REIT Class B	2,207	13,154
Xenia Hotels & Resorts, Inc.	6,672	54,977
		6,007,051
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	288	3,205
American Realty Investments, Inc. (a)	109	884
CTO Realty Growth, Inc.	240	10,591
Cushman & Wakefield PLC (a)	6,314	74,000
eXp World Holdings, Inc. (a)	1,398	59,261
Fathom Holdings, Inc. (a)	267	5,009
Forestar Group, Inc. (a)	934	15,542
FRP Holdings, Inc. (a)	371	15,011
Griffin Industrial Realty, Inc.	137	7,268
Kennedy-Wilson Holdings, Inc.	6,781	89,374
Marcus & Millichap, Inc. (a)	1,316	41,099
Maui Land & Pineapple, Inc. (a)	332	3,350
Newmark Group, Inc.	7,980	37,785
RE/MAX Holdings, Inc.	1,044	33,763
Realogy Holdings Corp. (a)	6,519	72,752
Redfin Corp. (a)	5,494	229,484
Stratus Properties, Inc. (a)	308	6,582
Tejon Ranch Co. (a)	1,299	17,809
The RMR Group, Inc.	904	24,101
The St. Joe Co.	1,840	49,754
Transcontinental Realty Investors, Inc. (a)	69	1,518
		798,142

TOTAL REAL ESTATE		6,805,193

UTILITIES - 3.3%
Electric Utilities - 0.7%
Allete, Inc.	2,917	150,459
Genie Energy Ltd. Class B	707	5,861
MGE Energy, Inc.	2,059	133,876
Otter Tail Corp.	2,266	86,901
PNM Resources, Inc.	4,492	224,600
Portland General Electric Co.	5,081	199,683
Spark Energy, Inc. Class A,	628	5,727
		807,107
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. Class A (b)	1,844	100,650
Chesapeake Utilities Corp.	938	91,183
New Jersey Resources Corp.	5,409	157,835
Northwest Natural Holding Co.	1,745	77,548
ONE Gas, Inc.	2,936	202,701
RGC Resources, Inc.	456	10,853
South Jersey Industries, Inc.	5,765	111,092
Southwest Gas Holdings, Inc.	3,158	207,544
Spire, Inc.	2,825	158,313
		1,117,719
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	5,356	10,658
Brookfield Renewable Corp.	3,853	257,265
Clearway Energy, Inc.:
Class A	1,807	47,361
Class C	4,729	133,169
Ormat Technologies, Inc.	2,262	160,308
Sunnova Energy International, Inc. (a)	3,037	73,070
		681,831
Multi-Utilities - 0.5%
Avista Corp.	3,805	126,402
Black Hills Corp.	3,546	200,916
NorthWestern Energy Corp.	2,869	149,561
Unitil Corp.	888	30,680
		507,559
Water Utilities - 0.5%
American States Water Co.	2,070	154,608
Artesian Resources Corp. Class A	430	15,149
Cadiz, Inc. (a)	1,159	11,068
California Water Service Group	2,775	123,682
Consolidated Water Co., Inc.	887	8,923
Global Water Resources, Inc.	614	6,508
Middlesex Water Co.	969	62,152
Pure Cycle Corp. (a)	1,159	10,199
SJW Corp.	1,487	90,246
York Water Co.	757	31,983
		514,518

TOTAL UTILITIES		3,628,734

TOTAL COMMON STOCKS
(Cost $100,546,437)		108,283,380

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.10% (e)	241,104	241,153
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	3,174,671	3,174,989
TOTAL MONEY MARKET FUNDS
(Cost $3,416,142)		3,416,142
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $103,962,579)		111,699,522
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,906,263)
NET ASSETS - 100%		$108,793,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec. 2020	$537,880	$11,331	$11,331

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $898,890.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,105 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$520
Fidelity Securities Lending Cash Central Fund	60,222
Total	$60,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,385,420	$2,385,420	$--	$--
Consumer Discretionary	14,291,842	14,291,842	--	--
Consumer Staples	3,676,362	3,676,362	--	--
Energy	2,014,923	2,014,923	--	--
Financials	17,176,746	17,176,746	--	--
Health Care	23,022,276	23,022,075	166	35
Industrials	16,187,380	16,187,380	--	--
Information Technology	14,575,966	14,575,966	--	--
Materials	4,518,538	4,518,538	--	--
Real Estate	6,805,193	6,805,193	--	--
Utilities	3,628,734	3,628,734	--	--
Money Market Funds	3,416,142	3,416,142	--	--
Total Investments in Securities:	$111,699,522	$111,699,321	$166	$35
Derivative Instruments:
Assets
Futures Contracts	$11,331	$11,331	$--	$--
Total Assets	$11,331	$11,331	$--	$--
Total Derivative Instruments:	$11,331	$11,331	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,331	$0
Total Equity Risk	11,331	0
Total Value of Derivatives	$11,331	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,932,943) — See accompanying schedule: Unaffiliated issuers (cost $100,546,437)	$108,283,380
Fidelity Central Funds (cost $3,416,142)	3,416,142
Total Investment in Securities (cost $103,962,579)		$111,699,522
Segregated cash with brokers for derivative instruments		39,000
Cash		140,295
Receivable for investments sold		6,146
Receivable for fund shares sold		230,903
Dividends receivable		31,225
Distributions receivable from Fidelity Central Funds		11,695
Total assets		112,158,786
Liabilities
Payable for investments purchased	$71,482
Payable for fund shares redeemed	112,556
Payable for daily variation margin on futures contracts	6,519
Collateral on securities loaned	3,174,970
Total liabilities		3,365,527
Net Assets		$108,793,259
Net Assets consist of:
Paid in capital		$107,970,700
Total accumulated earnings (loss)		822,559
Net Assets		$108,793,259
Net Asset Value, offering price and redemption price per share ($108,793,259 ÷ 9,697,443 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$593,794
Interest		29
Income from Fidelity Central Funds (including $60,222 from security lending)		60,742
Total income		654,565
Expenses
Independent trustees' fees and expenses	$147
Commitment fees	108
Total expenses before reductions	255
Expense reductions	(2)
Total expenses after reductions		253
Net investment income (loss)		654,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,645,226)
Fidelity Central Funds	(10)
Foreign currency transactions	3
Futures contracts	291,588
Total net realized gain (loss)		(5,353,645)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20,694,109
Fidelity Central Funds	(18)
Futures contracts	(54,395)
Total change in net unrealized appreciation (depreciation)		20,639,696
Net gain (loss)		15,286,051
Net increase (decrease) in net assets resulting from operations		$15,940,363

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$654,312	$1,155,265
Net realized gain (loss)	(5,353,645)	(20,743)
Change in net unrealized appreciation (depreciation)	20,639,696	(15,527,648)
Net increase (decrease) in net assets resulting from operations	15,940,363	(14,393,126)
Distributions to shareholders	(267,243)	(2,598,410)
Share transactions
Proceeds from sales of shares	33,559,803	77,612,289
Reinvestment of distributions	188,350	1,596,989
Cost of shares redeemed	(44,747,165)	(33,035,934)
Net increase (decrease) in net assets resulting from share transactions	(10,999,012)	46,173,344
Total increase (decrease) in net assets	4,674,108	29,181,808
Net Assets
Beginning of period	104,119,151	74,937,343
End of period	$108,793,259	$104,119,151
Other Information
Shares
Sold	3,120,645	7,561,438
Issued in reinvestment of distributions	17,217	135,175
Redeemed	(4,376,852)	(3,165,687)
Net increase (decrease)	(1,238,990)	4,530,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$11.70	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.16	.11	.02
Net realized and unrealized gain (loss)	1.66	(1.98)	.35	1.10	.29
Total from investment operations	1.73	(1.83)	.51	1.21	.31
Distributions from net investment income	(.03)	(.16)	(.11)	(.06)	–
Distributions from net realized gain	–	(.19)	(.12)	(.03)	–
Total distributions	(.03)	(.35)	(.24)C	(.09)	–
Net asset value, end of period	$11.22	$9.52	$11.70	$11.43	$10.31
Total ReturnD,E	18.19%	(16.23)%	4.63%	11.72%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	- %I
Net investment income (loss)	1.31%I	1.36%	1.36%	.97%	1.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$108,793	$104,119	$74,937	$50,926	$619
Portfolio turnover rateJ	62%I	18%	23%	34%K	2%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,344,948
Gross unrealized depreciation	(16,246,188)
Net unrealized appreciation (depreciation)	$5,098,760
Tax cost	$106,612,093

The Fund elected to defer to its next fiscal year approximately $240,810 of capital losses recognized during the period November 1, 2019 to April 30, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	30,315,988	40,181,049

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Small Cap Index Fund	$108

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$912	$28,444

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Flex Small Cap Index Fund	- %-C
Actual		$1,000.00	$1,181.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZAP-SANN-1220
1.9881630.103

Fidelity® Large Cap Growth Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Apple, Inc.	11.0
Microsoft Corp.	9.5
Amazon.com, Inc.	8.0
Facebook, Inc. Class A	3.9
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.3
Visa, Inc. Class A	1.9
NVIDIA Corp.	1.8
Tesla, Inc.	1.8
MasterCard, Inc. Class A	1.6
44.1

Top Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	43.8
Consumer Discretionary	16.2
Health Care	13.7
Communication Services	11.6
Consumer Staples	4.8
Industrials	4.6
Financials	1.9
Real Estate	1.8
Materials	0.8
Energy	0.1

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments – 2.1%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Entertainment - 2.0%
Activision Blizzard, Inc.	100,588	$7,617,529
Electronic Arts, Inc. (a)	13,214	1,583,434
Live Nation Entertainment, Inc. (a)	47,513	2,318,634
Netflix, Inc. (a)	141,890	67,502,749
Roku, Inc. Class A (a)	35,278	7,140,267
Spotify Technology SA (a)	43,628	10,465,921
Take-Two Interactive Software, Inc. (a)	34,654	5,368,598
World Wrestling Entertainment, Inc. Class A (b)	15,542	565,107
Zynga, Inc. (a)	243,618	2,190,126
		104,752,365
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	77,709	125,586,292
Class C (a)	76,726	124,373,613
Facebook, Inc. Class A (a)	801,167	210,795,049
InterActiveCorp (a)	25,004	3,018,483
Match Group, Inc. (a)	72,959	8,520,152
Pinterest, Inc. Class A (a)	111,161	6,552,941
Zillow Group, Inc.:
Class A (a)	2,168	193,667
Class C (a)(b)	4,984	441,682
		479,481,879
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	102,196	2,754,182
Cable One, Inc.	1,780	3,082,711
Charter Communications, Inc. Class A (a)	45,050	27,202,091
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	3,965	137,070
Liberty SiriusXM Series C (a)	5,624	194,590
Nexstar Broadcasting Group, Inc. Class A	9,607	791,617
Sirius XM Holdings, Inc.	237,838	1,362,812
		35,525,073

TOTAL COMMUNICATION SERVICES		619,759,317

CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.0%
BorgWarner, Inc.	10,018	350,430
Automobiles - 1.8%
Tesla, Inc. (a)	246,695	95,727,528
Distributors - 0.1%
Pool Corp.	12,883	4,506,860
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	13,742	2,171,923
Chegg, Inc. (a)(b)	40,320	2,961,101
Frontdoor, Inc. (a)	4,584	181,618
H&R Block, Inc.	45,979	793,598
		6,108,240
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	9,285	11,155,742
Domino's Pizza, Inc.	12,981	4,910,972
Dunkin' Brands Group, Inc.	23,391	2,332,317
Las Vegas Sands Corp.	46,909	2,254,447
McDonald's Corp.	35,528	7,567,464
Planet Fitness, Inc. (a)	15,251	903,927
Starbucks Corp.	225,112	19,575,740
Vail Resorts, Inc.	1,031	239,233
Wendy's Co.	59,298	1,295,661
Wynn Resorts Ltd.	7,941	575,167
Yum China Holdings, Inc.	9,430	501,959
Yum! Brands, Inc.	7,428	693,255
		52,005,884
Household Durables - 0.0%
NVR, Inc. (a)	112	442,746
Tempur Sealy International, Inc. (a)	11,807	1,050,823
		1,493,569
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	141,469	429,521,104
eBay, Inc.	203,509	9,693,134
Etsy, Inc. (a)	39,319	4,780,797
Expedia, Inc.	5,009	471,597
GrubHub, Inc. (a)	2,854	211,082
The Booking Holdings, Inc. (a)	13,636	22,124,410
Wayfair LLC Class A (a)(b)	20,217	5,014,423
		471,816,547
Leisure Products - 0.0%
Mattel, Inc. (a)	69,085	951,300
Peloton Interactive, Inc. Class A (a)	7,927	873,635
Polaris, Inc.	1,867	169,636
		1,994,571
Multiline Retail - 0.4%
Dollar General Corp.	83,945	17,520,161
Dollar Tree, Inc. (a)	37,388	3,376,884
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,011	1,394,398
		22,291,443
Specialty Retail - 2.8%
AutoZone, Inc. (a)	4,605	5,198,953
Best Buy Co., Inc.	13,667	1,524,554
Burlington Stores, Inc. (a)	19,343	3,744,418
CarMax, Inc. (a)	3,909	337,894
Carvana Co. Class A (a)(b)	18,194	3,372,258
Five Below, Inc. (a)	18,257	2,434,388
Floor & Decor Holdings, Inc. Class A (a)	31,420	2,293,660
Lowe's Companies, Inc.	252,184	39,870,290
O'Reilly Automotive, Inc. (a)	24,400	10,653,040
Ross Stores, Inc.	94,352	8,035,960
The Home Depot, Inc.	179,178	47,788,564
TJX Companies, Inc.	324,104	16,464,483
Tractor Supply Co.	38,530	5,132,581
Ulta Beauty, Inc. (a)	16,675	3,447,890
Vroom, Inc. (b)	6,261	257,327
Williams-Sonoma, Inc. (b)	4,058	370,130
		150,926,390
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	37,872	12,092,151
NIKE, Inc. Class B	404,172	48,532,974
VF Corp.	6,042	406,022
		61,031,147

TOTAL CONSUMER DISCRETIONARY		868,252,609

CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	2,961	3,077,012
Brown-Forman Corp.:
Class A	12,863	807,153
Class B (non-vtg.)	51,023	3,556,813
Monster Beverage Corp. (a)	123,001	9,418,187
PepsiCo, Inc.	339,821	45,294,741
The Coca-Cola Co.	757,323	36,396,943
		98,550,849
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc. (b)	5,384	79,091
Costco Wholesale Corp.	129,977	46,482,375
Grocery Outlet Holding Corp. (a)	12,790	563,016
Sprouts Farmers Market LLC (a)	32,415	617,506
Sysco Corp.	115,303	6,377,409
		54,119,397
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	13,715	1,953,427
Campbell Soup Co.	28,889	1,348,250
Kellogg Co.	28,243	1,776,202
Lamb Weston Holdings, Inc.	10,975	696,364
McCormick & Co., Inc. (non-vtg.)	23,032	4,157,506
Pilgrim's Pride Corp. (a)	5,190	86,881
The Hershey Co.	37,980	5,220,731
		15,239,361
Household Products - 1.2%
Church & Dwight Co., Inc.	81,994	7,247,450
Clorox Co.	29,827	6,181,646
Energizer Holdings, Inc.	16,169	636,250
Procter & Gamble Co.	363,112	49,782,655
Reynolds Consumer Products, Inc.	4,434	125,216
		63,973,217
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	66,082	14,515,572
Herbalife Nutrition Ltd. (a)	3,771	170,223
		14,685,795
Tobacco - 0.2%
Altria Group, Inc.	271,030	9,778,762

TOTAL CONSUMER STAPLES		256,347,381

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	76,985	3,685,272
Equitrans Midstream Corp.	12,253	88,957
		3,774,229
FINANCIALS - 1.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	28,062	1,034,365
Ares Management Corp.	32,460	1,373,058
Carlyle Group LP	3,408	84,927
Cboe Global Markets, Inc.	7,763	631,054
FactSet Research Systems, Inc.	12,354	3,786,501
Intercontinental Exchange, Inc.	63,470	5,991,568
LPL Financial	2,027	162,018
MarketAxess Holdings, Inc.	12,288	6,621,389
Moody's Corp.	54,177	14,243,133
Morningstar, Inc.	6,038	1,149,514
MSCI, Inc.	27,154	9,499,555
S&P Global, Inc.	47,386	15,292,884
T. Rowe Price Group, Inc.	19,230	2,435,672
Tradeweb Markets, Inc. Class A	23,512	1,280,934
Virtu Financial, Inc. Class A	18,504	395,616
		63,982,188
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	209	62,307
LendingTree, Inc. (a)(b)	2,456	794,737
SLM Corp.	27,790	255,390
		1,112,434
Insurance - 0.7%
Alleghany Corp.	445	243,384
Aon PLC	76,490	14,074,925
Axis Capital Holdings Ltd.	2,819	120,343
Brown & Brown, Inc.	3,908	170,037
Erie Indemnity Co. Class A	4,832	1,125,228
GoHealth, Inc. (a)(b)	1,529	15,840
Lincoln National Corp.	8,429	295,858
Marsh & McLennan Companies, Inc.	131,114	13,565,054
Primerica, Inc.	8,221	906,283
Progressive Corp.	55,973	5,143,919
RenaissanceRe Holdings Ltd.	5,717	924,553
		36,585,424
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(b)	12,609	229,862

TOTAL FINANCIALS		101,909,908

HEALTH CARE - 13.7%
Biotechnology - 3.4%
AbbVie, Inc.	552,630	47,028,813
ACADIA Pharmaceuticals, Inc. (a)(b)	36,544	1,697,469
Acceleron Pharma, Inc. (a)	16,017	1,675,058
Agios Pharmaceuticals, Inc. (a)	1,829	73,288
Alexion Pharmaceuticals, Inc. (a)	10,855	1,249,845
Alnylam Pharmaceuticals, Inc. (a)	38,524	4,737,296
Amgen, Inc.	196,431	42,613,741
Biogen, Inc. (a)	15,915	4,011,694
BioMarin Pharmaceutical, Inc. (a)	54,468	4,054,053
bluebird bio, Inc. (a)(b)	9,737	503,500
Exact Sciences Corp. (a)	42,941	5,317,384
Exelixis, Inc. (a)	37,131	760,443
Global Blood Therapeutics, Inc. (a)(b)	19,463	1,029,203
Incyte Corp. (a)	60,808	5,268,405
Ionis Pharmaceuticals, Inc. (a)	21,109	991,068
Iovance Biotherapeutics, Inc. (a)	45,497	1,623,333
Moderna, Inc. (a)(b)	95,140	6,419,096
Neurocrine Biosciences, Inc. (a)	30,681	3,027,294
Regeneron Pharmaceuticals, Inc. (a)	32,266	17,538,507
Repligen Corp. (a)	17,405	2,899,151
Sage Therapeutics, Inc. (a)(b)	1,160	85,121
Sarepta Therapeutics, Inc. (a)	24,782	3,368,122
Seagen, Inc. (a)	40,561	6,765,575
Vertex Pharmaceuticals, Inc. (a)	86,658	18,056,061
		180,793,520
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	221,430	23,274,507
Abiomed, Inc. (a)	14,723	3,708,429
Align Technology, Inc. (a)	26,019	11,086,176
Baxter International, Inc.	71,232	5,525,466
DexCom, Inc. (a)	30,657	9,797,364
Edwards Lifesciences Corp. (a)	205,745	14,749,859
Haemonetics Corp. (a)	15,367	1,553,450
Hill-Rom Holdings, Inc.	2,771	252,355
Hologic, Inc. (a)	59,552	4,098,369
ICU Medical, Inc. (a)	1,680	298,687
IDEXX Laboratories, Inc. (a)	28,025	11,905,581
Insulet Corp. (a)	21,866	4,859,719
Intuitive Surgical, Inc. (a)	38,622	25,763,964
Masimo Corp. (a)	16,259	3,639,089
Novocure Ltd. (a)(b)	33,041	4,034,306
Penumbra, Inc. (a)(b)	11,021	2,876,812
Quidel Corp. (a)	12,380	3,321,430
ResMed, Inc.	47,768	9,168,590
STERIS PLC	1,420	251,610
Stryker Corp.	37,713	7,618,403
Tandem Diabetes Care, Inc. (a)	17,636	1,922,324
Teleflex, Inc.	9,732	3,097,014
The Cooper Companies, Inc.	1,938	618,319
Varian Medical Systems, Inc. (a)	3,754	648,691
West Pharmaceutical Services, Inc.	24,442	6,649,935
		160,720,449
Health Care Providers & Services - 2.5%
Amedisys, Inc. (a)	10,532	2,727,788
AmerisourceBergen Corp.	23,319	2,240,256
Anthem, Inc.	21,661	5,909,121
Cardinal Health, Inc.	97,239	4,452,574
Centene Corp. (a)	56,466	3,337,141
Chemed Corp.	5,171	2,473,393
Cigna Corp.	32,672	5,455,244
DaVita HealthCare Partners, Inc. (a)	4,775	411,844
Encompass Health Corp. (b)	14,836	909,595
Guardant Health, Inc. (a)	27,361	2,918,324
HCA Holdings, Inc.	46,385	5,748,957
Humana, Inc.	16,793	6,705,109
Laboratory Corp. of America Holdings (a)	1,733	346,201
McKesson Corp.	40,134	5,919,364
Molina Healthcare, Inc. (a)	13,175	2,456,742
Oak Street Health, Inc. (a)	2,946	140,200
UnitedHealth Group, Inc.	262,025	79,954,309
		132,106,162
Health Care Technology - 0.5%
Cerner Corp.	101,502	7,114,275
Change Healthcare, Inc. (a)	58,615	829,402
Livongo Health, Inc.	18,417	2,350,641
Teladoc Health, Inc. (a)(b)	21,528	4,229,391
Veeva Systems, Inc. Class A (a)	44,497	12,016,415
		26,540,124
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	19,152	2,621,909
Adaptive Biotechnologies Corp. (a)	25,233	1,162,737
Agilent Technologies, Inc.	8,949	913,603
Avantor, Inc. (a)	148,934	3,465,694
Berkeley Lights, Inc. (a)	1,644	119,305
Bio-Techne Corp.	11,901	3,003,931
Bruker Corp.	14,396	612,406
Charles River Laboratories International, Inc. (a)	14,411	3,281,385
Illumina, Inc. (a)	48,964	14,331,763
IQVIA Holdings, Inc. (a)	23,970	3,691,140
Mettler-Toledo International, Inc. (a)	7,390	7,374,555
PerkinElmer, Inc.	7,197	932,371
PPD, Inc.	44,937	1,477,529
PRA Health Sciences, Inc. (a)	17,747	1,729,268
Syneos Health, Inc. (a)	2,534	134,505
Thermo Fisher Scientific, Inc.	77,339	36,590,628
Waters Corp. (a)	1,479	329,551
		81,772,280
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	274,396	16,038,446
Eli Lilly & Co.	281,055	36,666,435
Horizon Therapeutics PLC (a)	59,991	4,495,126
Johnson & Johnson	117,817	16,153,889
Merck & Co., Inc.	736,741	55,410,291
Reata Pharmaceuticals, Inc. (a)(b)	7,051	822,922
Royalty Pharma PLC	14,622	536,627
Zoetis, Inc. Class A	143,524	22,755,730
		152,879,466

TOTAL HEALTH CARE		734,812,001

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)(b)	20,872	2,064,241
BWX Technologies, Inc.	20,494	1,127,375
HEICO Corp. (b)	11,690	1,228,035
HEICO Corp. Class A	21,178	1,980,143
Huntington Ingalls Industries, Inc.	1,171	172,699
Lockheed Martin Corp.	82,553	28,904,282
Mercury Systems, Inc. (a)(b)	14,962	1,030,583
Northrop Grumman Corp.	47,908	13,884,697
TransDigm Group, Inc.	3,836	1,831,345
Virgin Galactic Holdings, Inc. (a)(b)	18,590	323,838
		52,547,238
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	6,835	604,419
Expeditors International of Washington, Inc.	33,926	2,998,041
United Parcel Service, Inc. Class B	155,294	24,398,240
XPO Logistics, Inc. (a)	1,408	126,720
		28,127,420
Building Products - 0.2%
Allegion PLC	19,812	1,951,482
Armstrong World Industries, Inc.	5,823	348,798
Carrier Global Corp.	103,897	3,469,121
The AZEK Co., Inc.	2,115	70,726
Trex Co., Inc. (a)	38,643	2,687,234
		8,527,361
Commercial Services & Supplies - 0.4%
Cintas Corp.	26,110	8,212,901
Copart, Inc. (a)	67,797	7,482,077
IAA Spinco, Inc. (a)	10,540	596,459
MSA Safety, Inc.	2,669	352,094
Rollins, Inc.	43,292	2,504,442
Waste Management, Inc.	18,059	1,948,747
		21,096,720
Construction & Engineering - 0.0%
Quanta Services, Inc.	9,127	569,799
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)(b)	18,532	3,894,500
Rockwell Automation, Inc.	18,721	4,439,124
Vertiv Holdings Co.	72,756	1,284,143
		9,617,767
Industrial Conglomerates - 0.4%
3M Co.	123,848	19,810,726
Roper Technologies, Inc.	4,822	1,790,601
		21,601,327
Machinery - 0.3%
Allison Transmission Holdings, Inc.	24,235	876,095
Donaldson Co., Inc.	4,627	219,783
Graco, Inc.	27,282	1,688,756
Illinois Tool Works, Inc.	46,573	9,122,719
Lincoln Electric Holdings, Inc.	8,174	832,277
Nordson Corp.	15,632	3,023,698
Toro Co.	32,141	2,638,776
		18,402,104
Professional Services - 0.7%
CoreLogic, Inc.	1,247	95,932
CoStar Group, Inc. (a)	12,993	10,701,165
Dun & Bradstreet Holdings, Inc. (a)(b)	13,577	350,830
Equifax, Inc.	29,831	4,074,915
IHS Markit Ltd.	72,217	5,840,189
TransUnion Holding Co., Inc.	57,526	4,582,521
Verisk Analytics, Inc.	52,872	9,409,630
		35,055,182
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	7,518	915,241
Landstar System, Inc.	10,236	1,276,429
Old Dominion Freight Lines, Inc.	28,046	5,339,117
Uber Technologies, Inc. (a)	353,757	11,819,021
Union Pacific Corp.	115,573	20,478,380
		39,828,188
Trading Companies & Distributors - 0.2%
Fastenal Co.	154,907	6,696,630
W.W. Grainger, Inc.	10,869	3,804,367
		10,500,997

TOTAL INDUSTRIALS		245,874,103

INFORMATION TECHNOLOGY - 43.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)	16,129	3,369,348
CommScope Holding Co., Inc. (a)	4,164	37,060
Lumentum Holdings, Inc. (a)	2,512	207,717
Motorola Solutions, Inc.	5,800	916,748
Ubiquiti, Inc. (b)	2,350	436,184
		4,967,057
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	56,934	6,424,433
CDW Corp.	47,148	5,780,345
Cognex Corp.	54,826	3,613,033
Coherent, Inc. (a)(b)	6,544	818,916
Dolby Laboratories, Inc. Class A	2,432	182,595
IPG Photonics Corp. (a)	698	129,800
Jabil, Inc.	9,006	298,459
Keysight Technologies, Inc. (a)	21,138	2,216,742
Zebra Technologies Corp. Class A (a)	15,944	4,522,356
		23,986,679
IT Services - 8.1%
Accenture PLC Class A	212,650	46,125,912
Akamai Technologies, Inc. (a)	43,772	4,163,593
Automatic Data Processing, Inc.	123,382	19,489,421
BigCommerce Holdings, Inc. (a)(b)	2,365	173,591
Black Knight, Inc. (a)	50,235	4,418,168
Booz Allen Hamilton Holding Corp. Class A	45,032	3,535,012
Broadridge Financial Solutions, Inc.	38,166	5,251,642
CACI International, Inc. Class A (a)	1,270	264,833
Cognizant Technology Solutions Corp. Class A	12,826	916,033
EPAM Systems, Inc. (a)	17,706	5,470,269
Fastly, Inc. Class A (a)	26,291	1,669,741
Fiserv, Inc. (a)	54,766	5,228,510
FleetCor Technologies, Inc. (a)	27,528	6,081,210
Gartner, Inc. (a)	28,823	3,461,642
Genpact Ltd.	23,910	821,787
GoDaddy, Inc. (a)	55,042	3,893,671
Jack Henry & Associates, Inc.	19,951	2,957,736
Leidos Holdings, Inc.	4,278	355,074
MasterCard, Inc. Class A	294,334	84,956,566
MongoDB, Inc. Class A (a)(b)	16,722	3,820,475
Okta, Inc. (a)	38,334	8,043,623
Paychex, Inc.	84,711	6,967,480
PayPal Holdings, Inc. (a)	391,822	72,929,829
Science Applications International Corp.	2,433	185,808
Square, Inc. (a)	123,222	19,084,623
StoneCo Ltd. Class A (a)	59,535	3,127,969
Switch, Inc. Class A	28,560	401,554
The Western Union Co.	26,062	506,645
Twilio, Inc. Class A (a)	37,969	10,592,212
VeriSign, Inc. (a)	20,161	3,844,703
Visa, Inc. Class A	563,293	102,355,971
WEX, Inc. (a)	1,368	173,120
		431,268,423
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	361,784	27,238,717
Analog Devices, Inc.	14,808	1,755,192
Applied Materials, Inc.	305,875	18,116,976
Broadcom, Inc.	123,467	43,167,767
Enphase Energy, Inc. (a)	35,157	3,448,550
Entegris, Inc.	41,745	3,121,274
Inphi Corp. (a)	15,865	2,217,292
KLA-Tencor Corp.	51,762	10,206,431
Lam Research Corp.	48,385	16,551,541
Maxim Integrated Products, Inc.	29,533	2,056,973
Microchip Technology, Inc.	60,634	6,371,421
MKS Instruments, Inc.	13,624	1,476,705
Monolithic Power Systems, Inc.	14,515	4,638,994
NVIDIA Corp.	196,945	98,740,345
Qualcomm, Inc.	375,518	46,323,900
SolarEdge Technologies, Inc. (a)	16,231	4,182,566
Teradyne, Inc.	54,947	4,827,094
Texas Instruments, Inc.	152,454	22,043,324
Universal Display Corp.	14,362	2,848,128
Xilinx, Inc.	81,454	9,667,775
		329,000,965
Software - 18.1%
2U, Inc. (a)(b)	7,162	263,920
Adobe, Inc. (a)	160,477	71,749,267
Alteryx, Inc. Class A (a)(b)	17,594	2,205,408
Anaplan, Inc. (a)(b)	43,537	2,409,773
ANSYS, Inc. (a)	28,556	8,691,590
Aspen Technology, Inc. (a)(b)	21,056	2,312,159
Atlassian Corp. PLC (a)	42,445	8,133,311
Autodesk, Inc.(a)	48,698	11,470,327
Avalara, Inc. (a)	27,413	4,085,908
Bill.Com Holdings, Inc. (a)	18,083	1,808,300
Cadence Design Systems, Inc. (a)	91,840	10,044,541
CDK Global, Inc. (b)	5,520	237,912
Ceridian HCM Holding, Inc. (a)	25,235	2,175,762
Citrix Systems, Inc.	11,190	1,267,491
Cloudflare, Inc. (a)	36,354	1,889,317
Coupa Software, Inc. (a)	22,139	5,926,610
Crowdstrike Holdings, Inc. (a)	36,688	4,543,442
Datadog, Inc. Class A (a)	50,781	4,608,376
DocuSign, Inc. (a)	59,400	12,013,650
Dropbox, Inc. Class A (a)	81,727	1,492,335
Duck Creek Technologies, Inc. (a)(b)	3,802	164,893
Dynatrace, Inc. (a)	61,168	2,159,842
Elastic NV (a)(b)	21,797	2,210,434
Everbridge, Inc. (a)(b)	11,454	1,199,119
Fair Isaac Corp. (a)	9,306	3,642,834
FireEye, Inc. (a)(b)	16,222	224,512
Five9, Inc. (a)	20,571	3,121,032
Fortinet, Inc. (a)	44,331	4,892,812
Globant SA (a)	12,851	2,321,019
Guidewire Software, Inc. (a)(b)	5,163	496,216
HubSpot, Inc. (a)(b)	13,756	3,990,203
Intuit, Inc.	84,058	26,451,371
Jamf Holding Corp. (a)(b)	3,144	102,494
Manhattan Associates, Inc. (a)(b)	18,633	1,593,122
Medallia, Inc. (a)(b)	27,461	781,265
Microsoft Corp.	2,498,363	505,843,557
nCino, Inc. (a)	3,947	278,342
New Relic, Inc. (a)	17,265	1,047,295
Nortonlifelock, Inc.	182,704	3,758,221
Nutanix, Inc. Class A (a)	60,486	1,472,229
Oracle Corp.	563,809	31,635,323
Pagerduty, Inc. (a)(b)	22,332	605,197
Palo Alto Networks, Inc. (a)	31,562	6,981,199
Parametric Technology Corp. (a)(b)	34,901	2,927,496
Paycom Software, Inc. (a)	16,421	5,978,722
Paylocity Holding Corp. (a)	11,565	2,145,539
Pegasystems, Inc.	11,718	1,357,882
Pluralsight, Inc. (a)	35,271	553,755
Proofpoint, Inc. (a)	18,968	1,815,996
RealPage, Inc. (a)	25,470	1,418,424
RingCentral, Inc. (a)	25,847	6,677,314
Salesforce.com, Inc. (a)	267,851	62,213,752
ServiceNow, Inc. (a)	63,384	31,537,977
Slack Technologies, Inc. Class A (a)(b)	126,902	3,246,153
Smartsheet, Inc. (a)	36,935	1,841,210
Splunk, Inc. (a)	53,002	10,496,516
SS&C Technologies Holdings, Inc.	15,653	926,971
Synopsys, Inc. (a)	46,299	9,901,504
Teradata Corp. (a)(b)	27,083	497,515
The Trade Desk, Inc. (a)	13,771	7,800,583
Tyler Technologies, Inc. (a)	13,170	5,062,285
VMware, Inc. Class A (a)(b)	26,282	3,383,282
Workday, Inc. Class A (a)	57,200	12,018,864
Zendesk, Inc. (a)(b)	37,981	4,213,612
Zoom Video Communications, Inc. Class A (a)	55,707	25,675,913
Zscaler, Inc. (a)(b)	23,401	3,176,686
		967,169,881
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	5,384,428	586,148,825
Dell Technologies, Inc. (a)	4,924	296,720
NetApp, Inc.	39,747	1,744,496
Pure Storage, Inc. Class A (a)	45,414	731,165
		588,921,206

TOTAL INFORMATION TECHNOLOGY		2,345,314,211

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	9,382	2,591,684
Ecolab, Inc.	16,545	3,037,497
FMC Corp.	8,398	862,811
NewMarket Corp.	1,872	669,596
RPM International, Inc.	35,803	3,031,440
Sherwin-Williams Co.	27,484	18,908,442
The Scotts Miracle-Gro Co. Class A	12,693	1,904,585
W.R. Grace & Co.	6,463	281,076
		31,287,131
Containers & Packaging - 0.2%
Amcor PLC	79,708	831,354
Avery Dennison Corp.	11,379	1,574,740
Ball Corp.	99,544	8,859,416
Berry Global Group, Inc. (a)(b)	14,817	690,917
Crown Holdings, Inc. (a)	4,373	375,203
Graphic Packaging Holding Co. (b)	19,411	257,972
		12,589,602
Metals & Mining - 0.0%
Royal Gold, Inc.	15,699	1,865,198

TOTAL MATERIALS		45,741,931

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	147,208	33,806,317
Americold Realty Trust	6,524	236,365
Brookfield Property REIT, Inc. Class A (b)	13,498	199,096
CoreSite Realty Corp.	8,985	1,072,450
Crown Castle International Corp.	129,380	20,209,156
Equinix, Inc.	29,321	21,440,688
Equity Lifestyle Properties, Inc.	23,581	1,395,759
Extra Space Storage, Inc.	29,573	3,428,989
Iron Mountain, Inc.	55,704	1,451,646
Public Storage	32,872	7,529,989
SBA Communications Corp. Class A	4,971	1,443,429
Simon Property Group, Inc.	79,602	4,999,802
		97,213,686
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	27,805	879,194
TOTAL COMMON STOCKS
(Cost $3,856,119,514)		5,319,878,570
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.17% 11/5/20 (c)
(Cost $2,749,947)	2,750,000	2,749,984
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.10% (d)	47,539,514	$47,549,022
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	59,631,420	59,637,383
TOTAL MONEY MARKET FUNDS
(Cost $107,186,405)		107,186,405
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $3,966,055,866)		5,429,814,959
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(74,596,456)
NET ASSETS - 100%		$5,355,218,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	117	Dec. 2020	$25,848,225	$(1,018,188)	$(1,018,188)
CME E-mini S&P 500 Index Contracts (United States)	49	Dec. 2020	7,998,515	(306,950)	(306,950)
TOTAL FUTURES CONTRACTS					$(1,325,138)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $177,309,538.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,409,986.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$115,356
Fidelity Securities Lending Cash Central Fund	76,371
Total	$191,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$619,759,317	$619,759,317	$--	$--
Consumer Discretionary	868,252,609	868,252,609	--	--
Consumer Staples	256,347,381	256,347,381	--	--
Energy	3,774,229	3,774,229	--	--
Financials	101,909,908	101,909,908	--	--
Health Care	734,812,001	734,812,001	--	--
Industrials	245,874,103	245,874,103	--	--
Information Technology	2,345,314,211	2,345,314,211	--	--
Materials	45,741,931	45,741,931	--	--
Real Estate	97,213,686	97,213,686	--	--
Utilities	879,194	879,194	--	--
U.S. Government and Government Agency Obligations	2,749,984	--	2,749,984	--
Money Market Funds	107,186,405	107,186,405	--	--
Total Investments in Securities:	$5,429,814,959	$5,427,064,975	$2,749,984	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,325,138)	$(1,325,138)	$--	$--
Total Liabilities	$(1,325,138)	$(1,325,138)	$--	$--
Total Derivative Instruments:	$(1,325,138)	$(1,325,138)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,325,138)
Total Equity Risk	0	(1,325,138)
Total Value of Derivatives	$0	$(1,325,138)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,245,943) — See accompanying schedule: Unaffiliated issuers (cost $3,858,869,461)	$5,322,628,554
Fidelity Central Funds (cost $107,186,405)	107,186,405
Total Investment in Securities (cost $3,966,055,866)		$5,429,814,959
Cash		31,894
Receivable for fund shares sold		8,874,919
Dividends receivable		2,106,071
Distributions receivable from Fidelity Central Funds		13,389
Other receivables		29
Total assets		5,440,841,261
Liabilities
Payable for investments purchased	$20,279,400
Payable for fund shares redeemed	4,799,144
Accrued management fee	160,732
Payable for daily variation margin on futures contracts	740,475
Collateral on securities loaned	59,643,007
Total liabilities		85,622,758
Net Assets		$5,355,218,503
Net Assets consist of:
Paid in capital		$3,859,436,813
Total accumulated earnings (loss)		1,495,781,690
Net Assets		$5,355,218,503
Net Asset Value, offering price and redemption price per share ($5,355,218,503 ÷ 257,078,873 shares)		$20.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$21,460,697
Interest		12,567
Income from Fidelity Central Funds (including $76,371 from security lending)		191,727
Total income		21,664,991
Expenses
Management fee	$852,288
Independent trustees' fees and expenses	6,878
Total expenses before reductions	859,166
Expense reductions	(201)
Total expenses after reductions		858,965
Net investment income (loss)		20,806,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(56,047,968)
Fidelity Central Funds	(25,455)
Futures contracts	131,294,529
Total net realized gain (loss)		75,221,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	819,984,892
Fidelity Central Funds	(8,104)
Futures contracts	(54,241,214)
Total change in net unrealized appreciation (depreciation)		765,735,574
Net gain (loss)		840,956,680
Net increase (decrease) in net assets resulting from operations		$861,762,706

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,806,026	$35,402,448
Net realized gain (loss)	75,221,106	(21,691,559)
Change in net unrealized appreciation (depreciation)	765,735,574	313,265,326
Net increase (decrease) in net assets resulting from operations	861,762,706	326,976,215
Distributions to shareholders	(41,959,524)	(31,763,878)
Share transactions
Proceeds from sales of shares	1,735,611,962	2,402,091,356
Reinvestment of distributions	38,402,708	28,219,151
Cost of shares redeemed	(1,281,091,006)	(923,789,964)
Net increase (decrease) in net assets resulting from share transactions	492,923,664	1,506,520,543
Total increase (decrease) in net assets	1,312,726,846	1,801,732,880
Net Assets
Beginning of period	4,042,491,657	2,240,758,777
End of period	$5,355,218,503	$4,042,491,657
Other Information
Shares
Sold	85,173,789	147,076,458
Issued in reinvestment of distributions	2,037,279	1,670,269
Redeemed	(64,161,341)	(56,946,676)
Net increase (decrease)	23,049,727	91,800,051

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$15.75	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.20	.19	.18	.13
Net realized and unrealized gain (loss)	3.65	1.50	2.13	2.00	1.50
Total from investment operations	3.74	1.70	2.32	2.18	1.63
Distributions from net investment income	(.05)	(.17)	(.15)	(.13)	(.03)
Distributions from net realized gain	(.12)	(.01)	(.04)	(.03)	–
Total distributions	(.18)C	(.18)	(.19)	(.16)	(.03)
Net asset value, end of period	$20.83	$17.27	$15.75	$13.62	$11.60
Total ReturnD,E	21.74%	10.84%	17.34%	18.89%	16.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.04%	.04%	.04%	.05%H
Expenses net of fee waivers, if any	.04%H	.04%	.04%	.04%	.05%H
Expenses net of all reductions	.04%H	.04%	.04%	.04%	.05%H
Net investment income (loss)	.85%H	1.20%	1.30%	1.33%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,355,219	$4,042,492	$2,240,759	$141,224	$758
Portfolio turnover rateI	42%H	15%	14%	24%	17%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,539,074,735
Gross unrealized depreciation	(99,488,238)
Net unrealized appreciation (depreciation)	$1,439,586,497
Tax cost	$3,988,903,324

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	1,839,604,130	984,011,148

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2021. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	$42,303,286.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are paid by the investment adviser under the Expense Contract. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$7,818	$139	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $201.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Large Cap Growth Index Fund	.04%
Actual		$1,000.00	$1,217.40	$.22
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Growth Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC1-I-SANN-1220
1.9879606.104

Fidelity® Large Cap Value Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.6
Johnson & Johnson	2.1
JPMorgan Chase & Co.	2.0
Verizon Communications, Inc.	1.6
The Walt Disney Co.	1.5
Pfizer, Inc.	1.3
Walmart, Inc.	1.3
AT&T, Inc.	1.3
Comcast Corp. Class A	1.3
Intel Corp.	1.3
16.3

Top Market Sectors as of October 31, 2020

% of fund's net assets
Financials	18.4
Health Care	14.1
Industrials	13.1
Communication Services	9.4
Information Technology	9.2
Consumer Staples	8.2
Consumer Discretionary	7.6
Utilities	6.3
Materials	4.8
Real Estate	4.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.9%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,089,192	$29,429,968
CenturyLink, Inc.	166,497	1,435,204
GCI Liberty, Inc. (a)	15,085	1,225,355
Verizon Communications, Inc.	632,893	36,068,572
		68,159,099
Entertainment - 2.0%
Activision Blizzard, Inc.	70,589	5,345,705
Electronic Arts, Inc. (a)	37,525	4,496,621
Lions Gate Entertainment Corp.:
Class A (a)(b)	9,204	61,667
Class B (a)	17,774	111,443
Madison Square Garden Entertainment Corp. (a)	2,844	184,860
Take-Two Interactive Software, Inc. (a)	1,289	199,692
The Madison Square Garden Co. (a)	2,869	406,365
The Walt Disney Co.	276,071	33,473,609
Zynga, Inc. (a)	24,154	217,144
		44,497,106
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (a)	10,292	16,633,004
Class C (a)	10,120	16,404,621
Pinterest, Inc. Class A (a)	10,451	616,086
TripAdvisor, Inc.	15,130	289,134
Twitter, Inc. (a)	117,371	4,854,465
Zillow Group, Inc.:
Class A (a)	7,770	694,094
Class C (a)(b)	19,031	1,686,527
		41,177,931
Media - 2.1%
Charter Communications, Inc. Class A (a)	2,219	1,339,877
Comcast Corp. Class A	692,185	29,237,894
Discovery Communications, Inc.:
Class A (a)(b)	22,189	449,105
Class C (non-vtg.) (a)	51,434	942,271
DISH Network Corp. Class A (a)	37,329	951,516
Fox Corp.:
Class A	51,913	1,376,733
Class B	23,978	626,785
Interpublic Group of Companies, Inc.	58,943	1,066,279
John Wiley & Sons, Inc. Class A	6,625	205,110
Liberty Broadband Corp.:
Class A (a)	3,567	501,342
Class C (a)	16,184	2,293,435
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	30,390	1,097,991
Liberty Media Class A (a)	3,720	123,876
Liberty SiriusXM Series A (a)	10,719	370,556
Liberty SiriusXM Series C (a)	23,932	828,047
News Corp.:
Class A	58,634	769,864
Class B	18,682	243,240
Nexstar Broadcasting Group, Inc. Class A	2,366	194,958
Omnicom Group, Inc.	32,476	1,532,867
Sirius XM Holdings, Inc.	70,525	404,108
The New York Times Co. Class A	24,722	980,475
ViacomCBS, Inc.:
Class A	1,804	53,867
Class B	82,485	2,356,596
		47,946,792
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	84,030	9,207,167
Telephone & Data Systems, Inc.	15,139	257,363
U.S. Cellular Corp. (a)	2,048	59,638
		9,524,168

TOTAL COMMUNICATION SERVICES		211,305,096

CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.3%
Aptiv PLC	40,874	3,943,932
BorgWarner, Inc.	32,647	1,141,992
Gentex Corp.	37,243	1,030,514
Lear Corp.	9,087	1,097,800
		7,214,238
Automobiles - 0.6%
Ford Motor Co.	594,796	4,597,773
General Motors Co.	190,730	6,585,907
Harley-Davidson, Inc.	23,279	765,414
Thor Industries, Inc.	8,409	711,233
		12,660,327
Distributors - 0.1%
Genuine Parts Co.	21,370	1,932,489
LKQ Corp. (a)	46,244	1,479,346
		3,411,835
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,748	434,321
Frontdoor, Inc. (a)	10,715	424,528
Graham Holdings Co.	646	245,700
Grand Canyon Education, Inc. (a)	7,142	559,719
H&R Block, Inc.	9,516	164,246
Service Corp. International	26,104	1,208,876
ServiceMaster Global Holdings, Inc. (a)	20,103	946,650
		3,984,040
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	34,686	962,190
Carnival Corp. (b)	71,514	980,457
Choice Hotels International, Inc.	5,330	465,576
Darden Restaurants, Inc.	19,841	1,823,785
Dunkin' Brands Group, Inc.	1,866	186,059
Extended Stay America, Inc. unit	26,644	302,409
Hilton Worldwide Holdings, Inc.	41,658	3,657,989
Hyatt Hotels Corp. Class A	5,267	290,422
Las Vegas Sands Corp.	29,049	1,396,095
Marriott International, Inc. Class A	41,008	3,808,823
McDonald's Corp.	97,436	20,753,868
MGM Mirage, Inc.	71,856	1,478,078
Norwegian Cruise Line Holdings Ltd. (a)(b)	41,996	698,393
Planet Fitness, Inc. (a)	5,242	310,693
Royal Caribbean Cruises Ltd.	26,789	1,511,435
Six Flags Entertainment Corp.	11,725	253,495
Starbucks Corp.	75,500	6,565,480
Vail Resorts, Inc.	5,612	1,302,208
Wyndham Destinations, Inc.	13,147	428,987
Wyndham Hotels & Resorts, Inc.	14,016	651,884
Wynn Resorts Ltd.	11,227	813,172
Yum China Holdings, Inc.	56,751	3,020,856
Yum! Brands, Inc.	42,538	3,970,072
		55,632,426
Household Durables - 0.8%
D.R. Horton, Inc.	50,347	3,363,683
Garmin Ltd.	22,780	2,369,576
Leggett & Platt, Inc.	20,101	838,815
Lennar Corp.:
Class A	41,522	2,916,090
Class B	2,086	118,673
Mohawk Industries, Inc. (a)	8,835	911,684
Newell Brands, Inc.	58,331	1,030,125
NVR, Inc. (a)	459	1,814,468
PulteGroup, Inc.	40,779	1,662,152
Tempur Sealy International, Inc. (a)	1,907	169,723
Toll Brothers, Inc.	17,636	745,650
Whirlpool Corp.	9,316	1,723,087
		17,663,726
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	8,656	412,285
Expedia, Inc.	18,252	1,718,426
GrubHub, Inc. (a)	12,633	934,337
Qurate Retail, Inc. Series A (a)	57,283	387,806
Wayfair LLC Class A (a)(b)	905	224,467
		3,677,321
Leisure Products - 0.2%
Brunswick Corp.	12,026	766,176
Hasbro, Inc.	19,327	1,598,729
Mattel, Inc. (a)	22,414	308,641
Peloton Interactive, Inc. Class A (a)	11,307	1,246,144
Polaris, Inc.	7,951	722,428
		4,642,118
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	18,633	1,682,933
Kohl's Corp.	23,667	503,870
Nordstrom, Inc. (b)	16,273	196,903
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	929	80,907
Target Corp.	76,346	11,621,388
		14,086,001
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	10,161	1,496,512
AutoNation, Inc. (a)	8,795	498,940
AutoZone, Inc. (a)	1,456	1,643,795
Best Buy Co., Inc.	28,544	3,184,083
Burlington Stores, Inc. (a)	1,055	204,227
CarMax, Inc. (a)	22,880	1,977,747
Dick's Sporting Goods, Inc.	9,445	535,059
Foot Locker, Inc.	15,827	583,700
Gap, Inc.	27,961	543,841
L Brands, Inc.	34,785	1,113,468
Penske Automotive Group, Inc.	4,898	250,582
Ross Stores, Inc.	10,152	864,646
The Home Depot, Inc.	82,038	21,880,355
Tiffany & Co., Inc.	18,454	2,414,521
TJX Companies, Inc.	34,756	1,765,605
Ulta Beauty, Inc. (a)	589	121,788
Vroom, Inc. (b)	776	31,894
Williams-Sonoma, Inc.	9,785	892,490
		40,003,253
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	21,639	459,180
Carter's, Inc.	6,557	534,068
Columbia Sportswear Co.	4,335	323,348
Hanesbrands, Inc.	52,718	847,178
PVH Corp.	10,725	625,160
Ralph Lauren Corp.	7,230	483,326
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,398	646,821
Tapestry, Inc.	42,073	935,283
Under Armour, Inc.:
Class A (sub. vtg.) (a)	28,473	394,066
Class C (non-vtg.) (a)	30,240	369,835
VF Corp.	46,387	3,117,206
		8,735,471

TOTAL CONSUMER DISCRETIONARY		171,710,756

CONSUMER STAPLES - 8.2%
Beverages - 1.2%
Brown-Forman Corp.:
Class A	1,134	71,159
Class B (non-vtg.)	3,913	272,775
Constellation Brands, Inc. Class A (sub. vtg.)	24,348	4,023,020
Keurig Dr. Pepper, Inc.	58,937	1,585,405
Molson Coors Beverage Co. Class B	26,530	935,448
PepsiCo, Inc.	56,385	7,515,557
The Coca-Cola Co.	243,864	11,720,104
		26,123,468
Food & Staples Retailing - 1.9%
Albertsons Companies, Inc. (b)	4,383	64,386
Casey's General Stores, Inc.	5,591	942,475
Costco Wholesale Corp.	7,903	2,826,271
Grocery Outlet Holding Corp. (a)	4,956	218,163
Kroger Co.	118,159	3,805,901
Sprouts Farmers Market LLC (a)	2,607	49,663
Sysco Corp.	21,195	1,172,295
U.S. Foods Holding Corp. (a)	33,464	699,398
Walgreens Boots Alliance, Inc.	110,569	3,763,769
Walmart, Inc.	212,889	29,538,349
		43,080,670
Food Products - 1.9%
Archer Daniels Midland Co.	84,560	3,910,054
Beyond Meat, Inc. (a)(b)	1,606	228,743
Bunge Ltd.	20,574	1,167,163
Campbell Soup Co.	13,453	627,852
Conagra Brands, Inc.	74,204	2,603,818
Flowers Foods, Inc.	29,714	700,656
General Mills, Inc.	92,668	5,478,532
Hormel Foods Corp.	42,528	2,070,688
Ingredion, Inc.	10,220	724,496
Kellogg Co.	25,287	1,590,299
Lamb Weston Holdings, Inc.	17,232	1,093,370
McCormick & Co., Inc. (non-vtg.)	8,331	1,503,829
Mondelez International, Inc.	215,711	11,458,568
Pilgrim's Pride Corp. (a)	5,470	91,568
Post Holdings, Inc. (a)	9,688	832,199
Seaboard Corp.	39	134,355
The Hain Celestial Group, Inc. (a)	12,231	376,103
The Hershey Co.	5,128	704,895
The J.M. Smucker Co.	16,793	1,884,175
The Kraft Heinz Co.	98,843	3,023,607
TreeHouse Foods, Inc. (a)	8,519	330,878
Tyson Foods, Inc. Class A	43,908	2,512,855
		43,048,703
Household Products - 2.1%
Clorox Co.	5,615	1,163,709
Colgate-Palmolive Co.	128,663	10,150,224
Energizer Holdings, Inc.	1,945	76,536
Kimberly-Clark Corp.	51,829	6,872,007
Procter & Gamble Co.	205,833	28,219,704
Reynolds Consumer Products, Inc.	5,360	151,366
Spectrum Brands Holdings, Inc.	6,663	378,925
		47,012,471
Personal Products - 0.1%
Coty, Inc. Class A	43,599	126,437
Estee Lauder Companies, Inc. Class A	3,580	786,383
Herbalife Nutrition Ltd. (a)	11,913	537,753
Nu Skin Enterprises, Inc. Class A	7,700	379,995
		1,830,568
Tobacco - 1.0%
Altria Group, Inc.	160,223	5,780,846
Philip Morris International, Inc.	237,672	16,879,465
		22,660,311

TOTAL CONSUMER STAPLES		183,756,191

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	100,301	1,481,446
Halliburton Co.	133,750	1,613,025
Helmerich & Payne, Inc.	15,614	232,180
National Oilwell Varco, Inc.	59,568	500,371
Schlumberger Ltd.	211,639	3,161,887
		6,988,909
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP	42,981	246,281
Apache Corp.	57,978	481,217
Cabot Oil & Gas Corp.	59,479	1,058,131
Chevron Corp.	294,194	20,446,483
Cimarex Energy Co.	15,762	399,882
Concho Resources, Inc.	29,614	1,229,277
ConocoPhillips Co.	164,019	4,694,224
Continental Resources, Inc.	11,448	137,719
Devon Energy Corp.	58,580	523,119
Diamondback Energy, Inc.	24,071	624,883
EOG Resources, Inc.	88,913	3,044,381
EQT Corp.	38,978	590,127
Equitrans Midstream Corp.	56,819	412,506
Exxon Mobil Corp.	646,440	21,086,873
Hess Corp.	41,919	1,560,225
HollyFrontier Corp.	22,907	424,009
Kinder Morgan, Inc.	296,791	3,531,813
Marathon Oil Corp.	120,905	478,784
Marathon Petroleum Corp.	98,796	2,914,482
Murphy Oil Corp.	21,527	166,188
Occidental Petroleum Corp.	127,468	1,163,783
ONEOK, Inc.	66,859	1,938,911
Parsley Energy, Inc. Class A	46,060	461,061
Phillips 66 Co.	66,602	3,107,649
Pioneer Natural Resources Co.	24,987	1,987,966
Targa Resources Corp.	35,260	565,923
The Williams Companies, Inc.	185,483	3,559,419
Valero Energy Corp.	62,007	2,394,090
WPX Energy, Inc. (a)	60,829	280,422
		79,509,828

TOTAL ENERGY		86,498,737

FINANCIALS - 18.4%
Banks - 6.9%
Associated Banc-Corp.	22,937	314,008
Bank of America Corp.	1,181,293	27,996,644
Bank of Hawaii Corp.	5,965	361,718
Bank OZK	18,771	465,145
BOK Financial Corp.	4,717	277,077
Citigroup, Inc.	317,995	13,171,353
Citizens Financial Group, Inc.	64,851	1,767,190
Comerica, Inc.	21,144	962,263
Commerce Bancshares, Inc.	15,284	951,429
Cullen/Frost Bankers, Inc.	8,561	601,581
East West Bancorp, Inc.	21,471	783,262
Fifth Third Bancorp	108,283	2,514,331
First Citizens Bancshares, Inc.	963	445,580
First Hawaiian, Inc.	19,488	336,363
First Horizon National Corp.	83,036	864,405
First Republic Bank	25,992	3,278,631
FNB Corp., Pennsylvania	48,248	364,755
Huntington Bancshares, Inc.	154,202	1,609,869
JPMorgan Chase & Co.	462,637	45,356,931
KeyCorp	147,955	1,920,456
M&T Bank Corp.	19,525	2,022,400
PacWest Bancorp	17,928	344,935
Peoples United Financial, Inc.	64,509	688,311
Pinnacle Financial Partners, Inc.	11,330	518,801
PNC Financial Services Group, Inc.	64,724	7,241,321
Popular, Inc.	12,712	536,446
Prosperity Bancshares, Inc.	13,597	749,331
Regions Financial Corp.	146,433	1,947,559
Signature Bank	7,945	641,479
Sterling Bancorp	30,294	405,334
SVB Financial Group (a)	7,852	2,282,576
Synovus Financial Corp.	22,377	581,802
TCF Financial Corp.	23,059	627,435
Truist Financial Corp.	205,639	8,661,515
U.S. Bancorp	207,461	8,080,606
Umpqua Holdings Corp.	33,114	415,912
Webster Financial Corp.	14,086	453,710
Wells Fargo & Co.	573,460	12,300,717
Western Alliance Bancorp.	14,935	615,322
Wintrust Financial Corp.	8,586	422,689
Zions Bancorp NA	24,591	793,552
		154,674,744
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	7,077	533,393
Ameriprise Financial, Inc.	18,366	2,953,804
Apollo Global Management LLC Class A	13,202	486,626
Bank of New York Mellon Corp.	121,875	4,187,625
BlackRock, Inc. Class A	22,481	13,470,840
Carlyle Group LP	15,869	395,455
Cboe Global Markets, Inc.	12,998	1,056,607
Charles Schwab Corp.	219,301	9,015,464
CME Group, Inc.	54,201	8,169,175
Eaton Vance Corp. (non-vtg.)	16,821	1,005,728
Evercore, Inc. Class A	6,008	477,876
Franklin Resources, Inc.	41,183	772,181
Goldman Sachs Group, Inc.	50,595	9,564,479
Interactive Brokers Group, Inc.	11,236	534,497
Intercontinental Exchange, Inc.	53,433	5,044,075
Invesco Ltd.	57,423	752,816
KKR & Co. LP	81,082	2,768,950
Lazard Ltd. Class A	15,453	520,303
LPL Financial	11,000	879,230
Morgan Stanley	203,598	9,803,244
Morningstar, Inc.	524	99,759
Northern Trust Corp.	29,254	2,289,711
Raymond James Financial, Inc.	18,747	1,433,021
S&P Global, Inc.	15,077	4,865,800
SEI Investments Co.	17,550	862,583
State Street Corp.	53,740	3,165,286
T. Rowe Price Group, Inc.	25,772	3,264,282
The NASDAQ OMX Group, Inc.	17,468	2,113,453
Tradeweb Markets, Inc. Class A	1,859	101,278
Virtu Financial, Inc. Class A	1,096	23,432
		90,610,973
Consumer Finance - 1.0%
Ally Financial, Inc.	56,711	1,513,049
American Express Co.	99,909	9,115,697
Capital One Financial Corp.	69,145	5,053,117
Credit Acceptance Corp. (a)(b)	1,380	411,406
Discover Financial Services	46,636	3,031,806
LendingTree, Inc. (a)	66	21,357
OneMain Holdings, Inc.	9,771	340,910
Santander Consumer U.S.A. Holdings, Inc.	11,480	233,503
SLM Corp.	43,275	397,697
Synchrony Financial	88,827	2,222,452
		22,340,994
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	292,659	59,087,844
Equitable Holdings, Inc.	62,133	1,335,238
Jefferies Financial Group, Inc.	34,588	674,812
Voya Financial, Inc.	19,099	915,415
		62,013,309
Insurance - 3.4%
AFLAC, Inc.	108,372	3,679,229
Alleghany Corp.	1,913	1,046,277
Allstate Corp.	47,838	4,245,623
American Financial Group, Inc.	11,059	828,761
American International Group, Inc.	131,567	4,143,045
American National Group, Inc.	1,110	76,368
Arch Capital Group Ltd. (a)	59,868	1,808,612
Arthur J. Gallagher & Co.	28,665	2,972,847
Assurant, Inc.	9,042	1,124,554
Assured Guaranty Ltd.	12,417	317,006
Athene Holding Ltd. (a)	17,680	567,174
Axis Capital Holdings Ltd.	11,578	494,265
Brighthouse Financial, Inc. (a)	13,974	462,539
Brown & Brown, Inc.	34,130	1,484,996
Chubb Ltd.	68,630	8,915,723
Cincinnati Financial Corp.	22,886	1,618,956
CNA Financial Corp.	4,385	130,629
Erie Indemnity Co. Class A	1,618	376,784
Everest Re Group Ltd.	6,021	1,186,619
First American Financial Corp.	16,519	736,582
FNF Group	41,965	1,313,085
Globe Life, Inc.	16,015	1,298,656
GoHealth, Inc. (a)(b)	5,752	59,591
Hanover Insurance Group, Inc.	5,793	554,158
Hartford Financial Services Group, Inc.	54,589	2,102,768
Kemper Corp.	9,444	582,317
Lemonade, Inc. (a)(b)	1,945	97,814
Lincoln National Corp.	25,651	900,350
Loews Corp.	36,597	1,269,184
Markel Corp. (a)	2,056	1,917,837
Marsh & McLennan Companies, Inc.	17,188	1,778,270
Mercury General Corp.	4,264	173,587
MetLife, Inc.	117,393	4,443,325
Old Republic International Corp.	43,164	702,710
Primerica, Inc.	2,266	249,804
Principal Financial Group, Inc.	41,401	1,623,747
Progressive Corp.	63,538	5,839,142
Prudential Financial, Inc.	60,380	3,865,528
Reinsurance Group of America, Inc.	10,281	1,038,587
RenaissanceRe Holdings Ltd.	5,093	823,640
The Travelers Companies, Inc.	38,576	4,656,509
Unum Group	31,106	549,332
W.R. Berkley Corp.	21,262	1,278,271
White Mountains Insurance Group Ltd.	460	417,832
Willis Towers Watson PLC	19,632	3,582,447
		77,335,080
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	84,267	1,177,210
Annaly Capital Management, Inc.	214,249	1,519,025
New Residential Investment Corp.	63,624	477,180
Starwood Property Trust, Inc.	41,761	583,401
		3,756,816
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	51,766	520,766
New York Community Bancorp, Inc.	68,757	571,371
Rocket Cos., Inc. (a)(b)	8,739	159,312
TFS Financial Corp.	7,472	117,385
		1,368,834

TOTAL FINANCIALS		412,100,750

HEALTH CARE - 14.1%
Biotechnology - 1.1%
AbbVie, Inc.	16,082	1,368,578
Acceleron Pharma, Inc. (a)	513	53,650
Agios Pharmaceuticals, Inc. (a)	8,347	334,464
Alexion Pharmaceuticals, Inc. (a)	27,480	3,164,047
Alkermes PLC (a)	23,728	385,580
Biogen, Inc. (a)	16,800	4,234,776
BioMarin Pharmaceutical, Inc. (a)	2,523	187,787
bluebird bio, Inc. (a)	5,487	283,733
Exact Sciences Corp. (a)	2,928	362,574
Exelixis, Inc. (a)	29,559	605,368
Gilead Sciences, Inc.	191,850	11,156,078
Ionis Pharmaceuticals, Inc. (a)	10,186	478,233
Sage Therapeutics, Inc. (a)	7,264	533,032
United Therapeutics Corp. (a)	6,601	886,052
		24,033,952
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	162,651	17,096,247
Baxter International, Inc.	45,179	3,504,535
Becton, Dickinson & Co.	42,136	9,738,894
Boston Scientific Corp. (a)	218,185	7,477,200
Danaher Corp.	95,624	21,949,533
Dentsply Sirona, Inc.	33,366	1,574,542
Envista Holdings Corp. (a)	24,366	643,750
Globus Medical, Inc. (a)	11,338	590,937
Haemonetics Corp. (a)	538	54,386
Hill-Rom Holdings, Inc.	8,954	815,441
Hologic, Inc. (a)	11,793	811,594
ICU Medical, Inc. (a)	2,137	379,937
Integra LifeSciences Holdings Corp. (a)	10,956	483,160
Medtronic PLC	204,877	20,604,480
STERIS PLC	12,151	2,153,036
Stryker Corp.	35,654	7,202,465
Tandem Diabetes Care, Inc. (a)	962	104,858
Teleflex, Inc.	2,619	833,444
The Cooper Companies, Inc.	6,523	2,081,163
Varian Medical Systems, Inc. (a)	12,087	2,088,634
Zimmer Biomet Holdings, Inc.	31,596	4,173,832
		104,362,068
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	13,213	471,043
AmerisourceBergen Corp.	11,603	1,114,700
Anthem, Inc.	28,636	7,811,901
Centene Corp. (a)	61,842	3,654,862
Cigna Corp.	40,349	6,737,073
CVS Health Corp.	199,641	11,197,864
DaVita HealthCare Partners, Inc. (a)	10,491	904,849
Encompass Health Corp.	8,270	507,034
HCA Holdings, Inc.	19,446	2,410,137
Henry Schein, Inc. (a)	21,788	1,385,281
Humana, Inc.	12,490	4,987,007
Laboratory Corp. of America Holdings (a)	13,994	2,795,581
McKesson Corp.	6,264	923,877
Molina Healthcare, Inc. (a)	2,947	549,527
Oak Street Health, Inc. (a)	1,256	59,773
Premier, Inc.	9,251	302,785
Quest Diagnostics, Inc.	20,343	2,484,694
UnitedHealth Group, Inc.	24,225	7,392,017
Universal Health Services, Inc. Class B	11,252	1,232,657
		56,922,662
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	9,919	140,354
Teladoc Health, Inc. (a)(b)	1,046	205,497
		345,851
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	43,141	4,404,265
Berkeley Lights, Inc. (a)	657	47,678
Bio-Rad Laboratories, Inc. Class A (a)	3,215	1,885,340
Bio-Techne Corp.	336	84,810
Bruker Corp.	9,163	389,794
Charles River Laboratories International, Inc. (a)	828	188,536
IQVIA Holdings, Inc. (a)	18,035	2,777,210
Mettler-Toledo International, Inc. (a)	216	215,549
PerkinElmer, Inc.	13,673	1,771,337
PPD, Inc.	3,821	125,634
PRA Health Sciences, Inc. (a)	1,481	144,309
QIAGEN NV (a)	34,288	1,626,623
Syneos Health, Inc. (a)	9,465	502,402
Thermo Fisher Scientific, Inc.	24,917	11,788,731
Waters Corp. (a)	8,624	1,921,600
		27,873,818
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	220,338	12,878,756
Catalent, Inc. (a)	24,803	2,176,959
Elanco Animal Health, Inc. (a)	60,857	1,887,176
Horizon Therapeutics PLC (a)	2,158	161,699
Jazz Pharmaceuticals PLC (a)	8,285	1,193,869
Johnson & Johnson	348,819	47,826,573
Merck & Co., Inc.	48,653	3,659,192
Mylan NV (a)	79,015	1,148,878
Nektar Therapeutics (a)(b)	26,052	412,664
Perrigo Co. PLC	20,765	910,961
Pfizer, Inc.	849,471	30,139,231
Reata Pharmaceuticals, Inc. (a)(b)	408	47,618
Royalty Pharma PLC	8,818	323,621
Zoetis, Inc. Class A	6,866	1,088,604
		103,855,801

TOTAL HEALTH CARE		317,394,152

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	5,133	282,366
Curtiss-Wright Corp.	6,355	536,108
General Dynamics Corp.	38,720	5,085,098
Harris Corp.	32,885	5,298,102
HEICO Corp.	1,350	141,818
HEICO Corp. Class A	2,413	225,616
Hexcel Corp.	12,519	419,136
Howmet Aerospace, Inc.	59,905	1,033,361
Huntington Ingalls Industries, Inc.	5,450	803,766
Mercury Systems, Inc. (a)	1,564	107,728
Northrop Grumman Corp.	1,938	561,671
Raytheon Technologies Corp.	217,754	11,828,397
Spirit AeroSystems Holdings, Inc. Class A	15,759	286,656
Teledyne Technologies, Inc. (a)	5,519	1,706,199
Textron, Inc.	34,538	1,236,460
The Boeing Co.	81,568	11,777,604
TransDigm Group, Inc.	6,204	2,961,852
Virgin Galactic Holdings, Inc. (a)(b)	1,382	24,074
		44,316,012
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	17,094	1,511,622
Expeditors International of Washington, Inc.	9,770	863,375
FedEx Corp.	36,890	9,571,848
United Parcel Service, Inc. Class B	36,617	5,752,897
XPO Logistics, Inc. (a)	13,209	1,188,810
		18,888,552
Airlines - 0.5%
Alaska Air Group, Inc.	18,374	696,191
American Airlines Group, Inc. (b)	76,882	867,229
Copa Holdings SA Class A (b)	4,807	236,889
Delta Air Lines, Inc.	97,057	2,973,826
JetBlue Airways Corp. (a)	40,974	490,459
Southwest Airlines Co.	89,986	3,557,147
United Airlines Holdings, Inc. (a)	44,276	1,499,185
		10,320,926
Building Products - 0.9%
A.O. Smith Corp.	20,136	1,040,830
Allegion PLC	4,948	487,378
Armstrong World Industries, Inc.	4,542	272,066
Carrier Global Corp.	85,011	2,838,517
Fortune Brands Home & Security, Inc.	20,972	1,696,006
Johnson Controls International PLC	113,584	4,794,381
Lennox International, Inc.	5,268	1,431,105
Masco Corp.	40,108	2,149,789
Owens Corning	16,216	1,061,662
The AZEK Co., Inc.	5,530	184,923
Trane Technologies PLC	36,428	4,835,817
		20,792,474
Commercial Services & Supplies - 0.6%
ADT, Inc.	23,873	157,323
Cintas Corp.	1,546	486,294
Clean Harbors, Inc. (a)	7,881	417,457
IAA Spinco, Inc. (a)	15,560	880,540
MSA Safety, Inc.	4,328	570,950
Republic Services, Inc.	31,996	2,821,087
Rollins, Inc.	2,879	166,550
Stericycle, Inc. (a)	13,887	865,160
Waste Management, Inc.	56,090	6,052,672
		12,418,033
Construction & Engineering - 0.2%
AECOM (a)	23,215	1,040,961
Jacobs Engineering Group, Inc.	19,103	1,814,785
Quanta Services, Inc.	16,585	1,035,402
Valmont Industries, Inc.	3,191	452,962
		4,344,110
Electrical Equipment - 1.0%
Acuity Brands, Inc.	6,020	536,623
AMETEK, Inc.	34,962	3,433,268
Eaton Corp. PLC	61,039	6,335,238
Emerson Electric Co.	90,824	5,884,487
Generac Holdings, Inc. (a)	831	174,635
GrafTech International Ltd.	11,003	74,270
Hubbell, Inc. Class B	8,191	1,191,872
nVent Electric PLC	23,738	428,471
Regal Beloit Corp.	6,193	610,939
Rockwell Automation, Inc.	9,102	2,158,266
Sensata Technologies, Inc. PLC (a)	23,409	1,023,207
		21,851,276
Industrial Conglomerates - 1.7%
3M Co.	29,176	4,666,993
Carlisle Companies, Inc.	8,202	1,015,982
General Electric Co.	1,327,249	9,848,188
Honeywell International, Inc.	107,231	17,687,753
Roper Technologies, Inc.	13,695	5,085,501
		38,304,417
Machinery - 3.3%
AGCO Corp.	9,412	725,006
Allison Transmission Holdings, Inc.	6,097	220,407
Caterpillar, Inc.	82,690	12,986,465
Colfax Corp. (a)	14,892	404,913
Crane Co.	7,631	387,273
Cummins, Inc.	22,479	4,942,907
Deere & Co.	43,051	9,725,651
Donaldson Co., Inc.	17,322	822,795
Dover Corp.	21,857	2,419,788
Flowserve Corp.	19,894	579,313
Fortive Corp.	45,418	2,797,749
Gates Industrial Corp. PLC (a)	6,520	72,372
Graco, Inc.	12,571	778,145
IDEX Corp.	11,503	1,959,996
Illinois Tool Works, Inc.	26,756	5,240,965
Ingersoll Rand, Inc. (a)	52,723	1,842,142
ITT, Inc.	13,151	795,767
Lincoln Electric Holdings, Inc.	5,021	511,238
Middleby Corp. (a)(b)	8,377	833,847
Nordson Corp.	1,580	305,619
Oshkosh Corp.	10,314	694,751
Otis Worldwide Corp.	62,261	3,815,354
PACCAR, Inc.	51,730	4,416,707
Parker Hannifin Corp.	19,530	4,069,271
Pentair PLC	25,216	1,254,748
Snap-On, Inc.	8,232	1,296,787
Stanley Black & Decker, Inc.	23,524	3,909,689
Timken Co.	9,689	578,433
Toro Co.	1,639	134,562
Trinity Industries, Inc. (b)	13,637	256,921
Westinghouse Air Brake Co.	27,576	1,635,257
Woodward, Inc.	8,492	675,539
Xylem, Inc.	27,222	2,372,125
		73,462,502
Marine - 0.0%
Kirby Corp. (a)	9,040	347,950
Professional Services - 0.3%
CoreLogic, Inc.	11,444	880,387
Dun & Bradstreet Holdings, Inc. (a)	6,761	174,704
Equifax, Inc.	4,761	650,353
FTI Consulting, Inc. (a)	5,506	542,121
IHS Markit Ltd.	27,546	2,227,645
Manpower, Inc.	8,847	600,446
Nielsen Holdings PLC	54,328	733,971
Robert Half International, Inc.	16,987	861,071
TransUnion Holding Co., Inc.	2,611	207,992
		6,878,690
Road & Rail - 1.5%
AMERCO	1,368	474,915
CSX Corp.	116,438	9,191,616
J.B. Hunt Transport Services, Inc.	9,367	1,140,339
Kansas City Southern	14,443	2,543,990
Knight-Swift Transportation Holdings, Inc. Class A	19,044	723,482
Landstar System, Inc.	1,117	139,290
Lyft, Inc. (a)	36,884	842,062
Norfolk Southern Corp.	39,078	8,171,991
Old Dominion Freight Lines, Inc.	2,077	395,398
Ryder System, Inc.	7,963	392,257
Schneider National, Inc. Class B	9,101	200,768
Uber Technologies, Inc. (a)	48,632	1,624,795
Union Pacific Corp.	50,807	9,002,492
		34,843,395
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	16,000	435,840
Fastenal Co.	16,518	714,073
HD Supply Holdings, Inc. (a)	24,442	974,258
MSC Industrial Direct Co., Inc. Class A	6,849	477,101
United Rentals, Inc. (a)	11,000	1,961,190
Univar, Inc. (a)	25,549	423,858
W.W. Grainger, Inc.	1,810	633,536
Watsco, Inc.	4,987	1,117,786
		6,737,642
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	11,043	284,909

TOTAL INDUSTRIALS		293,790,888

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	1,581	330,271
Ciena Corp. (a)	23,224	914,793
Cisco Systems, Inc.	648,733	23,289,515
CommScope Holding Co., Inc. (a)	27,053	240,772
EchoStar Holding Corp. Class A (a)	7,406	171,523
F5 Networks, Inc. (a)	9,320	1,239,001
Juniper Networks, Inc.	49,879	983,614
Lumentum Holdings, Inc. (a)	10,162	840,296
Motorola Solutions, Inc.	23,309	3,684,221
Ubiquiti, Inc.	261	48,444
ViaSat, Inc. (a)	8,962	303,812
		32,046,262
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	17,926	2,022,770
Arrow Electronics, Inc. (a)	11,694	910,846
Avnet, Inc.	14,737	363,562
Coherent, Inc. (a)	617	77,211
Corning, Inc.	114,402	3,657,432
Dolby Laboratories, Inc. Class A	8,497	637,955
FLIR Systems, Inc.	19,898	690,262
IPG Photonics Corp. (a)	5,038	936,866
Jabil, Inc.	18,208	603,413
Keysight Technologies, Inc. (a)	18,900	1,982,043
Littelfuse, Inc.	3,593	711,198
National Instruments Corp.	19,669	615,246
SYNNEX Corp.	6,315	831,307
Trimble, Inc. (a)	38,097	1,833,609
Vontier Corp. (a)	18,250	524,505
Zebra Technologies Corp. Class A (a)	686	194,577
		16,592,802
IT Services - 2.6%
Akamai Technologies, Inc. (a)	4,327	411,584
Alliance Data Systems Corp.	7,084	365,109
Amdocs Ltd.	20,355	1,147,615
Automatic Data Processing, Inc.	9,201	1,453,390
BigCommerce Holdings, Inc. (a)(b)	229	16,809
CACI International, Inc. Class A (a)	3,181	663,334
Cognizant Technology Solutions Corp. Class A	76,611	5,471,558
DXC Technology Co.	38,674	712,375
Euronet Worldwide, Inc. (a)	7,671	681,492
Fidelity National Information Services, Inc.	94,305	11,749,460
Fiserv, Inc. (a)	60,099	5,737,652
Genpact Ltd.	17,519	602,128
Global Payments, Inc.	45,459	7,170,703
IBM Corp.	135,702	15,152,485
Jack Henry & Associates, Inc.	2,488	368,846
Leidos Holdings, Inc.	18,506	1,535,998
Paychex, Inc.	10,268	844,543
Sabre Corp.	41,478	270,437
Science Applications International Corp.	7,731	590,416
The Western Union Co.	50,169	975,285
Twilio, Inc. Class A (a)	3,496	975,279
VeriSign, Inc. (a)	6,363	1,213,424
WEX, Inc. (a)	6,125	775,119
		58,885,041
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	12,421	935,177
Analog Devices, Inc.	49,402	5,855,619
Broadcom, Inc.	3,089	1,080,007
Cirrus Logic, Inc. (a)	8,929	614,940
Cree, Inc. (a)	16,418	1,044,185
Entegris, Inc.	1,273	95,182
First Solar, Inc. (a)	14,044	1,222,460
Intel Corp.	647,482	28,670,503
Marvell Technology Group Ltd.	100,602	3,773,581
Maxim Integrated Products, Inc.	26,992	1,879,993
Microchip Technology, Inc.	9,206	967,366
Micron Technology, Inc. (a)	169,871	8,551,306
MKS Instruments, Inc.	2,086	226,102
ON Semiconductor Corp. (a)	61,623	1,546,121
Qorvo, Inc. (a)	17,391	2,214,918
Skyworks Solutions, Inc.	25,465	3,597,950
Texas Instruments, Inc.	70,414	10,181,160
		72,456,570
Software - 0.7%
2U, Inc. (a)	6,852	252,496
Aspen Technology, Inc. (a)	676	74,232
Autodesk, Inc. (a)	11,178	2,632,866
CDK Global, Inc.	16,222	699,168
Ceridian HCM Holding, Inc. (a)	4,907	423,082
Citrix Systems, Inc.	13,635	1,544,436
Crowdstrike Holdings, Inc. (a)	6,330	783,907
Duck Creek Technologies, Inc. (a)(b)	388	16,828
FireEye, Inc. (a)	25,829	357,473
Guidewire Software, Inc. (a)	10,220	982,244
Jamf Holding Corp. (a)(b)	1,579	51,475
Manhattan Associates, Inc. (a)	1,021	87,296
nCino, Inc. (a)	368	25,951
Nuance Communications, Inc. (a)	42,896	1,368,811
Oracle Corp.	35,178	1,973,838
Pegasystems, Inc.	576	66,747
RealPage, Inc. (a)	1,706	95,007
Salesforce.com, Inc. (a)	9,654	2,242,335
SolarWinds, Inc. (a)(b)	7,257	148,261
SS&C Technologies Holdings, Inc.	27,154	1,608,060
Synopsys, Inc. (a)	1,626	347,736
Teradata Corp. (a)(b)	3,797	69,751
		15,852,000
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	35,960	2,166,950
Hewlett Packard Enterprise Co.	196,386	1,696,775
HP, Inc.	218,385	3,922,195
NCR Corp. (a)	19,440	395,021
NetApp, Inc.	15,476	679,242
Pure Storage, Inc. Class A (a)	15,507	249,663
Western Digital Corp.	45,791	1,727,694
Xerox Holdings Corp.	27,772	482,677
		11,320,217

TOTAL INFORMATION TECHNOLOGY		207,152,892

MATERIALS - 4.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	29,438	8,131,953
Albemarle Corp. U.S.	16,107	1,501,333
Ashland Global Holdings, Inc.	8,467	590,743
Axalta Coating Systems Ltd. (a)	32,070	805,278
Cabot Corp.	8,777	333,614
Celanese Corp. Class A	17,918	2,033,872
CF Industries Holdings, Inc.	32,495	897,187
Corteva, Inc.	114,494	3,776,012
Dow, Inc.	113,284	5,153,289
DuPont de Nemours, Inc.	112,210	6,382,505
Eastman Chemical Co.	20,665	1,670,559
Ecolab, Inc.	30,457	5,591,601
Element Solutions, Inc. (a)	33,052	387,369
FMC Corp.	15,852	1,628,634
Huntsman Corp.	30,533	741,647
International Flavors & Fragrances, Inc. (b)	16,344	1,677,875
Linde PLC	80,232	17,678,319
LyondellBasell Industries NV Class A	39,030	2,671,604
NewMarket Corp.	172	61,523
Olin Corp.	21,800	360,790
PPG Industries, Inc.	35,985	4,667,974
RPM International, Inc.	3,139	265,779
The Chemours Co. LLC	25,058	504,668
The Mosaic Co.	52,492	971,102
The Scotts Miracle-Gro Co. Class A	354	53,118
Valvoline, Inc.	28,376	558,156
W.R. Grace & Co.	5,365	233,324
Westlake Chemical Corp.	5,139	347,499
		69,677,327
Construction Materials - 0.3%
Eagle Materials, Inc.	6,325	539,206
Martin Marietta Materials, Inc.	9,459	2,519,405
Vulcan Materials Co.	20,115	2,913,457
		5,972,068
Containers & Packaging - 0.7%
Amcor PLC	203,883	2,126,500
Aptargroup, Inc.	9,835	1,122,075
Ardagh Group SA	2,690	44,331
Avery Dennison Corp.	7,435	1,028,930
Ball Corp.	3,159	281,151
Berry Global Group, Inc. (a)	13,392	624,469
Crown Holdings, Inc. (a)	17,742	1,522,264
Graphic Packaging Holding Co.	33,321	442,836
International Paper Co.	59,871	2,619,356
Packaging Corp. of America	14,279	1,634,803
Sealed Air Corp.	23,617	934,997
Silgan Holdings, Inc.	12,120	417,534
Sonoco Products Co.	15,267	746,404
WestRock Co.	39,139	1,469,669
		15,015,319
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	221,296	3,837,273
Newmont Corp.	122,618	7,705,315
Nucor Corp.	45,981	2,196,053
Reliance Steel & Aluminum Co.	9,629	1,049,465
Royal Gold, Inc.	2,800	332,668
Southern Copper Corp.	12,617	660,374
Steel Dynamics, Inc.	30,460	958,881
		16,740,029

TOTAL MATERIALS		107,404,743

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	19,123	2,897,517
American Campus Communities, Inc.	20,840	780,666
American Homes 4 Rent Class A	39,713	1,122,687
Americold Realty Trust	27,848	1,008,933
Apartment Investment & Management Co. Class A	22,556	719,536
Apple Hospitality (REIT), Inc.	31,735	314,177
AvalonBay Communities, Inc.	21,482	2,988,791
Boston Properties, Inc.	23,686	1,715,103
Brandywine Realty Trust (SBI)	25,330	221,891
Brixmor Property Group, Inc.	45,444	498,066
Brookfield Property REIT, Inc. Class A (b)	973	14,352
Camden Property Trust (SBI)	14,423	1,330,378
CoreSite Realty Corp.	2,011	240,033
Corporate Office Properties Trust (SBI)	17,168	385,078
Cousins Properties, Inc.	22,633	576,689
Crown Castle International Corp.	4,254	664,475
CubeSmart	29,327	995,065
CyrusOne, Inc.	17,832	1,266,964
Digital Realty Trust, Inc.	40,768	5,882,822
Douglas Emmett, Inc.	25,420	599,912
Duke Realty Corp.	56,174	2,134,050
Empire State Realty Trust, Inc.	21,366	114,949
EPR Properties	11,323	269,940
Equity Commonwealth	17,853	471,676
Equity Lifestyle Properties, Inc.	15,581	922,239
Equity Residential (SBI)	56,143	2,637,598
Essex Property Trust, Inc.	9,954	2,036,489
Extra Space Storage, Inc.	5,695	660,335
Federal Realty Investment Trust (SBI)	11,450	787,531
First Industrial Realty Trust, Inc.	19,210	764,750
Gaming & Leisure Properties	31,545	1,146,661
Healthcare Trust of America, Inc.	33,066	803,504
Healthpeak Properties, Inc.	82,219	2,217,446
Highwoods Properties, Inc. (SBI)	15,789	470,039
Host Hotels & Resorts, Inc.	107,136	1,122,785
Hudson Pacific Properties, Inc.	22,571	434,717
Invitation Homes, Inc.	85,477	2,330,103
Iron Mountain, Inc.	18,145	472,859
JBG SMITH Properties	18,732	437,392
Kilroy Realty Corp.	17,471	822,535
Kimco Realty Corp.	63,014	646,524
Lamar Advertising Co. Class A	13,076	810,189
Life Storage, Inc.	7,096	810,008
Medical Properties Trust, Inc.	79,360	1,414,195
Mid-America Apartment Communities, Inc.	17,324	2,020,498
National Retail Properties, Inc.	26,037	833,444
Omega Healthcare Investors, Inc.	34,154	983,977
Outfront Media, Inc.	21,880	286,847
Paramount Group, Inc.	29,205	168,805
Park Hotels & Resorts, Inc.	36,148	358,950
Prologis (REIT), Inc.	112,353	11,145,418
Public Storage	7,968	1,825,230
Rayonier, Inc.	20,200	512,676
Realty Income Corp.	52,502	3,037,766
Regency Centers Corp.	25,598	911,033
Rexford Industrial Realty, Inc.	18,772	872,147
SBA Communications Corp. Class A	14,588	4,235,918
Simon Property Group, Inc.	9,907	622,259
SL Green Realty Corp.	11,201	479,515
Spirit Realty Capital, Inc.	15,797	474,700
Store Capital Corp.	35,396	909,677
Sun Communities, Inc.	14,763	2,031,832
Taubman Centers, Inc.	9,075	303,287
UDR, Inc.	44,729	1,397,334
Ventas, Inc.	56,789	2,241,462
VEREIT, Inc.	163,867	1,015,975
VICI Properties, Inc.	81,536	1,871,251
Vornado Realty Trust	26,676	819,753
Weingarten Realty Investors (SBI)	18,369	291,332
Welltower, Inc.	63,817	3,431,440
Weyerhaeuser Co.	114,032	3,111,933
WP Carey, Inc.	26,042	1,630,490
		96,786,598
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	50,790	2,559,816
Howard Hughes Corp. (a)	6,138	381,722
Jones Lang LaSalle, Inc.	7,829	883,581
		3,825,119

TOTAL REAL ESTATE		100,611,717

UTILITIES - 6.3%
Electric Utilities - 3.9%
Alliant Energy Corp.	38,086	2,105,394
American Electric Power Co., Inc.	75,781	6,814,985
Avangrid, Inc.	8,670	427,778
Duke Energy Corp.	112,163	10,331,334
Edison International	54,597	3,059,616
Entergy Corp.	30,654	3,102,798
Evergy, Inc.	34,446	1,901,419
Eversource Energy	52,362	4,569,632
Exelon Corp.	148,559	5,926,019
FirstEnergy Corp.	82,570	2,453,980
Hawaiian Electric Industries, Inc.	16,394	541,658
IDACORP, Inc.	7,682	673,942
NextEra Energy, Inc.	299,011	21,890,595
NRG Energy, Inc.	24,177	764,477
OGE Energy Corp.	30,368	934,423
PG&E Corp. (a)	196,954	1,882,880
Pinnacle West Capital Corp.	17,187	1,401,944
PPL Corp.	117,594	3,233,835
Southern Co.	161,226	9,262,434
Xcel Energy, Inc.	80,157	5,613,395
		86,892,538
Gas Utilities - 0.1%
Atmos Energy Corp.	18,415	1,688,103
National Fuel Gas Co.	13,308	531,788
UGI Corp.	31,564	1,020,780
		3,240,671
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	100,774	1,965,093
Vistra Corp.	74,506	1,294,169
		3,259,262
Multi-Utilities - 1.9%
Ameren Corp.	37,586	3,048,976
CenterPoint Energy, Inc.	76,801	1,622,805
CMS Energy Corp.	43,601	2,761,251
Consolidated Edison, Inc.	51,104	4,011,153
Dominion Energy, Inc.	128,037	10,286,493
DTE Energy Co.	29,316	3,618,181
MDU Resources Group, Inc.	30,398	722,256
NiSource, Inc.	58,400	1,341,448
Public Service Enterprise Group, Inc.	77,065	4,481,330
Sempra Energy	44,218	5,543,168
WEC Energy Group, Inc.	48,167	4,843,192
		42,280,253
Water Utilities - 0.3%
American Water Works Co., Inc.	27,637	4,159,645
Essential Utilities, Inc.	34,092	1,404,590
		5,564,235

TOTAL UTILITIES		141,236,959

TOTAL COMMON STOCKS
(Cost $2,201,374,223)		2,232,962,881
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $129,998)	130,000	129,999
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.10% (d)	8,478,095	$8,479,791
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	10,262,496	10,263,522
TOTAL MONEY MARKET FUNDS
(Cost $18,743,313)		18,743,313
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,220,247,534)		2,251,836,193
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,007,702)
NET ASSETS - 100%		$2,243,828,491

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Dec. 2020	$4,897,050	$(115,715)	$(115,715)
CME E-mini S&P MidCap 400 Index Contracts (United States)	27	Dec. 2020	5,118,120	(39,127)	(39,127)
TOTAL FUTURES CONTRACTS					$(154,842)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,927
Fidelity Securities Lending Cash Central Fund	54,259
Total	$58,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$211,305,096	$211,305,096	$--	$--
Consumer Discretionary	171,710,756	171,710,756	--	--
Consumer Staples	183,756,191	183,756,191	--	--
Energy	86,498,737	86,498,737	--	--
Financials	412,100,750	412,100,750	--	--
Health Care	317,394,152	317,394,152	--	--
Industrials	293,790,888	293,790,888	--	--
Information Technology	207,152,892	207,152,892	--	--
Materials	107,404,743	107,404,743	--	--
Real Estate	100,611,717	100,611,717	--	--
Utilities	141,236,959	141,236,959	--	--
U.S. Government and Government Agency Obligations	129,999	--	129,999	--
Money Market Funds	18,743,313	18,743,313	--	--
Total Investments in Securities:	$2,251,836,193	$2,251,706,194	$129,999	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(154,842)	$(154,842)	$--	$--
Total Liabilities	$(154,842)	$(154,842)	$--	$--
Total Derivative Instruments:	$(154,842)	$(154,842)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(154,842)
Total Equity Risk	0	(154,842)
Total Value of Derivatives	$0	$(154,842)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,958,509) — See accompanying schedule: Unaffiliated issuers (cost $2,201,504,221)	$2,233,092,880
Fidelity Central Funds (cost $18,743,313)	18,743,313
Total Investment in Securities (cost $2,220,247,534)		$2,251,836,193
Segregated cash with brokers for derivative instruments		738,313
Receivable for fund shares sold		4,724,696
Dividends receivable		3,279,852
Distributions receivable from Fidelity Central Funds		5,788
Total assets		2,260,584,842
Liabilities
Payable for investments purchased	$5,018,484
Payable for fund shares redeemed	1,297,178
Accrued management fee	64,001
Payable for daily variation margin on futures contracts	114,348
Collateral on securities loaned	10,262,340
Total liabilities		16,756,351
Net Assets		$2,243,828,491
Net Assets consist of:
Paid in capital		$2,376,932,769
Total accumulated earnings (loss)		(133,104,278)
Net Assets		$2,243,828,491
Net Asset Value, offering price and redemption price per share ($2,243,828,491 ÷ 196,108,692 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$29,960,393
Interest		374
Income from Fidelity Central Funds (including $54,259 from security lending)		58,186
Total income		30,018,953
Expenses
Management fee	$406,605
Independent trustees' fees and expenses	3,600
Total expenses before reductions	410,205
Expense reductions	(167)
Total expenses after reductions		410,038
Net investment income (loss)		29,608,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,864,106)
Fidelity Central Funds	(843)
Futures contracts	3,500,892
Total net realized gain (loss)		(64,364,057)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	200,362,502
Futures contracts	(1,929,511)
Total change in net unrealized appreciation (depreciation)		198,432,991
Net gain (loss)		134,068,934
Net increase (decrease) in net assets resulting from operations		$163,677,849

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,608,915	$64,915,757
Net realized gain (loss)	(64,364,057)	(72,339,932)
Change in net unrealized appreciation (depreciation)	198,432,991	(320,348,032)
Net increase (decrease) in net assets resulting from operations	163,677,849	(327,772,207)
Distributions to shareholders	(20,034,774)	(101,236,448)
Share transactions
Proceeds from sales of shares	565,042,436	1,410,367,740
Reinvestment of distributions	17,505,821	90,516,301
Cost of shares redeemed	(780,866,715)	(871,362,884)
Net increase (decrease) in net assets resulting from share transactions	(198,318,458)	629,521,157
Total increase (decrease) in net assets	(54,675,383)	200,512,502
Net Assets
Beginning of period	2,298,503,874	2,097,991,372
End of period	$2,243,828,491	$2,298,503,874
Other Information
Shares
Sold	49,499,362	120,546,045
Issued in reinvestment of distributions	1,472,315	6,956,439
Redeemed	(68,271,112)	(80,928,864)
Net increase (decrease)	(17,299,435)	46,573,620

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$12.58	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.33	.30	.28	.23
Net realized and unrealized gain (loss)	.63	(1.64)	.73	.57	1.12
Total from investment operations	.77	(1.31)	1.03	.85	1.35
Distributions from net investment income	(.10)	(.28)	(.25)	(.21)	(.06)
Distributions from net realized gain	–	(.22)	(.06)	(.07)	–
Total distributions	(.10)	(.50)	(.31)	(.28)	(.06)
Net asset value, end of period	$11.44	$10.77	$12.58	$11.86	$11.29
Total ReturnC,D	7.08%	(11.04)%	9.15%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%G	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.03%G	.04%	.04%	.04%	.05%G
Net investment income (loss)	2.53%G	2.65%	2.55%	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,243,828	$2,298,504	$2,097,991	$355,541	$2,429
Portfolio turnover rateH	54%G	27%	15%	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$295,581,802
Gross unrealized depreciation	(299,556,224)
Net unrealized appreciation (depreciation)	$(3,974,422)
Tax cost	$2,255,655,773

The Fund elected to defer to its next fiscal year approximately $28,600,764 of capital losses recognized during the period November 1, 2019 to April 30, 2020.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	622,233,127	803,626,233

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2021. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	$28,700,087.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are paid by the investment adviser under the Expense Contract. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$5,402	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $167.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Large Cap Value Index Fund	.04%
Actual		$1,000.00	$1,070.80	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one- and three-year periods. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Value Index Fund

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC2-I-SANN-1220
1.9879610.104

Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Apple, Inc.	10.9
Microsoft Corp.	9.4
Amazon.com, Inc.	8.0
Facebook, Inc. Class A	3.9
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.3
Visa, Inc. Class A	1.9
NVIDIA Corp.	1.8
Tesla, Inc.	1.8
MasterCard, Inc. Class A	1.6
43.9

Top Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	43.6
Consumer Discretionary	16.2
Health Care	13.7
Communication Services	11.5
Consumer Staples	4.8
Industrials	4.6
Financials	1.9
Real Estate	1.8
Materials	0.8
Energy	0.1

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.1%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 11.5%
Entertainment - 1.9%
Activision Blizzard, Inc.	6,666	$504,816
Electronic Arts, Inc. (a)	863	103,413
Live Nation Entertainment, Inc. (a)	3,164	154,403
Netflix, Inc. (a)	9,410	4,476,713
Roku, Inc. Class A (a)	2,337	473,009
Spotify Technology SA (a)	2,890	693,282
Take-Two Interactive Software, Inc. (a)	2,296	355,696
World Wrestling Entertainment, Inc. Class A (b)	1,001	36,396
Zynga, Inc. (a)	16,038	144,182
		6,941,910
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	5,155	8,331,047
Class C (a)	5,088	8,247,699
Facebook, Inc. Class A (a)	53,138	13,981,139
InterActiveCorp (a)	1,669	201,482
Match Group, Inc. (a)	4,832	564,281
Pinterest, Inc. Class A (a)	7,374	434,697
Zillow Group, Inc. Class C (a)(b)	485	42,981
		31,803,326
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	6,820	183,799
Cable One, Inc.	119	206,091
Charter Communications, Inc. Class A (a)	2,988	1,804,214
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	351	12,134
Liberty SiriusXM Series C (a)	309	10,691
Nexstar Broadcasting Group, Inc. Class A	656	54,054
Sirius XM Holdings, Inc.	15,252	87,394
		2,358,377

TOTAL COMMUNICATION SERVICES		41,103,613

CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.0%
BorgWarner, Inc.	664	23,227
Automobiles - 1.8%
Tesla, Inc. (a)	16,361	6,348,722
Distributors - 0.1%
Pool Corp.	858	300,154
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	899	142,087
Chegg, Inc. (a)(b)	2,688	197,407
Frontdoor, Inc. (a)	339	13,431
H&R Block, Inc.	3,079	53,144
		406,069
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	615	738,910
Domino's Pizza, Inc.	862	326,112
Dunkin' Brands Group, Inc.	1,527	152,257
Las Vegas Sands Corp.	3,180	152,831
McDonald's Corp.	2,358	502,254
Planet Fitness, Inc. (a)	1,006	59,626
Starbucks Corp.	14,923	1,297,704
Vail Resorts, Inc.	71	16,475
Wendy's Co.	3,870	84,560
Wynn Resorts Ltd.	534	38,678
Yum China Holdings, Inc.	631	33,588
Yum! Brands, Inc.	484	45,172
		3,448,167
Household Durables - 0.0%
NVR, Inc. (a)	7	27,672
Tempur Sealy International, Inc. (a)	755	67,195
		94,867
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	9,383	28,488,195
eBay, Inc.	13,479	642,005
Etsy, Inc. (a)	2,604	316,620
Expedia, Inc.	339	31,917
GrubHub, Inc. (a)	198	14,644
The Booking Holdings, Inc. (a)	904	1,466,740
Wayfair LLC Class A (a)	1,340	332,360
		31,292,481
Leisure Products - 0.1%
Mattel, Inc. (a)	4,568	62,901
Peloton Interactive, Inc. Class A (a)	510	56,207
Polaris, Inc.	151	13,720
		132,828
Multiline Retail - 0.4%
Dollar General Corp.	5,564	1,161,262
Dollar Tree, Inc. (a)	2,491	224,987
Ollie's Bargain Outlet Holdings, Inc. (a)	1,075	93,622
		1,479,871
Specialty Retail - 2.8%
AutoZone, Inc. (a)	305	344,339
Best Buy Co., Inc.	905	100,953
Burlington Stores, Inc. (a)	1,286	248,944
CarMax, Inc. (a)	277	23,944
Carvana Co. Class A (a)(b)	1,214	225,015
Five Below, Inc. (a)	1,221	162,808
Floor & Decor Holdings, Inc. Class A (a)	2,035	148,555
Lowe's Companies, Inc.	16,720	2,643,432
O'Reilly Automotive, Inc. (a)	1,617	705,982
Ross Stores, Inc.	6,240	531,461
The Home Depot, Inc.	11,886	3,170,115
TJX Companies, Inc.	21,461	1,090,219
Tractor Supply Co.	2,551	339,819
Ulta Beauty, Inc. (a)	1,109	229,308
Vroom, Inc. (b)	440	18,084
Williams-Sonoma, Inc.	264	24,079
		10,007,057
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)	2,509	801,099
NIKE, Inc. Class B	26,804	3,218,624
VF Corp.	419	28,157
		4,047,880

TOTAL CONSUMER DISCRETIONARY		57,581,323

CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	198	205,758
Brown-Forman Corp.:
Class A	498	31,250
Class B (non-vtg.)	3,712	258,764
Monster Beverage Corp. (a)	8,152	624,199
PepsiCo, Inc.	22,557	3,006,623
The Coca-Cola Co.	50,236	2,414,342
		6,540,936
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc. (b)	391	5,744
Costco Wholesale Corp.	8,624	3,084,115
Grocery Outlet Holding Corp. (a)(b)	834	36,713
Sprouts Farmers Market LLC (a)	2,242	42,710
Sysco Corp.	7,624	421,683
		3,590,965
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	895	127,475
Campbell Soup Co.	1,894	88,393
Kellogg Co.	1,847	116,158
Lamb Weston Holdings, Inc.	745	47,270
McCormick & Co., Inc. (non-vtg.)	1,537	277,444
Pilgrim's Pride Corp. (a)	459	7,684
The Hershey Co.	2,523	346,812
		1,011,236
Household Products - 1.2%
Church & Dwight Co., Inc.	5,426	479,604
Clorox Co.	1,975	409,319
Energizer Holdings, Inc.	1,070	42,105
Procter & Gamble Co.	24,123	3,307,263
Reynolds Consumer Products, Inc.	320	9,037
		4,247,328
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,381	962,330
Herbalife Nutrition Ltd. (a)	261	11,782
		974,112
Tobacco - 0.2%
Altria Group, Inc.	17,954	647,780

TOTAL CONSUMER STAPLES		17,012,357

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	5,146	246,339
Equitrans Midstream Corp.	657	4,770
		251,109
FINANCIALS - 1.9%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	1,824	67,233
Ares Management Corp.	2,151	90,987
Carlyle Group LP (b)	239	5,956
Cboe Global Markets, Inc.	516	41,946
FactSet Research Systems, Inc.	822	251,943
Intercontinental Exchange, Inc.	4,203	396,763
LPL Financial	159	12,709
MarketAxess Holdings, Inc.	814	438,624
Moody's Corp.	3,591	944,074
Morningstar, Inc.	401	76,342
MSCI, Inc.	1,797	628,662
S&P Global, Inc.	3,143	1,014,340
T. Rowe Price Group, Inc.	1,280	162,125
Tradeweb Markets, Inc. Class A	1,574	85,752
Virtu Financial, Inc. Class A	1,275	27,260
		4,244,716
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	14	4,174
LendingTree, Inc. (a)(b)	168	54,363
SLM Corp.	2,031	18,665
		77,202
Insurance - 0.7%
Alleghany Corp.	29	15,861
Aon PLC	5,073	933,483
Axis Capital Holdings Ltd.	134	5,720
Brown & Brown, Inc.	292	12,705
Erie Indemnity Co. Class A	312	72,655
Lincoln National Corp.	487	17,094
Marsh & McLennan Companies, Inc.	8,704	900,516
Primerica, Inc.	519	57,215
Progressive Corp.	3,726	342,419
RenaissanceRe Holdings Ltd.	383	61,939
		2,419,607
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)	894	16,298

TOTAL FINANCIALS		6,757,823

HEALTH CARE - 13.7%
Biotechnology - 3.4%
AbbVie, Inc.	36,652	3,119,085
ACADIA Pharmaceuticals, Inc. (a)	2,454	113,988
Acceleron Pharma, Inc. (a)	1,050	109,809
Agios Pharmaceuticals, Inc. (a)	144	5,770
Alexion Pharmaceuticals, Inc. (a)	732	84,282
Alnylam Pharmaceuticals, Inc. (a)	2,548	313,328
Amgen, Inc.	13,027	2,826,077
Biogen, Inc. (a)	1,059	266,942
BioMarin Pharmaceutical, Inc. (a)	3,629	270,106
bluebird bio, Inc. (a)	632	32,681
Exact Sciences Corp. (a)	2,859	354,030
Exelixis, Inc. (a)	2,388	48,906
Global Blood Therapeutics, Inc. (a)	1,261	66,682
Incyte Corp.(a)	4,020	348,293
Ionis Pharmaceuticals, Inc. (a)	1,386	65,073
Iovance Biotherapeutics, Inc. (a)	3,050	108,824
Moderna, Inc. (a)(b)	6,305	425,398
Neurocrine Biosciences, Inc. (a)	2,044	201,681
Regeneron Pharmaceuticals, Inc. (a)	2,139	1,162,675
Repligen Corp. (a)	1,167	194,387
Sage Therapeutics, Inc. (a)	66	4,843
Sarepta Therapeutics, Inc. (a)	1,654	224,795
Seagen, Inc. (a)	2,686	448,025
Vertex Pharmaceuticals, Inc. (a)	5,742	1,196,403
		11,992,083
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	14,684	1,543,435
Abiomed, Inc. (a)	983	247,598
Align Technology, Inc. (a)	1,723	734,136
Baxter International, Inc.	4,718	365,975
DexCom, Inc. (a)	2,031	649,067
Edwards Lifesciences Corp. (a)	13,634	977,421
Haemonetics Corp. (a)	1,015	102,606
Hill-Rom Holdings, Inc.	178	16,210
Hologic, Inc. (a)	3,969	273,147
ICU Medical, Inc. (a)	108	19,201
IDEXX Laboratories, Inc. (a)	1,858	789,316
Insulet Corp. (a)	1,449	322,040
Intuitive Surgical, Inc. (a)	2,560	1,707,725
Masimo Corp. (a)	1,085	242,845
Novocure Ltd. (a)	2,200	268,620
Penumbra, Inc. (a)(b)	737	192,379
Quidel Corp. (a)	825	221,339
ResMed, Inc.	3,165	607,490
STERIS PLC	108	19,137
Stryker Corp.	2,496	504,217
Tandem Diabetes Care, Inc. (a)	1,144	124,696
Teleflex, Inc.	650	206,850
The Cooper Companies, Inc.	128	40,838
Varian Medical Systems, Inc. (a)	250	43,200
West Pharmaceutical Services, Inc.	1,618	440,209
		10,659,697
Health Care Providers & Services - 2.5%
Amedisys, Inc. (a)	707	183,113
AmerisourceBergen Corp.	1,522	146,219
Anthem, Inc.	1,435	391,468
Cardinal Health, Inc.	6,470	296,261
Centene Corp. (a)	3,771	222,866
Chemed Corp.	337	161,194
Cigna Corp.	2,160	360,655
DaVita HealthCare Partners, Inc. (a)	322	27,773
Encompass Health Corp.	955	58,551
Guardant Health, Inc. (a)	1,835	195,721
HCA Holdings, Inc.	3,068	380,248
Humana, Inc.	1,113	444,399
Laboratory Corp. of America Holdings (a)	114	22,774
McKesson Corp.	2,660	392,323
Molina Healthcare, Inc. (a)	860	160,364
Oak Street Health, Inc. (a)(b)	208	9,899
UnitedHealth Group, Inc.	17,382	5,303,943
		8,757,771
Health Care Technology - 0.5%
Cerner Corp.	6,716	470,724
Change Healthcare, Inc. (a)	3,967	56,133
Livongo Health, Inc.	1,235	157,628
Teladoc Health, Inc. (a)(b)	1,436	282,117
Veeva Systems, Inc. Class A (a)	2,947	795,837
		1,762,439
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	1,278	174,958
Adaptive Biotechnologies Corp. (a)	1,692	77,967
Agilent Technologies, Inc.	569	58,089
Avantor, Inc. (a)	9,954	231,630
Berkeley Lights, Inc. (a)(b)	115	8,346
Bio-Techne Corp.	795	200,666
Bruker Corp.	937	39,860
Charles River Laboratories International, Inc. (a)	962	219,047
Illumina, Inc. (a)	3,244	949,519
IQVIA Holdings, Inc. (a)	1,598	246,076
Mettler-Toledo International, Inc. (a)	489	487,978
PerkinElmer, Inc.	486	62,961
PPD, Inc.	2,980	97,982
PRA Health Sciences, Inc. (a)	1,178	114,784
Syneos Health, Inc. (a)	150	7,962
Thermo Fisher Scientific, Inc.	5,127	2,425,686
Waters Corp. (a)	98	21,836
		5,425,347
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	18,189	1,063,147
Eli Lilly & Co.	18,640	2,431,774
Horizon Therapeutics PLC (a)	3,995	299,345
Johnson & Johnson	7,829	1,073,434
Merck & Co., Inc.	48,871	3,675,588
Reata Pharmaceuticals, Inc. (a)	468	54,620
Royalty Pharma PLC	805	29,544
Zoetis, Inc. Class A	9,516	1,508,762
		10,136,214

TOTAL HEALTH CARE		48,733,551

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	1,360	134,504
BWX Technologies, Inc.	1,316	72,393
HEICO Corp.	845	88,767
HEICO Corp. Class A	1,329	124,262
Huntington Ingalls Industries, Inc.	93	13,716
Lockheed Martin Corp.	5,478	1,918,012
Mercury Systems, Inc. (a)	960	66,125
Northrop Grumman Corp.	3,177	920,758
TransDigm Group, Inc.	256	122,217
Virgin Galactic Holdings, Inc. (a)(b)	1,306	22,751
		3,483,505
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	470	41,562
Expeditors International of Washington, Inc.	2,262	199,893
United Parcel Service, Inc. Class B	10,297	1,617,762
XPO Logistics, Inc. (a)	92	8,280
		1,867,497
Building Products - 0.2%
Allegion PLC	1,295	127,558
Armstrong World Industries, Inc.	396	23,720
Carrier Global Corp.	6,937	231,626
The AZEK Co., Inc.	162	5,417
Trex Co., Inc. (a)	2,578	179,274
		567,595
Commercial Services & Supplies - 0.4%
Cintas Corp.	1,725	542,599
Copart, Inc. (a)	4,479	494,302
IAA Spinco, Inc. (a)	704	39,839
MSA Safety, Inc.	185	24,405
Rollins, Inc.	2,896	167,534
Waste Management, Inc.	1,192	128,629
		1,397,308
Construction & Engineering - 0.0%
Quanta Services, Inc.	632	39,456
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	1,238	260,166
Rockwell Automation, Inc.	1,248	295,926
Vertiv Holdings Co.	4,743	83,714
		639,806
Industrial Conglomerates - 0.4%
3M Co.	8,207	1,312,792
Roper Technologies, Inc.	317	117,715
		1,430,507
Machinery - 0.3%
Allison Transmission Holdings, Inc.	1,627	58,816
Donaldson Co., Inc.	283	13,443
Graco, Inc.	1,810	112,039
Illinois Tool Works, Inc.	3,085	604,290
Lincoln Electric Holdings, Inc. (b)	512	52,132
Nordson Corp.	1,044	201,941
Toro Co.	2,147	176,269
		1,218,930
Professional Services - 0.7%
CoreLogic, Inc.	97	7,462
CoStar Group, Inc. (a)	861	709,128
Dun & Bradstreet Holdings, Inc. (a)	961	24,832
Equifax, Inc.	1,982	270,741
IHS Markit Ltd.	4,776	386,235
TransUnion Holding Co., Inc.	3,815	303,903
Verisk Analytics, Inc.	3,500	622,895
		2,325,196
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	497	60,505
Landstar System, Inc.	687	85,669
Old Dominion Freight Lines, Inc.	1,856	353,327
Uber Technologies, Inc. (a)	23,440	783,130
Union Pacific Corp.	7,661	1,357,453
		2,640,084
Trading Companies & Distributors - 0.2%
Fastenal Co.	10,250	443,108
W.W. Grainger, Inc.	723	253,064
		696,172

TOTAL INDUSTRIALS		16,306,056

INFORMATION TECHNOLOGY - 43.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,068	223,105
CommScope Holding Co., Inc. (a)	316	2,812
Lumentum Holdings, Inc. (a)	190	15,711
Motorola Solutions, Inc.	385	60,853
Ubiquiti, Inc. (b)	163	30,254
		332,735
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	3,772	425,632
CDW Corp.	3,129	383,615
Cognex Corp.	3,651	240,601
Coherent, Inc. (a)	451	56,438
Dolby Laboratories, Inc. Class A	184	13,815
IPG Photonics Corp. (a)	55	10,228
Jabil, Inc.	598	19,818
Keysight Technologies, Inc. (a)	1,361	142,728
Zebra Technologies Corp. Class A (a)	1,061	300,942
		1,593,817
IT Services - 8.0%
Accenture PLC Class A	14,103	3,059,082
Akamai Technologies, Inc. (a)	2,913	277,085
Automatic Data Processing, Inc.	8,173	1,291,007
BigCommerce Holdings, Inc. (a)(b)	165	12,111
Black Knight, Inc. (a)	3,347	294,369
Booz Allen Hamilton Holding Corp. Class A	3,002	235,657
Broadridge Financial Solutions, Inc.	2,526	347,578
CACI International, Inc. Class A (a)	93	19,393
Cognizant Technology Solutions Corp. Class A	855	61,064
EPAM Systems, Inc. (a)	1,173	362,398
Fastly, Inc. Class A (a)(b)	1,752	111,270
Fiserv, Inc. (a)	3,633	346,843
FleetCor Technologies, Inc. (a)	1,819	401,835
Gartner, Inc. (a)	1,917	230,232
Genpact Ltd.	1,627	55,920
GoDaddy, Inc. (a)	3,667	259,404
Jack Henry & Associates, Inc.	1,327	196,728
Leidos Holdings, Inc.	301	24,983
MasterCard, Inc. Class A	19,520	5,634,253
MongoDB, Inc. Class A (a)	1,114	254,516
Okta, Inc. (a)	2,537	532,339
Paychex, Inc.	5,589	459,695
PayPal Holdings, Inc. (a)	25,982	4,836,030
Science Applications International Corp.	180	13,747
Square, Inc. (a)	8,166	1,264,750
StoneCo Ltd. Class A (a)	3,977	208,952
Switch, Inc. Class A	2,047	28,781
The Western Union Co.	1,776	34,525
Twilio, Inc. Class A (a)	2,516	701,889
VeriSign, Inc. (a)	1,344	256,301
Visa, Inc. Class A (b)	37,361	6,788,867
WEX, Inc. (a)	91	11,516
		28,613,120
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	23,987	1,805,981
Analog Devices, Inc.	985	116,752
Applied Materials, Inc.	20,267	1,200,414
Broadcom, Inc.	8,189	2,863,120
Enphase Energy, Inc. (a)	2,348	230,315
Entegris, Inc.	2,783	208,085
Inphi Corp. (a)	1,038	145,071
KLA-Tencor Corp.	3,429	676,130
Lam Research Corp.	3,206	1,096,708
Maxim Integrated Products, Inc.	1,937	134,912
Microchip Technology, Inc.	4,010	421,371
MKS Instruments, Inc.	903	97,876
Monolithic Power Systems, Inc.	964	308,094
NVIDIA Corp.	13,062	6,548,764
Qualcomm, Inc.	24,904	3,072,157
SolarEdge Technologies, Inc. (a)	1,080	278,305
Teradyne, Inc.	3,653	320,916
Texas Instruments, Inc.	10,122	1,463,540
Universal Display Corp.	957	189,783
Xilinx, Inc.	5,396	640,451
		21,818,745
Software - 18.0%
2U, Inc. (a)(b)	510	18,794
Adobe, Inc. (a)	10,644	4,758,932
Alteryx, Inc. Class A (a)(b)	1,177	147,537
Anaplan, Inc. (a)	2,911	161,124
ANSYS, Inc. (a)	1,891	575,564
Aspen Technology, Inc. (a)	1,405	154,283
Atlassian Corp. PLC (a)	2,811	538,644
Autodesk, Inc. (a)	3,228	760,323
Avalara, Inc. (a)	1,827	272,314
Bill.Com Holdings, Inc. (a)	1,205	120,500
Cadence Design Systems, Inc. (a)	6,083	665,298
CDK Global, Inc.	352	15,171
Ceridian HCM Holding, Inc. (a)	1,693	145,970
Citrix Systems, Inc.	728	82,461
Cloudflare, Inc. (a)	2,369	123,117
Coupa Software, Inc. (a)	1,465	392,181
Crowdstrike Holdings, Inc. (a)	2,436	301,674
Datadog, Inc. Class A (a)	3,368	305,646
DocuSign, Inc. (a)	3,935	795,854
Dropbox, Inc. Class A (a)	5,320	97,143
Duck Creek Technologies, Inc. (a)(b)	264	11,450
Dynatrace, Inc. (a)	3,976	140,393
Elastic NV (a)	1,457	147,754
Everbridge, Inc. (a)	745	77,994
Fair Isaac Corp. (a)	619	242,308
FireEye, Inc. (a)	1,152	15,944
Five9, Inc. (a)	1,378	209,070
Fortinet, Inc. (a)	2,935	323,936
Globant SA (a)	861	155,505
Guidewire Software, Inc. (a)	335	32,197
HubSpot, Inc. (a)	916	265,704
Intuit, Inc.	5,575	1,754,341
Jamf Holding Corp. (a)(b)	222	7,237
Manhattan Associates, Inc. (a)	1,239	105,935
Medallia, Inc. (a)(b)	1,866	53,088
Microsoft Corp.	165,718	33,552,923
nCino, Inc. (a)	264	18,617
New Relic, Inc. (a)	1,147	69,577
Nortonlifelock, Inc.	12,183	250,604
Nutanix, Inc. Class A (a)	4,060	98,820
Oracle Corp.	37,407	2,098,907
Pagerduty, Inc. (a)(b)	1,530	41,463
Palo Alto Networks, Inc. (a)	2,087	461,624
Parametric Technology Corp. (a)	2,322	194,769
Paycom Software, Inc. (a)	1,087	395,766
Paylocity Holding Corp. (a)	750	139,140
Pegasystems, Inc.	779	90,271
Pluralsight, Inc. (a)	2,336	36,675
Proofpoint, Inc. (a)	1,227	117,473
RealPage, Inc. (a)	1,657	92,278
RingCentral, Inc. (a)	1,711	442,020
Salesforce.com, Inc. (a)	17,764	4,126,044
ServiceNow, Inc. (a)	4,203	2,091,287
Slack Technologies, Inc. Class A (a)(b)	8,460	216,407
Smartsheet, Inc. (a)	2,427	120,986
Splunk, Inc. (a)	3,509	694,922
SS&C Technologies Holdings, Inc.	1,043	61,766
Synopsys, Inc. (a)	3,065	655,481
Teradata Corp. (a)	1,792	32,919
The Trade Desk, Inc. (a)	912	516,602
Tyler Technologies, Inc. (a)	875	336,333
VMware, Inc. Class A (a)(b)	1,753	225,664
Workday, Inc. Class A (a)	3,790	796,355
Zendesk, Inc. (a)	2,528	280,456
Zoom Video Communications, Inc. Class A (a)	3,694	1,702,602
Zscaler, Inc. (a)	1,566	212,585
		64,146,722
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	357,134	38,877,601
Dell Technologies, Inc. (a)	347	20,910
NetApp, Inc.	2,582	113,324
Pure Storage, Inc. Class A (a)	3,074	49,491
		39,061,326

TOTAL INFORMATION TECHNOLOGY		155,566,465

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	628	173,479
Ecolab, Inc.	1,106	203,051
FMC Corp.	550	56,507
NewMarket Corp.	122	43,638
RPM International, Inc.	2,379	201,430
Sherwin-Williams Co.	1,822	1,253,500
The Scotts Miracle-Gro Co. Class A	833	124,992
W.R. Grace & Co.	434	18,875
		2,075,472
Containers & Packaging - 0.2%
Amcor PLC	5,291	55,185
Avery Dennison Corp.	738	102,132
Ball Corp.	6,604	587,756
Berry Global Group, Inc. (a)	964	44,951
Crown Holdings, Inc. (a)	312	26,770
Graphic Packaging Holding Co.	1,297	17,237
		834,031
Metals & Mining - 0.0%
Royal Gold, Inc.	1,020	121,186

TOTAL MATERIALS		3,030,689

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	9,761	2,241,614
Americold Realty Trust	478	17,318
Brookfield Property REIT, Inc. Class A (b)	1,054	15,547
CoreSite Realty Corp.	585	69,826
Crown Castle International Corp.	8,576	1,339,571
Equinix, Inc.	1,944	1,421,531
Equity Lifestyle Properties, Inc.	1,583	93,698
Extra Space Storage, Inc.	1,967	228,074
Iron Mountain, Inc.	3,685	96,031
Public Storage	2,177	498,685
SBA Communications Corp. Class A	325	94,370
Simon Property Group, Inc.	5,286	332,014
		6,448,279
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	1,811	57,264
TOTAL COMMON STOCKS
(Cost $257,978,343)		352,848,529
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $309,995)	310,000	309,998
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.10% (d)	2,971,333	$2,971,927
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	6,692,313	6,692,982
TOTAL MONEY MARKET FUNDS
(Cost $9,664,909)		9,664,909
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $267,953,247)		362,823,436
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,400,827)
NET ASSETS - 100%		$356,422,609

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	12	Dec. 2020	$2,651,100	$(90,615)	$(90,615)
CME E-mini S&P 500 Index Contracts (United States)	7	Dec. 2020	1,142,645	(31,783)	(31,783)
TOTAL FUTURES CONTRACTS					$(122,398)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $12,675,852.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $276,998.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,716
Fidelity Securities Lending Cash Central Fund	6,370
Total	$15,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$41,103,613	$41,103,613	$--	$--
Consumer Discretionary	57,581,323	57,581,323	--	--
Consumer Staples	17,012,357	17,012,357	--	--
Energy	251,109	251,109	--	--
Financials	6,757,823	6,757,823	--	--
Health Care	48,733,551	48,733,551	--	--
Industrials	16,306,056	16,306,056	--	--
Information Technology	155,566,465	155,566,465	--	--
Materials	3,030,689	3,030,689	--	--
Real Estate	6,448,279	6,448,279	--	--
Utilities	57,264	57,264	--	--
U.S. Government and Government Agency Obligations	309,998	--	309,998	--
Money Market Funds	9,664,909	9,664,909	--	--
Total Investments in Securities:	$362,823,436	$362,513,438	$309,998	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(122,398)	$(122,398)	$--	$--
Total Liabilities	$(122,398)	$(122,398)	$--	$--
Total Derivative Instruments:	$(122,398)	$(122,398)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(122,398)
Total Equity Risk	0	(122,398)
Total Value of Derivatives	$0	$(122,398)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,380,006) — See accompanying schedule: Unaffiliated issuers (cost $258,288,338)	$353,158,527
Fidelity Central Funds (cost $9,664,909)	9,664,909
Total Investment in Securities (cost $267,953,247)		$362,823,436
Receivable for fund shares sold		576,011
Dividends receivable		140,638
Distributions receivable from Fidelity Central Funds		1,426
Total assets		363,541,511
Liabilities
Payable for fund shares redeemed	$340,606
Payable for daily variation margin on futures contracts	75,593
Other payables and accrued expenses	9,728
Collateral on securities loaned	6,692,975
Total liabilities		7,118,902
Net Assets		$356,422,609
Net Assets consist of:
Paid in capital		$257,710,220
Total accumulated earnings (loss)		98,712,389
Net Assets		$356,422,609
Net Asset Value, offering price and redemption price per share ($356,422,609 ÷ 25,910,743 shares)		$13.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$1,572,898
Interest		841
Income from Fidelity Central Funds (including $6,370 from security lending)		15,086
Total income		1,588,825
Expenses
Custodian fees and expenses	$10,377
Independent trustees' fees and expenses	512
Interest	178
Commitment fees	380
Total expenses		11,447
Net investment income (loss)		1,577,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,433,491)
Fidelity Central Funds	(1,977)
Futures contracts	10,698,643
Total net realized gain (loss)		8,263,175
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	63,070,473
Fidelity Central Funds	(545)
Futures contracts	(4,470,119)
Total change in net unrealized appreciation (depreciation)		58,599,809
Net gain (loss)		66,862,984
Net increase (decrease) in net assets resulting from operations		$68,440,362

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,577,378	$3,492,545
Net realized gain (loss)	8,263,175	699,704
Change in net unrealized appreciation (depreciation)	58,599,809	26,182,762
Net increase (decrease) in net assets resulting from operations	68,440,362	30,375,011
Distributions to shareholders	(6,127,706)	(3,959,843)
Share transactions
Proceeds from sales of shares	69,104,704	130,862,339
Reinvestment of distributions	6,127,706	3,959,843
Cost of shares redeemed	(78,949,984)	(127,233,857)
Net increase (decrease) in net assets resulting from share transactions	(3,717,574)	7,588,325
Total increase (decrease) in net assets	58,595,082	34,003,493
Net Assets
Beginning of period	297,827,527	263,824,034
End of period	$356,422,609	$297,827,527
Other Information
Shares
Sold	5,493,280	11,928,329
Issued in reinvestment of distributions	492,185	350,171
Redeemed	(5,929,316)	(11,460,435)
Net increase (decrease)	56,149	818,065

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.14	.06
Net realized and unrealized gain (loss)	2.42	.99	.53
Total from investment operations	2.48	1.13	.59
Distributions from net investment income	(.04)	(.10)	(.05)
Distributions from net realized gain	(.20)	(.05)	–
Total distributions	(.24)	(.15)	(.05)
Net asset value, end of period	$13.76	$11.52	$10.54
Total ReturnC,D	21.70%	10.77%	5.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.05%G
Expenses net of fee waivers, if any	.01%G	.01%	.01%G
Expenses net of all reductions	.01%G	.01%	.01%G
Net investment income (loss)	.88%G	1.24%	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$356,423	$297,828	$263,824
Portfolio turnover rateH	63%G	45%	21%G

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,739,490
Gross unrealized depreciation	(5,129,205)
Net unrealized appreciation (depreciation)	$93,610,285
Tax cost	$269,090,753

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	127,480,855	104,946,686

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$6,490,000.33%		$178

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Large Cap Growth Index Fund	$380

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$612	$–	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Series Large Cap Growth Index Fund	.01%
Actual		$1,000.00	$1,217.00	$.06
Hypothetical-C		$1,000.00	$1,025.16	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through August 31, 2023.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CGI-SANN-1220
1.9891256.102

Fidelity® Mid Cap Index Fund

Fidelity® Small Cap Index Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Twilio, Inc. Class A	0.5
Xcel Energy, Inc.	0.5
lululemon athletica, Inc.	0.5
Veeva Systems, Inc. Class A	0.5
DocuSign, Inc.	0.5
IDEXX Laboratories, Inc.	0.5
Chipotle Mexican Grill, Inc.	0.4
Align Technology, Inc.	0.4
Amphenol Corp. Class A	0.4
Cummins, Inc.	0.4
4.6

Top Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	19.3
Industrials	15.4
Health Care	13.3
Consumer Discretionary	11.7
Financials	10.8
Real Estate	6.9
Utilities	6.0
Materials	5.5
Communication Services	4.6
Consumer Staples	4.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments – 6.1%

Fidelity® Mid Cap Index Fund

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	2,031,263	$17,509,487
GCI Liberty, Inc. (a)	183,152	14,877,437
		32,386,924
Entertainment - 1.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	110,275	738,843
Class B (a)	210,744	1,321,365
Live Nation Entertainment, Inc. (a)	263,320	12,850,016
Madison Square Garden Entertainment Corp. (a)	34,373	2,234,245
Roku, Inc. Class A (a)	196,929	39,858,430
Spotify Technology SA (a)	243,569	58,429,767
Take-Two Interactive Software, Inc. (a)	209,182	32,406,475
The Madison Square Garden Co. (a)	34,756	4,922,840
World Wrestling Entertainment, Inc. Class A (b)	85,444	3,106,744
Zynga, Inc. (a)	1,646,834	14,805,038
		170,673,763
Interactive Media & Services - 1.4%
InterActiveCorp (a)	139,257	16,811,105
Match Group, Inc. (a)	407,251	47,558,772
Pinterest, Inc. Class A (a)	747,479	44,063,887
TripAdvisor, Inc.	186,975	3,573,092
Twitter, Inc. (a)	1,431,347	59,200,512
Zillow Group, Inc.:
Class A (a)	107,143	9,571,084
Class C (a)(b)	260,923	23,122,996
		203,901,448
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	567,344	15,289,921
Cable One, Inc.	9,921	17,181,783
Discovery Communications, Inc.:
Class A (a)(b)	289,446	5,858,387
Class C (non-vtg.) (a)	604,726	11,078,580
DISH Network Corp. Class A (a)	456,472	11,635,471
Fox Corp.:
Class A	629,424	16,692,324
Class B	297,238	7,769,801
Interpublic Group of Companies, Inc.	721,659	13,054,811
John Wiley & Sons, Inc. Class A	79,789	2,470,267
Liberty Broadband Corp.:
Class A (a)	46,879	6,588,843
Class C (a)	194,615	27,578,892
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	368,149	13,301,223
Liberty Media Class A (a)(b)	46,171	1,537,494
Liberty SiriusXM Series A (a)	153,135	5,293,877
Liberty SiriusXM Series C (a)	322,914	11,172,824
News Corp.:
Class A	719,196	9,443,043
Class B	226,404	2,947,780
Nexstar Broadcasting Group, Inc. Class A	81,112	6,683,629
Omnicom Group, Inc.	397,356	18,755,203
Sirius XM Holdings, Inc.	2,190,629	12,552,304
The New York Times Co. Class A (b)	302,300	11,989,218
ViacomCBS, Inc.:
Class A (b)	20,639	616,281
Class B (b)	1,010,049	28,857,100
		258,349,056
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	187,320	3,184,440
U.S. Cellular Corp. (a)(b)	26,960	785,075
		3,969,515

TOTAL COMMUNICATION SERVICES		669,280,706

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.6%
Aptiv PLC	498,386	48,089,265
BorgWarner, Inc.	454,928	15,913,381
Gentex Corp.	455,765	12,611,018
Lear Corp.	111,226	13,437,213
		90,050,877
Automobiles - 0.5%
Ford Motor Co.	7,259,770	56,118,022
Harley-Davidson, Inc. (b)	283,520	9,322,138
Thor Industries, Inc. (b)	102,372	8,658,624
		74,098,784
Distributors - 0.5%
Genuine Parts Co.	261,684	23,664,084
LKQ Corp. (a)	562,195	17,984,618
Pool Corp.	72,159	25,243,383
		66,892,085
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	111,152	17,567,574
Chegg, Inc. (a)(b)	224,771	16,507,182
Frontdoor, Inc. (a)	158,808	6,291,973
Graham Holdings Co.	7,461	2,837,717
Grand Canyon Education, Inc. (a)(b)	86,494	6,778,535
H&R Block, Inc. (b)	358,083	6,180,513
Service Corp. International	319,391	14,790,997
ServiceMaster Global Holdings, Inc. (a)	245,543	11,562,620
		82,517,111
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	425,702	11,808,973
Carnival Corp. (b)	873,971	11,982,142
Chipotle Mexican Grill, Inc. (a)	51,818	62,258,291
Choice Hotels International, Inc. (b)	64,567	5,639,927
Darden Restaurants, Inc.	242,236	22,266,333
Domino's Pizza, Inc.	72,470	27,416,850
Dunkin' Brands Group, Inc.	152,281	15,183,939
Extended Stay America, Inc. unit	329,064	3,734,876
Hilton Worldwide Holdings, Inc.	508,187	44,623,900
Hyatt Hotels Corp. Class A (b)	64,932	3,580,350
MGM Mirage, Inc.	877,384	18,047,789
Norwegian Cruise Line Holdings Ltd. (a)(b)	511,185	8,501,007
Planet Fitness, Inc. (a)	148,813	8,820,147
Royal Caribbean Cruises Ltd. (b)	327,038	18,451,484
Six Flags Entertainment Corp.	141,860	3,067,013
Vail Resorts, Inc. (b)	74,153	17,206,462
Wendy's Co.	332,359	7,262,044
Wyndham Destinations, Inc.	155,755	5,082,286
Wyndham Hotels & Resorts, Inc. (b)	170,319	7,921,537
Wynn Resorts Ltd.	181,768	13,165,456
Yum China Holdings, Inc.	745,203	39,667,156
		355,687,962
Household Durables - 1.5%
D.R. Horton, Inc.	615,209	41,102,113
Garmin Ltd.	278,213	28,939,716
Leggett & Platt, Inc.	245,069	10,226,729
Lennar Corp.:
Class A	503,815	35,382,927
Class B	29,159	1,658,856
Mohawk Industries, Inc. (a)	107,739	11,117,587
Newell Brands, Inc.	713,357	12,597,885
NVR, Inc. (a)	6,231	24,631,704
PulteGroup, Inc.	498,753	20,329,172
Tempur Sealy International, Inc. (a)	87,580	7,794,620
Toll Brothers, Inc.	214,909	9,086,353
Whirlpool Corp.	113,538	20,999,988
		223,867,650
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	219,591	26,700,070
Expedia, Inc.	251,789	23,705,934
GrubHub, Inc. (a)	170,803	12,632,590
Qurate Retail, Inc. Series A (a)	705,365	4,775,321
Wayfair LLC Class A (a)(b)	123,772	30,699,169
		98,513,084
Leisure Products - 0.5%
Brunswick Corp.	146,460	9,330,967
Hasbro, Inc.	236,934	19,599,180
Mattel, Inc. (a)	637,081	8,772,605
Peloton Interactive, Inc. Class A (a)	181,886	20,045,656
Polaris, Inc.	107,765	9,791,528
		67,539,936
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	436,917	39,462,343
Kohl's Corp.	292,150	6,219,874
Nordstrom, Inc. (b)	201,733	2,440,969
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	101,671	8,854,527
		56,977,713
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	123,633	18,208,668
AutoNation, Inc. (a)(b)	106,387	6,035,335
AutoZone, Inc. (a)	43,437	49,039,504
Best Buy Co., Inc.	424,664	47,371,269
Burlington Stores, Inc. (a)(b)	121,071	23,436,924
CarMax, Inc. (a)	302,953	26,187,257
Carvana Co. Class A (a)	101,668	18,844,164
Dick's Sporting Goods, Inc. (b)	114,335	6,477,078
Five Below, Inc. (a)	101,380	13,518,009
Floor & Decor Holdings, Inc. Class A (a)	174,237	12,719,301
Foot Locker, Inc.	191,851	7,075,465
Gap, Inc.	338,636	6,586,470
L Brands, Inc.	425,822	13,630,562
O'Reilly Automotive, Inc. (a)	136,176	59,454,442
Penske Automotive Group, Inc.	58,927	3,014,705
Tiffany & Co., Inc.	225,346	29,484,271
Tractor Supply Co.	215,073	28,649,874
Ulta Beauty, Inc. (a)	100,311	20,741,305
Vroom, Inc.	45,405	1,866,146
Williams-Sonoma, Inc. (b)	142,636	13,009,830
		405,350,579
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	263,495	5,591,364
Carter's, Inc. (b)	79,449	6,471,121
Columbia Sportswear Co.	53,417	3,984,374
Hanesbrands, Inc.	643,428	10,339,888
lululemon athletica, Inc. (a)	211,360	67,485,134
PVH Corp.	130,491	7,606,320
Ralph Lauren Corp.	87,529	5,851,314
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	248,572	7,882,218
Tapestry, Inc.	513,591	11,417,128
Under Armour, Inc.:
Class A (sub. vtg.) (a)	351,080	4,858,947
Class C (non-vtg.) (a)(b)	364,527	4,458,165
VF Corp.	600,083	40,325,578
		176,271,551

TOTAL CONSUMER DISCRETIONARY		1,697,767,332

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	16,503	17,149,588
Brown-Forman Corp.:
Class A (b)	83,726	5,253,807
Class B (non-vtg.)	335,738	23,404,296
Molson Coors Beverage Co. Class B	323,972	11,423,253
		57,230,944
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc. (b)	85,274	1,252,675
Casey's General Stores, Inc.	68,381	11,526,985
Grocery Outlet Holding Corp. (a)	131,129	5,772,299
Kroger Co.	1,441,569	46,432,937
Sprouts Farmers Market LLC (a)	218,694	4,166,121
U.S. Foods Holding Corp. (a)(b)	407,900	8,525,110
		77,676,127
Food Products - 2.5%
Archer Daniels Midland Co.	1,030,847	47,666,365
Beyond Meat, Inc. (a)(b)	95,655	13,624,142
Bunge Ltd.	251,967	14,294,088
Campbell Soup Co.	325,871	15,208,400
Conagra Brands, Inc.	907,048	31,828,314
Flowers Foods, Inc.	362,083	8,537,917
Hormel Foods Corp.	518,752	25,258,035
Ingredion, Inc.	124,627	8,834,808
Kellogg Co.	466,897	29,363,152
Lamb Weston Holdings, Inc.	271,686	17,238,477
McCormick & Co., Inc. (non-vtg.)	230,620	41,629,216
Pilgrim's Pride Corp. (a)	96,561	1,616,431
Post Holdings, Inc. (a)(b)	118,280	10,160,252
Seaboard Corp.	475	1,636,375
The Hain Celestial Group, Inc. (a)(b)	150,733	4,635,040
The Hershey Co.	274,344	37,711,326
The J.M. Smucker Co.	205,694	23,078,867
TreeHouse Foods, Inc. (a)	104,395	4,054,702
Tyson Foods, Inc. Class A	535,089	30,623,143
		366,999,050
Household Products - 0.7%
Church & Dwight Co., Inc.	457,573	40,444,877
Clorox Co.	234,749	48,651,730
Energizer Holdings, Inc.	115,053	4,527,336
Reynolds Consumer Products, Inc.	91,283	2,577,832
Spectrum Brands Holdings, Inc.	78,747	4,478,342
		100,680,117
Personal Products - 0.1%
Coty, Inc. Class A	532,893	1,545,390
Herbalife Nutrition Ltd. (a)	167,100	7,542,894
Nu Skin Enterprises, Inc. Class A	95,096	4,692,988
		13,781,272

TOTAL CONSUMER STAPLES		616,367,510

ENERGY - 2.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	1,218,779	18,001,366
Halliburton Co.	1,633,435	19,699,226
Helmerich & Payne, Inc.	194,356	2,890,074
National Oilwell Varco, Inc.	720,350	6,050,940
		46,641,606
Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream GP LP	531,156	3,043,524
Apache Corp.	700,938	5,817,785
Cabot Oil & Gas Corp.	727,806	12,947,669
Cheniere Energy, Inc. (a)(b)	431,419	20,652,028
Cimarex Energy Co.	186,496	4,731,404
Concho Resources, Inc.	362,367	15,041,854
Continental Resources, Inc. (b)	138,425	1,665,253
Devon Energy Corp.	708,854	6,330,066
Diamondback Energy, Inc.	292,603	7,595,974
EQT Corp.	473,254	7,165,066
Equitrans Midstream Corp.	757,503	5,499,472
Hess Corp.	509,952	18,980,413
HollyFrontier Corp.	276,544	5,118,829
Marathon Oil Corp.	1,462,823	5,792,779
Marathon Petroleum Corp.	1,205,427	35,560,097
Murphy Oil Corp.	268,355	2,071,701
Occidental Petroleum Corp.	1,558,873	14,232,510
ONEOK, Inc.	817,575	23,709,675
Parsley Energy, Inc. Class A	557,638	5,581,956
Pioneer Natural Resources Co.	306,095	24,352,918
Targa Resources Corp.	427,635	6,863,542
The Williams Companies, Inc.	2,263,764	43,441,631
WPX Energy, Inc. (a)	747,980	3,448,188
		279,644,334

TOTAL ENERGY		326,285,940

FINANCIALS - 10.8%
Banks - 2.7%
Associated Banc-Corp.	281,640	3,855,652
Bank of Hawaii Corp.	73,328	4,446,610
Bank OZK	226,764	5,619,212
BOK Financial Corp.	58,291	3,424,013
Citizens Financial Group, Inc.	795,054	21,665,222
Comerica, Inc.	258,220	11,751,592
Commerce Bancshares, Inc.	186,675	11,620,519
Cullen/Frost Bankers, Inc.	103,815	7,295,080
East West Bancorp, Inc.	261,763	9,549,114
Fifth Third Bancorp	1,324,771	30,761,183
First Citizens Bancshares, Inc.	11,691	5,409,426
First Hawaiian, Inc.	241,313	4,165,062
First Horizon National Corp. (b)	1,012,611	10,541,281
First Republic Bank	316,838	39,965,945
FNB Corp., Pennsylvania	598,947	4,528,039
Huntington Bancshares, Inc.	1,887,136	19,701,700
KeyCorp	1,813,028	23,533,103
M&T Bank Corp.	239,100	24,765,978
PacWest Bancorp	217,122	4,177,427
Peoples United Financial, Inc.	785,850	8,385,020
Pinnacle Financial Partners, Inc.	137,109	6,278,221
Popular, Inc.	153,937	6,496,141
Prosperity Bancshares, Inc.	165,780	9,136,136
Regions Financial Corp.	1,793,638	23,855,385
Signature Bank	96,687	7,806,508
Sterling Bancorp	358,854	4,801,467
SVB Financial Group (a)	95,766	27,839,176
Synovus Financial Corp.	271,228	7,051,928
TCF Financial Corp.	279,702	7,610,691
Umpqua Holdings Corp.	407,971	5,124,116
Webster Financial Corp.	166,120	5,350,725
Western Alliance Bancorp.	181,593	7,481,632
Wintrust Financial Corp.	105,945	5,215,672
Zions Bancorp NA	299,815	9,675,030
		388,884,006
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	85,760	6,463,731
Ameriprise Financial, Inc.	223,792	35,992,467
Apollo Global Management LLC Class A	316,678	11,672,751
Ares Management Corp. (b)	181,823	7,691,113
Carlyle Group LP	216,625	5,398,295
Cboe Global Markets, Inc.	203,230	16,520,567
Eaton Vance Corp. (non-vtg.)	205,586	12,291,987
Evercore, Inc. Class A	73,204	5,822,646
FactSet Research Systems, Inc.	69,073	21,170,875
Franklin Resources, Inc.	502,884	9,429,075
Interactive Brokers Group, Inc. (b)	136,051	6,471,946
Invesco Ltd.	700,466	9,183,109
KKR & Co. LP	991,096	33,845,928
Lazard Ltd. Class A	187,100	6,299,657
LPL Financial	145,617	11,639,167
MarketAxess Holdings, Inc.	68,558	36,942,478
Morningstar, Inc.	40,126	7,639,188
MSCI, Inc.	151,447	52,982,218
Northern Trust Corp.	357,574	27,987,317
Raymond James Financial, Inc.	227,904	17,420,982
SEI Investments Co.	214,097	10,522,868
State Street Corp.	655,117	38,586,391
T. Rowe Price Group, Inc.	420,667	53,281,682
The NASDAQ OMX Group, Inc.	212,688	25,733,121
Tradeweb Markets, Inc. Class A	155,490	8,471,095
Virtu Financial, Inc. Class A	117,084	2,503,256
		481,963,910
Consumer Finance - 0.7%
Ally Financial, Inc.	696,512	18,582,940
Credit Acceptance Corp. (a)(b)	18,235	5,436,218
Discover Financial Services	570,282	37,074,033
LendingTree, Inc. (a)(b)	14,651	4,740,917
OneMain Holdings, Inc.	120,805	4,214,886
Santander Consumer U.S.A. Holdings, Inc.	137,249	2,791,645
SLM Corp. (b)	694,744	6,384,697
Synchrony Financial	1,085,138	27,150,153
		106,375,489
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	754,867	16,222,092
Jefferies Financial Group, Inc.	421,418	8,221,865
Voya Financial, Inc. (b)	233,032	11,169,224
		35,613,181
Insurance - 3.5%
Alleghany Corp.	25,808	14,115,169
American Financial Group, Inc.	134,876	10,107,607
American National Group, Inc.	13,573	933,822
Arch Capital Group Ltd. (a)	732,833	22,138,885
Arthur J. Gallagher & Co.	350,097	36,308,560
Assurant, Inc.	110,673	13,764,401
Assured Guaranty Ltd.	149,759	3,823,347
Athene Holding Ltd. (a)	214,089	6,867,975
Axis Capital Holdings Ltd.	153,875	6,568,924
Brighthouse Financial, Inc. (a)	172,294	5,702,931
Brown & Brown, Inc.	437,588	19,039,454
Cincinnati Financial Corp.	279,025	19,738,229
CNA Financial Corp.	51,719	1,540,709
Erie Indemnity Co. Class A	46,661	10,865,947
Everest Re Group Ltd.	73,123	14,411,081
First American Financial Corp.	201,351	8,978,241
FNF Group	510,214	15,964,596
Globe Life, Inc.	194,733	15,790,899
GoHealth, Inc. (a)(b)	76,988	797,596
Hanover Insurance Group, Inc.	70,240	6,719,158
Hartford Financial Services Group, Inc.	666,167	25,660,753
Kemper Corp.	114,440	7,056,370
Lemonade, Inc. (a)(b)	23,548	1,184,229
Lincoln National Corp.	357,873	12,561,342
Loews Corp.	444,730	15,423,236
Markel Corp. (a)	25,181	23,488,837
Mercury General Corp. (b)	50,422	2,052,680
Old Republic International Corp.	526,133	8,565,445
Primerica, Inc.	73,043	8,052,260
Principal Financial Group, Inc.	507,030	19,885,717
Prudential Financial, Inc.	737,249	47,198,681
Reinsurance Group of America, Inc.	125,812	12,709,528
RenaissanceRe Holdings Ltd.	93,932	15,190,683
Unum Group	377,037	6,658,473
W.R. Berkley Corp.	258,521	15,542,283
White Mountains Insurance Group Ltd.	5,598	5,084,831
Willis Towers Watson PLC	239,351	43,676,770
		504,169,649
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,031,265	14,406,772
Annaly Capital Management, Inc.	2,617,498	18,558,061
New Residential Investment Corp.	768,805	5,766,038
Starwood Property Trust, Inc.	508,099	7,098,143
		45,829,014
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	626,571	6,303,304
New York Community Bancorp, Inc.	834,054	6,930,989
TFS Financial Corp.	90,264	1,418,047
		14,652,340

TOTAL FINANCIALS		1,577,487,589

HEALTH CARE - 13.3%
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc. (a)	205,583	9,549,330
Acceleron Pharma, Inc. (a)(b)	95,404	9,977,350
Agios Pharmaceuticals, Inc. (a)	114,189	4,575,553
Alexion Pharmaceuticals, Inc. (a)	395,928	45,587,150
Alkermes PLC (a)	292,707	4,756,489
Alnylam Pharmaceuticals, Inc. (a)(b)	214,939	26,431,049
BioMarin Pharmaceutical, Inc. (a)	336,364	25,035,573
bluebird bio, Inc. (a)	122,649	6,342,180
Exact Sciences Corp. (a)	276,591	34,250,264
Exelixis, Inc. (a)	564,153	11,553,853
Global Blood Therapeutics, Inc. (a)(b)	108,584	5,741,922
Incyte Corp. (a)	339,065	29,376,592
Ionis Pharmaceuticals, Inc. (a)	242,499	11,385,328
Iovance Biotherapeutics, Inc. (a)	255,424	9,113,528
Moderna, Inc. (a)(b)	531,161	35,837,433
Neurocrine Biosciences, Inc. (a)	170,761	16,848,988
Repligen Corp. (a)(b)	96,956	16,149,961
Sage Therapeutics, Inc. (a)(b)	94,991	6,970,440
Sarepta Therapeutics, Inc. (a)(b)	138,178	18,779,772
Seagen, Inc. (a)	226,391	37,762,019
United Therapeutics Corp. (a)	80,650	10,825,650
		376,850,424
Health Care Equipment & Supplies - 4.2%
Abiomed, Inc. (a)	82,381	20,750,126
Align Technology, Inc. (a)	145,217	61,874,059
Dentsply Sirona, Inc.	407,428	19,226,527
Envista Holdings Corp. (a)	295,789	7,814,745
Globus Medical, Inc. (a)	137,462	7,164,519
Haemonetics Corp. (a)	92,558	9,356,688
Hill-Rom Holdings, Inc.	123,737	11,268,729
Hologic, Inc. (a)	477,045	32,830,237
ICU Medical, Inc. (a)	36,083	6,415,197
IDEXX Laboratories, Inc. (a)	156,451	66,463,514
Insulet Corp. (a)	122,036	27,122,501
Integra LifeSciences Holdings Corp. (a)(b)	132,602	5,847,748
Masimo Corp. (a)	90,956	20,357,772
Novocure Ltd. (a)(b)	184,954	22,582,883
Penumbra, Inc. (a)(b)	61,236	15,984,433
Quidel Corp. (a)	68,986	18,508,254
ResMed, Inc.	266,609	51,172,931
STERIS PLC	156,431	27,718,009
Tandem Diabetes Care, Inc. (a)	110,083	11,999,047
Teleflex, Inc.	86,424	27,502,710
The Cooper Companies, Inc.	90,604	28,907,206
Varian Medical Systems, Inc. (a)	168,783	29,165,702
West Pharmaceutical Services, Inc.	136,495	37,136,195
Zimmer Biomet Holdings, Inc.	385,449	50,917,813
		618,087,545
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	162,906	5,807,599
Amedisys, Inc. (a)	58,661	15,193,199
AmerisourceBergen Corp.	271,206	26,054,760
Cardinal Health, Inc.	545,054	24,958,023
Chemed Corp.	28,777	13,764,615
DaVita HealthCare Partners, Inc. (a)	153,970	13,279,913
Encompass Health Corp.	182,877	11,212,189
Guardant Health, Inc. (a)	152,429	16,258,077
Henry Schein, Inc. (a)	264,678	16,828,227
Laboratory Corp. of America Holdings (a)	180,487	36,055,888
McKesson Corp.	300,657	44,343,901
Molina Healthcare, Inc. (a)	109,379	20,395,902
Oak Street Health, Inc. (a)(b)	31,893	1,517,788
Premier, Inc. (b)	113,885	3,727,456
Quest Diagnostics, Inc.	248,827	30,391,730
Universal Health Services, Inc. Class B	136,708	14,976,361
		294,765,628
Health Care Technology - 1.1%
Cerner Corp.	566,436	39,701,499
Change Healthcare, Inc. (a)	449,614	6,362,038
Livongo Health, Inc.	102,579	13,092,601
Teladoc Health, Inc. (a)(b)	133,415	26,210,711
Veeva Systems, Inc. Class A (a)	248,519	67,112,556
		152,479,405
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	106,608	14,594,635
Adaptive Biotechnologies Corp. (a)(b)	141,382	6,514,883
Agilent Technologies, Inc.	575,308	58,733,194
Avantor, Inc. (a)	832,922	19,382,095
Berkeley Lights, Inc. (a)	17,314	1,256,477
Bio-Rad Laboratories, Inc. Class A (a)	39,291	23,041,028
Bio-Techne Corp.	70,516	17,798,944
Bruker Corp.	191,409	8,142,539
Charles River Laboratories International, Inc. (a)	91,004	20,721,611
IQVIA Holdings, Inc. (a)	353,724	54,469,959
Mettler-Toledo International, Inc. (a)	43,868	43,776,316
PerkinElmer, Inc.	207,408	26,869,706
PPD, Inc.	296,679	9,754,806
PRA Health Sciences, Inc. (a)	117,282	11,427,958
QIAGEN NV (a)	418,314	19,844,816
Syneos Health, Inc. (a)	128,072	6,798,062
Waters Corp. (a)	113,940	25,388,111
		368,515,140
Pharmaceuticals - 0.9%
Catalent, Inc. (a)	302,541	26,554,024
Elanco Animal Health, Inc. (a)	744,333	23,081,766
Horizon Therapeutics PLC (a)	363,027	27,201,613
Jazz Pharmaceuticals PLC (a)	100,386	14,465,623
Mylan NV (a)	957,441	13,921,192
Nektar Therapeutics (a)(b)	320,989	5,084,466
Perrigo Co. PLC	253,358	11,114,815
Reata Pharmaceuticals, Inc. (a)(b)	44,590	5,204,099
Royalty Pharma PLC	190,404	6,987,827
		133,615,425

TOTAL HEALTH CARE		1,944,313,567

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)(b)	116,131	11,485,356
BWX Technologies, Inc.	176,618	9,715,756
Curtiss-Wright Corp.	76,912	6,488,296
HEICO Corp. (b)	82,780	8,696,039
HEICO Corp. Class A	145,268	13,582,558
Hexcel Corp.	154,732	5,180,427
Howmet Aerospace, Inc.	733,072	12,645,492
Huntington Ingalls Industries, Inc.	73,466	10,834,766
Mercury Systems, Inc. (a)	101,204	6,970,932
Spirit AeroSystems Holdings, Inc. Class A	195,064	3,548,214
Teledyne Technologies, Inc. (a)	67,562	20,886,792
Textron, Inc.	422,741	15,134,128
TransDigm Group, Inc.	97,199	46,403,775
Virgin Galactic Holdings, Inc. (a)(b)	123,881	2,158,007
		173,730,538
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	246,628	21,809,314
Expeditors International of Washington, Inc.	308,717	27,281,321
XPO Logistics, Inc. (a)	168,572	15,171,480
		64,262,115
Airlines - 0.9%
Alaska Air Group, Inc.	222,838	8,443,332
American Airlines Group, Inc. (b)	939,101	10,593,059
Copa Holdings SA Class A (b)	57,988	2,857,649
Delta Air Lines, Inc.	1,186,908	36,366,861
JetBlue Airways Corp. (a)(b)	505,006	6,044,922
Southwest Airlines Co.	1,096,352	43,338,795
United Airlines Holdings, Inc. (a)	540,517	18,301,906
		125,946,524
Building Products - 2.1%
A.O. Smith Corp.	246,405	12,736,674
Allegion PLC	171,055	16,848,918
Armstrong World Industries, Inc.	88,577	5,305,762
Carrier Global Corp.	1,615,779	53,950,861
Fortune Brands Home & Security, Inc.	256,750	20,763,373
Johnson Controls International PLC	1,386,401	58,519,986
Lennox International, Inc. (b)	64,188	17,437,312
Masco Corp.	489,234	26,222,942
Owens Corning	198,462	12,993,307
The AZEK Co., Inc.	74,343	2,486,030
Trane Technologies PLC	444,422	58,997,021
Trex Co., Inc. (a)(b)	214,704	14,930,516
		301,192,702
Commercial Services & Supplies - 1.3%
ADT, Inc.	285,538	1,881,695
Cintas Corp.	164,261	51,668,298
Clean Harbors, Inc. (a)	95,315	5,048,836
Copart, Inc. (a)	378,034	41,719,832
IAA Spinco, Inc. (a)	249,270	14,106,189
MSA Safety, Inc.	67,560	8,912,515
Republic Services, Inc.	390,982	34,472,883
Rollins, Inc.	275,258	15,923,675
Stericycle, Inc. (a)	169,483	10,558,791
		184,292,714
Construction & Engineering - 0.4%
AECOM (a)	283,794	12,725,323
Jacobs Engineering Group, Inc.	233,838	22,214,610
Quanta Services, Inc.	253,861	15,848,542
Valmont Industries, Inc.	38,848	5,514,474
		56,302,949
Electrical Equipment - 1.2%
Acuity Brands, Inc. (b)	72,880	6,496,523
AMETEK, Inc.	426,473	41,879,649
Generac Holdings, Inc. (a)(b)	113,731	23,900,570
GrafTech International Ltd.	125,476	846,963
Hubbell, Inc. Class B	100,312	14,596,399
nVent Electric PLC	287,850	5,195,693
Regal Beloit Corp.	75,070	7,405,656
Rockwell Automation, Inc.	215,607	51,124,732
Sensata Technologies, Inc. PLC (a)	286,539	12,524,620
Vertiv Holdings Co.	406,751	7,179,155
		171,149,960
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	100,362	12,431,841
Machinery - 4.1%
AGCO Corp.	114,730	8,837,652
Allison Transmission Holdings, Inc.	209,387	7,569,340
Colfax Corp. (a)	184,203	5,008,480
Crane Co.	90,309	4,583,182
Cummins, Inc.	274,185	60,290,540
Donaldson Co., Inc.	235,437	11,183,258
Dover Corp.	267,444	29,608,725
Flowserve Corp.	241,283	7,026,161
Fortive Corp.	553,543	34,098,249
Gates Industrial Corp. PLC (a)	82,350	914,085
Graco, Inc.	306,572	18,976,807
IDEX Corp.	140,249	23,897,027
Ingersoll Rand, Inc. (a)	645,170	22,542,240
ITT, Inc.	160,461	9,709,495
Lincoln Electric Holdings, Inc.	105,931	10,785,894
Middleby Corp. (a)(b)	102,240	10,176,970
Nordson Corp.	106,932	20,683,857
Oshkosh Corp.	125,726	8,468,903
Otis Worldwide Corp.	759,128	46,519,364
PACCAR, Inc.	630,845	53,861,546
Parker Hannifin Corp.	238,239	49,639,478
Pentair PLC	306,382	15,245,568
Snap-On, Inc.	99,866	15,731,891
Stanley Black & Decker, Inc.	286,896	47,682,115
Timken Co.	117,444	7,011,407
Toro Co.	198,437	16,291,678
Trinity Industries, Inc. (b)	168,004	3,165,195
Westinghouse Air Brake Co.	337,390	20,007,227
Woodward, Inc.	103,359	8,222,208
Xylem, Inc.	332,893	29,008,296
		606,746,838
Marine - 0.0%
Kirby Corp. (a)	110,702	4,260,920
Professional Services - 1.9%
CoreLogic, Inc.	146,972	11,306,556
CoStar Group, Inc. (a)	72,517	59,725,726
Dun & Bradstreet Holdings, Inc. (a)(b)	159,416	4,119,309
Equifax, Inc.	225,062	30,743,469
FTI Consulting, Inc. (a)	66,793	6,576,439
IHS Markit Ltd.	738,285	59,705,108
Manpower, Inc.	107,314	7,283,401
Nielsen Holdings PLC	661,692	8,939,459
Robert Half International, Inc.	207,225	10,504,235
TransUnion Holding Co., Inc.	353,650	28,171,759
Verisk Analytics, Inc.	294,826	52,470,183
		279,545,644
Road & Rail - 0.8%
AMERCO	16,548	5,744,804
J.B. Hunt Transport Services, Inc.	156,191	19,014,692
Kansas City Southern	176,492	31,087,301
Knight-Swift Transportation Holdings, Inc. Class A	232,076	8,816,567
Landstar System, Inc.	70,838	8,833,499
Lyft, Inc. (a)	450,748	10,290,577
Old Dominion Freight Lines, Inc.	181,486	34,549,490
Ryder System, Inc.	97,351	4,795,510
Schneider National, Inc. Class B (b)	109,616	2,418,129
		125,550,569
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	197,647	5,383,904
Fastenal Co.	1,065,251	46,050,801
HD Supply Holdings, Inc. (a)	298,896	11,913,995
MSC Industrial Direct Co., Inc. Class A	82,764	5,765,340
United Rentals, Inc. (a)	134,153	23,918,138
Univar, Inc. (a)	308,925	5,125,066
W.W. Grainger, Inc.	82,847	28,998,107
Watsco, Inc.	60,478	13,555,539
		140,710,890
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	136,732	3,527,686

TOTAL INDUSTRIALS		2,249,651,890

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	109,333	22,839,664
Ciena Corp. (a)(b)	283,456	11,165,332
CommScope Holding Co., Inc. (a)	357,434	3,181,163
EchoStar Holding Corp. Class A (a)(b)	88,946	2,059,989
F5 Networks, Inc. (a)	113,167	15,044,421
Juniper Networks, Inc.	610,447	12,038,015
Lumentum Holdings, Inc. (a)	138,763	11,474,312
Motorola Solutions, Inc.	316,522	50,029,467
Ubiquiti, Inc.	15,793	2,931,339
ViaSat, Inc. (a)(b)	108,582	3,680,930
		134,444,632
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	537,239	60,622,049
Arrow Electronics, Inc. (a)	142,686	11,113,813
Avnet, Inc.	181,801	4,485,031
CDW Corp.	264,138	32,383,319
Cognex Corp.	306,857	20,221,876
Coherent, Inc. (a)	44,724	5,596,761
Corning, Inc.	1,395,456	44,612,728
Dolby Laboratories, Inc. Class A	116,808	8,769,945
FLIR Systems, Inc.	242,297	8,405,283
IPG Photonics Corp. (a)	66,022	12,277,451
Jabil, Inc.	272,882	9,043,309
Keysight Technologies, Inc. (a)	348,293	36,525,487
Littelfuse, Inc.	43,766	8,663,042
National Instruments Corp.	239,415	7,488,901
SYNNEX Corp.	77,010	10,137,596
Trimble, Inc. (a)(b)	464,402	22,351,668
Vontier Corp. (a)	220,566	6,339,067
Zebra Technologies Corp. Class A (a)	97,740	27,722,974
		336,760,300
IT Services - 4.1%
Akamai Technologies, Inc. (a)	297,440	28,292,493
Alliance Data Systems Corp.	87,013	4,484,650
Amdocs Ltd.	246,212	13,881,433
BigCommerce Holdings, Inc. (a)(b)	16,378	1,202,145
Black Knight, Inc. (a)	281,434	24,752,120
Booz Allen Hamilton Holding Corp. Class A	251,690	19,757,665
Broadridge Financial Solutions, Inc.	212,853	29,288,573
CACI International, Inc. Class A (a)	46,092	9,611,565
DXC Technology Co.	470,990	8,675,636
EPAM Systems, Inc. (a)	98,829	30,533,220
Euronet Worldwide, Inc. (a)	93,395	8,297,212
Fastly, Inc. Class A (a)	146,380	9,296,594
FleetCor Technologies, Inc. (a)	153,431	33,894,442
Gartner, Inc. (a)	161,184	19,358,198
Genpact Ltd.	348,325	11,971,930
GoDaddy, Inc. (a)	308,187	21,801,148
Jack Henry & Associates, Inc.	141,883	21,034,155
Leidos Holdings, Inc.	250,539	20,794,737
MongoDB, Inc. Class A (a)(b)	93,601	21,385,020
Okta, Inc. (a)	213,966	44,896,486
Paychex, Inc.	596,810	49,087,623
Sabre Corp. (b)	512,689	3,342,732
Science Applications International Corp.	107,788	8,231,770
StoneCo Ltd. Class A (a)	332,007	17,443,648
Switch, Inc. Class A	163,321	2,296,293
The Western Union Co.	761,179	14,797,320
Twilio, Inc. Class A (a)	254,793	71,079,607
VeriSign, Inc. (a)	190,104	36,252,833
WEX, Inc. (a)	81,821	10,354,448
		596,095,696
Semiconductors & Semiconductor Equipment - 3.6%
Cirrus Logic, Inc. (a)	108,294	7,458,208
Cree, Inc. (a)(b)	200,939	12,779,720
Enphase Energy, Inc. (a)(b)	196,510	19,275,666
Entegris, Inc.	248,726	18,597,243
First Solar, Inc. (a)	170,524	14,843,262
Inphi Corp. (a)	88,755	12,404,399
KLA-Tencor Corp.	288,785	56,942,626
Marvell Technology Group Ltd.	1,226,265	45,997,200
Maxim Integrated Products, Inc.	493,982	34,405,846
Microchip Technology, Inc.	450,671	47,356,509
MKS Instruments, Inc.	101,256	10,975,138
Monolithic Power Systems, Inc.	81,009	25,890,476
ON Semiconductor Corp. (a)	753,278	18,899,745
Qorvo, Inc. (a)	212,286	27,036,745
Skyworks Solutions, Inc.	310,188	43,826,463
SolarEdge Technologies, Inc. (a)	90,876	23,417,836
Teradyne, Inc.	307,963	27,054,550
Universal Display Corp.	79,688	15,802,927
Xilinx, Inc.	454,449	53,938,552
		516,903,111
Software - 7.5%
2U, Inc. (a)(b)	125,877	4,638,567
Alteryx, Inc. Class A (a)(b)	97,827	12,262,614
Anaplan, Inc. (a)	241,943	13,391,545
ANSYS, Inc. (a)	159,416	48,521,448
Aspen Technology, Inc. (a)(b)	125,486	13,779,618
Avalara, Inc. (a)	153,521	22,882,305
Bill.Com Holdings, Inc. (a)	101,198	10,119,800
Cadence Design Systems, Inc. (a)	512,941	56,100,357
CDK Global, Inc. (b)	226,097	9,744,781
Ceridian HCM Holding, Inc. (a)	199,557	17,205,805
Citrix Systems, Inc.	229,306	25,973,491
Cloudflare, Inc. (a)	202,619	10,530,109
Coupa Software, Inc. (a)	123,605	33,089,059
Crowdstrike Holdings, Inc. (a)	282,205	34,948,267
Datadog, Inc. Class A (a)	283,612	25,737,789
DocuSign, Inc. (a)	331,705	67,087,336
Dropbox, Inc. Class A (a)(b)	456,009	8,326,724
Duck Creek Technologies, Inc. (a)	26,546	1,151,300
Dynatrace, Inc. (a)	339,612	11,991,700
Elastic NV (a)	121,089	12,279,635
Everbridge, Inc. (a)(b)	63,578	6,655,981
Fair Isaac Corp. (a)	52,107	20,397,285
FireEye, Inc. (a)(b)	410,988	5,688,074
Five9, Inc. (a)	114,594	17,386,202
Fortinet, Inc. (a)	247,442	27,310,174
Globant SA (a)(b)	71,517	12,916,685
Guidewire Software, Inc. (a)	154,196	14,819,778
HubSpot, Inc. (a)	77,053	22,350,764
Jamf Holding Corp. (a)(b)	37,017	1,206,754
Manhattan Associates, Inc. (a)(b)	117,312	10,030,176
Medallia, Inc. (a)(b)	155,263	4,417,232
nCino, Inc. (a)	26,756	1,886,833
New Relic, Inc. (a)	94,852	5,753,722
Nortonlifelock, Inc.	1,022,604	21,034,964
Nuance Communications, Inc. (a)	521,917	16,654,371
Nutanix, Inc. Class A (a)	339,424	8,261,580
Pagerduty, Inc. (a)(b)	127,450	3,453,895
Palo Alto Networks, Inc. (a)	176,088	38,948,905
Parametric Technology Corp. (a)	193,691	16,246,801
Paycom Software, Inc.(a)	91,666	33,374,674
Paylocity Holding Corp. (a)	64,193	11,909,085
Pegasystems, Inc.	73,223	8,485,081
Pluralsight, Inc. (a)(b)	193,196	3,033,177
Proofpoint, Inc. (a)	105,051	10,057,583
RealPage, Inc. (a)	163,084	9,082,148
RingCentral, Inc. (a)	144,284	37,274,329
Slack Technologies, Inc. Class A (a)(b)	709,552	18,150,340
Smartsheet, Inc. (a)(b)	205,058	10,222,141
SolarWinds, Inc. (a)(b)	85,988	1,756,735
Splunk, Inc. (a)	295,848	58,589,738
SS&C Technologies Holdings, Inc.	418,337	24,773,917
Synopsys, Inc. (a)	278,538	59,568,137
Teradata Corp. (a)(b)	201,098	3,694,170
The Trade Desk, Inc. (a)	76,893	43,556,040
Tyler Technologies, Inc. (a)	73,838	28,381,850
Zendesk, Inc. (a)(b)	212,796	23,607,588
Zscaler, Inc. (a)	130,552	17,722,434
		1,098,421,593
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	2,407,840	20,803,738
HP, Inc.	2,662,580	47,819,937
NCR Corp. (a)	235,499	4,785,340
NetApp, Inc.	411,094	18,042,916
Pure Storage, Inc. Class A (a)	447,806	7,209,677
Western Digital Corp.	558,784	21,082,920
Xerox Holdings Corp.	335,580	5,832,380
		125,576,908

TOTAL INFORMATION TECHNOLOGY		2,808,202,240

MATERIALS - 5.5%
Chemicals - 2.5%
Albemarle Corp. U.S. (b)	195,926	18,262,262
Ashland Global Holdings, Inc.	102,553	7,155,123
Axalta Coating Systems Ltd. (a)	391,002	9,818,060
Cabot Corp.	103,449	3,932,096
Celanese Corp. Class A	219,510	24,916,580
CF Industries Holdings, Inc.	396,690	10,952,611
Corteva, Inc.	1,395,715	46,030,681
Eastman Chemical Co.	252,905	20,444,840
Element Solutions, Inc. (a)	402,799	4,720,804
FMC Corp.	240,929	24,753,045
Huntsman Corp.	372,013	9,036,196
International Flavors & Fragrances, Inc. (b)	199,185	20,448,332
LyondellBasell Industries NV Class A	477,239	32,667,010
NewMarket Corp.	12,774	4,569,132
Olin Corp.	264,799	4,382,423
PPG Industries, Inc.	438,845	56,926,973
RPM International, Inc.	237,958	20,147,904
The Chemours Co. LLC	302,930	6,101,010
The Mosaic Co.	641,641	11,870,359
The Scotts Miracle-Gro Co. Class A	75,149	11,276,107
Valvoline, Inc.	343,698	6,760,540
W.R. Grace & Co.	104,422	4,541,313
Westlake Chemical Corp.	63,002	4,260,195
		363,973,596
Construction Materials - 0.5%
Eagle Materials, Inc.	76,523	6,523,586
Martin Marietta Materials, Inc.	115,710	30,819,359
Vulcan Materials Co.	245,909	35,617,460
		72,960,405
Containers & Packaging - 1.7%
Amcor PLC	2,930,416	30,564,239
Aptargroup, Inc.	119,271	13,607,628
Ardagh Group SA	34,511	568,741
Avery Dennison Corp.	154,874	21,433,013
Ball Corp.	592,950	52,772,550
Berry Global Group, Inc. (a)	246,740	11,505,486
Crown Holdings, Inc. (a)	241,196	20,694,617
Graphic Packaging Holding Co.	515,376	6,849,347
International Paper Co.	731,913	32,021,194
Packaging Corp. of America	174,420	19,969,346
Sealed Air Corp.	289,421	11,458,177
Silgan Holdings, Inc.	145,711	5,019,744
Sonoco Products Co.	185,974	9,092,269
WestRock Co.	476,273	17,884,051
		253,440,402
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	2,698,370	46,789,736
Nucor Corp.	561,413	26,813,085
Reliance Steel & Aluminum Co.	117,781	12,836,951
Royal Gold, Inc.	121,687	14,457,632
Steel Dynamics, Inc.	372,135	11,714,810
		112,612,214

TOTAL MATERIALS		802,986,617

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	233,012	35,305,978
American Campus Communities, Inc.	254,106	9,518,811
American Homes 4 Rent Class A	481,829	13,621,306
Americold Realty Trust	377,937	13,692,658
Apartment Investment & Management Co. Class A	274,774	8,765,291
Apple Hospitality (REIT), Inc.	389,716	3,858,188
AvalonBay Communities, Inc.	261,947	36,444,686
Boston Properties, Inc.	290,264	21,018,016
Brandywine Realty Trust (SBI)	313,330	2,744,771
Brixmor Property Group, Inc.	549,318	6,020,525
Brookfield Property REIT, Inc. Class A (b)	85,558	1,261,981
Camden Property Trust (SBI)	175,078	16,149,195
CoreSite Realty Corp.	74,627	8,907,479
Corporate Office Properties Trust (SBI)	208,062	4,666,831
Cousins Properties, Inc.	275,100	7,009,548
CubeSmart	358,846	12,175,645
CyrusOne, Inc.	216,526	15,384,172
Douglas Emmett, Inc.	309,175	7,296,530
Duke Realty Corp.	685,875	26,056,391
Empire State Realty Trust, Inc.	266,159	1,431,935
EPR Properties	137,798	3,285,104
Equity Commonwealth	217,065	5,734,857
Equity Lifestyle Properties, Inc.	324,137	19,185,669
Equity Residential (SBI)	684,654	32,165,045
Essex Property Trust, Inc.	121,572	24,872,415
Extra Space Storage, Inc.	234,692	27,212,537
Federal Realty Investment Trust (SBI)	139,580	9,600,312
First Industrial Realty Trust, Inc.	234,281	9,326,727
Gaming & Leisure Properties	382,350	13,898,423
Healthcare Trust of America, Inc.	403,423	9,803,179
Healthpeak Properties, Inc.	1,004,838	27,100,481
Highwoods Properties, Inc. (SBI)	190,695	5,676,990
Host Hotels & Resorts, Inc.	1,297,799	13,600,934
Hudson Pacific Properties, Inc.	278,633	5,366,472
Invitation Homes, Inc.	1,044,443	28,471,516
Iron Mountain, Inc.	530,897	13,835,176
JBG SMITH Properties	225,980	5,276,633
Kilroy Realty Corp.	213,044	10,030,112
Kimco Realty Corp.	767,099	7,870,436
Lamar Advertising Co. Class A	159,395	9,876,114
Life Storage, Inc.	86,560	9,880,824
Medical Properties Trust, Inc.	965,279	17,201,272
Mid-America Apartment Communities, Inc.	212,287	24,759,033
National Retail Properties, Inc.	317,547	10,164,679
Omega Healthcare Investors, Inc.	417,821	12,037,423
Outfront Media, Inc.	267,228	3,503,359
Paramount Group, Inc.	352,823	2,039,317
Park Hotels & Resorts, Inc.	436,200	4,331,466
Rayonier, Inc.	244,587	6,207,618
Realty Income Corp.	640,120	37,037,343
Regency Centers Corp.	313,007	11,139,919
Rexford Industrial Realty, Inc.	229,052	10,641,756
Simon Property Group, Inc.	566,374	35,573,951
SL Green Realty Corp.	135,363	5,794,890
Spirit Realty Capital, Inc.	190,753	5,732,128
Store Capital Corp.	432,780	11,122,446
Sun Communities, Inc.	179,926	24,763,215
Taubman Centers, Inc.	111,606	3,729,873
UDR, Inc.	543,746	16,986,625
Ventas, Inc.	694,670	27,418,625
VEREIT, Inc.	2,005,082	12,431,508
VICI Properties, Inc.	995,576	22,848,469
Vornado Realty Trust	325,368	9,998,559
Weingarten Realty Investors (SBI)	225,298	3,573,226
Welltower, Inc.	778,209	41,844,298
Weyerhaeuser Co.	1,390,115	37,936,238
WP Carey, Inc.	319,232	19,987,116
		962,204,245
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	621,140	31,305,456
Howard Hughes Corp. (a)	72,423	4,503,986
Jones Lang LaSalle, Inc.	95,597	10,789,077
		46,598,519

TOTAL REAL ESTATE		1,008,802,764

UTILITIES - 6.0%
Electric Utilities - 2.8%
Alliant Energy Corp.	465,683	25,742,956
Avangrid, Inc.	104,989	5,180,157
Edison International	665,785	37,310,591
Entergy Corp.	373,905	37,846,664
Evergy, Inc.	421,852	23,286,230
Eversource Energy	638,498	55,721,720
FirstEnergy Corp.	1,009,710	30,008,581
Hawaiian Electric Industries, Inc.	198,454	6,556,920
IDACORP, Inc.	93,350	8,189,596
NRG Energy, Inc.	451,561	14,278,359
OGE Energy Corp.	371,328	11,425,763
PG&E Corp.(a)	2,409,361	23,033,491
Pinnacle West Capital Corp.	208,898	17,039,810
PPL Corp.	1,434,228	39,441,270
Xcel Energy, Inc.	977,011	68,420,080
		403,482,188
Gas Utilities - 0.3%
Atmos Energy Corp.	225,735	20,693,127
National Fuel Gas Co. (b)	161,201	6,441,592
UGI Corp.	386,301	12,492,974
		39,627,693
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	1,230,806	24,000,717
Vistra Corp.	905,729	15,732,513
		39,733,230
Multi-Utilities - 2.2%
Ameren Corp.	457,601	37,120,593
CenterPoint Energy, Inc.	938,256	19,825,349
CMS Energy Corp.	530,974	33,626,583
Consolidated Edison, Inc.	623,077	48,905,314
DTE Energy Co.	357,342	44,103,150
MDU Resources Group, Inc.	370,433	8,801,488
NiSource, Inc.	710,571	16,321,816
Public Service Enterprise Group, Inc.	939,815	54,650,242
WEC Energy Group, Inc.	586,952	59,018,024
		322,372,559
Water Utilities - 0.4%
American Water Works Co., Inc.	336,532	50,651,431
Essential Utilities, Inc.	416,180	17,146,616
		67,798,047

TOTAL UTILITIES		873,013,717

TOTAL COMMON STOCKS
(Cost $12,856,105,274)		14,574,159,872
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $449,993)	450,000	449,997
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.10% (d)	2,750,191	$2,750,741
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	463,329,553	463,375,885
TOTAL MONEY MARKET FUNDS
(Cost $466,122,710)		466,126,626
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $13,322,677,977)		15,040,736,495
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(455,619,615)
NET ASSETS - 100%		$14,585,116,880

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	92	Dec. 2020	$17,439,520	$509,615	$509,615

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $449,997.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,449
Fidelity Securities Lending Cash Central Fund	948,912
Total	$963,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$669,280,706	$669,280,706	$--	$--
Consumer Discretionary	1,697,767,332	1,697,767,332	--	--
Consumer Staples	616,367,510	616,367,510	--	--
Energy	326,285,940	326,285,940	--	--
Financials	1,577,487,589	1,577,487,589	--	--
Health Care	1,944,313,567	1,944,313,567	--	--
Industrials	2,249,651,890	2,249,651,890	--	--
Information Technology	2,808,202,240	2,808,202,240	--	--
Materials	802,986,617	802,986,617	--	--
Real Estate	1,008,802,764	1,008,802,764	--	--
Utilities	873,013,717	873,013,717	--	--
U.S. Government and Government Agency Obligations	449,997	--	449,997	--
Money Market Funds	466,126,626	466,126,626	--	--
Total Investments in Securities:	$15,040,736,495	$15,040,286,498	$449,997	$--
Derivative Instruments:
Assets
Futures Contracts	$509,615	$509,615	$--	$--
Total Assets	$509,615	$509,615	$--	$--
Total Derivative Instruments:	$509,615	$509,615	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$509,615	$0
Total Equity Risk	509,615	0
Total Value of Derivatives	$509,615	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $441,582,816) — See accompanying schedule: Unaffiliated issuers (cost $12,856,555,267)	$14,574,609,869
Fidelity Central Funds (cost $466,122,710)	466,126,626
Total Investment in Securities (cost $13,322,677,977)		$15,040,736,495
Segregated cash with brokers for derivative instruments		526,545
Receivable for fund shares sold		20,314,567
Dividends receivable		7,089,917
Distributions receivable from Fidelity Central Funds		117,738
Other receivables		881
Total assets		15,068,786,143
Liabilities
Payable for fund shares redeemed	$19,903,134
Accrued management fee	315,207
Payable for daily variation margin on futures contracts	88,963
Collateral on securities loaned	463,361,959
Total liabilities		483,669,263
Net Assets		$14,585,116,880
Net Assets consist of:
Paid in capital		$12,744,796,482
Total accumulated earnings (loss)		1,840,320,398
Net Assets		$14,585,116,880
Net Asset Value, offering price and redemption price per share ($14,585,116,880 ÷ 631,594,951 shares)		$23.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$106,572,821
Interest		1,696
Income from Fidelity Central Funds (including $948,912 from security lending)		963,361
Total income		107,537,878
Expenses
Management fee	$1,706,462
Independent trustees' fees and expenses	19,888
Total expenses before reductions	1,726,350
Expense reductions	(206)
Total expenses after reductions		1,726,144
Net investment income (loss)		105,811,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	180,172,342
Fidelity Central Funds	(2,534)
Futures contracts	12,543,333
Total net realized gain (loss)		192,713,141
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,855,716,161
Fidelity Central Funds	(863)
Futures contracts	(4,831,893)
Total change in net unrealized appreciation (depreciation)		1,850,883,405
Net gain (loss)		2,043,596,546
Net increase (decrease) in net assets resulting from operations		$2,149,408,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,811,734	$208,358,948
Net realized gain (loss)	192,713,141	129,748,491
Change in net unrealized appreciation (depreciation)	1,850,883,405	(1,646,648,827)
Net increase (decrease) in net assets resulting from operations	2,149,408,280	(1,308,541,388)
Distributions to shareholders	(78,508,849)	(359,085,200)
Share transactions
Proceeds from sales of shares	2,522,310,467	7,065,636,806
Reinvestment of distributions	74,638,056	341,790,373
Cost of shares redeemed	(2,038,135,491)	(3,490,385,520)
Net increase (decrease) in net assets resulting from share transactions	558,813,032	3,917,041,659
Total increase (decrease) in net assets	2,629,712,463	2,249,415,071
Net Assets
Beginning of period	11,955,404,417	9,705,989,346
End of period	$14,585,116,880	$11,955,404,417
Other Information
Shares
Sold	113,983,033	324,448,236
Issued in reinvestment of distributions	3,324,635	14,582,920
Redeemed	(92,341,120)	(163,171,799)
Net increase (decrease)	24,966,548	175,859,357

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.71	$22.53	$20.85	$19.25	$16.87	$17.98
Income from Investment Operations
Net investment income (loss)A	.17	.40	.36	.34	.31	.31
Net realized and unrealized gain (loss)	3.34	(2.54)	1.80	1.79	2.48	(.72)
Total from investment operations	3.51	(2.14)	2.16	2.13	2.79	(.41)
Distributions from net investment income	(.11)	(.34)	(.34)	(.28)	(.25)	(.24)
Distributions from net realized gain	(.02)	(.34)	(.14)	(.25)	(.16)	(.46)
Total distributions	(.13)	(.68)	(.48)	(.53)	(.41)	(.70)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$23.09	$19.71	$22.53	$20.85	$19.25	$16.87
Total ReturnC,D	17.82%	(9.99)%	10.68%	11.13%	16.70%	(2.13)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%	.03%	.04%	.05%	.12%
Expenses net of fee waivers, if any	.03%G	.03%	.03%	.04%	.04%	.04%
Expenses net of all reductions	.03%G	.03%	.03%	.04%	.04%	.04%
Net investment income (loss)	1.53%G	1.82%	1.71%	1.66%	1.67%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$14,585,117	$11,955,404	$9,705,989	$393,979	$191,401	$7,598
Portfolio turnover rateH	24%G	14%	12%	10%I	14%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
MyoKardia, Inc.	0.6
Mirati Therapeutics, Inc.	0.5
Penn National Gaming, Inc.	0.4
Sunrun, Inc.	0.4
Caesars Entertainment, Inc.	0.4
Deckers Outdoor Corp.	0.4
Darling Ingredients, Inc.	0.4
LHC Group, Inc.	0.4
Lithia Motors, Inc. Class A (sub. vtg.)	0.3
iRhythm Technologies, Inc.	0.3
4.1

Top Market Sectors as of October 31, 2020

% of fund's net assets
Health Care	21.2
Financials	15.9
Industrials	15.0
Information Technology	13.5
Consumer Discretionary	13.2
Real Estate	6.3
Materials	4.1
Consumer Staples	3.4
Utilities	3.3
Communication Services	2.1

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments – 4.3%

Fidelity® Small Cap Index Fund

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	353,041	$674,308
ATN International, Inc.	76,156	3,404,173
Bandwidth, Inc. (a)(b)	123,195	19,754,934
Cincinnati Bell, Inc. (a)	325,239	4,894,847
Cogent Communications Group, Inc.	275,369	15,365,590
Consolidated Communications Holdings, Inc. (a)(b)	410,322	1,916,204
IDT Corp. Class B (a)	103,731	988,556
Iridium Communications, Inc. (a)	752,726	19,879,494
Liberty Latin America Ltd.:
Class A (a)	217,421	2,130,726
Class C (a)	1,015,200	9,867,744
Ooma, Inc. (a)	143,805	2,029,089
ORBCOMM, Inc. (a)	417,677	1,796,011
PDVWireless, Inc. (a)	74,184	2,367,953
Vonage Holdings Corp. (a)(b)	1,490,010	15,764,306
		100,833,935
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	50,740	119,746
Cinemark Holdings, Inc. (b)	740,531	6,064,949
Eros International PLC (a)(b)	1,071,874	2,057,998
Gaia, Inc. Class A (a)	79,927	810,460
Glu Mobile, Inc. (a)(b)	942,431	6,747,806
IMAX Corp. (a)(b)	356,448	4,109,845
LiveXLive Media, Inc. (a)(b)	336,348	676,059
Marcus Corp. (b)	2,586	18,955
		20,605,818
Interactive Media & Services - 0.3%
CarGurus, Inc. Class A (a)	551,960	11,000,563
Cars.com, Inc. (a)(b)	226,194	1,671,574
DHI Group, Inc. (a)	306,441	517,885
Eventbrite, Inc. (a)(b)	450,298	4,156,251
EverQuote, Inc. Class A (a)(b)	95,767	3,207,237
Liberty TripAdvisor Holdings, Inc. (a)	330,702	588,650
QuinStreet, Inc. (a)	322,377	5,159,644
TrueCar, Inc. (a)	548,535	2,391,613
Yelp, Inc. (a)	308,423	6,066,680
		34,760,097
Media - 0.7%
AMC Networks, Inc. Class A (a)(b)	272,833	5,797,701
Boston Omaha Corp. (a)(b)	91,883	1,468,290
Cardlytics, Inc. (a)(b)	168,386	12,430,255
comScore, Inc. (a)(b)	399,854	797,709
Daily Journal Corp. (a)(b)	7,146	1,937,995
E.W. Scripps Co. Class A	300,528	2,728,794
Emerald Expositions Events, Inc.	111,214	291,381
Entercom Communications Corp. Class A	610,923	916,385
Entravision Communication Corp. Class A	372,906	682,418
Fluent, Inc. (a)	287,602	733,385
Gannett Co., Inc. (b)	721,627	829,871
Gray Television, Inc. (a)	444,044	5,630,478
Hemisphere Media Group, Inc. (a)	105,166	822,398
iHeartMedia, Inc. (a)(b)	434,738	3,573,546
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	18,140	375,498
Liberty Braves Class C (a)	296,728	6,074,022
Loral Space & Communications Ltd.	68,362	1,190,182
Meredith Corp. (b)	303,135	3,334,485
MSG Network, Inc. Class A (a)(b)	199,293	1,781,679
National CineMedia, Inc.	288,770	573,208
Saga Communications, Inc. Class A	22,815	388,311
Scholastic Corp.	155,838	3,079,359
Sinclair Broadcast Group, Inc. Class A	328,630	6,105,945
TechTarget, Inc. (a)(b)	148,959	6,524,404
Tegna, Inc.	1,433,083	17,239,988
Tribune Publishing Co.	97,910	1,122,049
WideOpenWest, Inc. (a)	341,436	1,703,766
		88,133,502
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	219,183	2,047,169
Gogo, Inc. (a)(b)	364,482	2,930,435
Shenandoah Telecommunications Co.	307,823	13,427,239
Spok Holdings, Inc.	112,865	1,024,814
		19,429,657

TOTAL COMMUNICATION SERVICES		263,763,009

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.3%
Adient PLC (a)	570,235	12,100,387
American Axle & Manufacturing Holdings, Inc. (a)	761,446	5,116,917
Cooper Tire & Rubber Co.	320,451	11,020,310
Cooper-Standard Holding, Inc. (a)	85,147	1,335,956
Dana, Inc.	941,673	13,174,005
Dorman Products, Inc. (a)	170,880	15,254,458
Fox Factory Holding Corp. (a)	265,751	22,344,344
Gentherm, Inc. (a)	207,295	9,595,686
LCI Industries (b)	157,840	17,308,734
Modine Manufacturing Co. (a)	346,084	2,214,938
Motorcar Parts of America, Inc. (a)	124,885	1,839,556
Standard Motor Products, Inc.	135,941	6,226,098
Stoneridge, Inc. (a)	169,199	3,862,813
Tenneco, Inc. (a)	270,198	2,329,107
The Goodyear Tire & Rubber Co.	1,570,511	13,003,831
Visteon Corp. (a)	178,187	15,974,465
Workhorse Group, Inc. (a)(b)	603,924	9,288,351
XPEL, Inc. (a)	109,707	2,718,539
		164,708,495
Automobiles - 0.1%
Winnebago Industries, Inc.	205,194	9,633,858
Distributors - 0.1%
Core-Mark Holding Co., Inc.	284,011	7,767,701
Funko, Inc. (a)(b)	92,016	583,381
Weyco Group, Inc.	36,252	574,232
		8,925,314
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	283,744	6,650,959
American Public Education, Inc. (a)	94,336	2,666,879
Aspen Group, Inc. (a)	119,663	1,122,439
Career Education Corp. (a)	446,209	5,037,700
Carriage Services, Inc.	108,279	2,794,681
Collectors Universe, Inc.	60,489	3,322,661
Franchise Group, Inc.	142,296	3,261,424
Houghton Mifflin Harcourt Co. (a)	740,514	1,932,742
K12, Inc. (a)	260,886	6,227,349
Laureate Education, Inc. Class A (a)	713,552	9,276,176
OneSpaWorld Holdings Ltd. (b)	328,200	2,038,122
Regis Corp. (a)(b)	90,310	500,317
Strategic Education, Inc.	156,379	12,988,840
Universal Technical Institute, Inc. (a)	204,826	940,151
Vivint Smart Home, Inc. Class A (a)(b)	468,258	7,281,412
Weight Watchers International, Inc. (a)(b)	309,557	6,550,226
		72,592,078
Hotels, Restaurants & Leisure - 3.4%
Accel Entertainment, Inc. (a)	291,218	2,795,693
BFC Financial Corp. Class A	81,853	667,102
Biglari Holdings, Inc. (a)	502	219,399
Biglari Holdings, Inc. (a)	5,137	430,326
BJ's Restaurants, Inc.	147,045	4,148,139
Bloomin' Brands, Inc.	570,142	7,970,585
Bluegreen Vacations Corp. (b)	33,699	164,114
Boyd Gaming Corp.	520,021	16,495,066
Brinker International, Inc. (b)	288,486	12,560,680
Caesars Entertainment, Inc. (a)	1,062,169	47,606,415
Carrols Restaurant Group, Inc. (a)	237,808	1,391,177
Century Casinos, Inc. (a)	205,713	968,908
Churchill Downs, Inc.	243,213	36,275,219
Chuy's Holdings, Inc. (a)	129,008	2,707,878
Cracker Barrel Old Country Store, Inc.	151,869	17,285,730
Dave & Buster's Entertainment, Inc. (b)	298,574	5,123,530
Del Taco Restaurants, Inc. (a)	206,196	1,528,943
Denny's Corp. (a)(b)	413,708	3,706,824
Dine Brands Global, Inc. (b)	101,648	5,229,790
El Pollo Loco Holdings, Inc. (a)(b)	121,755	1,719,181
Everi Holdings, Inc. (a)(b)	541,968	4,666,344
Fiesta Restaurant Group, Inc. (a)	98,127	847,817
GAN Ltd. (b)	50,688	720,276
Golden Entertainment, Inc.(a)	116,917	1,503,553
Hilton Grand Vacations, Inc. (a)	545,332	11,233,839
International Game Technology PLC (b)	659,436	5,413,970
Jack in the Box, Inc.	144,760	11,589,486
Kura Sushi U.S.A., Inc. Class A (a)(b)	25,866	332,895
Lindblad Expeditions Holdings (a)	176,742	1,470,493
Marriott Vacations Worldwide Corp.	259,734	25,090,304
Monarch Casino & Resort, Inc. (a)	82,703	3,588,483
Nathan's Famous, Inc.	17,682	897,538
Noodles & Co. (a)	204,277	1,319,629
Papa John's International, Inc.	209,842	16,073,897
Penn National Gaming, Inc. (a)	974,267	52,590,933
PlayAGS, Inc. (a)	96,924	261,695
RCI Hospitality Holdings, Inc. (b)	56,260	1,203,964
Red Robin Gourmet Burgers, Inc. (a)	126,135	1,518,665
Red Rock Resorts, Inc. (b)	427,724	8,178,083
Ruth's Hospitality Group, Inc.	227,963	2,548,626
Scientific Games Corp. Class A (a)	365,444	11,650,355
SeaWorld Entertainment, Inc. (a)	332,610	7,324,072
Shake Shack, Inc. Class A (a)(b)	224,911	15,185,991
Target Hospitality Corp. (a)	194,388	169,137
Texas Roadhouse, Inc. Class A	420,546	29,450,836
The Cheesecake Factory, Inc. (b)	279,232	8,298,775
Twin River Worldwide Holdings, Inc.	115,612	2,805,903
Wingstop, Inc.	190,544	22,165,984
		417,096,242
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	195,169	2,377,158
Casper Sleep, Inc. (b)	187,239	1,241,395
Cavco Industries, Inc. (a)	58,946	10,146,964
Century Communities, Inc. (a)	187,347	7,276,557
Ethan Allen Interiors, Inc.	97,557	1,565,790
GoPro, Inc. Class A (a)	651,773	3,871,532
Green Brick Partners, Inc. (a)	157,569	2,818,909
Hamilton Beach Brands Holding Co. Class A	44,576	982,901
Helen of Troy Ltd. (a)	162,236	30,759,946
Hooker Furniture Corp.	75,214	2,068,385
Installed Building Products, Inc. (a)	147,162	13,324,047
iRobot Corp. (a)(b)	177,490	14,124,654
KB Home	566,603	18,272,947
La-Z-Boy, Inc.	284,153	9,726,557
Legacy Housing Corp. (a)	52,125	709,421
LGI Homes, Inc. (a)(b)	143,499	15,337,173
Lifetime Brands, Inc.	79,476	798,734
Lovesac (a)(b)	63,560	1,636,034
M.D.C. Holdings, Inc.	326,430	14,206,234
M/I Homes, Inc. (a)	179,455	7,343,299
Meritage Homes Corp. (a)	237,073	20,646,688
Purple Innovation, Inc. (a)	144,586	4,101,905
Skyline Champion Corp. (a)	338,516	8,682,935
Sonos, Inc. (a)	524,687	7,660,430
Taylor Morrison Home Corp. (a)	810,269	17,501,810
TopBuild Corp. (a)	212,055	32,488,947
TRI Pointe Homes, Inc. (a)	827,895	13,602,315
Tupperware Brands Corp.	317,166	10,060,506
Turtle Beach Corp. (a)	89,850	1,619,097
Universal Electronics, Inc. (a)	77,977	2,889,828
VOXX International Corp. (a)	129,754	1,470,113
		279,313,211
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	162,924	3,230,783
Duluth Holdings, Inc. (a)	74,867	1,148,460
Groupon, Inc. (a)(b)	164,464	3,188,957
Lands' End, Inc. (a)(b)	81,827	1,313,323
Liquidity Services, Inc. (a)	179,531	1,531,399
Overstock.com, Inc. (a)(b)	274,284	15,387,332
PetMed Express, Inc.	127,252	3,764,114
Quotient Technology, Inc. (a)	492,871	4,386,552
Shutterstock, Inc.	140,012	9,163,785
Stamps.com, Inc. (a)	108,967	24,325,793
Stitch Fix, Inc. (a)(b)	363,143	12,503,013
The RealReal, Inc. (a)(b)	412,216	5,189,799
The Rubicon Project, Inc. (a)(b)	699,776	6,318,977
U.S. Auto Parts Network, Inc. (a)(b)	137,936	1,750,408
Waitr Holdings, Inc. (a)	547,809	1,396,913
		94,599,608
Leisure Products - 0.7%
Acushnet Holdings Corp.	218,696	7,464,094
American Outdoor Brands, Inc. (a)	90,406	1,367,843
Callaway Golf Co.	597,893	9,261,363
Clarus Corp.	158,759	2,462,352
Escalade, Inc.	66,141	1,230,884
Johnson Outdoors, Inc. Class A	34,269	2,992,712
Malibu Boats, Inc. Class A (a)	131,184	6,668,083
Marine Products Corp.	45,665	724,247
MCBC Holdings, Inc. (a)	120,179	2,478,091
Nautilus, Inc. (a)	192,149	4,167,712
Smith & Wesson Brands, Inc. (b)	352,392	5,846,183
Sturm, Ruger & Co., Inc.	107,079	7,159,302
Vista Outdoor, Inc. (a)	372,938	7,372,984
YETI Holdings, Inc. (a)	513,966	25,431,038
		84,626,888
Multiline Retail - 0.2%
Big Lots, Inc.	252,008	11,995,581
Dillard's, Inc. Class A (b)	54,425	2,434,430
Macy's, Inc. (b)	2,111,372	13,111,620
		27,541,631
Specialty Retail - 2.8%
Aaron's Holdings Co., Inc.	431,249	22,537,073
Abercrombie & Fitch Co. Class A	398,146	5,661,636
America's Car Mart, Inc. (a)(b)	41,323	3,575,266
American Eagle Outfitters, Inc.	985,874	13,516,333
Asbury Automotive Group, Inc. (a)	123,170	12,684,047
At Home Group, Inc. (a)	345,243	5,624,008
Bed Bath & Beyond, Inc. (b)	814,900	16,135,020
Boot Barn Holdings, Inc. (a)(b)	188,166	6,025,075
Caleres, Inc.	182,229	1,399,519
Camping World Holdings, Inc.	212,724	5,624,423
Chico's FAS, Inc.	518,123	554,392
Citi Trends, Inc.	64,224	1,676,889
Conn's, Inc. (a)	68,181	638,856
DGSE Companies, Inc. (a)	50,732	204,957
DSW, Inc. Class A (b)	486,554	2,106,779
GameStop Corp. Class A (a)(b)	373,056	3,905,896
Genesco, Inc. (a)	54,765	970,436
Group 1 Automotive, Inc.	111,721	11,851,364
GrowGeneration Corp. (a)(b)	233,405	3,897,864
Guess?, Inc. (b)	289,504	3,410,357
Haverty Furniture Companies, Inc.	108,750	2,720,925
Hibbett Sports, Inc. (a)(b)	107,432	4,062,004
Hudson Ltd. (a)	294,020	2,246,313
Lithia Motors, Inc. Class A (sub. vtg.)	163,167	37,458,248
Lumber Liquidators Holdings, Inc. (a)(b)	186,675	4,129,251
MarineMax, Inc. (a)	134,567	4,034,319
Michaels Companies, Inc. (a)(b)	478,412	3,879,921
Monro, Inc. (b)	213,146	8,964,921
Murphy U.S.A., Inc.	176,542	21,589,321
National Vision Holdings, Inc. (a)	516,887	20,846,053
OneWater Marine, Inc. Class A	34,671	645,921
Rent-A-Center, Inc.	309,640	9,567,876
RH (a)(b)	99,681	33,416,062
Sally Beauty Holdings, Inc. (a)(b)	740,195	6,195,432
Shoe Carnival, Inc. (b)	61,736	1,912,581
Signet Jewelers Ltd. (b)	337,550	7,520,614
Sleep Number Corp. (a)	173,075	10,966,032
Sonic Automotive, Inc. Class A (sub. vtg.)	151,100	5,448,666
Sportsman's Warehouse Holdings, Inc. (a)	279,186	3,635,002
The Buckle, Inc. (b)	154,349	3,698,202
The Cato Corp. Class A (sub. vtg.)	90,833	555,898
The Children's Place Retail Stores, Inc. (b)	102,282	2,584,666
The Container Store Group, Inc. (a)(b)	127,338	1,212,258
The ODP Corp.	342,526	6,679,257
Tilly's, Inc.	140,098	860,202
Urban Outfitters, Inc. (a)(b)	450,182	10,057,066
Winmark Corp.	19,197	3,252,164
Zumiez, Inc. (a)	136,153	3,812,284
		343,951,649
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	429,089	22,454,227
Deckers Outdoor Corp. (a)	179,496	45,478,902
Fossil Group, Inc. (a)(b)	344,438	1,966,741
G-III Apparel Group Ltd. (a)(b)	313,747	4,229,310
Kontoor Brands, Inc. (b)	334,944	11,019,658
Lakeland Industries, Inc. (a)(b)	50,194	1,082,685
Movado Group, Inc.	73,208	798,699
Oxford Industries, Inc.	113,876	4,688,275
Rocky Brands, Inc.	44,076	1,185,644
Steven Madden Ltd.	410,615	9,858,866
Superior Group of Companies, Inc.	69,940	1,512,103
Unifi, Inc. (a)	70,317	1,054,052
Vera Bradley, Inc. (a)	83,035	526,442
Wolverine World Wide, Inc.	509,314	13,583,404
		119,439,008

TOTAL CONSUMER DISCRETIONARY		1,622,427,982

CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	221,517	4,454,707
Coca-Cola Bottling Co. Consolidated	30,300	6,937,185
Cott Corp.	999,379	12,522,220
MGP Ingredients, Inc.	83,141	3,493,585
National Beverage Corp. (a)(b)	76,596	5,996,701
Newage, Inc. (a)(b)	692,096	1,619,505
		35,023,903
Food & Staples Retailing - 0.8%
Andersons, Inc.	212,635	4,612,053
BJ's Wholesale Club Holdings, Inc. (a)(b)	876,182	33,549,009
Chefs' Warehouse Holdings (a)(b)	210,131	2,840,971
HF Foods Group, Inc. (a)(b)	226,899	1,495,264
Ingles Markets, Inc. Class A	94,244	3,379,590
Natural Grocers by Vitamin Cottage, Inc.	68,233	725,999
Performance Food Group Co. (a)	845,051	28,402,164
PriceSmart, Inc.	144,519	9,971,811
Rite Aid Corp. (a)(b)	194,827	1,780,719
SpartanNash Co.	175,112	3,223,812
United Natural Foods, Inc. (a)(b)	355,288	5,176,546
Village Super Market, Inc. Class A	53,692	1,216,124
Weis Markets, Inc.	61,147	2,776,685
		99,150,747
Food Products - 1.5%
Alico, Inc.	32,258	931,611
B&G Foods, Inc. Class A (b)	407,606	10,826,015
Bridgford Foods Corp. (a)	10,375	189,344
Cal-Maine Foods, Inc. (a)	201,057	7,710,536
Calavo Growers, Inc.	105,122	7,056,840
Darling Ingredients, Inc. (a)	1,030,962	44,331,366
Farmer Brothers Co. (a)	102,043	354,089
Fresh Del Monte Produce, Inc.	181,737	3,912,798
Freshpet, Inc. (a)	248,866	28,495,157
Hostess Brands, Inc. Class A (a)	785,632	9,930,388
J&J Snack Foods Corp.	95,133	12,897,181
John B. Sanfilippo & Son, Inc.	56,687	4,124,546
Lancaster Colony Corp.	121,182	20,133,177
Landec Corp. (a)	183,590	1,764,300
Limoneira Co.	105,927	1,464,970
Sanderson Farms, Inc.	130,363	16,682,553
Seneca Foods Corp. Class A (a)	43,917	1,618,341
The Simply Good Foods Co. (a)	550,728	10,353,686
Tootsie Roll Industries, Inc. (b)	102,802	3,071,724
Vital Farms, Inc. (a)	66,183	2,287,284
		188,135,906
Household Products - 0.3%
Central Garden & Pet Co. (a)	15,688	611,204
Central Garden & Pet Co. Class A (non-vtg.) (a)	303,779	10,750,739
Oil-Dri Corp. of America	31,889	1,089,328
WD-40 Co.	87,518	21,300,131
		33,751,402
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	257,573	4,711,010
Edgewell Personal Care Co. (a)	352,191	9,234,448
elf Beauty, Inc. (a)	292,694	5,932,907
Inter Parfums, Inc.	99,419	4,082,144
LifeVantage Corp. (a)	92,922	1,026,788
MediFast, Inc.	72,675	10,210,111
Nature's Sunshine Products, Inc. (a)	48,174	501,973
Revlon, Inc. (a)(b)	12,158	49,848
USANA Health Sciences, Inc. (a)	74,318	5,622,157
Veru, Inc. (a)	335,427	845,276
		42,216,662
Tobacco - 0.1%
Turning Point Brands, Inc.	78,004	2,922,810
Universal Corp.	153,994	6,136,661
Vector Group Ltd.	890,895	8,187,325
		17,246,796

TOTAL CONSUMER STAPLES		415,525,416

ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Archrock, Inc.	924,586	5,482,795
Aspen Aerogels, Inc. (a)	165,380	1,868,794
Bristow Group, Inc. (a)	55,063	1,144,209
Cactus, Inc.	309,789	5,266,413
Championx Corp. (a)	1,311,924	11,453,097
DMC Global, Inc. (b)	107,880	3,837,292
Dril-Quip, Inc. (a)(b)	177,495	4,597,121
Exterran Corp. (a)	143,899	608,693
Frank's International NV (a)	894,327	1,565,072
Helix Energy Solutions Group, Inc. (a)(b)	531,015	1,316,917
Liberty Oilfield Services, Inc. Class A	515,474	3,443,366
Matrix Service Co. (a)	176,456	1,341,066
Nabors Industries Ltd. (b)	6,544	185,980
Newpark Resources, Inc. (a)	145,266	103,880
Nextier Oilfield Solutions, Inc. (a)	1,221,534	2,308,699
Oceaneering International, Inc. (a)	753,412	3,073,921
Oil States International, Inc. (a)(b)	245,941	612,393
Patterson-UTI Energy, Inc.	1,483,723	3,798,331
ProPetro Holding Corp. (a)	329,023	1,299,641
RPC, Inc. (a)(b)	274,722	653,838
SEACOR Holdings, Inc. (a)	131,517	4,028,366
Select Energy Services, Inc. Class A (a)	314,107	948,603
Solaris Oilfield Infrastructure, Inc. Class A	207,634	1,231,270
Tidewater, Inc. (a)	235,656	1,380,944
Transocean Ltd. (United States) (a)(b)	1,452,491	973,895
U.S. Silica Holdings, Inc. (b)	356,409	969,432
		63,494,028
Oil, Gas & Consumable Fuels - 1.4%
Adams Resources & Energy, Inc.	14,484	276,355
Antero Resources Corp. (a)(b)	1,675,298	5,696,013
Arch Resources, Inc.	118,548	3,621,641
Ardmore Shipping Corp. (b)	244,269	683,953
Berry Petroleum Corp.	426,851	1,118,350
Bonanza Creek Energy, Inc. (a)	137,101	2,428,059
Brigham Minerals, Inc. Class A	260,525	2,297,831
Clean Energy Fuels Corp. (a)	835,558	2,072,184
CNX Resources Corp. (a)	1,466,832	14,228,270
Comstock Resources, Inc. (a)	267,858	1,422,326
CONSOL Energy, Inc. (a)(b)	124,236	470,854
Contango Oil & Gas Co. (a)(b)	614,035	767,544
CVR Energy, Inc. (b)	255,669	2,814,916
Delek U.S. Holdings, Inc.	495,083	4,980,535
DHT Holdings, Inc.	816,470	3,927,221
Diamond S Shipping, Inc. (a)(b)	198,889	1,125,712
Dorian LPG Ltd. (a)	275,804	2,261,593
Earthstone Energy, Inc. (a)(b)	165,793	445,983
Energy Fuels, Inc. (a)	914,444	1,372,730
Evolution Petroleum Corp.	175,094	386,958
Falcon Minerals Corp.	249,952	459,912
Frontline Ltd. (NY Shares) (b)	820,900	4,441,069
Golar LNG Ltd. (a)(b)	647,934	4,891,902
Goodrich Petroleum Corp. (a)	56,326	539,603
Green Plains, Inc.	254,085	3,836,684
International Seaways, Inc. (b)	176,171	2,385,355
Kosmos Energy Ltd. (b)	3,013,086	2,995,911
Magnolia Oil & Gas Corp. Class A (a)	593,351	2,575,143
Matador Resources Co. (a)(b)	348,744	2,465,620
Montage Resources Corp. (a)	184,234	911,958
NACCO Industries, Inc. Class A	23,165	451,486
National Energy Services Reunited Corp. (a)	153,540	1,136,196
Nextdecade Corp. (a)(b)	156,114	377,796
Nordic American Tanker Shipping Ltd. (b)	1,029,827	2,996,797
Overseas Shipholding Group, Inc. (a)	417,684	797,776
Ovintiv, Inc. (b)	1,778,912	16,365,990
Par Pacific Holdings, Inc. (a)(b)	301,440	1,941,274
PBF Energy, Inc. Class A (b)	131,048	611,994
PDC Energy, Inc. (a)	451,077	5,376,838
Peabody Energy Corp.	11,946	15,410
Penn Virginia Corp. (a)	40,377	310,095
PrimeEnergy Corp. (a)	2,941	151,462
Range Resources Corp.	1,421,463	9,353,227
Renewable Energy Group, Inc. (a)(b)	247,381	13,952,288
Rex American Resources Corp. (a)	38,932	2,829,967
Scorpio Tankers, Inc.	168,530	1,486,435
Ship Finance International Ltd. (NY Shares) (b)	668,318	4,350,750
SM Energy Co.	68,485	110,261
Southwestern Energy Co. (a)	4,001,210	10,683,231
Talos Energy, Inc. (a)(b)	136,056	895,248
Tellurian, Inc. (a)(b)	1,523,455	1,462,517
Uranium Energy Corp. (a)(b)	1,286,972	1,110,142
W&T Offshore, Inc. (a)(b)	289,523	405,332
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	83,970
warrants 9/1/25 (a)	14,729	43,745
World Fuel Services Corp.	428,784	9,025,903
		164,228,315

TOTAL ENERGY		227,722,343

FINANCIALS - 15.9%
Banks - 8.0%
1st Constitution Bancorp	50,830	662,823
1st Source Corp.	106,066	3,552,150
ACNB Corp.	57,407	1,198,084
Allegiance Bancshares, Inc.	123,143	3,484,947
Amalgamated Bank	83,280	924,408
American National Bankshares, Inc.	64,211	1,464,011
Ameris Bancorp	438,395	12,844,974
Ames National Corp.	52,688	1,016,878
Arrow Financial Corp.	84,369	2,309,180
Atlantic Capital Bancshares, Inc. (a)	141,867	1,969,114
Auburn National Bancorp., Inc.	14,449	536,925
Banc of California, Inc.	295,791	3,549,492
BancFirst Corp.	122,843	5,460,371
Bancorp, Inc., Delaware (a)	338,774	3,252,230
BancorpSouth Bank	635,546	14,878,132
Bank First National Corp. (b)	40,126	2,568,465
Bank of Commerce Holdings	100,150	802,202
Bank of Marin Bancorp	84,532	2,547,794
Bank7 Corp.	20,972	190,216
BankFinancial Corp.	84,638	622,089
BankUnited, Inc.	610,952	15,426,538
Bankwell Financial Group, Inc.	38,296	631,884
Banner Corp.	227,613	8,392,091
Bar Harbor Bankshares	98,925	2,020,049
BayCom Corp. (a)	79,642	884,026
BCB Bancorp, Inc.	85,316	775,522
Berkshire Hills Bancorp, Inc.	225,164	2,933,887
Boston Private Financial Holdings, Inc.	593,907	3,670,345
Bridge Bancorp, Inc.	114,478	2,236,900
Brookline Bancorp, Inc., Delaware	499,832	4,788,391
Bryn Mawr Bank Corp.	128,897	3,462,173
Business First Bancshares, Inc.	120,202	1,996,555
Byline Bancorp, Inc.	152,064	1,998,121
C & F Financial Corp.	20,981	653,558
Cadence Bancorp Class A	583,192	6,543,414
California Bancorp, Inc. (a)	46,907	640,281
Cambridge Bancorp	41,147	2,554,817
Camden National Corp.	94,079	3,007,706
Capital Bancorp, Inc. (a)	45,229	475,809
Capital City Bank Group, Inc.	85,887	1,830,252
Capstar Financial Holdings, Inc.	105,247	1,093,516
Carter Bank & Trust	145,861	1,013,734
Cathay General Bancorp	485,717	11,428,921
CB Financial Services, Inc.	30,032	588,928
CBTX, Inc.	112,309	2,122,640
Central Pacific Financial Corp.	189,648	2,611,453
Central Valley Community Bancorp	65,037	838,977
Century Bancorp, Inc. Class A (non-vtg.)	17,949	1,284,610
Chemung Financial Corp.	22,433	764,517
ChoiceOne Financial Services, Inc.	42,717	1,228,541
CIT Group, Inc.	659,690	19,427,871
Citizens & Northern Corp.	84,455	1,430,668
Citizens Holding Co.	28,213	612,222
City Holding Co.	101,882	6,156,729
Civista Bancshares, Inc.	104,718	1,493,279
CNB Financial Corp., Pennsylvania	97,376	1,766,401
Coastal Financial Corp. of Washington (a)	57,673	857,021
Codorus Valley Bancorp, Inc.	53,468	719,679
Colony Bankcorp, Inc.	42,437	531,736
Columbia Banking Systems, Inc.	463,671	13,172,893
Community Bank System, Inc.	338,670	19,639,473
Community Bankers Trust Corp.	136,850	747,201
Community Financial Corp.	34,057	744,145
Community Trust Bancorp, Inc.	101,144	3,218,402
ConnectOne Bancorp, Inc.	241,733	3,729,940
County Bancorp, Inc.	30,007	555,130
CrossFirst Bankshares, Inc. (a)(b)	316,638	2,643,927
Customers Bancorp, Inc. (a)	194,259	2,684,659
CVB Financial Corp.	828,392	14,496,860
Eagle Bancorp Montana, Inc.	38,999	751,121
Eagle Bancorp, Inc.	207,383	6,204,899
Enterprise Bancorp, Inc.	53,937	1,219,516
Enterprise Financial Services Corp.	160,368	4,668,312
Equity Bancshares, Inc. (a)	98,961	1,818,903
Esquire Financial Holdings, Inc. (a)	41,106	640,843
Evans Bancorp, Inc.	28,332	646,253
Farmers & Merchants Bancorp, Inc.	64,202	1,287,892
Farmers National Banc Corp.	164,967	1,921,866
FB Financial Corp.	204,069	6,020,036
Fidelity D & D Bancorp, Inc. (b)	24,917	1,187,544
Financial Institutions, Inc.	103,751	1,839,505
First Bancorp, North Carolina	197,154	4,749,440
First Bancorp, Puerto Rico	1,426,159	9,255,772
First Bancshares, Inc.	137,138	3,269,370
First Bank Hamilton New Jersey	100,260	750,947
First Busey Corp.	331,379	5,961,508
First Business Finance Services, Inc.	49,284	845,221
First Capital, Inc. (b)	19,608	1,182,558
First Choice Bancorp	61,379	864,216
First Commonwealth Financial Corp.	679,495	5,857,247
First Community Bankshares, In	108,474	2,058,837
First Community Corp.	44,374	630,555
First Financial Bancorp, Ohio	660,849	9,450,141
First Financial Bankshares, Inc.	826,465	24,636,922
First Financial Corp., Indiana	87,487	3,037,549
First Foundation, Inc.	263,982	3,925,412
First Guaranty Bancshares, Inc.	25,968	377,834
First Internet Bancorp	64,138	1,380,250
First Interstate Bancsystem, Inc.	270,933	9,563,935
First Merchants Corp.	351,184	9,169,414
First Mid-Illinois Bancshares, Inc.	91,932	2,552,032
First Midwest Bancorp, Inc., Delaware	778,156	9,765,858
First Northwest Bancorp	54,145	636,204
First of Long Island Corp.	143,795	2,218,757
First Savings Financial Group, Inc.	12,041	650,816
First United Corp.	41,095	489,852
First Western Financial, Inc. (a)	38,504	546,757
Flushing Financial Corp.	180,450	2,307,956
FNCM Bancorp, Inc.	89,947	494,709
Franklin Financial Services Corp.	24,751	544,522
Fulton Financial Corp.	1,058,888	11,637,179
FVCBankcorp, Inc. (a)	73,407	905,842
German American Bancorp, Inc.	161,632	4,876,437
Glacier Bancorp, Inc.	612,643	21,932,619
Great Southern Bancorp, Inc.	69,875	2,861,381
Great Western Bancorp, Inc.	315,526	4,098,683
Guaranty Bancshares, Inc. Texas	43,990	1,271,311
Hancock Whitney Corp.	587,157	13,428,281
Hanmi Financial Corp.	169,141	1,520,578
HarborOne Bancorp, Inc.	349,309	3,283,505
Hawthorn Bancshares, Inc.	31,872	604,293
HBT Financial, Inc.	57,946	715,054
Heartland Financial U.S.A., Inc.	223,249	7,353,822
Heritage Commerce Corp.	348,604	2,527,379
Heritage Financial Corp., Washington	235,477	4,935,598
Hilltop Holdings, Inc.	399,231	9,106,459
Home Bancshares, Inc.	985,427	16,358,088
HomeTrust Bancshares, Inc.	105,494	1,684,739
Hope Bancorp, Inc.	812,637	6,557,981
Horizon Bancorp, Inc. Indiana	280,099	3,473,228
Howard Bancorp, Inc. (a)	82,044	831,106
Independent Bank Corp.	137,776	2,062,507
Independent Bank Corp., Massachusetts	211,754	12,131,387
Independent Bank Group, Inc.	239,215	12,338,710
International Bancshares Corp.	343,434	9,506,253
Investar Holding Corp.	66,532	927,456
Investors Bancorp, Inc.	1,501,606	12,703,587
Lakeland Bancorp, Inc.	319,227	3,552,997
Lakeland Financial Corp.	160,577	8,210,302
Landmark Bancorp, Inc.	22,604	530,064
LCNB Corp.	71,314	981,281
Level One Bancorp, Inc.	29,132	458,829
Limestone Bancorp, Inc. (a)	31,465	333,529
Live Oak Bancshares, Inc. (b)	179,901	6,706,709
Macatawa Bank Corp.	158,433	1,139,133
Mackinac Financial Corp.	54,330	539,497
Mainstreet Bancshares, Inc. (a)	45,321	675,736
Mercantil Bank Holding Corp. Class A (a)(b)	142,370	1,433,666
Mercantile Bank Corp.	99,196	2,168,425
Meridian Bank/Malvern, PA	34,076	599,056
Metrocity Bankshares, Inc.	108,153	1,510,897
Metropolitan Bank Holding Corp. (a)	44,995	1,347,600
Mid Penn Bancorp, Inc.	40,541	792,577
Middlefield Banc Corp.	37,199	709,757
Midland States Bancorp, Inc.	126,799	1,889,305
MidWestOne Financial Group, Inc.	96,688	1,948,263
MVB Financial Corp.	57,251	913,153
National Bank Holdings Corp.	193,783	5,842,557
National Bankshares, Inc.	38,174	1,037,569
NBT Bancorp, Inc.	273,021	7,475,315
Nicolet Bankshares, Inc. (a)	62,958	3,884,509
Northeast Bank	50,209	963,511
Northrim Bancorp, Inc.	39,977	1,141,743
Norwood Financial Corp.	34,388	786,797
Oak Valley Bancorp Oakdale California	35,955	498,696
OceanFirst Financial Corp.	393,811	5,895,351
OFG Bancorp	331,142	4,765,133
Ohio Valley Banc Corp.	27,576	590,402
Old National Bancorp, Indiana	1,051,267	14,696,713
Old Second Bancorp, Inc.	183,592	1,569,712
Origin Bancorp, Inc.	139,370	3,117,707
Orrstown Financial Services, Inc.	71,493	999,472
Pacific City Financial Corp.	73,233	688,390
Pacific Premier Bancorp, Inc.	522,797	13,331,324
Park National Corp.	92,607	8,487,432
Parke Bancorp, Inc.	68,962	829,613
Partners Bancorp	62,156	312,023
Peapack-Gladstone Financial Corp.	123,517	2,084,967
Penns Woods Bancorp, Inc.	37,602	776,857
People's Utah Bancorp	101,696	2,213,922
Peoples Bancorp of North Carolina	27,036	467,452
Peoples Bancorp, Inc.	116,969	2,643,499
Peoples Financial Services Corp.	44,094	1,580,770
Plumas Bancorp	29,177	587,041
Preferred Bank, Los Angeles	90,223	3,052,244
Premier Financial Bancorp, Inc.	78,993	987,413
Professional Holdings Corp. (A Shares) (b)	66,314	903,860
QCR Holdings, Inc.	96,174	2,984,279
RBB Bancorp	103,913	1,326,969
Red River Bancshares, Inc.	31,015	1,408,391
Reliant Bancorp, Inc.	98,102	1,653,019
Renasant Corp. (b)	363,260	10,356,543
Republic Bancorp, Inc., Kentucky Class A	61,271	2,042,162
Republic First Bancorp, Inc. (a)	254,195	566,855
Richmond Mutual Bancorp., Inc.	75,219	823,648
S&T Bancorp, Inc.	264,683	5,238,077
Salisbury Bancorp, Inc. (b)	15,581	527,261
Sandy Spring Bancorp, Inc.	297,929	7,552,500
SB Financial Group, Inc.	43,668	669,867
Seacoast Banking Corp., Florida (a)	337,407	7,247,502
Select Bancorp, Inc. New (a)	99,300	739,785
ServisFirst Bancshares, Inc.	313,070	11,552,283
Shore Bancshares, Inc.	80,555	871,605
Sierra Bancorp	91,672	1,818,772
Silvergate Capital Corp. (a)	103,798	2,320,923
Simmons First National Corp. Class A	702,069	11,928,152
SmartFinancial, Inc.	94,025	1,404,734
South Plains Financial, Inc.	59,727	875,001
South State Corp.	396,321	24,334,109
Southern First Bancshares, Inc. (a)	47,260	1,268,458
Southern National Bancorp of Virginia, Inc.	137,074	1,324,135
Southside Bancshares, Inc.	207,785	5,601,884
Spirit of Texas Bancshares, Inc.	91,227	1,159,495
Stock Yards Bancorp, Inc.	134,915	5,156,451
Summit Financial Group, Inc.	67,024	1,207,102
Texas Capital Bancshares, Inc. (a)	331,255	14,906,475
The Bank of NT Butterfield & Son Ltd.	327,252	8,659,088
The Bank of Princeton	31,833	626,155
The First Bancorp, Inc.	58,760	1,359,119
Tompkins Financial Corp.	94,050	5,265,860
TowneBank	430,665	7,829,490
Trico Bancshares	172,381	4,986,982
TriState Capital Holdings, Inc. (a)	186,012	2,341,891
Triumph Bancorp, Inc. (a)	145,399	6,125,660
Trustmark Corp.	404,116	9,452,273
UMB Financial Corp. (b)	280,564	17,077,931
Union Bankshares Corp.	506,407	12,807,033
United Bankshares, Inc., West Virginia	798,527	20,945,363
United Community Bank, Inc.	501,182	10,494,751
United Security Bancshares, California	75,155	467,464
Unity Bancorp, Inc.	48,786	683,980
Univest Corp. of Pennsylvania	192,537	3,053,637
Valley National Bancorp	2,607,378	19,920,368
Veritex Holdings, Inc.	314,212	6,199,403
Washington Trust Bancorp, Inc.	111,386	3,761,505
WesBanco, Inc.	429,791	10,439,623
West Bancorp., Inc.	98,625	1,636,189
Westamerica Bancorp.	167,424	8,767,995
		981,796,588
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	353,693	14,168,942
Assetmark Financial Holdings, Inc. (a)	104,821	2,216,964
Associated Capital Group, Inc.	12,024	385,970
B. Riley Financial, Inc.	124,945	3,278,557
BGC Partners, Inc. Class A	2,027,156	5,980,110
Blucora, Inc. (a)	271,191	2,698,350
BrightSphere Investment Group, Inc.	395,455	5,457,279
Cohen & Steers, Inc.	155,211	8,739,931
Cowen Group, Inc. Class A (b)	175,044	3,756,444
Diamond Hill Investment Group, Inc.	19,909	2,726,338
Donnelley Financial Solutions, Inc. (a)	192,729	2,434,167
Federated Hermes, Inc. Class B (non-vtg.)	618,515	14,782,509
Focus Financial Partners, Inc. Class A (a)	201,427	7,354,100
GAMCO Investors, Inc. Class A	30,959	380,796
Greenhill & Co., Inc.	77,991	1,008,424
Hamilton Lane, Inc. Class A	192,917	13,446,315
Houlihan Lokey	328,053	20,568,923
INTL FCStone, Inc. (a)	105,959	5,613,708
Moelis & Co. Class A	337,253	12,545,812
Och-Ziff Capital Management Group LLC Class A	115,024	1,246,860
Oppenheimer Holdings, Inc. Class A (non-vtg.)	74,468	1,866,168
Piper Jaffray Companies	111,752	9,325,704
PJT Partners, Inc.	151,912	10,278,366
Pzena Investment Management, Inc.	104,439	542,038
Safeguard Scientifics, Inc.	138,472	805,907
Siebert Financial Corp. (a)(b)	73,059	262,282
Silvercrest Asset Management Group Class A	61,171	690,621
Stifel Financial Corp. (b)	424,579	24,820,888
Value Line, Inc.	6,577	179,552
Virtus Investment Partners, Inc.	46,801	7,467,100
Waddell & Reed Financial, Inc. Class A (b)	412,456	6,331,200
Westwood Holdings Group, Inc.	51,102	493,645
WisdomTree Investments, Inc.	918,474	3,343,245
		195,197,215
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	31,764	363,698
CURO Group Holdings Corp.	112,941	845,928
Encore Capital Group, Inc. (a)(b)	200,016	6,386,511
Enova International, Inc. (a)	223,441	3,429,819
EZCORP, Inc. (non-vtg.) Class A (a)	259,498	1,157,361
First Cash Financial Services, Inc.	260,958	13,580,254
Green Dot Corp. Class A (a)	328,101	17,494,345
LendingClub Corp. (a)	534,943	2,498,184
Navient Corp.	1,220,398	9,775,388
Nelnet, Inc. Class A	110,234	6,728,683
Oportun Financial Corp. (a)	126,506	1,682,530
PRA Group, Inc. (a)	289,019	9,864,218
Regional Management Corp.	55,025	1,118,108
World Acceptance Corp. (a)(b)	30,359	2,549,852
		77,474,879
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	33,192	1,031,607
Alerus Financial Corp. (b)	95,838	2,061,475
Banco Latinoamericano de Comercio Exterior SA Series E	204,505	2,615,619
Cannae Holdings, Inc. (a)	553,413	20,465,213
GWG Holdings, Inc. (a)(b)	12,594	94,455
Marlin Business Services Corp.	53,215	388,470
Rafael Holdings, Inc. (a)	62,818	1,030,215
SWK Holdings Corp. (a)(b)	23,201	335,254
		28,022,308
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	321,785	3,951,520
American Equity Investment Life Holding Co.	586,181	14,549,012
Amerisafe, Inc.	122,422	7,220,450
Argo Group International Holdings, Ltd.	216,631	7,729,394
BRP Group, Inc. (a)	221,372	5,644,986
Citizens, Inc. Class A (a)(b)	300,635	1,734,664
CNO Financial Group, Inc.	796,081	14,130,438
Crawford & Co. Class A	98,107	627,885
Donegal Group, Inc. Class A	65,526	950,782
eHealth, Inc. (a)	164,555	11,043,286
Employers Holdings, Inc.	184,684	5,911,735
Enstar Group Ltd. (a)(b)	76,784	13,196,866
FBL Financial Group, Inc. Class A	61,341	3,048,034
Fednat Holding Co.	78,091	400,607
Genworth Financial, Inc. Class A (a)	3,291,907	12,937,195
Goosehead Insurance	82,975	10,167,757
Greenlight Capital Re, Ltd. (a)(b)	187,970	1,268,798
HCI Group, Inc.	40,000	1,879,200
Heritage Insurance Holdings, Inc.	159,335	1,504,122
Horace Mann Educators Corp.	262,451	8,899,713
Independence Holding Co.	28,438	1,075,525
Investors Title Co.	8,350	1,114,892
James River Group Holdings Ltd.	190,958	8,923,467
Kinsale Capital Group, Inc.	136,228	25,538,663
MBIA, Inc. (a)(b)	373,359	2,131,880
National General Holdings Corp.	440,299	14,956,957
National Western Life Group, Inc.	14,696	2,492,882
NI Holdings, Inc. (a)	56,682	947,156
Palomar Holdings, Inc. (a)(b)	130,724	11,656,659
ProAssurance Corp.	370,825	5,721,830
ProSight Global, Inc. (a)	58,281	689,464
Protective Insurance Corp. Class B	53,628	705,208
RLI Corp.	252,823	21,919,754
Safety Insurance Group, Inc.	92,142	6,449,940
Selective Insurance Group, Inc.	377,719	19,664,051
Selectquote, Inc. (b)	208,875	3,596,828
State Auto Financial Corp.	101,259	1,249,536
Stewart Information Services Corp.	168,341	7,135,975
Third Point Reinsurance Ltd. (a)	526,585	4,096,831
Tiptree, Inc.	165,189	804,470
Trean Insurance Group, Inc. (a)	76,394	828,875
Trupanion, Inc. (a)	191,730	13,716,364
United Fire Group, Inc.	120,968	2,484,683
United Insurance Holdings Corp.	136,310	598,401
Universal Insurance Holdings, Inc.	157,957	1,969,724
Vericity, Inc.	13,636	143,451
Watford Holdings Ltd. (a)	113,298	4,078,728
		291,488,638
Mortgage Real Estate Investment Trusts - 1.3%
Anworth Mortgage Asset Corp.	596,718	978,618
Apollo Commercial Real Estate Finance, Inc.	773,863	6,732,608
Arbor Realty Trust, Inc.	673,989	7,966,550
Ares Commercial Real Estate Corp.	204,407	1,903,029
Arlington Asset Investment Corp.	232,576	572,137
Armour Residential REIT, Inc.	414,432	3,953,681
Blackstone Mortgage Trust, Inc.	878,102	19,054,813
Broadmark Realty Capital, Inc.	827,809	8,253,256
Capstead Mortgage Corp.	541,002	2,764,520
Cherry Hill Mortgage Investment Corp.	94,171	862,606
Chimera Investment Corp.	1,233,325	10,298,264
Colony NorthStar Credit Real Estate, Inc.	499,987	2,619,932
Dynex Capital, Inc.	146,234	2,395,313
Ellington Financial LLC	269,192	3,294,910
Ellington Residential Mortgage REIT	60,936	647,750
Granite Point Mortgage Trust, Inc.	259,180	1,746,873
Great Ajax Corp.	132,484	1,017,477
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	468,753	19,617,313
Invesco Mortgage Capital, Inc. (b)	1,319,151	3,561,708
KKR Real Estate Finance Trust, Inc.	189,183	3,161,248
Ladder Capital Corp. Class A	681,919	5,114,393
MFA Financial, Inc.	2,992,449	8,438,706
New York Mortgage Trust, Inc.	2,526,495	6,417,297
Orchid Island Capital, Inc.	448,270	2,326,521
PennyMac Mortgage Investment Trust	633,654	9,485,800
Redwood Trust, Inc.	760,091	6,460,774
TPG RE Finance Trust, Inc.	392,414	3,068,677
Two Harbors Investment Corp.	1,807,856	9,147,751
Western Asset Mortgage Capital Corp.	456,021	884,681
ZAIS Financial Corp.	272,712	3,065,283
		155,812,489
Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc. (a)(b)	372,325	10,149,580
Bogota Financial Corp. (b)	35,809	282,891
Bridgewater Bancshares, Inc. (a)	135,533	1,505,772
Capitol Federal Financial, Inc.	845,334	9,704,434
Columbia Financial, Inc. (a)	320,321	3,904,713
Dime Community Bancshares, Inc.	191,020	2,416,403
ESSA Bancorp, Inc.	59,476	755,940
Essent Group Ltd.	704,463	28,072,851
Farmer Mac Class C (non-vtg.)	57,947	3,742,797
First Defiance Financial Corp.	241,441	4,343,524
Flagstar Bancorp, Inc.	269,999	7,924,471
FS Bancorp, Inc.	25,096	1,162,196
Greene County Bancorp, Inc.	16,501	372,098
Hingham Institution for Savings	9,210	1,860,144
Home Bancorp, Inc.	47,224	1,191,934
HomeStreet, Inc.	142,316	4,421,758
Kearny Financial Corp.	524,492	4,405,733
Luther Burbank Corp.	121,234	1,143,237
Merchants Bancorp/IN	58,212	1,256,215
Meridian Bancorp, Inc. Maryland	304,000	3,784,800
Meta Financial Group, Inc.	185,711	5,448,761
MMA Capital Management, LLC (a)	28,151	706,027
NMI Holdings, Inc. (a)	530,012	11,389,958
Northfield Bancorp, Inc.	308,398	3,133,324
Northwest Bancshares, Inc.	748,862	7,990,358
Oconee Federal Financial Corp.	6,437	144,897
OP Bancorp	76,405	491,284
PCSB Financial Corp.	97,997	1,320,020
PDL Community Bancorp (a)	42,199	384,011
Pennymac Financial Services, Inc.	273,356	13,891,952
Pioneer Bancorp, Inc. (a)(b)	79,477	751,852
Provident Bancorp, Inc.	50,082	431,707
Provident Financial Holdings, Inc. (b)	33,431	423,236
Provident Financial Services, Inc.	465,432	6,315,912
Prudential Bancorp, Inc.	51,011	591,217
Radian Group, Inc.	1,228,623	22,053,783
Riverview Bancorp, Inc.	131,459	616,543
Security National Financial Corp. Class A	56,395	371,643
Southern Missouri Bancorp, Inc.	47,542	1,211,370
Standard AVB Financial Corp.	26,971	885,188
Sterling Bancorp, Inc.	109,807	387,619
Territorial Bancorp, Inc.	46,542	987,156
Timberland Bancorp, Inc.	45,652	869,671
Trustco Bank Corp., New York	622,252	3,419,275
Walker & Dunlop, Inc.	181,759	11,429,006
Washington Federal, Inc.	479,837	10,215,730
Waterstone Financial, Inc.	143,330	2,419,410
Westfield Financial, Inc.	142,701	821,958
WMI Holdings Corp. (a)	491,208	10,354,665
WSFS Financial Corp.	322,618	10,223,764
		222,082,788

TOTAL FINANCIALS		1,951,874,905

HEALTH CARE - 21.2%
Biotechnology - 10.8%
89Bio, Inc. (a)	44,366	1,027,517
ADMA Biologics, Inc. (a)(b)	123,328	245,423
Adverum Biotechnologies, Inc. (a)	561,393	6,124,798
Aeglea BioTherapeutics, Inc. (a)	284,661	2,186,196
Affimed NV (a)	560,160	1,770,106
Agenus, Inc. (a)(b)	996,816	3,678,251
Akebia Therapeutics, Inc. (a)(b)	1,036,071	2,300,078
Akero Therapeutics, Inc. (a)	86,697	2,301,805
Akouos, Inc. (a)	102,175	1,983,217
Albireo Pharma, Inc. (a)(b)	86,402	2,726,847
Alector, Inc. (a)(b)	155,812	1,466,191
Allakos, Inc. (a)(b)	155,618	14,803,940
Allogene Therapeutics, Inc. (a)(b)	345,286	11,712,101
Allovir, Inc. (a)	117,906	3,116,256
ALX Oncology Holdings, Inc. (a)	62,448	2,467,320
Amicus Therapeutics, Inc. (a)	1,624,100	28,957,703
AnaptysBio, Inc. (a)	143,512	4,227,864
Anavex Life Sciences Corp. (a)(b)	344,155	2,030,515
Anika Therapeutics, Inc. (a)(b)	99,674	3,251,366
Annexon, Inc. (a)	94,728	1,971,290
Apellis Pharmaceuticals, Inc. (a)	386,461	12,328,106
Applied Genetic Technologies Corp. (a)	162,436	838,170
Applied Molecular Transport, Inc. (b)	80,670	2,370,891
Applied Therapeutics, Inc. (a)(b)	88,451	1,439,098
Aprea Therapeutics, Inc. (b)	49,371	1,076,782
Aptinyx, Inc. (a)	219,299	642,546
Aravive, Inc. (a)(b)	87,412	404,718
Arcturus Therapeutics Holdings, Inc. (a)(b)	104,037	5,626,321
Arcus Biosciences, Inc. (a)	272,495	5,940,391
Arcutis Biotherapeutics, Inc. (a)	117,160	2,087,791
Ardelyx, Inc. (a)	463,146	2,366,676
Arena Pharmaceuticals, Inc. (a)(b)	372,977	31,971,588
Arrowhead Pharmaceuticals, Inc. (a)(b)	645,271	36,974,028
Assembly Biosciences, Inc. (a)	167,946	2,475,524
Atara Biotherapeutics, Inc. (a)	474,936	6,131,424
Athenex, Inc. (a)(b)	410,149	4,675,699
Athersys, Inc. (a)(b)	1,140,518	1,995,907
Atreca, Inc. (a)(b)	184,694	2,467,512
AVEO Pharmaceuticals, Inc. (a)	157,492	855,182
Avid Bioservices, Inc. (a)(b)	365,488	2,649,788
Avidity Biosciences, Inc.	111,932	2,768,078
AVROBIO, Inc. (a)	206,775	2,952,747
Axcella Health, Inc. (a)	68,941	292,310
Beam Therapeutics, Inc. (b)	227,127	7,760,930
BeyondSpring, Inc. (a)	91,464	1,348,179
BioCryst Pharmaceuticals, Inc. (a)(b)	1,156,874	4,419,259
Biohaven Pharmaceutical Holding Co. Ltd. (a)	308,043	23,861,011
Biospecifics Technologies Corp. (a)	41,672	3,671,303
BioXcel Therapeutics, Inc. (a)(b)	75,619	3,455,032
Black Diamond Therapeutics, Inc. (a)(b)	118,408	3,731,036
Blueprint Medicines Corp. (a)	353,887	36,195,562
BrainStorm Cell Therpeutic, Inc. (a)(b)	185,395	1,859,512
Bridgebio Pharma, Inc. (a)(b)	466,769	17,914,594
Cabaletta Bio, Inc. (a)	86,437	1,000,076
Calithera Biosciences, Inc. (a)(b)	354,155	1,253,709
Calyxt, Inc. (a)(b)	85,996	276,047
CareDx, Inc. (a)(b)	308,005	15,107,645
CASI Pharmaceuticals, Inc. (a)	383,303	900,762
Castle Biosciences, Inc. (a)(b)	76,927	3,571,721
Catabasis Pharmaceuticals, Inc. (a)	235,530	315,610
Catalyst Biosciences, Inc. (a)	162,371	889,793
Catalyst Pharmaceutical Partners, Inc. (a)	765,773	2,274,346
Cel-Sci Corp. (a)(b)	219,580	2,641,547
Cellular Biomedicine Group, Inc. (a)	81,404	1,466,086
Centogene NV (a)(b)	64,132	780,486
Checkmate Pharmaceuticals, Inc. (b)	31,118	357,546
Checkpoint Therapeutics, Inc. (a)(b)	307,145	672,648
ChemoCentryx, Inc. (a)	319,517	15,336,816
Chimerix, Inc. (a)	345,419	922,269
Chinook Therapeutics, Inc. (a)	62,007	765,786
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Cidara Therapeutics, Inc. (a)	221,896	579,149
Clovis Oncology, Inc. (a)(b)	555,998	2,741,070
CohBar, Inc. (a)	184,781	169,296
Coherus BioSciences, Inc. (a)(b)	389,303	6,489,681
Concert Pharmaceuticals, Inc. (a)	185,750	1,916,940
Constellation Pharmaceuticals, Inc. (a)(b)	204,071	4,003,873
ContraFect Corp. (a)(b)	155,932	881,016
Cortexyme, Inc. (a)	101,536	4,860,528
Crinetics Pharmaceuticals, Inc. (a)	184,031	2,223,094
Cue Biopharma, Inc. (a)	188,890	2,104,235
Cyclerion Therapeutics, Inc. (a)	9,121	21,343
Cytokinetics, Inc. (a)	421,644	6,480,668
CytomX Therapeutics, Inc. (a)(b)	310,231	2,053,729
Deciphera Pharmaceuticals, Inc. (a)	239,064	13,882,446
Denali Therapeutics, Inc. (a)	405,466	17,345,835
DermTech, Inc. (a)(b)	49,527	631,965
Dicerna Pharmaceuticals, Inc. (a)	432,625	9,080,799
Dyadic International, Inc. (a)	130,542	932,070
Dynavax Technologies Corp. (a)(b)	733,037	2,734,228
Eagle Pharmaceuticals, Inc. (a)	75,797	3,526,076
Editas Medicine, Inc. (a)(b)	406,940	12,590,724
Eidos Therapeutics, Inc. (a)	70,038	4,967,095
Eiger Biopharmaceuticals, Inc. (a)	199,588	1,772,341
Emergent BioSolutions, Inc. (a)	285,530	25,689,134
Enanta Pharmaceuticals, Inc. (a)(b)	97,017	4,232,852
Enochian Biosciences, Inc. (a)(b)	86,308	263,239
Epizyme, Inc. (a)(b)	484,612	5,989,804
Esperion Therapeutics, Inc. (a)(b)	165,630	4,963,931
Evelo Biosciences, Inc. (a)(b)	130,893	519,645
Exicure, Inc. (a)	376,088	564,132
Fate Therapeutics, Inc. (a)	460,500	20,446,200
Fennec Pharmaceuticals, Inc. (a)	145,108	1,097,017
FibroGen, Inc. (a)	540,549	20,746,271
Five Prime Therapeutics, Inc. (a)	186,817	851,886
Flexion Therapeutics, Inc. (a)(b)	301,038	3,609,446
Forma Therapeutics Holdings, Inc. (b)	103,982	4,483,704
Fortress Biotech, Inc. (a)(b)	320,295	704,649
Frequency Therapeutics, Inc. (b)	162,798	3,562,020
G1 Therapeutics, Inc. (a)(b)	112,580	1,237,254
Galectin Therapeutics, Inc. (a)(b)	276,782	703,026
Galera Therapeutics, Inc. (a)	58,852	481,998
Generation Bio Co. (b)	81,673	2,110,430
Genprex, Inc. (a)(b)	181,623	590,275
Geron Corp. (a)(b)	1,857,727	3,232,445
GlycoMimetics, Inc. (a)	186,702	522,766
Gossamer Bio, Inc. (a)(b)	398,525	3,307,758
Gritstone Oncology, Inc. (a)	160,758	438,869
Halozyme Therapeutics, Inc. (a)	871,905	24,413,340
Harpoon Therapeutics, Inc. (a)	77,691	1,124,189
Heron Therapeutics, Inc. (a)(b)	581,964	9,491,833
Homology Medicines, Inc. (a)	238,613	2,522,139
Hookipa Pharma, Inc. (a)(b)	83,777	787,504
iBio, Inc. (a)(b)	372,714	648,522
Ideaya Biosciences, Inc. (a)	103,811	1,263,380
IGM Biosciences, Inc. (a)	46,062	2,431,613
Immunic, Inc. (a)	37,099	587,648
ImmunoGen, Inc. (a)	1,112,730	6,275,797
Immunovant, Inc. (a)	223,356	9,742,789
Inovio Pharmaceuticals, Inc. (a)(b)	1,003,284	9,882,347
Inozyme Pharma, Inc. (a)	54,631	1,254,874
Insmed, Inc. (a)(b)	651,062	21,445,982
Intellia Therapeutics, Inc. (a)(b)	324,673	7,772,672
Intercept Pharmaceuticals, Inc. (a)	185,353	5,150,960
Invitae Corp. (a)(b)	738,679	28,963,604
Ironwood Pharmaceuticals, Inc. Class A (a)	759,497	7,503,830
iTeos Therapeutics, Inc. (a)	69,733	1,587,820
Iveric Bio, Inc. (a)	519,146	3,073,344
Jounce Therapeutics, Inc. (a)(b)	78,567	653,677
Kadmon Holdings, Inc. (a)	1,148,673	3,905,488
Kalvista Pharmaceuticals, Inc. (a)	90,181	1,552,015
Karuna Therapeutics, Inc. (a)	100,347	8,147,173
Karyopharm Therapeutics, Inc. (a)(b)	465,930	6,905,083
Keros Therapeutics, Inc.	45,434	2,526,130
Kezar Life Sciences, Inc. (a)	139,708	715,305
Kindred Biosciences, Inc. (a)	206,444	720,490
Kiniksa Pharmaceuticals Ltd. (a)(b)	166,983	2,614,954
Kodiak Sciences, Inc. (a)(b)	185,261	16,823,551
Krystal Biotech, Inc. (a)	88,975	3,825,035
Kura Oncology, Inc. (a)	339,616	10,613,000
La Jolla Pharmaceutical Co. (a)(b)	83,872	285,165
Lexicon Pharmaceuticals, Inc. (a)(b)	146,709	162,847
Ligand Pharmaceuticals, Inc. Class B (a)(b)	63,257	5,215,540
LogicBio Therapeutics, Inc. (a)	92,531	510,771
Macrogenics, Inc. (a)	329,652	6,398,545
Madrigal Pharmaceuticals, Inc. (a)(b)	47,869	6,091,330
Magenta Therapeutics, Inc. (a)	136,673	862,407
MannKind Corp. (a)(b)	1,417,366	2,848,906
Marker Therapeutics, Inc. (a)(b)	204,705	278,399
MediciNova, Inc. (a)(b)	287,549	1,607,399
MEI Pharma, Inc. (a)(b)	668,017	1,736,844
MeiraGTx Holdings PLC (a)(b)	135,083	1,726,361
Mersana Therapeutics, Inc. (a)	339,487	6,117,556
Minerva Neurosciences, Inc. (a)	155,045	497,694
Mirati Therapeutics, Inc. (a)	264,199	57,368,171
Mirum Pharmaceuticals, Inc. (a)(b)	32,994	519,656
Molecular Templates, Inc. (a)	172,063	1,521,037
Morphic Holding, Inc. (a)(b)	88,705	2,387,052
Mustang Bio, Inc. (a)(b)	241,669	644,048
Myriad Genetics, Inc. (a)	479,846	5,964,486
NantKwest, Inc. (a)(b)	205,890	1,546,234
Natera, Inc. (a)	452,449	30,431,720
Neoleukin Therapeutics, Inc. (a)(b)	203,799	2,137,852
Neubase Therapeutics, Inc. (a)(b)	109,617	858,849
Neurobo Pharmaceuticals, Inc. (a)(b)	26,623	133,647
NextCure, Inc. (a)(b)	42,753	412,994
Nkarta, Inc. (a)(b)	110,427	3,170,359
Novavax, Inc. (a)(b)	394,852	31,868,505
Nurix Therapeutics, Inc. (a)	71,381	1,805,225
Nymox Pharmaceutical Corp. (a)(b)	249,372	478,794
OncoCyte Corp. (a)(b)	515,116	762,372
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,541,479	8,946,006
Organogenesis Holdings, Inc. Class A (a)	154,995	565,732
Orgenesis, Inc. (a)(b)	112,470	509,489
ORIC Pharmaceuticals, Inc. (a)(b)	63,108	1,356,822
Ovid Therapeutics, Inc. (a)(b)	282,294	1,442,522
Oyster Point Pharma, Inc. (a)	36,786	729,466
Pandion Therapeutics, Inc. (a)(b)	60,670	716,513
Passage Bio, Inc.	100,516	1,689,674
PDL BioPharma, Inc. (a)	801,020	1,722,193
PhaseBio Pharmaceuticals, Inc. (a)(b)	98,424	268,698
Pieris Pharmaceuticals, Inc. (a)(b)	345,854	868,094
Poseida Therapeutics, Inc. (a)(b)	99,430	1,144,439
Precigen, Inc. (a)(b)	449,714	1,929,273
Precision BioSciences, Inc. (a)	331,482	2,091,651
Prevail Therapeutics, Inc. (a)	107,161	1,049,106
Protagonist Therapeutics, Inc. (a)	196,399	3,721,761
Protara Therapeutics, Inc. (a)	13,740	246,496
Prothena Corp. PLC (a)	210,020	2,291,318
PTC Therapeutics, Inc. (a)	398,179	20,780,962
Puma Biotechnology, Inc. (a)(b)	198,690	1,663,035
Radius Health, Inc. (a)	296,730	3,979,149
RAPT Therapeutics, Inc. (a)	70,719	2,032,464
Recro Pharma, Inc. (a)	118,647	188,649
REGENXBIO, Inc. (a)	230,539	6,630,302
Relay Therapeutics, Inc. (a)(b)	205,438	7,588,880
Replimune Group, Inc. (a)	134,722	5,632,727
Retrophin, Inc. (a)	311,721	6,309,233
Revolution Medicines, Inc. (b)	247,775	7,480,327
Rhythm Pharmaceuticals, Inc. (a)(b)	218,082	4,616,796
Rigel Pharmaceuticals, Inc. (a)	1,163,673	2,885,909
Rocket Pharmaceuticals, Inc. (a)(b)	215,503	6,021,154
Rubius Therapeutics, Inc. (a)(b)	194,615	823,221
Sangamo Therapeutics, Inc. (a)(b)	611,679	6,324,761
Savara, Inc. (a)(b)	286,825	298,298
Scholar Rock Holding Corp. (a)(b)	148,585	5,779,957
Selecta Biosciences, Inc. (a)(b)	465,449	1,377,729
Seres Therapeutics, Inc. (a)(b)	339,139	9,458,587
Soleno Therapeutics, Inc. (a)	399,189	694,589
Solid Biosciences, Inc. (a)	157,954	516,510
Sorrento Therapeutics, Inc. (a)(b)	1,420,092	9,855,438
Spectrum Pharmaceuticals, Inc. (a)	919,812	3,154,955
Spero Therapeutics, Inc. (a)(b)	104,676	1,372,302
Springworks Therapeutics, Inc. (a)	135,103	7,834,623
Stoke Therapeutics, Inc. (a)(b)	77,684	2,982,289
Sutro Biopharma, Inc. (a)	177,380	2,281,107
Syndax Pharmaceuticals, Inc. (a)	175,031	3,047,290
Syros Pharmaceuticals, Inc. (a)(b)	274,003	1,827,600
TCR2 Therapeutics, Inc. (a)	164,486	3,235,440
TG Therapeutics, Inc. (a)(b)	713,527	18,030,827
Tobira Therapeutics, Inc. rights (a)(c)	9,663	82,619
Translate Bio, Inc. (a)(b)	442,710	5,679,969
Turning Point Therapeutics, Inc. (a)	232,105	21,397,760
Twist Bioscience Corp. (a)	210,719	16,149,504
Tyme, Inc. (a)(b)	428,391	371,886
Ultragenyx Pharmaceutical, Inc. (a)(b)	367,921	36,976,061
UNITY Biotechnology, Inc. (a)(b)	285,842	1,106,209
UroGen Pharma Ltd. (a)(b)	132,054	2,973,856
Vanda Pharmaceuticals, Inc. (a)	382,074	4,084,371
Vaxart, Inc. (a)(b)	338,108	1,663,491
Vaxcyte, Inc.	117,357	4,385,631
VBI Vaccines, Inc. (a)(b)	1,118,929	2,629,483
Veracyte, Inc. (a)(b)	367,802	12,748,017
Verastem, Inc. (a)(b)	1,236,336	1,483,603
Vericel Corp. (a)	290,635	5,385,467
Viela Bio, Inc. (b)	140,370	4,479,207
Viking Therapeutics, Inc. (a)(b)	480,111	2,703,025
Vir Biotechnology, Inc. (a)(b)	343,107	10,787,284
Voyager Therapeutics, Inc. (a)(b)	184,984	1,966,380
vTv Therapeutics, Inc. Class A (a)(b)	61,984	105,373
X4 Pharmaceuticals, Inc. (a)	108,418	622,319
Xbiotech, Inc. (a)	93,591	1,601,342
Xencor, Inc. (a)	355,462	13,642,632
XOMA Corp. (a)(b)	39,202	972,602
Y-mAbs Therapeutics, Inc. (a)(b)	189,682	8,107,009
Zentalis Pharmaceuticals, Inc. (b)	75,994	3,008,602
ZIOPHARM Oncology, Inc. (a)(b)	1,488,546	3,111,061
		1,330,266,614
Health Care Equipment & Supplies - 3.7%
Accelerate Diagnostics, Inc. (a)(b)	209,534	1,973,810
Accuray, Inc. (a)	588,806	1,713,425
Acutus Medical, Inc. (a)	63,689	1,456,567
Alphatec Holdings, Inc. (a)	294,478	2,514,842
Angiodynamics, Inc. (a)	237,744	2,458,273
Antares Pharma, Inc. (a)	1,071,504	2,925,206
Aspira Women's Health, Inc. (a)(b)	521,723	1,966,896
Atricure, Inc. (a)	279,912	9,673,759
Atrion Corp.	7,500	4,508,625
Avanos Medical, Inc. (a)	303,687	10,735,335
AxoGen, Inc. (a)	237,611	2,996,275
Axonics Modulation Technologies, Inc. (a)(b)	193,936	9,093,659
Bellerophon Therapeutics, Inc. (a)	23,780	200,465
Beyond Air, Inc. (a)(b)	90,369	473,534
BioLife Solutions, Inc. (a)(b)	90,220	2,590,216
BioSig Technologies, Inc. (a)(b)	146,495	462,924
Bovie Medical Corp. (a)(b)	205,895	1,239,488
Cantel Medical Corp.	244,945	11,718,169
Cardiovascular Systems, Inc. (a)	247,689	8,830,113
Cerus Corp. (a)	1,050,632	5,515,818
Chembio Diagnostics, Inc. (a)(b)	154,916	734,302
Co.-Diagnostics, Inc. (a)(b)	172,329	2,310,932
CONMED Corp. (b)	173,810	13,551,966
Cryolife, Inc. (a)(b)	237,882	3,986,902
CryoPort, Inc. (a)(b)	219,303	8,802,822
Cutera, Inc. (a)	117,184	2,218,293
CytoSorbents Corp. (a)(b)	267,922	2,049,603
Electromed, Inc. (a)	54,997	457,025
Fonar Corp. (a)	39,553	776,821
Genmark Diagnostics, Inc. (a)	449,576	5,493,819
Glaukos Corp. (a)(b)	274,496	15,349,816
Heska Corp. (a)	43,894	5,150,083
Inari Medical, Inc. (b)	49,874	3,301,659
Inogen, Inc. (a)	124,185	3,627,444
Integer Holdings Corp. (a)	209,530	12,247,029
IntriCon Corp. (a)	53,896	673,700
Invacare Corp. (b)	183,882	1,491,283
IRadimed Corp. (a)	37,484	849,013
iRhythm Technologies, Inc. (a)	175,824	37,177,985
Lantheus Holdings, Inc. (a)(b)	359,120	3,900,043
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc.	108,407	3,521,059
LENSAR, Inc. (a)	53,817	525,254
LivaNova PLC (a)	315,292	15,871,799
Meridian Bioscience, Inc. (a)(b)	272,933	4,680,801
Merit Medical Systems, Inc. (a)	347,701	17,402,435
Mesa Laboratories, Inc. (b)	30,029	7,849,881
Milestone Scientific, Inc. (a)(b)	241,424	371,793
Misonix, Inc. (a)	72,291	821,226
Natus Medical, Inc. (a)	222,822	4,057,589
Nemaura Medical, Inc. (a)(b)	45,588	161,837
Neogen Corp. (a)	337,376	23,528,602
Nevro Corp. (a)	214,927	32,069,258
NuVasive, Inc. (a)	333,021	14,796,123
OraSure Technologies, Inc. (a)	459,829	6,869,845
Orthofix International NV (a)	118,134	3,692,869
OrthoPediatrics Corp. (a)(b)	84,637	3,774,810
PAVmed, Inc. (a)(b)	212,988	381,249
Pulse Biosciences, Inc. (a)(b)	87,700	1,062,047
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	1,989	13,790
Quotient Ltd. (a)(b)	406,712	1,919,681
Repro Medical Systems, Inc. (a)(b)	172,036	949,639
Retractable Technologies, Inc. (a)(b)	89,560	657,370
Rockwell Medical Technologies, Inc. (a)(b)	255,254	217,579
RTI Biologics, Inc. (a)	391,522	681,248
Seaspine Holdings Corp. (a)	172,408	2,199,926
Shockwave Medical, Inc. (a)(b)	183,788	12,556,396
SI-BONE, Inc. (a)	166,318	3,487,688
Sientra, Inc. (a)	328,160	1,384,835
Silk Road Medical, Inc. (a)(b)	172,717	10,466,650
Soliton, Inc. (a)(b)	55,678	398,654
Staar Surgical Co. (a)(b)	294,814	21,374,015
Stereotaxis, Inc. (a)	277,384	876,533
SurModics, Inc. (a)	85,504	3,142,272
Tactile Systems Technology, Inc. (a)(b)	120,772	4,417,840
Tela Bio, Inc. (a)	38,318	580,901
TransMedics Group, Inc. (a)	166,576	1,995,580
Utah Medical Products, Inc. (b)	21,647	1,796,701
Vapotherm, Inc. (a)(b)	127,731	3,825,543
Varex Imaging Corp. (a)(b)	225,220	3,017,948
Venus Concept, Inc. (a)	119,711	252,590
ViewRay, Inc. (a)(b)	728,622	2,164,007
VolitionRx Ltd. (a)	161,307	479,082
Wright Medical Group NV (a)(b)	826,424	25,280,310
Zynex, Inc. (a)(b)	121,850	1,560,899
		454,334,098
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)(b)	504,263	14,225,259
Addus HomeCare Corp. (a)	88,017	8,587,819
American Renal Associates Holdings, Inc. (a)	90,925	1,044,728
AMN Healthcare Services, Inc. (a)	299,599	19,557,823
Apollo Medical Holdings, Inc. (a)	129,545	2,235,947
Avalon GloboCare Corp. (a)(b)	173,089	193,860
BioScrip, Inc. (a)	286,240	3,815,579
BioTelemetry, Inc. (a)(b)	177,057	7,539,087
Brookdale Senior Living, Inc. (a)	935,647	2,750,802
Community Health Systems, Inc. (a)(b)	555,604	3,466,969
Corvel Corp. (a)	57,383	5,234,477
Covetrus, Inc. (a)(b)	630,386	15,564,230
Cross Country Healthcare, Inc. (a)	244,714	1,921,005
DFB Healthcare Acquisitions Co. (a)	161,221	4,401,333
Enzo Biochem, Inc. (a)	279,148	508,049
Exagen, Inc. (a)	31,779	453,169
Five Star Senior Living, Inc. (a)	122,111	558,047
Fulgent Genetics, Inc. (a)(b)	63,580	2,068,257
Hanger, Inc. (a)	253,905	4,435,720
HealthEquity, Inc. (a)	485,035	24,974,452
InfuSystems Holdings, Inc. (a)	95,490	1,176,437
LHC Group, Inc. (a)(b)	194,710	42,164,451
Magellan Health Services, Inc. (a)	150,674	10,889,210
MEDNAX, Inc. (a)	508,761	6,486,703
National Healthcare Corp.	79,059	5,004,435
National Research Corp. Class A	86,687	4,490,387
Ontrak, Inc. (a)(b)	52,033	3,186,501
Owens & Minor, Inc.	403,292	10,130,695
Patterson Companies, Inc.	542,464	13,493,792
Pennant Group, Inc. (a)	162,681	6,777,290
PetIQ, Inc. Class A (a)(b)	136,785	3,906,580
Progenity, Inc. (b)	19,178	95,698
Progyny, Inc. (a)	171,938	4,190,129
Providence Service Corp. (a)	77,189	9,073,567
R1 RCM, Inc. (a)	684,547	12,267,082
RadNet, Inc. (a)	280,612	4,071,680
Select Medical Holdings Corp. (a)	694,216	14,564,652
Sharps Compliance Corp. (a)	98,331	586,053
Surgery Partners, Inc. (a)	146,128	3,188,513
Tenet Healthcare Corp. (a)	673,938	16,538,439
The Ensign Group, Inc.	328,201	19,311,347
The Joint Corp. (a)(b)	88,217	1,653,187
Tivity Health, Inc. (a)	206,243	2,835,841
Triple-S Management Corp. (a)	152,161	2,818,022
U.S. Physical Therapy, Inc.	70,164	5,566,110
Viemed Healthcare, Inc. (a)	230,436	1,848,954
		329,852,367
Health Care Technology - 1.1%
Accolade, Inc. (a)(b)	75,704	2,651,154
Allscripts Healthcare Solutions, Inc. (a)	1,058,730	10,671,998
Computer Programs & Systems, Inc.	83,496	2,328,703
Evolent Health, Inc. (a)(b)	494,017	4,910,529
Health Catalyst, Inc. (a)(b)	217,848	7,511,399
HealthStream, Inc. (a)	165,513	3,028,888
HMS Holdings Corp. (a)	563,819	15,008,862
iCAD, Inc. (a)	129,433	1,263,266
Inovalon Holdings, Inc. Class A (a)	472,315	8,969,262
Inspire Medical Systems, Inc. (a)	168,284	20,098,158
NantHealth, Inc. (a)	172,799	347,326
Nextgen Healthcare, Inc. (a)	363,107	4,938,255
Omnicell, Inc. (a)(b)	272,557	23,589,808
OptimizeRx Corp. (a)(b)	94,917	1,879,357
Phreesia, Inc. (a)	183,242	6,774,457
Schrodinger, Inc.	186,640	9,104,299
Simulations Plus, Inc.	90,333	5,855,385
Tabula Rasa HealthCare, Inc. (a)(b)	135,040	4,664,282
Vocera Communications, Inc. (a)	205,613	6,739,994
		140,335,382
Life Sciences Tools & Services - 0.8%
Champions Oncology, Inc. (a)	48,019	421,607
ChromaDex, Inc. (a)	271,250	1,223,338
Codexis, Inc. (a)	344,425	4,584,297
Fluidigm Corp. (a)(b)	458,560	2,632,134
Harvard Bioscience, Inc. (a)	242,145	818,450
Luminex Corp.	278,811	6,144,994
Medpace Holdings, Inc. (a)	175,791	19,502,254
Nanostring Technologies, Inc. (a)	241,087	8,835,839
NeoGenomics, Inc. (a)	663,885	26,044,209
Pacific Biosciences of California, Inc. (a)	1,072,606	14,061,865
Personalis, Inc. (a)(b)	154,201	3,813,391
Quanterix Corp. (a)	135,894	4,975,079
		93,057,457
Pharmaceuticals - 2.1%
AcelRx Pharmaceuticals, Inc. (a)	606,721	1,037,493
Aerie Pharmaceuticals, Inc. (a)(b)	280,426	2,975,320
Agile Therapeutics, Inc. (a)	438,342	1,192,290
AMAG Pharmaceuticals, Inc. (a)(b)	220,893	3,030,652
Amneal Pharmaceuticals, Inc. (a)	651,525	2,710,344
Amphastar Pharmaceuticals, Inc. (a)(b)	237,342	4,649,530
ANI Pharmaceuticals, Inc. (a)(b)	52,209	1,330,807
Aquestive Therapeutics, Inc. (a)(b)	153,201	741,493
Arvinas Holding Co. LLC (a)	135,800	2,839,578
AstraZeneca PLC rights (a)(c)	1,000	0
Avenue Therapeutics, Inc. (a)	49,895	156,670
Axsome Therapeutics, Inc. (a)(b)	177,759	11,787,199
Aytu BioScience, Inc. (a)	242,607	230,549
Biodelivery Sciences International, Inc. (a)	685,354	2,165,719
Cara Therapeutics, Inc. (a)(b)	201,527	2,672,248
Cassava Sciences, Inc. (a)(b)	149,599	1,228,208
Cerecor, Inc. (a)	205,374	423,070
Chiasma, Inc. (a)(b)	391,165	1,466,869
Collegium Pharmaceutical, Inc. (a)(b)	183,146	3,265,493
Corcept Therapeutics, Inc. (a)(b)	635,268	10,659,797
CorMedix, Inc. (a)(b)	229,708	1,160,025
CymaBay Therapeutics, Inc. (a)	453,434	3,772,571
Durect Corp. (a)(b)	1,373,269	2,478,751
Eloxx Pharmaceuticals, Inc. (a)	154,084	389,833
Endo International PLC (a)	1,084,134	4,954,492
Eton Pharmaceuticals, Inc. (a)(b)	118,482	863,734
Evofem Biosciences, Inc. (a)(b)	627,807	1,487,903
Evolus, Inc. (a)(b)	78,735	238,567
Fulcrum Therapeutics, Inc. (a)(b)	100,263	988,593
Harrow Health, Inc. (a)	150,284	715,352
IMARA, Inc. (b)	33,518	529,920
Innoviva, Inc. (a)(b)	441,180	4,769,156
Intersect ENT, Inc. (a)	178,017	2,759,264
Intra-Cellular Therapies, Inc. (a)	421,696	10,403,240
Kala Pharmaceuticals, Inc. (a)(b)	264,908	1,748,393
Kaleido Biosciences, Inc. (a)(b)	80,982	494,800
Lannett Co., Inc. (a)(b)	158,313	1,017,953
Liquidia Technologies, Inc. (a)	195,120	901,454
Lyra Therapeutics, Inc.	29,777	318,614
Marinus Pharmaceuticals, Inc. (a)(b)	157,542	2,054,348
MyoKardia, Inc. (a)	324,667	72,572,797
NGM Biopharmaceuticals, Inc. (a)(b)	153,407	2,660,077
Ocular Therapeutix, Inc. (a)(b)	395,473	3,756,994
Odonate Therapeutics, Inc. (a)(b)	36,524	526,311
Omeros Corp. (a)(b)	404,145	4,098,030
OptiNose, Inc. (a)(b)	160,119	512,381
Osmotica Pharmaceuticals PLC (a)(b)	106,907	548,433
Pacira Biosciences, Inc. (a)	270,006	14,121,314
Paratek Pharmaceuticals, Inc. (a)(b)	293,398	1,399,508
Phathom Pharmaceuticals, Inc. (a)(b)	69,423	2,732,489
Phibro Animal Health Corp. Class A	113,506	1,866,039
Pliant Therapeutics, Inc. (b)	75,510	1,632,526
Prestige Brands Holdings, Inc. (a)	325,186	10,740,894
Provention Bio, Inc. (a)(b)	305,495	3,623,171
Relmada Therapeutics, Inc. (a)(b)	92,853	2,871,943
Revance Therapeutics, Inc. (a)	403,177	10,434,221
scPharmaceuticals, Inc. (a)	37,401	322,397
SIGA Technologies, Inc. (a)	347,341	2,219,509
Strongbridge Biopharma PLC (a)	267,002	520,654
Supernus Pharmaceuticals, Inc. (a)	324,595	5,959,564
TherapeuticsMD, Inc. (a)(b)	1,709,736	2,085,878
Theravance Biopharma, Inc. (a)(b)	236,201	4,466,561
Tricida, Inc. (a)	119,055	670,280
Verrica Pharmaceuticals, Inc. (a)(b)	82,943	614,608
Vyne Therapeutics, Inc. (a)(b)	1,037,431	1,659,890
WAVE Life Sciences (a)(b)	190,668	1,348,023
Xeris Pharmaceuticals, Inc. (a)(b)	337,763	1,597,619
Zogenix, Inc. (a)(b)	382,076	8,145,860
		260,318,263

TOTAL HEALTH CARE		2,608,164,181

INDUSTRIALS - 15.0%
Aerospace & Defense - 0.9%
AAR Corp.	235,727	4,587,247
Aerojet Rocketdyne Holdings, Inc. (a)	471,231	15,277,309
AeroVironment, Inc. (a)	138,313	10,561,581
Astronics Corp. (a)	118,928	761,139
Cubic Corp.	202,548	11,972,612
Ducommun, Inc. (a)	70,270	2,311,883
Kaman Corp.	177,008	7,020,137
Kratos Defense & Security Solutions, Inc. (a)	781,012	14,753,317
Maxar Technologies, Inc.	390,936	10,074,421
Moog, Inc. Class A	189,661	11,832,950
National Presto Industries, Inc.	32,718	2,718,539
PAE, Inc. (a)(b)	382,742	3,031,317
Park Aerospace Corp.	113,395	1,200,853
Parsons Corp. (a)(b)	144,462	4,553,442
Triumph Group, Inc.	351,438	2,319,491
Vectrus, Inc. (a)	74,849	2,958,032
		105,934,270
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	376,093	10,545,648
Atlas Air Worldwide Holdings, Inc. (a)	164,981	9,760,276
Echo Global Logistics, Inc. (a)	171,314	4,620,339
Forward Air Corp.	176,251	11,098,525
Hub Group, Inc. Class A (a)	207,954	10,424,734
Radiant Logistics, Inc. (a)	267,947	1,377,248
		47,826,770
Airlines - 0.3%
Allegiant Travel Co. (b)	84,744	11,420,101
Hawaiian Holdings, Inc. (b)	135,582	1,877,811
Mesa Air Group, Inc. (a)	97,401	307,787
SkyWest, Inc.	331,346	9,618,974
Spirit Airlines, Inc. (a)(b)	611,305	10,740,629
		33,965,302
Building Products - 1.6%
AAON, Inc.	264,019	15,421,350
Advanced Drain Systems, Inc.	356,492	22,612,288
Alpha PRO Tech Ltd. (a)(b)	78,577	1,115,008
American Woodmark Corp. (a)	108,852	8,992,264
Apogee Enterprises, Inc.	176,271	4,211,114
Builders FirstSource, Inc. (a)(b)	742,846	22,508,234
Caesarstone Sdot-Yam Ltd. (b)	128,261	1,237,719
Cornerstone Building Brands, Inc. (a)(b)	282,029	2,163,162
CSW Industrials, Inc.	87,716	7,502,349
Gibraltar Industries, Inc. (a)	209,484	12,034,856
Griffon Corp.	278,464	5,970,268
Insteel Industries, Inc.	118,464	2,577,777
Jeld-Wen Holding, Inc. (a)	431,862	9,082,058
Masonite International Corp. (a)	156,393	13,762,584
Patrick Industries, Inc. (b)	142,168	7,925,866
PGT Innovations, Inc. (a)	367,359	6,090,812
Quanex Building Products Corp.	213,434	3,884,499
Resideo Technologies, Inc. (a)	797,486	8,038,659
Simpson Manufacturing Co. Ltd.	279,409	24,789,166
UFP Industries, Inc.	383,478	19,139,387
		199,059,420
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	429,467	14,911,094
ACCO Brands Corp.	616,251	3,247,643
Brady Corp. Class A	300,759	11,344,629
BrightView Holdings, Inc. (a)	275,564	3,370,148
Casella Waste Systems, Inc. Class A (a)	296,304	15,997,453
CECO Environmental Corp. (a)	201,199	1,424,489
Cimpress PLC (a)(b)	112,559	8,261,831
CompX International, Inc. Class A	9,148	115,631
Covanta Holding Corp.	770,841	6,999,236
Deluxe Corp.	281,747	6,040,656
Ennis, Inc.	167,629	2,554,666
Harsco Corp. (a)	510,956	6,591,332
Healthcare Services Group, Inc.	478,691	10,952,450
Heritage-Crystal Clean, Inc. (a)	102,450	1,688,376
Herman Miller, Inc.	386,016	11,761,908
HNI Corp.	272,586	8,872,674
IBEX Ltd. (a)(b)	32,460	490,471
Interface, Inc.	424,804	2,604,049
KAR Auction Services, Inc.	841,589	12,253,536
Kimball International, Inc. Class B	241,375	2,486,163
Knoll, Inc.	342,055	3,919,950
Matthews International Corp. Class A	203,510	4,442,623
McGrath RentCorp.	155,268	8,862,697
Montrose Environmental Group, Inc. (a)	72,519	1,960,189
NL Industries, Inc.	33,027	136,732
PICO Holdings, Inc. (a)	105,368	871,393
Pitney Bowes, Inc.	1,117,689	5,934,929
Quad/Graphics, Inc.	207,746	471,583
SP Plus Corp. (a)	131,692	2,427,084
Steelcase, Inc. Class A	434,151	4,532,536
Team, Inc. (a)(b)	169,075	906,242
Tetra Tech, Inc.	344,607	34,774,292
The Brink's Co.	328,591	14,073,553
U.S. Ecology, Inc.	213,279	6,509,275
UniFirst Corp.	94,217	15,433,687
Viad Corp. (b)	145,109	2,902,180
VSE Corp.	56,314	1,630,853
		241,758,233
Construction & Engineering - 1.4%
Aegion Corp. (a)	196,124	2,767,310
Ameresco, Inc. Class A (a)(b)	157,662	6,052,644
API Group Corp. (a)(b)(d)	901,173	12,967,879
Arcosa, Inc.	312,176	14,413,166
Argan, Inc.	94,644	3,898,386
Comfort Systems U.S.A., Inc.	231,199	10,588,914
Concrete Pumping Holdings, Inc. (a)(b)	171,715	554,639
Construction Partners, Inc. Class A (a)	170,362	3,471,978
Dycom Industries, Inc. (a)(b)	197,083	12,798,570
EMCOR Group, Inc.	344,579	23,496,842
Fluor Corp. (b)	935,215	10,614,690
Granite Construction, Inc.	313,765	6,058,802
Great Lakes Dredge & Dock Corp. (a)	416,228	4,299,635
HC2 Holdings, Inc. (a)	306,110	658,137
HC2 Holdings, Inc. rights (a)	280,260	3
IES Holdings, Inc. (a)	54,118	1,727,447
MasTec, Inc. (a)(b)	365,164	18,126,741
MYR Group, Inc. (a)	107,139	4,580,192
Northwest Pipe Co. (a)	64,186	1,720,185
NV5 Holdings, Inc. (a)(b)	71,208	3,993,345
Primoris Services Corp.	308,483	5,821,074
Sterling Construction Co., Inc. (a)	183,481	2,697,171
Tutor Perini Corp. (a)	219,225	2,961,730
Willscot Mobile Mini Holdings (a)	1,025,813	19,059,606
		173,329,086
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	48,039	1,814,913
American Superconductor Corp. (a)	148,807	2,069,905
Atkore International Group, Inc. (a)	311,080	6,436,245
AZZ, Inc.	142,747	4,794,872
Bloom Energy Corp. Class A (a)	568,008	7,179,621
Encore Wire Corp.	129,606	5,989,093
EnerSys	271,589	19,445,772
FuelCell Energy, Inc. (a)(b)	1,380,350	2,760,700
LSI Industries, Inc.	161,985	1,107,977
Orion Energy Systems, Inc. (a)	181,974	1,168,273
Plug Power, Inc. (a)(b)	2,183,613	30,570,582
Powell Industries, Inc.	61,251	1,447,361
Preformed Line Products Co.	19,004	1,045,790
Sunrun, Inc. (a)	935,402	48,659,612
Thermon Group Holdings, Inc. (a)	183,114	1,847,620
TPI Composites, Inc. (a)	196,339	6,502,748
Ultralife Corp. (a)	60,214	310,704
Vicor Corp. (a)(b)	124,438	9,706,164
		152,857,952
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	237,130	5,197,890
Machinery - 3.7%
Alamo Group, Inc.	63,185	7,603,051
Albany International Corp. Class A	197,462	10,058,714
Altra Industrial Motion Corp. (b)	414,085	17,706,275
Astec Industries, Inc.	142,669	7,247,585
Barnes Group, Inc.	302,391	11,097,750
Blue Bird Corp. (a)	96,355	1,111,937
Chart Industries, Inc. (a)	232,289	19,616,806
CIRCOR International, Inc. (a)	115,786	3,230,429
Columbus McKinnon Corp. (NY Shares)	149,607	5,070,181
Douglas Dynamics, Inc.	139,459	4,756,946
Eastern Co.	29,569	605,277
Energy Recovery, Inc. (a)(b)	257,988	2,499,904
Enerpac Tool Group Corp. Class A	344,236	6,137,728
EnPro Industries, Inc.	133,148	7,858,395
ESCO Technologies, Inc.	163,914	13,717,963
Evoqua Water Technologies Corp. (a)	584,825	13,410,037
ExOne Co. (a)(b)	75,901	762,805
Federal Signal Corp.	381,766	10,949,049
Franklin Electric Co., Inc.	295,453	17,647,408
Gencor Industries, Inc. (a)	52,691	609,108
Gorman-Rupp Co.	105,876	3,287,450
Graham Corp.	61,654	813,833
Greenbrier Companies, Inc.	209,848	5,661,699
Helios Technologies, Inc.	198,976	8,325,156
Hillenbrand, Inc.	472,161	13,810,709
Hurco Companies, Inc.	39,334	1,173,727
Hyster-Yale Materials Handling Class A	62,602	2,654,325
John Bean Technologies Corp.	200,632	16,847,069
Kadant, Inc.	73,362	8,445,433
Kennametal, Inc.	531,998	16,491,938
L.B. Foster Co. Class A (a)	66,475	901,401
Lindsay Corp.	68,976	7,263,173
Luxfer Holdings PLC sponsored	177,668	2,206,637
Lydall, Inc. (a)	117,978	2,334,785
Manitowoc Co., Inc. (a)	182,962	1,377,704
Mayville Engineering Co., Inc. (a)(b)	41,436	369,195
Meritor, Inc. (a)	439,582	10,699,426
Miller Industries, Inc.	73,236	2,192,686
Mueller Industries, Inc.	353,234	10,219,060
Mueller Water Products, Inc. Class A	992,741	10,284,797
Navistar International Corp. (a)	319,817	13,787,311
NN, Inc. (a)	242,033	1,297,297
Omega Flex, Inc.	19,013	2,846,246
Park-Ohio Holdings Corp.	57,087	1,126,897
Proto Labs, Inc. (a)(b)	171,069	20,199,828
RBC Bearings, Inc. (a)	157,997	18,809,543
REV Group, Inc.	134,280	1,054,098
Rexnord Corp.	778,406	24,971,264
SPX Corp. (a)	276,055	11,701,971
SPX Flow, Inc. (a)	273,195	11,569,808
Standex International Corp.	77,947	4,839,729
Tennant Co.	116,511	6,946,386
Terex Corp.	439,125	10,841,996
The Shyft Group, Inc.	223,190	4,309,799
TriMas Corp. (a)	278,140	6,767,146
Wabash National Corp. (b)	348,871	4,974,900
Watts Water Technologies, Inc. Class A	175,904	19,484,886
Welbilt, Inc. (a)	872,457	5,304,539
		457,891,195
Marine - 0.2%
Costamare, Inc.	327,399	1,862,900
Eagle Bulk Shipping, Inc. (a)(b)	46,179	635,423
Genco Shipping & Trading Ltd.	123,546	798,107
Matson, Inc.	273,709	14,219,183
Pangaea Logistics Solutions Ltd.	68,424	182,692
Safe Bulkers, Inc. (a)	310,194	275,018
Scorpio Bulkers, Inc.	74,015	812,685
		18,786,008
Professional Services - 1.3%
Acacia Research Corp. (a)	303,626	956,422
ASGN, Inc. (a)	325,692	21,717,143
Barrett Business Services, Inc.	49,612	2,939,511
BG Staffing, Inc.	63,246	504,071
CBIZ, Inc. (a)	326,068	7,391,962
CRA International, Inc.	49,978	2,046,599
Exponent, Inc.	329,894	22,957,323
Forrester Research, Inc. (a)	71,409	2,637,848
Franklin Covey Co. (a)	82,107	1,389,250
GP Strategies Corp. (a)	78,911	761,491
Heidrick & Struggles International, Inc.	125,937	2,877,660
Huron Consulting Group, Inc. (a)	145,969	5,526,386
ICF International, Inc.	115,789	7,571,443
Insperity, Inc.	232,363	17,794,359
Kelly Services, Inc. Class A (non-vtg.)	227,939	3,961,580
Kforce, Inc.	127,525	4,425,118
Korn Ferry	355,677	10,737,889
Mastech Digital, Inc. (a)	25,350	397,488
MISTRAS Group, Inc. (a)	112,977	420,274
Red Violet, Inc. (a)(b)	43,770	910,416
Resources Connection, Inc.	195,938	2,104,374
TriNet Group, Inc. (a)	263,501	18,160,489
TrueBlue, Inc. (a)	238,328	3,698,851
Upwork, Inc. (a)	592,932	10,939,595
Willdan Group, Inc. (a)	67,226	1,759,304
		154,586,846
Road & Rail - 0.6%
ArcBest Corp.	163,092	4,977,568
Avis Budget Group, Inc. (a)(b)	342,309	11,525,544
Covenant Transport Group, Inc. Class A (a)	65,405	900,627
Daseke, Inc. (a)	249,984	1,642,395
Heartland Express, Inc.	311,342	5,700,672
Marten Transport Ltd.	377,086	5,786,385
P.A.M. Transportation Services, Inc. (a)	10,921	432,472
Saia, Inc. (a)	168,198	24,836,117
U.S. Xpress Enterprises, Inc. (a)	144,961	1,045,169
Universal Logistics Holdings, Inc.	51,046	1,007,138
Werner Enterprises, Inc.	389,663	14,814,987
		72,669,074
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc. (a)(b)	117,416	894,710
Applied Industrial Technologies, Inc.	247,939	15,136,676
Beacon Roofing Supply, Inc. (a)	352,412	10,819,048
BMC Stock Holdings, Inc. (a)	433,325	17,155,337
CAI International, Inc.	107,687	2,837,552
DXP Enterprises, Inc. (a)	93,805	1,467,110
EVI Industries, Inc. (a)(b)	31,086	908,022
Foundation Building Materials, Inc. (a)	137,016	1,994,953
GATX Corp. (b)	223,017	15,227,601
General Finance Corp. (a)	69,731	456,738
GMS, Inc. (a)	272,227	6,152,330
H&E Equipment Services, Inc.	218,171	4,590,318
Herc Holdings, Inc. (a)	133,855	5,937,808
Lawson Products, Inc. (a)	26,672	1,099,153
MRC Global, Inc. (a)	579,347	2,468,018
Nesco Holdings, Inc. Class A (a)	84,288	349,795
Now, Inc. (a)	487,464	1,983,978
Rush Enterprises, Inc.:
Class A	280,531	10,054,231
Class B	22,522	708,317
SiteOne Landscape Supply, Inc. (a)	281,584	33,646,472
Systemax, Inc.	81,313	2,311,729
Textainer Group Holdings Ltd. (a)(b)	333,095	4,816,554
Titan Machinery, Inc. (a)	138,900	2,082,111
Transcat, Inc. (a)	45,542	1,407,703
Triton International Ltd.	387,929	14,306,822
Veritiv Corp. (a)	72,345	1,041,768
WESCO International, Inc. (a)	323,776	13,352,522
Willis Lease Finance Corp. (a)	18,852	399,851
		173,607,227

TOTAL INDUSTRIALS		1,837,469,273

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	249,400	16,894,356
ADTRAN, Inc.	305,751	3,268,478
Applied Optoelectronics, Inc. (a)(b)	84,286	740,031
CalAmp Corp. (a)	182,390	1,291,321
Calix Networks, Inc. (a)	337,644	7,904,246
Cambium Networks Corp. (a)	37,061	853,885
Casa Systems, Inc. (a)	162,592	678,009
Clearfield, Inc. (a)	74,697	1,563,408
Comtech Telecommunications Corp.	184,595	2,658,168
Digi International, Inc. (a)	186,271	2,743,772
Dzs, Inc. (a)	78,759	897,065
Extreme Networks, Inc. (a)	803,972	3,264,126
Harmonic, Inc. (a)	646,405	3,839,646
Infinera Corp. (a)(b)	1,041,501	6,519,796
Inseego Corp. (a)(b)	438,697	3,816,664
InterDigital, Inc.	194,886	10,909,718
KVH Industries, Inc.(a)	106,674	926,997
LRAD Corp. (a)(b)	211,757	1,274,777
NETGEAR, Inc. (a)(b)	187,747	5,786,363
NetScout Systems, Inc. (a)	444,187	9,114,717
PC-Tel, Inc.	121,335	618,809
Plantronics, Inc. (b)	227,740	4,445,485
Resonant, Inc. (a)(b)	357,927	819,653
Sonus Networks, Inc. (a)	404,164	1,741,947
Viavi Solutions, Inc. (a)	1,481,449	18,295,895
		110,867,332
Electronic Equipment & Components - 2.2%
Akoustis Technologies, Inc. (a)(b)	207,592	1,720,938
Arlo Technologies, Inc. (a)	510,934	2,278,766
Badger Meter, Inc.	187,045	13,717,880
Bel Fuse, Inc. Class B (non-vtg.)	61,996	725,973
Belden, Inc.	292,149	9,021,561
Benchmark Electronics, Inc.	204,109	4,251,590
CTS Corp.	205,658	5,684,387
Daktronics, Inc.	236,358	921,796
ePlus, Inc. (a)	84,793	5,724,375
Fabrinet (a)	235,928	14,160,399
FARO Technologies, Inc. (a)	113,477	6,835,854
Fitbit, Inc. (a)	1,552,080	10,926,643
II-VI, Inc. (a)(b)	647,131	29,425,047
Insight Enterprises, Inc. (a)(b)	222,080	11,847,968
Intellicheck, Inc. (a)	115,045	832,926
Iteris, Inc. (a)	260,945	983,763
Itron, Inc. (a)(b)	258,721	17,580,092
Kimball Electronics, Inc. (a)	154,707	1,875,049
Knowles Corp. (a)(b)	585,215	8,339,314
Luna Innovations, Inc. (a)(b)	189,930	1,198,458
Methode Electronics, Inc. Class A	235,548	7,247,812
MTS Systems Corp.	123,821	3,006,374
Napco Security Technolgies, Inc. (a)(b)	75,451	1,819,878
nLIGHT, Inc. (a)(b)	224,949	4,777,917
Novanta, Inc. (a)	219,038	23,813,811
OSI Systems, Inc. (a)	108,076	8,339,144
Par Technology Corp. (a)	103,538	3,827,800
PC Connection, Inc.	70,656	3,218,381
Plexus Corp. (a)	183,748	12,777,836
Powerfleet, Inc. (a)	183,811	1,112,057
Research Frontiers, Inc. (a)	171,726	444,770
Rogers Corp. (a)(b)	119,730	14,513,671
Sanmina Corp. (a)	438,131	10,707,922
ScanSource, Inc. (a)	168,746	3,391,795
TTM Technologies, Inc. (a)	667,947	7,928,531
Vishay Intertechnology, Inc.	715,007	11,597,414
Vishay Precision Group, Inc. (a)	79,528	1,899,924
Wrap Technologies, Inc. (a)(b)	86,878	449,159
		268,926,975
IT Services - 2.0%
Brightcove, Inc. (a)	254,169	3,215,238
Cardtronics PLC (a)	181,689	3,235,881
Cass Information Systems, Inc.	92,504	3,628,007
Conduent, Inc. (a)	886,088	3,088,017
CSG Systems International, Inc. (b)	207,130	7,846,084
Endurance International Group Holdings, Inc. (a)	335,354	1,948,407
EVERTEC, Inc.	385,399	12,826,079
EVO Payments, Inc. Class A (a)	263,649	5,555,084
ExlService Holdings, Inc. (a)	215,798	16,344,541
GreenSky, Inc. Class A (a)(b)	419,356	1,983,554
Grid Dynamics Holdings, Inc. (a)	144,986	1,130,891
GTT Communications, Inc. (a)(b)	142,001	523,984
Hackett Group, Inc.	161,488	2,086,425
i3 Verticals, Inc. Class A (a)(b)	97,801	2,017,635
Information Services Group, Inc. (a)	192,456	394,535
International Money Express, Inc. (a)	160,777	2,236,408
KBR, Inc. (b)	913,247	20,356,276
Limelight Networks, Inc. (a)(b)	789,032	2,785,283
Liveramp Holdings, Inc. (a)	409,427	27,059,030
ManTech International Corp. Class A	173,656	11,266,801
Maximus, Inc.	391,782	26,476,628
MoneyGram International, Inc. (a)	407,147	2,096,807
NIC, Inc.	419,549	9,406,289
Paysign, Inc. (a)(b)	168,190	800,584
Perficient, Inc. (a)(b)	208,077	8,148,295
Perspecta, Inc.	891,380	15,982,443
PFSweb, Inc. (a)	95,849	594,264
Priority Technology Holdings, Inc. (a)(b)	54,596	157,782
Rackspace Technology, Inc. (a)(b)	219,717	3,460,543
Repay Holdings Corp. (a)	382,129	8,609,366
ServiceSource International, Inc. (a)	559,156	777,227
StarTek, Inc. (a)	105,268	552,657
Sykes Enterprises, Inc. (a)(b)	246,666	8,445,844
Ttec Holdings, Inc.	115,553	6,329,993
Tucows, Inc. (a)	60,895	4,493,442
Unisys Corp. (a)	399,404	5,248,169
Verra Mobility Corp. (a)(b)	860,461	8,269,030
Virtusa Corp. (a)	187,328	9,422,598
		248,800,121
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	243,953	16,459,509
Alpha & Omega Semiconductor Ltd. (a)	132,819	2,106,509
Ambarella, Inc. (a)	211,565	11,566,259
Amkor Technology, Inc.	641,995	7,607,641
Atomera, Inc. (a)(b)	111,449	908,309
Axcelis Technologies, Inc. (a)	214,801	4,740,658
AXT, Inc. (a)(b)	258,203	1,536,308
Brooks Automation, Inc.	465,087	21,719,563
Ceva, Inc. (a)(b)	138,922	5,601,335
CMC Materials, Inc.	185,789	26,417,338
Cohu, Inc.	263,160	5,718,467
CyberOptics Corp. (a)	47,163	1,086,636
Diodes, Inc. (a)	272,483	15,757,692
DSP Group, Inc. (a)	143,435	1,889,039
FormFactor, Inc. (a)	496,174	14,066,533
GSI Technology, Inc. (a)	94,909	579,894
Ichor Holdings Ltd. (a)	150,678	3,504,770
Impinj, Inc. (a)(b)	109,752	2,799,774
Lattice Semiconductor Corp. (a)	862,924	30,116,048
MACOM Technology Solutions Holdings, Inc. (a)	299,438	10,929,487
Maxeon Solar Technologies Ltd. (a)(b)	70,802	1,146,992
MaxLinear, Inc. Class A (a)	430,047	11,370,443
NeoPhotonics Corp. (a)	346,088	2,356,859
NVE Corp.	29,678	1,369,046
Onto Innovation, Inc. (a)	304,000	9,749,280
PDF Solutions, Inc. (a)	187,901	3,521,265
Photronics, Inc. (a)	420,803	4,102,829
Pixelworks, Inc. (a)	268,074	595,124
Power Integrations, Inc.	377,517	22,730,299
Rambus, Inc. (a)	720,230	9,931,972
Semtech Corp. (a)(b)	412,388	22,635,977
Silicon Laboratories, Inc. (a)(b)	276,831	28,364,104
SiTime Corp. (b)	58,991	4,925,159
SMART Global Holdings, Inc. (a)(b)	95,147	2,510,929
SunPower Corp. (a)(b)	489,538	7,827,713
Synaptics, Inc. (a)	218,635	16,762,745
Ultra Clean Holdings, Inc. (a)	261,861	5,575,021
Veeco Instruments, Inc. (a)	324,301	4,128,352
		344,715,878
Software - 5.4%
8x8, Inc. (a)(b)	664,133	11,476,218
A10 Networks, Inc. (a)	403,634	2,720,493
ACI Worldwide, Inc. (a)	734,263	21,418,452
Agilysys, Inc. (a)	117,488	3,181,575
Alarm.com Holdings, Inc. (a)	305,506	17,820,165
Altair Engineering, Inc. Class A (a)(b)	272,713	11,734,840
American Software, Inc. Class A	191,669	2,813,701
AppFolio, Inc. (a)	105,082	15,013,065
Appian Corp. Class A (a)(b)	228,486	14,463,164
Asure Software, Inc. (a)	94,045	664,898
Avaya Holdings Corp. (a)	529,472	9,106,918
Benefitfocus, Inc. (a)	208,989	2,146,317
Blackbaud, Inc.	316,836	15,632,688
BlackLine, Inc. (a)(b)	322,000	31,452,960
Bottomline Technologies, Inc. (a)	278,167	11,048,793
Box, Inc. Class A (a)(b)	887,055	13,749,353
Cerence, Inc. (a)(b)	236,536	12,910,135
ChannelAdvisor Corp. (a)	182,190	2,951,478
Cloudera, Inc. (a)(b)	1,321,390	12,843,911
CommVault Systems, Inc. (a)	267,414	10,586,920
Cornerstone OnDemand, Inc. (a)	389,896	14,812,149
Digimarc Corp. (a)(b)	61,554	1,950,646
Digital Turbine, Inc. (a)	530,595	15,206,853
Domo, Inc. Class B (a)	165,277	5,250,850
Ebix, Inc. (b)	177,691	3,209,099
eGain Communications Corp. (a)	136,425	2,162,336
Envestnet, Inc. (a)	340,788	26,152,071
GTY Govtech, Inc. (a)	275,934	802,968
Intelligent Systems Corp. (a)(b)	50,821	1,927,132
j2 Global, Inc. (a)(b)	291,521	19,788,445
LivePerson, Inc. (a)	394,396	21,084,410
MicroStrategy, Inc. Class A (a)	48,950	8,178,077
Mimecast Ltd. (a)	368,525	14,081,340
Mitek Systems, Inc. (a)	267,560	3,331,122
MobileIron, Inc. (a)	636,622	4,481,819
Model N, Inc. (a)	217,192	7,651,674
Onespan, Inc. (a)	215,933	4,735,411
Park City Group, Inc. (a)	79,552	345,256
Ping Identity Holding Corp. (a)(b)	233,428	6,463,621
Progress Software Corp.	285,933	10,399,383
PROS Holdings, Inc. (a)(b)	255,634	7,201,210
Q2 Holdings, Inc. (a)(b)	317,587	28,976,638
QAD, Inc. Class A	75,607	3,163,397
Qualys, Inc. (a)(b)	217,955	19,147,347
Rapid7, Inc. (a)(b)	323,148	20,012,556
Rimini Street, Inc. (a)	142,102	450,463
SailPoint Technologies Holding, Inc. (a)(b)	565,608	23,478,388
Sapiens International Corp. NV	166,486	4,516,765
SeaChange International, Inc. (a)	233,679	175,259
SecureWorks Corp. (a)	56,849	591,230
ShotSpotter, Inc. (a)(b)	53,553	1,569,638
Smith Micro Software, Inc. (a)	236,626	974,899
Sprout Social, Inc. (a)(b)	174,733	7,635,832
SPS Commerce, Inc. (a)	226,803	19,412,069
SurveyMonkey (a)	778,343	16,290,719
Synchronoss Technologies, Inc. (a)(b)	299,971	830,920
TeleNav, Inc. (a)	229,592	934,439
Tenable Holdings, Inc. (a)	448,928	15,312,934
Upland Software, Inc. (a)	166,471	6,945,170
Varonis Systems, Inc. (a)	200,054	23,120,241
Verint Systems, Inc. (a)	411,203	19,951,570
Veritone, Inc. (a)(b)	153,344	1,438,367
VirnetX Holding Corp. (b)	406,283	2,250,808
Workiva, Inc. (a)	250,883	13,876,339
Xperi Holding Corp.	705,356	8,746,414
Yext, Inc. (a)(b)	647,376	10,733,494
Zix Corp. (a)	365,029	2,237,628
Zuora, Inc. (a)	660,447	6,353,500
		662,078,940
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	792,767	4,510,844
Avid Technology, Inc. (a)	204,643	1,907,273
Diebold Nixdorf, Inc. (a)(b)	357,556	2,227,574
Eastman Kodak Co. (a)(b)	100,843	697,834
Immersion Corp. (a)	123,295	759,497
Intevac, Inc. (a)(b)	145,928	770,500
Quantum Corp. (a)	191,604	800,905
Super Micro Computer, Inc. (a)	288,345	6,551,198
		18,225,625

TOTAL INFORMATION TECHNOLOGY		1,653,614,871

MATERIALS - 4.1%
Chemicals - 1.8%
AdvanSix, Inc. (a)	190,416	2,898,132
AgroFresh Solutions, Inc. (a)	187,227	385,688
American Vanguard Corp.	191,677	2,476,467
Amyris, Inc. (a)(b)	730,251	1,825,628
Balchem Corp.	205,610	20,550,720
Chase Corp.	46,399	4,415,329
Ferro Corp. (a)	522,263	6,716,302
FutureFuel Corp.	167,007	1,985,713
GCP Applied Technologies, Inc. (a)	313,279	6,832,615
H.B. Fuller Co.	331,434	14,997,389
Hawkins, Inc.	63,552	2,968,514
Ingevity Corp. (a)	271,665	14,908,975
Innospec, Inc.	160,921	10,643,315
Intrepid Potash, Inc. (a)	48,415	483,182
Koppers Holdings, Inc. (a)	113,446	2,544,594
Kraton Performance Polymers, Inc. (a)	205,413	5,813,188
Kronos Worldwide, Inc. (b)	143,290	1,908,623
Livent Corp. (a)(b)	950,956	10,222,777
Marrone Bio Innovations, Inc. (a)(b)	435,843	479,427
Minerals Technologies, Inc.	218,231	11,935,053
Orion Engineered Carbons SA	325,935	4,781,466
PolyOne Corp.	590,971	18,361,469
PQ Group Holdings, Inc. (a)	267,320	3,090,219
Quaker Chemical Corp.	85,462	16,305,295
Rayonier Advanced Materials, Inc. (a)(b)	451,266	1,547,842
Sensient Technologies Corp.	271,482	17,763,067
Stepan Co.	137,515	16,012,247
Trecora Resources (a)	158,941	940,931
Tredegar Corp.	176,706	2,576,373
Trinseo SA	163,864	5,214,152
Tronox Holdings PLC	602,322	5,884,686
		217,469,378
Construction Materials - 0.1%
Forterra, Inc. (a)	122,913	1,604,015
Summit Materials, Inc. (a)	746,782	13,210,574
U.S. Concrete, Inc. (a)	113,664	3,860,029
United States Lime & Minerals, Inc.	12,344	1,144,289
		19,818,907
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	159,001	6,453,851
Class B	18,758	811,284
Myers Industries, Inc.	232,387	3,332,430
O-I Glass, Inc.	1,008,432	9,509,514
Ranpak Holdings Corp. (A Shares) (a)	189,822	1,619,182
UFP Technologies, Inc. (a)	44,285	1,641,202
		23,367,463
Metals & Mining - 1.5%
Alcoa Corp. (a)	1,272,142	16,436,075
Allegheny Technologies, Inc. (a)(b)	543,320	5,003,977
Arconic Rolled Products Corp. (a)	638,891	13,889,490
Caledonia Mining Corp. PLC	73,536	1,200,843
Carpenter Technology Corp.	304,315	5,319,426
Century Aluminum Co. (a)	360,135	2,369,688
Cleveland-Cliffs, Inc. (b)	2,581,540	21,375,151
Coeur d'Alene Mines Corp. (a)(b)	1,556,652	11,005,530
Commercial Metals Co.	768,347	15,866,366
Compass Minerals International, Inc.	218,478	13,191,702
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	206,350	565,399
Haynes International, Inc.	68,772	1,114,794
Hecla Mining Co.	3,359,841	15,388,072
Kaiser Aluminum Corp.	109,029	6,861,195
Materion Corp.	129,822	6,645,588
Novagold Resources, Inc. (a)	1,528,704	15,845,832
Olympic Steel, Inc.	61,051	696,592
Ryerson Holding Corp. (a)	115,971	912,692
Schnitzer Steel Industries, Inc. Class A	186,448	3,915,408
SunCoke Energy, Inc.	575,663	2,009,064
TimkenSteel Corp. (a)(b)	254,173	983,650
United States Steel Corp.	1,508,064	14,567,898
Warrior Metropolitan Coal, Inc.	342,363	5,135,445
Worthington Industries, Inc.	234,236	11,526,754
		191,826,632
Paper & Forest Products - 0.5%
Boise Cascade Co.	216,456	8,307,581
Clearwater Paper Corp. (a)(b)	104,714	3,890,125
Domtar Corp.	383,325	9,153,801
Louisiana-Pacific Corp.	721,595	20,623,185
Neenah, Inc.	93,382	3,513,965
P.H. Glatfelter Co.	287,824	4,107,248
Schweitzer-Mauduit International, Inc.	174,675	5,799,210
Verso Corp. (b)	232,510	1,808,928
		57,204,043

TOTAL MATERIALS		509,686,423

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust (SBI)	626,913	5,849,098
Agree Realty Corp.	349,176	21,673,354
Alexander & Baldwin, Inc.	482,922	6,205,548
Alexanders, Inc.	14,631	3,558,113
Alpine Income Property Trust, Inc.	51,101	712,859
American Assets Trust, Inc.	337,566	7,065,256
American Finance Trust, Inc.	763,994	4,404,425
Armada Hoffler Properties, Inc.	389,281	3,507,422
Bluerock Residential Growth (REIT), Inc.	170,993	1,480,799
BRT Realty Trust	70,706	880,290
CareTrust (REIT), Inc.	622,823	10,650,273
CatchMark Timber Trust, Inc.	334,655	2,908,152
Chatham Lodging Trust	335,464	2,465,660
CIM Commercial Trust Corp.	67,441	539,528
City Office REIT, Inc.	315,302	1,992,709
Clipper Realty, Inc.	105,706	594,068
Colony Capital, Inc. (b)	3,142,135	11,186,001
Columbia Property Trust, Inc.	781,768	8,271,105
Community Healthcare Trust, Inc.	145,474	6,735,446
CoreCivic, Inc.	829,709	5,318,435
CorEnergy Infrastructure Trust, Inc.	60,146	281,483
CorePoint Lodging, Inc.	252,600	1,207,428
DiamondRock Hospitality Co.	1,038,298	5,129,192
Diversified Healthcare Trust (SBI)	1,646,307	4,766,059
Easterly Government Properties, Inc.	530,545	11,088,391
EastGroup Properties, Inc.	250,796	33,375,932
Essential Properties Realty Trust, Inc.	599,016	9,895,744
Farmland Partners, Inc.	182,399	1,174,650
Four Corners Property Trust, Inc.	459,536	11,644,642
Franklin Street Properties Corp.	724,478	3,042,808
Front Yard Residential Corp. Class B	292,412	3,915,397
Getty Realty Corp.	230,658	6,061,692
Gladstone Commercial Corp.	233,549	3,795,171
Gladstone Land Corp.	144,381	2,002,564
Global Medical REIT, Inc.	293,602	3,649,473
Global Net Lease, Inc.	592,847	8,436,213
Government Properties Income Trust	327,062	6,021,211
Healthcare Realty Trust, Inc.	877,305	24,389,079
Hersha Hospitality Trust	266,403	1,305,375
Hospitality Properties Trust (SBI)	1,116,333	8,048,761
Independence Realty Trust, Inc.	626,930	7,617,200
Industrial Logistics Properties Trust	436,388	8,369,922
Investors Real Estate Trust	84,814	5,717,312
iStar Financial, Inc.	480,792	5,673,346
Jernigan Capital, Inc.	158,280	2,736,661
Kite Realty Group Trust	566,098	5,864,775
Lexington Corporate Properties Trust	1,786,910	17,744,016
LTC Properties, Inc.	256,372	8,462,840
Mack-Cali Realty Corp.	456,886	5,021,177
Monmouth Real Estate Investment Corp. Class A	636,589	8,816,758
National Health Investors, Inc.	279,568	15,669,786
National Storage Affiliates Trust	408,570	13,846,437
NETSTREIT Corp.	85,688	1,502,968
New Senior Investment Group, Inc.	549,079	2,146,899
NexPoint Residential Trust, Inc.	142,663	6,322,824
One Liberty Properties, Inc.	106,204	1,638,728
Pebblebrook Hotel Trust	884,639	10,597,975
Physicians Realty Trust	1,302,646	21,962,612
Piedmont Office Realty Trust, Inc. Class A	826,191	9,435,101
Plymouth Industrial REIT, Inc.	113,266	1,439,611
Potlatch Corp.	425,191	17,666,686
Preferred Apartment Communities, Inc. Class A	359,110	1,939,194
PS Business Parks, Inc.	131,173	14,957,657
QTS Realty Trust, Inc. Class A	396,135	24,366,264
Ramco-Gershenson Properties Trust (SBI)	580,436	2,838,332
Retail Opportunity Investments Corp.	589,831	5,739,056
Retail Properties America, Inc.	1,451,253	7,604,566
Retail Value, Inc.	110,961	1,387,013
RLJ Lodging Trust	1,112,363	9,099,129
Ryman Hospitality Properties, Inc.	324,431	12,928,575
Sabra Health Care REIT, Inc.	1,326,071	17,451,094
Safety Income and Growth, Inc.	113,106	7,783,955
Saul Centers, Inc.	83,840	2,075,040
Seritage Growth Properties (a)(b)	237,150	3,018,920
SITE Centers Corp.	1,029,677	7,012,100
Stag Industrial, Inc.	978,690	30,456,833
Summit Hotel Properties, Inc.	750,317	3,961,674
Sunstone Hotel Investors, Inc.	1,044,215	7,748,075
Tanger Factory Outlet Centers, Inc. (b)	634,227	3,925,865
Terreno Realty Corp.	434,828	24,472,120
The GEO Group, Inc. (b)	770,605	6,827,560
The Macerich Co. (b)	1,043,498	7,262,746
UMH Properties, Inc.	248,906	3,392,589
Uniti Group, Inc.	1,246,442	10,993,618
Universal Health Realty Income Trust (SBI)	85,781	4,586,710
Urban Edge Properties	779,761	7,329,753
Urstadt Biddle Properties, Inc. Class A	238,291	2,266,147
Washington REIT (SBI)	537,532	9,396,059
Whitestone REIT Class B	307,799	1,834,482
Xenia Hotels & Resorts, Inc.	775,590	6,390,862
		682,529,428
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	34,065	379,143
American Realty Investments, Inc. (a)	11,469	93,014
CTO Realty Growth, Inc.	29,867	1,318,031
Cushman & Wakefield PLC (a)	716,086	8,392,528
eXp World Holdings, Inc. (a)	158,919	6,736,576
Fathom Holdings, Inc. (a)	33,412	626,809
Forestar Group, Inc. (a)	112,253	1,867,890
FRP Holdings, Inc. (a)	43,028	1,740,913
Griffin Industrial Realty, Inc.	16,504	875,537
Kennedy-Wilson Holdings, Inc.	769,556	10,142,748
Marcus & Millichap, Inc. (a)(b)	150,310	4,694,181
Maui Land & Pineapple, Inc. (a)	39,623	399,796
Newmark Group, Inc.	966,110	4,574,531
RE/MAX Holdings, Inc.	115,423	3,732,780
Realogy Holdings Corp. (a)	758,646	8,466,489
Redfin Corp. (a)	622,190	25,988,876
Stratus Properties, Inc. (a)	32,793	700,786
Tejon Ranch Co. (a)	138,690	1,901,440
The RMR Group, Inc.	98,752	2,632,728
The St. Joe Co. (b)	213,919	5,784,370
Transcontinental Realty Investors, Inc. (a)	8,524	187,528
		91,236,694

TOTAL REAL ESTATE		773,766,122

UTILITIES - 3.3%
Electric Utilities - 0.7%
Allete, Inc.	333,821	17,218,487
Genie Energy Ltd. Class B	90,564	750,776
MGE Energy, Inc.	233,256	15,166,305
Otter Tail Corp.	261,606	10,032,590
PNM Resources, Inc.	511,090	25,554,500
Portland General Electric Co.	575,032	22,598,758
Spark Energy, Inc. Class A,	74,645	680,762
		92,002,178
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. Class A	210,633	11,496,834
Chesapeake Utilities Corp.	104,492	10,157,667
New Jersey Resources Corp. (b)	612,091	17,860,815
Northwest Natural Holding Co.	195,590	8,692,020
ONE Gas, Inc.	335,259	23,146,281
RGC Resources, Inc.	45,588	1,084,994
South Jersey Industries, Inc. (b)	648,163	12,490,101
Southwest Gas Holdings, Inc.	357,013	23,462,894
Spire, Inc.	322,638	18,080,634
		126,472,240
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	619,874	1,233,551
Brookfield Renewable Corp.	438,241	29,261,352
Clearway Energy, Inc.:
Class A	148,266	3,886,052
Class C (b)	590,621	16,631,887
Ormat Technologies, Inc. (b)	256,823	18,201,046
Sunnova Energy International, Inc. (a)	340,553	8,193,705
		77,407,593
Multi-Utilities - 0.5%
Avista Corp.	432,719	14,374,925
Black Hills Corp.	403,164	22,843,272
NorthWestern Energy Corp.	324,258	16,903,570
Unitil Corp.	95,748	3,308,093
		57,429,860
Water Utilities - 0.5%
American States Water Co.	236,040	17,629,828
Artesian Resources Corp. Class A	52,026	1,832,876
Cadiz, Inc. (a)(b)	139,135	1,328,739
California Water Service Group	315,688	14,070,214
Consolidated Water Co., Inc.	95,332	959,040
Global Water Resources, Inc.	73,827	782,566
Middlesex Water Co.	109,210	7,004,729
Pure Cycle Corp. (a)	137,403	1,209,146
SJW Corp.	169,258	10,272,268
York Water Co.	84,497	3,569,998
		58,659,404

TOTAL UTILITIES		411,971,275

TOTAL COMMON STOCKS
(Cost $11,735,294,130)		12,275,985,800
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (e)
(Cost $1,359,980)	1,360,000	1,359,992
	Shares	Value

Money Market Funds - 10.0%
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)
(Cost $1,225,815,389)	1,225,710,781	1,225,833,352
TOTAL INVESTMENT IN SECURITIES - 109.9%
(Cost $12,962,469,499)		13,503,179,144
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(1,215,846,183)
NET ASSETS - 100%		$12,287,332,961

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	223	Dec. 2020	$17,135,320	$(10,950)	$(10,950)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,967,879 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,359,992.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,163
Fidelity Securities Lending Cash Central Fund	10,118,361
Total	$10,168,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $1,172,167,371. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $2,486,152,486 and $2,432,486,505, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$263,763,009	$263,763,009	$--	$--
Consumer Discretionary	1,622,427,982	1,622,427,982	--	--
Consumer Staples	415,525,416	415,525,416	--	--
Energy	227,722,343	227,722,343	--	--
Financials	1,951,874,905	1,951,874,905	--	--
Health Care	2,608,164,181	2,608,063,456	13,790	86,935
Industrials	1,837,469,273	1,837,469,270	3	--
Information Technology	1,653,614,871	1,653,614,871	--	--
Materials	509,686,423	509,686,422	--	1
Real Estate	773,766,122	773,766,122	--	--
Utilities	411,971,275	411,971,275	--	--
U.S. Government and Government Agency Obligations	1,359,992	--	1,359,992	--
Money Market Funds	1,225,833,352	1,225,833,352	--	--
Total Investments in Securities:	$13,503,179,144	$13,501,718,423	$1,373,785	$86,936
Derivative Instruments:
Liabilities
Futures Contracts	$(10,950)	$(10,950)	$--	$--
Total Liabilities	$(10,950)	$(10,950)	$--	$--
Total Derivative Instruments:	$(10,950)	$(10,950)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(10,950)
Total Equity Risk	0	(10,950)
Total Value of Derivatives	$0	$(10,950)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,146,795,107) — See accompanying schedule: Unaffiliated issuers (cost $11,736,654,110)	$12,277,345,792
Fidelity Central Funds (cost $1,225,815,389)	1,225,833,352
Total Investment in Securities (cost $12,962,469,499)		$13,503,179,144
Segregated cash with brokers for derivative instruments		625,000
Cash		12,754,581
Receivable for investments sold		94,880,186
Receivable for fund shares sold		22,967,626
Dividends receivable		3,529,933
Distributions receivable from Fidelity Central Funds		1,875,348
Other receivables		5,990
Total assets		13,639,817,808
Liabilities
Payable for investments purchased	$90,841,405
Payable for fund shares redeemed	24,752,106
Accrued management fee	266,032
Notes payable to affiliates	10,577,000
Payable for daily variation margin on futures contracts	258,881
Collateral on securities loaned	1,225,789,423
Total liabilities		1,352,484,847
Net Assets		$12,287,332,961
Net Assets consist of:
Paid in capital		$11,899,276,358
Total accumulated earnings (loss)		388,056,603
Net Assets		$12,287,332,961
Net Asset Value, offering price and redemption price per share ($12,287,332,961 ÷ 627,538,710 shares)		$19.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$68,020,460
Interest		793
Income from Fidelity Central Funds (including $10,118,361 from security lending)		10,168,524
Total income		78,189,777
Expenses
Management fee	$1,424,358
Independent trustees' fees and expenses	16,466
Total expenses before reductions	1,440,824
Expense reductions	(362)
Total expenses after reductions		1,440,462
Net investment income (loss)		76,749,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,176,390)
Fidelity Central Funds	(4,889)
Foreign currency transactions	388
Futures contracts	37,772,259
Total net realized gain (loss)		34,591,368
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,722,580,384
Fidelity Central Funds	(3,945)
Futures contracts	(8,679,398)
Total change in net unrealized appreciation (depreciation)		1,713,897,041
Net gain (loss)		1,748,488,409
Net increase (decrease) in net assets resulting from operations		$1,825,237,724

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,749,315	$135,959,790
Net realized gain (loss)	34,591,368	35,330,204
Change in net unrealized appreciation (depreciation)	1,713,897,041	(1,909,819,270)
Net increase (decrease) in net assets resulting from operations	1,825,237,724	(1,738,529,276)
Distributions to shareholders	(24,619,205)	(307,438,333)
Share transactions
Proceeds from sales of shares	3,039,340,659	6,859,771,158
Reinvestment of distributions	23,799,923	298,048,546
Cost of shares redeemed	(2,503,721,323)	(3,749,127,601)
Net increase (decrease) in net assets resulting from share transactions	559,419,259	3,408,692,103
Total increase (decrease) in net assets	2,360,037,778	1,362,724,494
Net Assets
Beginning of period	9,927,295,183	8,564,570,689
End of period	$12,287,332,961	$9,927,295,183
Other Information
Shares
Sold	159,949,419	363,294,524
Issued in reinvestment of distributions	1,247,376	14,543,925
Redeemed	(131,698,071)	(199,115,229)
Net increase (decrease)	29,498,724	178,723,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.60	$20.43	$20.49	$19.03	$15.48	$17.07
Income from Investment Operations
Net investment income (loss)A	.13	.27	.27	.28	.25	.24
Net realized and unrealized gain (loss)	2.89	(3.48)	.60	1.93	3.72	(1.20)
Total from investment operations	3.02	(3.21)	.87	2.21	3.97	(.96)
Distributions from net investment income	(.04)	(.28)	(.23)	(.23)	(.23)	(.22)
Distributions from net realized gain	–	(.35)	(.70)	(.51)	(.19)	(.41)
Total distributions	(.04)	(.62)B	(.93)	(.75)B	(.42)	(.63)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$19.58	$16.60	$20.43	$20.49	$19.03	$15.48
Total ReturnD,E	18.21%	(16.27)%	4.74%	11.73%	25.90%	(5.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.04%	.05%	.15%
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.04%	.04%	.05%
Expenses net of all reductions	.03%H	.03%	.03%	.04%	.04%	.05%
Net investment income (loss)	1.33%H	1.42%	1.37%	1.38%	1.44%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$12,287,333	$9,927,295	$8,564,571	$353,568	$169,906	$116,939
Portfolio turnover rateI	32%H	17%	18%	14%J	11%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain deemed distributions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$13,485,304,406	$3,259,286,141	$(1,703,344,437)	$1,555,941,704
Fidelity Small Cap Index Fund	13,187,481,250	2,458,136,447	(2,142,449,503)	315,686,944

At the prior fiscal period end, certain of the Funds were required to defer losses on futures contracts. In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to April 30, 2020. Loss deferrals were as follows:

Capital losses
Fidelity Small Cap Index Fund	$(22,051,273)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	2,342,930,662	1,659,625,247
Fidelity Small Cap Index Fund	2,621,101,723	1,822,706,301

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2021. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Mid Cap Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in their Statements of Assets and Liabilities. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$8,756,348.31%
Fidelity Small Cap Index Fund	Borrower	$22,746,000.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are paid by the investment adviser under the Expense Contract. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$98,494	$4,284	$550,952
Fidelity Small Cap Index Fund	1,072,381	327,403	8,558,299

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$206
Fidelity Small Cap Index Fund	362

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Small Cap Index Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Mid Cap Index Fund	.03%
Actual		$1,000.00	$1,178.20	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Small Cap Index Fund	.03%
Actual		$1,000.00	$1,182.10	$.17
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods. Due to the characteristics of the funds, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by Fidelity under expense limitation arrangements then in effect for the fund, from the fund's management fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2015.

Fidelity Mid Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.12% to 0.04%; (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2017, and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

Fidelity Small Cap Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.15% to 0.04%; (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2017, and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

At its September 2020 meeting, the Board also approved an amendment to the fund’s sub-advisory agreement with Geode (effective October 1, 2020) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-I-SCX-I-SANN-1220
1.929323.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 18, 2020